UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                  811-01944
                                                    --------------------------

                     Principal Variable Contracts Fund, Inc.
------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                   711 High Street, Des Moines, IA 50392-2080
------------------------------------------------------------------------------
(Address of principal executive offices)           (Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                  -------------------

Date of fiscal year end:           December 31, 2004
                                   ---------------------------

Date of reporting period:          September 30, 2004
                                   ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                                Shares
                                                                 Held                 Value
 -----------------------------------------------------------------------------------------------------
COMMON STOCKS (61.68%)
ADVERTISING AGENCIES (0.10%)
                                                                                   $
 Interpublic Group /1/                                            2,300                 24,357
 Omnicom Group                                                    1,075                 78,539
                                                                                       102,896
AEROSPACE & DEFENSE (0.39%)
 BAE Systems                                                      5,238                 21,326
 Boeing                                                           3,500                180,670
 Northrop Grumman                                                 1,500                 79,995
 Raytheon                                                         2,100                 79,758
 Rockwell Collins                                                   600                 22,284
                                                                                       384,033
AEROSPACE & DEFENSE EQUIPMENT (0.39%)
 General Dynamics                                                   800                 81,680
 Lockheed Martin                                                  1,700                 94,826
 United Technologies                                              2,200                205,436
                                                                                       381,942
AGRICULTURAL OPERATIONS (0.01%)
 Monsanto                                                           200                  7,284
AIRLINES (0.05%)
 Southwest Airlines                                               3,600                 49,032
AIRPORT DEVELOPMENT & MAINTENANCE (0.07%)
 BAA                                                              7,107                 71,247
APPLICATIONS SOFTWARE (1.63%)
 Citrix Systems /1/                                                 500                  8,760
 Intuit /1/                                                       1,100                 49,940
 Mercury Interactive /1/                                            700                 24,416
 Microsoft                                                       54,100              1,495,865
 Siebel Systems /1/                                               3,200                 24,128
                                                                                     1,603,109
AUTO-CARS & LIGHT TRUCKS (0.40%)
 DaimlerChrysler                                                  5,462                224,883
 PSA Peugeot Citroen                                                391                 24,087
 Renault                                                            810                 66,246
 Volkswagen                                                       1,927                 74,026
                                                                                       389,242
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.07%)
 Paccar                                                             950                 65,664
BEVERAGES-NON-ALCOHOLIC (1.01%)
 Coca-Cola                                                       12,225                489,611
 Coca-Cola Enterprises                                            2,500                 47,250
 Pepsi Bottling Group                                             1,500                 40,725
 Pepsico                                                          8,570                416,931
                                                                                       994,517
BEVERAGES-WINE & SPIRITS (0.03%)
 Brown-Forman                                                       700                 32,060
BREWERY (0.21%)
 Anheuser-Busch                                                   4,100                204,795
BROADCASTING SERVICES & PROGRAMMING (0.11%)
 Clear Channel Communications                                     3,451                107,568
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.10%)
 Compagnie de Saint-Gobain                                          579                 29,721

                                                                Shares
                                                                 Held                 Value
-----------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (CONTINUED)
                                                                                   $
 Masco                                                            1,700                 58,701
 Vulcan Materials                                                   100                  5,095
                                                                                        93,517
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.16%)
 Bouygues                                                         4,249                159,373
BUILDING PRODUCTS-AIR & HEATING (0.05%)
 American Standard /1/                                            1,200                 46,692
BUILDING-HEAVY CONSTRUCTION (0.02%)
 Vinci                                                              137                 15,765
BUILDING-MAINTENANCE & SERVICE (0.01%)
 Ecolab                                                             200                  6,288
CABLE TV (0.35%)
 Comcast /1/                                                     12,152                343,172
CASINO SERVICES (0.05%)
 International Game Technology                                    1,506                 54,141
CELLULAR TELECOMMUNICATIONS (0.89%)
 AT&T Wireless Services /1/                                      14,500                214,310
 Mobile Telesystems                                               1,500                217,485
 Nextel Communications /1/                                        5,000                119,200
 Vimpel Communications /1/                                        1,900                206,720
 Vodafone Group                                                  47,267                113,330
                                                                                       871,045
CHEMICALS-DIVERSIFIED (0.09%)
 Akzo Nobel                                                         107                  3,778
 Dow Chemical                                                       700                 31,626
 E. I. Du Pont de Nemours                                           800                 34,240
 PPG Industries                                                     100                  6,128
 Rohm & Haas                                                        200                  8,594
                                                                                        84,366
CHEMICALS-SPECIALTY (0.01%)
 Engelhard                                                          100                  2,835
 Sigma-Aldrich                                                      100                  5,800
                                                                                         8,635
CIRCUIT BOARDS (0.02%)
 Jabil Circuit /1/                                                  800                 18,400
COMMERCIAL BANKS (0.60%)
 AmSouth Bancorp                                                    100                  2,440
 BB&T                                                               100                  3,969
 Danske Bank                                                      3,400                 89,375
 IntesaBci                                                       20,755                 78,880
 Nordea                                                          10,500                 85,815
 Regions Financial                                                  123                  4,067
 Sberbank /1/                                                     4,100                170,560
 SouthTrust                                                         100                  4,166
 Svenska Handelsbanken                                            7,100                148,725
 Synovus Financial                                                  100                  2,615
                                                                                       590,612
COMMERCIAL SERVICE-FINANCE (0.12%)
 H&R Block                                                          800                 39,536
 Moody's                                                            100                  7,325

                                                                Shares
                                                                 Held                 Value
-----------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

COMMERCIAL SERVICE-FINANCE (CONTINUED)
                                                                                   $
 Paychex                                                          2,200                 66,330
                                                                                       113,191
COMPUTER SERVICES (0.23%)
 Affiliated Computer Services /1/                                   900                 50,103
 Computer Sciences /1/ /2/                                        1,200                 56,520
 Electronic Data Systems                                          2,800                 54,292
 Sungard Data Systems /1/                                         1,900                 45,163
 Unisys /1/                                                       2,400                 24,768
                                                                                       230,846
COMPUTERS (0.74%)
 Apple Computer /1/                                               1,200                 46,500
 Hewlett-Packard                                                  9,500                178,125
 International Business Machines                                  5,400                462,996
 Sun Microsystems /1/                                            10,600                 42,824
                                                                                       730,445
COMPUTERS-INTEGRATED SYSTEMS (0.29%)
 Dell /1/                                                         8,000                284,800
COMPUTERS-MEMORY DEVICES (0.13%)
 EMC /1/                                                          7,600                 87,704
 Veritas Software /1/                                             2,500                 44,500
                                                                                       132,204
COMPUTERS-PERIPHERAL EQUIPMENT (0.03%)
 Lexmark International /1/                                          400                 33,604
CONSUMER PRODUCTS-MISCELLANEOUS (0.07%)
 Clorox                                                           1,300                 69,290
CONTAINERS-PAPER & PLASTIC (0.00%)
 Sealed Air /1/                                                     100                  4,635
COSMETICS & TOILETRIES (1.54%)
 Avon Products                                                    2,800                122,304
 Colgate-Palmolive                                                3,150                142,317
 Gillette                                                         5,900                246,266
 Kimberly-Clark                                                   2,900                187,311
 Procter & Gamble                                                15,100                817,212
                                                                                     1,515,410
CRUISE LINES (0.16%)
 Carnival                                                         2,583                122,150
 Carnival                                                           762                 37,478
                                                                                       159,628
DATA PROCESSING & MANAGEMENT (0.40%)
 Automatic Data Processing                                        3,200                132,224
 First Data                                                       5,047                219,544
 Fiserv /1/                                                       1,300                 45,318
                                                                                       397,086
DISPOSABLE MEDICAL PRODUCTS (0.05%)
 C.R. Bard                                                          800                 45,304
DISTRIBUTION-WHOLESALE (0.03%)
 W.W. Grainger                                                      300                 17,295
 Wolseley                                                           623                 10,648
                                                                                        27,943
DIVERSIFIED MANUFACTURING OPERATIONS (2.37%)
 3M                                                               2,900                231,913

                                                                Shares
                                                                 Held                 Value
-----------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                                                                                   $
 Cooper Industries                                                  300                 17,700
 Danaher                                                          1,400                 71,792
 Eaton                                                              800                 50,728
 General Electric                                                40,800              1,370,064
 Honeywell International                                          3,900                139,854
 Illinois Tool Works                                              1,400                130,438
 ITT Industries                                                     300                 23,997
 Textron                                                            600                 38,562
 Tyco International                                               8,100                248,346
                                                                                     2,323,394
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.10%)
 Cendant                                                          4,600                 99,360
DRUG DELIVERY SYSTEMS (0.02%)
 Hospira /1/                                                        580                 17,748
E-COMMERCE-SERVICES (0.10%)
 eBay /1/                                                         1,028                 94,514
ELECTRIC PRODUCTS-MISCELLANEOUS (0.13%)
 Emerson Electric                                                 1,800                111,402
 Molex                                                              600                 17,892
                                                                                       129,294
ELECTRIC-GENERATION (0.03%)
 AES /1/                                                          2,700                 26,973
ELECTRIC-INTEGRATED (1.11%)
 Ameren                                                             800                 36,920
 American Electric Power                                          1,700                 54,332
 Cinergy                                                            800                 31,680
 Consolidated Edison                                              1,000                 42,040
 Constellation Energy Group                                         700                 27,888
 Dominion Resources                                               1,400                 91,350
 DTE Energy                                                         700                 29,533
 Duke Energy                                                      3,800                 86,982
 Edison International                                             1,400                 37,114
 Entergy                                                          1,000                 60,610
 Exelon                                                           2,800                102,732
 FirstEnergy                                                      1,400                 57,512
 FPL Group                                                          800                 54,656
 NiSource                                                         1,100                 23,111
 PG&E /1/                                                         1,800                 54,720
 PPL                                                                700                 33,026
 Progress Energy                                                  1,000                 42,340
 Public Service Enterprise Group                                  1,000                 42,600
 Southern                                                         3,100                 92,938
 TXU                                                              1,300                 62,296
 XCEL Energy                                                      1,700                 29,444
                                                                                     1,093,824
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.03%)
 Sanmina /1/                                                      1,900                 13,395
 Solectron /1/                                                    3,400                 16,830
                                                                                        30,225
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.84%)
 Advanced Micro Devices /1/                                       2,900                 37,700
 Altera /1/                                                       2,800                 54,796
 Broadcom /1/                                                     2,300                 62,767
                                                                Shares
                                                                 Held                 Value
-----------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                                   $
 Infineon Technologies /1/                                       13,418                136,987
 Intel                                                           42,100                844,526
 Micron Technology /1/                                            4,700                 56,541
 National Semiconductor /1/                                       3,100                 48,019
 QLogic /1/                                                         300                  8,883
 STMicroelectronics                                              13,482                232,416
 Texas Instruments                                               11,600                246,848
 Xilinx                                                           2,700                 72,900
                                                                                     1,802,383
ELECTRONIC FORMS (0.07%)
 Adobe Systems                                                    1,400                 69,258
ELECTRONIC MEASUREMENT INSTRUMENTS (0.03%)
 Agilent Technologies /1/                                         1,500                 32,355
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.04%)
 ABB /1/                                                          5,939                 36,242
ENTERPRISE SOFTWARE & SERVICE (1.09%)
 BMC Software /1/                                                 1,200                 18,972
 Computer Associates International                                3,300                 86,790
 Novell /1/                                                       2,400                 15,144
 Oracle /1/                                                      28,900                325,992
 Peoplesoft /1/                                                   2,100                 41,685
 SAP                                                              3,745                583,737
                                                                                     1,072,320
ENTERTAINMENT SOFTWARE (0.08%)
 Electronic Arts /1/                                              1,700                 78,183
FIDUCIARY BANKS (0.42%)
 Bank of New York                                                 4,000                116,680
 Mellon Financial                                                10,100                279,669
 Northern Trust                                                     100                  4,080
 State Street                                                       200                  8,542
                                                                                       408,971
FINANCE-CONSUMER LOANS (0.01%)
 SLM                                                                200                  8,920
FINANCE-CREDIT CARD (0.49%)
 American Express                                                 4,100                210,986
 Capital One Financial                                              100                  7,390
 MBNA                                                            10,600                267,120
                                                                                       485,496
FINANCE-INVESTMENT BANKER & BROKER (2.00%)
 Charles Schwab                                                   6,500                 59,735
 Citigroup                                                       24,016              1,059,586
 Goldman Sachs Group                                              3,075                286,713
 Lehman Brothers Holdings                                         3,000                239,160
 Merrill Lynch                                                    6,300                313,236
 Piper Jaffray /1/                                                   73                  2,890
                                                                                     1,961,320
FINANCE-MORTGAGE LOAN/BANKER (0.26%)
 Federal Home Loan Mortgage                                       2,200                143,528
 Federal National Mortgage Association                            1,700                107,780
                                                                                       251,308
                                                                Shares
                                                                 Held                 Value
-----------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
FINANCE-OTHER SERVICES (0.13%)
                                                                                   $
 Man Group                                                        6,143                132,281
FINANCIAL GUARANTEE INSURANCE (0.01%)
 MBIA                                                               100                  5,821
 MGIC Investment /2/                                                100                  6,655
                                                                                        12,476
FOOD-CATERING (0.06%)
 Compass Group                                                   13,638                 54,416
FOOD-CONFECTIONERY (0.14%)
 Hershey Foods                                                    1,500                 70,065
 Wm. Wrigley Jr.                                                  1,100                 69,641
                                                                                       139,706
FOOD-FLOUR & GRAIN (0.06%)
 Archer Daniels Midland                                           3,200                 54,336
FOOD-MISCELLANEOUS/DIVERSIFIED (0.50%)
 Cadbury Schweppes                                                3,278                 25,195
 Campbell Soup                                                    2,300                 60,467
 ConAgra Foods                                                    2,600                 66,846
 General Mills                                                    1,800                 80,820
 H.J. Heinz                                                       1,800                 64,836
 Kellogg                                                          2,000                 85,320
 Sara Lee                                                         4,500                102,870
                                                                                       486,354
FOOD-RETAIL (1.12%)
 Albertson's                                                      1,100                 26,323
 Carrefour                                                        7,382                347,209
 Koninklijke Ahold /1/                                            4,460                 28,472
 Kroger /1/                                                       8,000                124,160
 Safeway /1/                                                      1,300                 25,103
 Tesco                                                          105,841                546,802
                                                                                     1,098,069
FOOD-WHOLESALE & DISTRIBUTION (0.06%)
 Sysco                                                            1,900                 56,848
FORESTRY (0.04%)
 Plum Creek Timber                                                1,100                 38,533
GAS-DISTRIBUTION (0.28%)
 KeySpan                                                            700                 27,440
 OAO Gazprom                                                      5,952                213,439
 Sempra Energy                                                    1,000                 36,190
                                                                                       277,069
GOLD MINING (1.64%)
 Agnico-Eagle Mines                                               2,100                 29,988
 Barrick Gold                                                    15,700                330,328
 Glamis Gold /1/                                                  3,600                 67,428
 Goldcorp                                                         5,100                 70,686
 Kinross Gold /1/                                                 8,100                 54,918
 Meridian Gold /1/                                                2,700                 45,144
 Newmont Mining                                                  16,900                769,457
 Placer Dome                                                     12,100                240,548
                                                                                     1,608,497
HEALTH CARE COST CONTAINMENT (0.05%)
 McKesson                                                         1,900                 48,735
                                                                Shares
                                                                 Held                 Value
-----------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
HOTELS & MOTELS (0.27%)
                                                                                   $
 Hilton Hotels                                                    1,700                 32,028
 InterContinental Hotels Group                                   12,443                141,627
 Marriott International                                           1,032                 53,622
 Starwood Hotels & Resorts Worldwide                                878                 40,757
                                                                                       268,034
HUMAN RESOURCES (0.02%)
 Robert Half International                                          900                 23,193
INDEX FUND (2.58%)
 iShares MSCI Brazil Index Fund /2/                              28,600                530,530
 iShares S&P 500/BARRA Growth Index Fund                         37,100              1,998,206
                                                                                     2,528,736
INDUSTRIAL AUTOMATION & ROBOTS (0.03%)
 Rockwell International                                             700                 27,090
INDUSTRIAL GASES (0.02%)
 Air Products & Chemicals                                           200                 10,876
 Praxair                                                            300                 12,822
                                                                                        23,698
INSTRUMENTS-CONTROLS (0.06%)
 Parker Hannifin                                                    700                 41,202
 Thermo Electron /1/                                                700                 18,914
                                                                                        60,116
INSTRUMENTS-SCIENTIFIC (0.04%)
 Applied Biosystems Group                                           800                 15,096
 Millipore /1/                                                      100                  4,785
 Waters /1/                                                         400                 17,640
                                                                                        37,521
INSURANCE BROKERS (0.11%)
 Aon                                                                100                  2,874
 Marsh & McLennan                                                 2,200                100,672
                                                                                       103,546
INTERNET SECURITY (0.10%)
 Symantec /1/                                                     1,800                 98,784
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.01%)
 Franklin Resources                                                 200                 11,152
LIFE & HEALTH INSURANCE (1.19%)
 Aflac                                                            6,400                250,944
 Jefferson-Pilot                                                    100                  4,966
 Legal & General Group                                          143,532                257,780
 Lincoln National                                                11,300                531,100
 Prudential                                                      15,510                126,508
 UnumProvident                                                      100                  1,569
                                                                                     1,172,867
LINEN SUPPLY & RELATED ITEMS (0.03%)
 Cintas                                                             700                 29,428
MACHINERY-CONSTRUCTION & MINING (0.13%)
 Caterpillar                                                      1,600                128,720
MACHINERY-ELECTRICAL (0.04%)
 Schneider Electric                                                 596                 38,529

                                                                Shares
                                                                 Held                 Value
-----------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
MACHINERY-FARM (0.06%)
                                                                                   $
 Deere                                                              900                 58,095
MACHINERY-GENERAL INDUSTRY (0.12%)
 Dover                                                            1,400                 54,418
 Ingersoll-Rand                                                     900                 61,173
                                                                                       115,591
MEDICAL INFORMATION SYSTEM (0.05%)
 IMS Health                                                       1,900                 45,448
MEDICAL INSTRUMENTS (1.01%)
 Biomet                                                           1,600                 75,008
 Boston Scientific /1/                                            5,400                214,542
 Guidant                                                          2,200                145,288
 Medtronic                                                        8,200                425,580
 St. Jude Medical /1/                                             1,775                133,604
                                                                                       994,022
MEDICAL LABORATORY & TESTING SERVICE (0.05%)
 Quest Diagnostics                                                  600                 52,932
MEDICAL PRODUCTS (1.16%)
 Baxter International                                             3,900                125,424
 Becton Dickinson                                                 1,600                 82,720
 Johnson & Johnson                                               12,200                687,226
 Stryker                                                          2,700                129,816
 Zimmer Holdings /1/                                              1,400                110,656
                                                                                     1,135,842
MEDICAL-BIOMEDICAL/GENE (0.48%)
 Amgen /1/                                                        5,400                306,072
 Biogen Idec /1/                                                  1,505                 92,061
 Chiron /1/                                                         500                 22,100
 Genzyme /1/                                                        900                 48,969
                                                                                       469,202
MEDICAL-DRUGS (4.39%)
 Abbott Laboratories                                              6,200                262,632
 Allergan                                                           700                 50,785
 AstraZeneca                                                      2,590                106,155
 Bristol-Myers Squibb                                             8,200                194,094
 Elan /1/                                                         2,242                 52,628
 Eli Lilly                                                        4,600                276,230
 Forest Laboratories /1/                                          1,600                 71,968
 GlaxoSmithKline                                                 17,679                381,973
 Medimmune /1/                                                      600                 14,220
 Merck                                                            9,100                300,300
 Novartis                                                         7,555                352,127
 Novo Nordisk                                                     4,100                224,448
 Pfizer                                                          30,500                933,300
 Roche Holding                                                    3,855                398,250
 Sanofi-Synthelabo                                                3,157                228,986
 Schering                                                         2,176                137,021
 Schering-Plough                                                  6,800                129,608
 Wyeth                                                            5,300                198,220
                                                                                     4,312,945
MEDICAL-HMO (0.60%)
 Aetna                                                            1,000                 99,930
 Anthem /1/                                                         800                 69,800
 Humana /1/                                                         900                 17,982
                                                                Shares
                                                                 Held                 Value
-----------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

MEDICAL-HMO (CONTINUED)
                                                                                   $
 UnitedHealth Group                                               4,100                302,334
 Wellpoint Health Networks /1/                                      900                 94,581
                                                                                       584,627
MEDICAL-HOSPITALS (0.20%)
 HCA                                                              3,200                122,080
 Health Management Associates                                     2,200                 44,946
 Tenet Healthcare /1/                                             2,800                 30,212
                                                                                       197,238
MEDICAL-NURSING HOMES (0.01%)
 Manor Care                                                         300                  8,988
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.21%)
 AmerisourceBergen                                                1,400                 75,194
 Cardinal Health                                                  2,900                126,933
                                                                                       202,127
METAL-ALUMINUM (0.02%)
 Alcoa                                                              700                 23,513
METAL-COPPER (0.01%)
 Phelps Dodge                                                       100                  9,203
METAL-DIVERSIFIED (0.01%)
 Freeport-McMoran Copper & Gold                                     200                  8,100
MISCELLANEOUS INVESTING (0.16%)
 Equity Office Properties Trust                                   2,400                 65,400
 Equity Residential Properties Trust                              1,600                 49,600
 Prologis Trust                                                   1,100                 38,764
                                                                                       153,764
MONEY CENTER BANKS (1.51%)
 Bank of America                                                  8,332                361,026
 Credit Suisse Group                                              4,228                134,929
 Deutsche Bank                                                    1,001                 71,797
 HSBC Holdings                                                   30,937                490,962
 JP Morgan Chase                                                  4,528                179,897
 UBS                                                              1,725                121,428
 UniCredito Italiano                                             24,331                122,690
                                                                                     1,482,729
MULTI-LINE INSURANCE (3.91%)
 Allianz                                                          2,247                225,773
 Allstate                                                         3,900                187,161
 American International Group                                    19,375              1,317,306
 Assicurazioni Generali                                          11,675                320,893
 AXA                                                             11,025                223,060
 CGNU                                                            13,043                129,103
 Cigna                                                              800                 55,704
 Hartford Financial Services Group                               15,300                947,529
 Loews                                                              100                  5,850
 MetLife                                                          3,900                150,735
 Prudential Financial                                             2,700                127,008
 Zurich Financial Services                                        1,072                152,812
                                                                                     3,842,934
MULTIMEDIA (1.29%)
 Gannett                                                          1,560                130,665
 McGraw-Hill                                                      1,091                 86,942
 Reuters Group                                                    5,565                 31,394
                                                                Shares
                                                                 Held                 Value
-----------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

MULTIMEDIA (CONTINUED)
                                                                                   $
 Time Warner /1/                                                 24,524                395,817
 Viacom                                                           9,264                310,900
 Vivendi Universal /1/                                            2,521                 64,594
 Walt Disney                                                     11,138                251,162
                                                                                     1,271,474
NETWORKING PRODUCTS (0.47%)
 Cisco Systems /1/                                               21,500                389,150
 Lucent Technologies /1/                                         13,900                 44,063
 Network Appliance /1/                                            1,100                 25,300
                                                                                       458,513
NON-HAZARDOUS WASTE DISPOSAL (0.07%)
 Waste Management                                                 2,500                 68,350
NON-HOTEL GAMBLING (0.04%)
 Hilton Group                                                     7,632                 38,151
OFFICE AUTOMATION & EQUIPMENT (0.09%)
 Pitney Bowes                                                     1,200                 52,920
 Xerox /1/                                                        2,600                 36,608
                                                                                        89,528
OFFICE SUPPLIES & FORMS (0.03%)
 Avery Dennison                                                     500                 32,890
OIL & GAS DRILLING (0.03%)
 Nabors Industries /1/                                              200                  9,470
 Transocean Sedco Forex /1/                                         700                 25,046
                                                                                        34,516
OIL COMPANY-EXPLORATION & PRODUCTION (0.23%)
 Anadarko Petroleum                                                 700                 46,452
 Apache                                                           1,300                 65,143
 Burlington Resources                                             1,700                 69,360
 Devon Energy                                                       400                 28,404
 EOG Resources                                                      100                  6,585
 Kerr-McGee                                                         100                  5,725
                                                                                       221,669
OIL COMPANY-INTEGRATED (1.94%)
 Amerada Hess                                                       100                  8,900
 BP Amoco                                                         1,034                  9,879
 ChevronTexaco                                                    6,000                321,840
 ConocoPhillips                                                   1,900                157,415
 Exxon Mobil                                                     18,100                874,773
 LUKOIL                                                           1,500                187,500
 Marathon Oil                                                     1,200                 49,536
 Occidental Petroleum                                             1,400                 78,302
 Unocal                                                             900                 38,700
 YUKOS /2/                                                       11,100                178,044
                                                                                     1,904,889
OIL-FIELD SERVICES (0.25%)
 Baker Hughes                                                     1,800                 78,696
 BJ Services                                                        600                 31,446
 Halliburton                                                      1,100                 37,059
 Schlumberger                                                     1,500                100,965
                                                                                       248,166
OPTICAL SUPPLIES (0.01%)
 Bausch & Lomb                                                      200                 13,290
                                                                Shares
                                                                 Held                 Value
-----------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
PAPER & RELATED PRODUCTS (0.04%)
                                                                                   $
 Georgia-Pacific                                                    200                  7,190
 International Paper                                                400                 16,164
 MeadWestvaco                                                       200                  6,380
 Weyerhaeuser                                                       200                 13,296
                                                                                        43,030
PHARMACY SERVICES (0.08%)
 Express Scripts /1/                                                500                 32,670
 Medco Health Solutions /1/                                       1,550                 47,895
                                                                                        80,565
PIPELINES (0.01%)
 Kinder Morgan                                                      200                 12,564
POWER CONVERTER & SUPPLY EQUIPMENT (0.02%)
 American Power Conversion                                          900                 15,651
PRINTING-COMMERCIAL (0.04%)
 R.R. Donnelley & Sons                                            1,200                 37,584
PROPERTY & CASUALTY INSURANCE (0.20%)
 ACE                                                                400                 16,024
 Chubb                                                              100                  7,028
 Progressive                                                        800                 67,800
 St. Paul                                                         3,045                100,668
 XL Capital                                                         100                  7,399
                                                                                       198,919
PUBLICLY TRADED INVESTMENT FUND (3.47%)
 iShares MSCI Japan Index Fund                                  346,500              3,361,050
 Standard & Poor's MidCap 400 Depository
  Receipts                                                          437                 47,428
                                                                                     3,408,478
PUBLISHING-NEWSPAPERS (0.12%)
 New York Times                                                   1,102                 43,088
 Tribune                                                          1,832                 75,387
                                                                                       118,475
REAL ESTATE OPERATOR & DEVELOPER (0.28%)
 Land Securities Group                                           13,143                279,211
REGIONAL BANKS (0.73%)
 Comerica                                                         1,200                 71,220
 Fifth Third Bancorp                                                700                 34,454
 KeyCorp                                                            100                  3,160
 National City                                                      200                  7,724
 PNC Financial Services Group                                     1,600                 86,560
 SunTrust Banks                                                     100                  7,041
 U.S. Bancorp                                                     7,700                222,530
 Wachovia                                                           400                 18,780
 Wells Fargo                                                      4,400                262,372
                                                                                       713,841
REINSURANCE (0.08%)
 Muenchener Rueckversicherungs-Gesellschaft                         694                 66,629
 Swiss Reinsurance                                                  287                 16,514
                                                                                        83,143
RETAIL-APPAREL & SHOE (0.05%)
 Gap                                                              1,444                 27,003
                                                                Shares
                                                                 Held                 Value
-----------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

RETAIL-APPAREL & SHOE (CONTINUED)
                                                                                   $
 Limited                                                          1,028                 22,914
                                                                                        49,917
RETAIL-AUTO PARTS (0.02%)
 Autozone /1/                                                       205                 15,836
RETAIL-BEDDING (0.02%)
 Bed Bath & Beyond /1/                                              598                 22,192
RETAIL-BUILDING PRODUCTS (0.22%)
 Home Depot                                                       3,593                140,845
 Lowe's                                                           1,299                 70,601
                                                                                       211,446
RETAIL-CONSUMER ELECTRONICS (0.03%)
 Best Buy                                                           569                 30,863
RETAIL-DISCOUNT (1.22%)
 Costco Wholesale                                                 2,075                 86,237
 Dollar General                                                     680                 13,702
 Family Dollar Stores                                               359                  9,729
 Target                                                           1,549                 70,092
 TJX                                                                896                 19,748
 Wal-Mart Stores                                                 18,800              1,000,160
                                                                                     1,199,668
RETAIL-DRUG STORE (0.19%)
 Boots Group                                                        423                  4,918
 CVS                                                              1,100                 46,343
 Walgreen                                                         3,875                138,841
                                                                                       190,102
RETAIL-JEWELRY (0.01%)
 Tiffany                                                            346                 10,636
RETAIL-MAJOR DEPARTMENT STORE (0.08%)
 J.C. Penney                                                        641                 22,614
 May Department Stores                                              471                 12,072
 Metro                                                              598                 26,589
 Sears Roebuck                                                      514                 20,483
                                                                                        81,758
RETAIL-OFFICE SUPPLIES (0.03%)
 Staples                                                          1,030                 30,715
RETAIL-REGIONAL DEPARTMENT STORE (0.05%)
 Federated Department Stores                                        412                 18,717
 Kohl's /1/                                                         597                 28,770
                                                                                        47,487
RETAIL-RESTAURANTS (0.28%)
 McDonald's                                                       4,969                139,281
 Starbucks /1/                                                    1,787                 81,237
 Yum! Brands                                                      1,398                 56,843
                                                                                       277,361
RUBBER-TIRES (0.27%)
 Compagnie Generale des Etablissements Michelin                   2,858                145,251
 Continental                                                      2,162                117,344
                                                                                       262,595
SAVINGS & LOANS-THRIFTS (0.02%)
 Golden West Financial                                              100                 11,095
                                                                Shares
                                                                 Held                 Value
-----------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

SAVINGS & LOANS-THRIFTS (CONTINUED)
                                                                                   $
 Washington Mutual                                                  300                 11,724
                                                                                        22,819
SCHOOLS (0.04%)
 Apollo Group /1/                                                   600                 44,022
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.26%)
 Analog Devices                                                   2,500                 96,950
 Linear Technology                                                1,800                 65,232
 Maxim Integrated Products                                        2,200                 93,038
                                                                                       255,220
SEMICONDUCTOR EQUIPMENT (0.44%)
 Applied Materials /1/                                           11,700                192,933
 ASM Lithography Holding /1/                                     10,329                132,904
 Kla-Tencor /1/                                                   1,500                 62,220
 Novellus Systems /1/                                             1,200                 31,908
 Teradyne /1/                                                       600                  8,040
                                                                                       428,005
STEEL PRODUCERS (0.01%)
 Nucor                                                              100                  9,137
TELECOMMUNICATION EQUIPMENT (0.24%)
 Comverse Technology /1/                                            600                 11,298
 Qualcomm                                                         5,000                195,200
 Scientific-Atlanta                                                 500                 12,960
 Tellabs /1/                                                      1,400                 12,866
                                                                                       232,324
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.07%)
 Corning /1/                                                      4,300                 47,644
 JDS Uniphase /1/                                                 5,700                 19,209
                                                                                        66,853
TELECOMMUNICATION SERVICES (0.02%)
 Avaya /1/                                                        1,400                 19,516
TELEPHONE-INTEGRATED (3.40%)
 ALLTEL                                                           1,700                 93,347
 AT&T                                                             4,100                 58,712
 BellSouth                                                        9,900                268,488
 BT Group                                                        52,745                171,562
 CenturyTel                                                         800                 27,392
 Deutsche Telekom                                                12,074                223,439
 Portugal Telecom                                                 7,048                 77,645
 Qwest Communications International /1/                          11,500                 38,295
 Royal KPN                                                       22,094                165,468
 SBC Communications                                              17,700                459,315
 Sprint                                                           7,550                151,981
 Swisscom                                                           659                228,515
 Telecom Italia                                                  85,935                265,227
 Telecom Italia                                                  77,048                176,555
 Telefonica                                                      23,750                355,445
 Telefonica                                                           1                     45
 Verizon Communications                                          14,600                574,948
                                                                                     3,336,379
TELEVISION (0.06%)
 Univision Communications /1/                                     1,716                 54,243
                                                                Shares
                                                                 Held                 Value
-----------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
TOBACCO (0.55%)
                                                                                   $
 Altria Group                                                    10,000                470,400
 Reynolds American                                                  500                 34,020
 UST                                                                800                 32,208
                                                                                       536,628
TRANSPORT-MARINE (0.03%)
 A.P. Moller - Maersk Group                                           4                 30,643
TRANSPORT-RAIL (0.20%)
 Burlington Northern Santa Fe                                     1,200                 45,972
 CSX                                                              1,300                 43,160
 Norfolk Southern                                                 1,300                 38,662
 Union Pacific                                                    1,100                 64,460
                                                                                       192,254
TRANSPORT-SERVICES (0.45%)
 FedEx                                                            1,100                 94,259
 United Parcel Service                                            4,600                349,232
                                                                                       443,491
WEB PORTALS (0.26%)
 Yahoo /1/                                                        7,400                250,934
WIRELESS EQUIPMENT (0.13%)
 Motorola                                                         7,300                131,692
                                        TOTAL COMMON STOCKS                         60,565,536

                                                                Shares
                                                                 Held                 Value
-----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.00%)
REAL ESTATE OPERATOR & DEVELOPER (0.00%)
 Atlantic Gulf Communities /5/                                    4,809                      -
                                     TOTAL PREFERRED STOCKS                                  -

                                                               Principal
                                                                Amount                 Value
-----------------------------------------------------------------------------------------------------
BONDS (12.64%)
ADVERTISING SERVICES (0.04%)
 WPP Finance /3/
                                                             $                     $
  5.88%; 06/15/14                                                40,000                 40,991
AEROSPACE & DEFENSE (0.16%)
 BAE Systems Asset Trust /3/
  6.66%; 09/15/13                                                62,777                 69,734
 Northrop Grumman
  7.13%; 02/15/11                                                50,000                 57,473
 Raytheon
  6.75%; 08/15/07                                                25,000                 27,343
                                                                                       154,550
AIRLINES (0.13%)
 Continental Airlines
  6.65%; 03/15/19                                                93,040                 87,090

                                                               Principal
                                                                Amount                 Value
-----------------------------------------------------------------------------------------------------

BONDS (CONTINUED)

AIRLINES (CONTINUED)
 Southwest Airlines
                                                             $                     $
  5.50%; 11/01/06                                                35,000                 36,190
                                                                                       123,280
ASSET BACKED SECURITIES (0.22%)
 Chase Funding Mortgage Loan Asset Backed
  Certificates /4/
  1.95%; 11/25/18                                               114,388                114,388
 William Street Funding /3 4/
  1.95%; 04/23/06                                               100,000                100,111
                                                                                       214,499
AUTO FLOOR PLAN ASSET BACKED SECURITIES (0.10%)
 GE Dealer Floorplan Master Note Trust /4/ /5/
  1.86%; 07/20/08                                               100,000                100,000
AUTO-CARS & LIGHT TRUCKS (0.13%)
 DaimlerChrysler Holding
  7.20%; 09/01/09                                                20,000                 22,511
  7.30%; 01/15/12                                                15,000                 17,038
 Ford Motor
  7.45%; 07/16/31                                                90,000                 88,248
                                                                                       127,797
AUTOMOBILE SEQUENTIAL (0.70%)
 Capital Auto Receivables Asset Trust
  1.44%; 02/15/07                                               113,334                112,710
  1.84%; 01/15/08 /4/                                           150,000                150,111
 Ford Credit Auto Owner Trust
  1.62%; 08/15/05                                                10,857                 10,856
 Harley-Davidson Motorcycle Trust
  1.56%; 05/15/07                                                32,148                 32,130
 Honda Auto Receivables Owner Trust
  2.52%; 02/15/07                                               125,000                125,108
 Nissan Auto Receivables Owner Trust
  4.80%; 02/15/07                                                52,713                 53,076
 USAA Auto Owner Trust
  2.41%; 02/15/07                                               100,000                 99,989
 Wachovia Auto Owner Trust
  2.40%; 05/20/07                                               100,000                 99,919
                                                                                       683,899
BREWERY (0.03%)
 Miller Brewing /3/
  4.25%; 08/15/08                                                30,000                 30,496
BROADCASTING SERVICES & PROGRAMMING (0.03%)
 Clear Channel Communications
  7.65%; 09/15/10                                                25,000                 28,528
BUILDING-RESIDENTIAL & COMMERCIAL (0.03%)
 DR Horton
  6.88%; 05/01/13                                                30,000                 32,775
CABLE TV (0.12%)
 Comcast
  6.50%; 01/15/15                                                50,000                 54,007
 Comcast Cable Communications
  8.38%; 05/01/07                                                25,000                 27,927
                                                               Principal
                                                                Amount                 Value
-----------------------------------------------------------------------------------------------------

BONDS (CONTINUED)

CABLE TV (CONTINUED)
 EchoStar DBS
                                                             $                     $
  6.38%; 10/01/11                                                40,000                 40,500
                                                                                       122,434
CASINO HOTELS (0.19%)
 Harrah's Operating /3/
  5.50%; 07/01/10                                                35,000                 36,165
  8.00%; 02/01/11                                                35,000                 40,626
 MGM Mirage /3/
  6.75%; 09/01/12                                                35,000                 36,225
  8.50%; 09/15/10                                                45,000                 51,131
 Station Casinos
  6.00%; 04/01/12                                                25,000                 25,625
                                                                                       189,772
CELLULAR TELECOMMUNICATIONS (0.03%)
 AT&T Wireless Services
  8.75%; 03/01/31                                                20,000                 26,261
CHEMICALS-DIVERSIFIED (0.03%)
 FMC
  10.25%; 11/01/09                                                5,000                  5,838
 ICI Wilmington
  4.38%; 12/01/08                                                20,000                 20,230
                                                                                        26,068
COMPUTER SERVICES (0.04%)
 Electronic Data Systems
  6.00%; 08/01/13                                                25,000                 25,216
  7.13%; 10/15/09                                                15,000                 16,112
                                                                                        41,328
CONTAINERS-PAPER & PLASTIC (0.04%)
 Sealed Air /3/
  5.63%; 07/15/13                                                40,000                 41,126
CREDIT CARD ASSET BACKED SECURITIES (3.38%)
 American Express Credit Account Master Trust
  /4/
  1.71%; 12/15/09                                               200,000                200,460
  1.87%; 11/16/09                                               275,000                275,405
  1.90%; 09/15/08                                               200,000                200,379
 BA Master Credit Card Trust /4/
  1.88%; 06/15/08                                               275,000                275,480
 Bank One Issuance Trust /4/
  1.81%; 02/17/09                                               275,000                275,178
 Chase Credit Card Master Trust
  1.81%; 07/16/07 /4/                                           250,000                250,072
  5.50%; 11/17/08                                               350,000                365,853
 Citibank Credit Card Issuance Trust
  1.74%; 02/15/07 /4/                                           175,000                174,980
  4.10%; 12/07/06                                               250,000                251,023
  6.90%; 10/15/07                                               200,000                208,937
 GE Capital Credit Card Master Note Trust /4/
  /5/
  1.90%; 09/15/10                                               150,000                150,000
 MBNA Credit Card Master Note Trust /4/
  1.87%; 08/17/09                                               275,000                275,592
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                               200,000                207,711
                                                               Principal
                                                                Amount                 Value
-----------------------------------------------------------------------------------------------------

BONDS (CONTINUED)

CREDIT CARD ASSET BACKED SECURITIES (CONTINUED)
 Nordstrom Private Label Credit Card Master Note
  Trust /3/
                                                             $                     $
  4.82%; 04/15/10                                               200,000                207,036
                                                                                     3,318,106
DIVERSIFIED FINANCIAL SERVICES (0.12%)
 AXA Financial
  6.50%; 04/01/08                                                10,000                 10,977
 General Electric Capital
  4.25%; 12/01/10                                                25,000                 25,095
  6.75%; 03/15/32                                                50,000                 57,545
 NiSource Finance
  7.63%; 11/15/05                                                20,000                 21,016
                                                                                       114,633
DIVERSIFIED MANUFACTURING OPERATIONS (0.16%)
 Honeywell International
  5.13%; 11/01/06                                               155,000                161,421
DIVERSIFIED OPERATIONS (0.03%)
 Hutchison Whampoa International /3/
  6.50%; 02/13/13                                                25,000                 26,331
ELECTRIC-INTEGRATED (1.14%)
 Appalachian Power
  5.95%; 05/15/33                                                 5,000                  4,931
 Arizona Public Service
  5.80%; 06/30/14                                                40,000                 42,159
 Cincinnati Gas & Electric
  5.38%; 06/15/33                                                15,000                 13,740
  5.40%; 06/15/33                                                10,000                  9,194
  5.70%; 09/15/12                                                20,000                 21,151
 Columbus Southern Power
  6.60%; 03/01/33                                                25,000                 27,355
 Consumers Energy
  4.00%; 05/15/10                                                15,000                 14,749
  4.80%; 02/17/09                                                25,000                 25,773
  5.38%; 04/15/13                                                10,000                 10,293
 Entergy Gulf States
  3.60%; 06/01/08                                                20,000                 19,771
 Exelon
  6.75%; 05/01/11                                                30,000                 33,497
 FirstEnergy
  6.45%; 11/15/11                                                35,000                 38,180
 Monongahela Power
  5.00%; 10/01/06                                                20,000                 20,694
 Nevada Power
  9.00%; 08/15/13                                                25,000                 28,750
 Ohio Edison
  5.45%; 05/01/15                                                45,000                 45,579
 Ohio Power
  6.60%; 02/15/33                                                20,000                 21,824
 Pacific Gas & Electric
  6.05%; 03/01/34                                                40,000                 40,712
 PECO Energy Transition Trust
  6.05%; 03/01/09                                               500,000                526,610
 PSEG Energy Holdings
  7.75%; 04/16/07                                                25,000                 26,687
  8.63%; 02/15/08                                                25,000                 27,562
                                                               Principal
                                                                Amount                 Value
-----------------------------------------------------------------------------------------------------

BONDS (CONTINUED)

ELECTRIC-INTEGRATED (CONTINUED)
 Southern California Edison
                                                             $                     $
  5.00%; 01/15/14                                                10,000                 10,171
 Texas-New Mexico Power
  6.25%; 01/15/09                                                25,000                 26,365
 TXU
  6.38%; 06/15/06                                                20,000                 21,027
 TXU Energy
  7.00%; 03/15/13                                                20,000                 22,582
 Westar Energy
  6.00%; 07/01/14                                                25,000                 26,869
 Wisconsin Electric Power
  5.63%; 05/15/33                                                10,000                 10,005
                                                                                     1,116,230
FINANCE-AUTO LOANS (0.45%)
 Ford Motor Credit
  7.25%; 10/25/11                                                20,000                 21,643
 General Motors Acceptance
  4.50%; 07/15/06                                                20,000                 20,313
  6.88%; 09/15/11                                                55,000                 57,696
  8.00%; 11/01/31                                               145,000                150,074
 Toyota Motor Credit
  5.65%; 01/15/07                                               185,000                194,909
                                                                                       444,635
FINANCE-CONSUMER LOANS (0.85%)
 American General Finance
  5.88%; 07/14/06                                               105,000                110,273
 Household Finance
  4.13%; 12/15/08                                                15,000                 15,171
  6.75%; 05/15/11                                                95,000                106,928
 SLM Student Loan Trust /4/
  1.68%; 04/25/13 /5/                                           275,000                274,944
  1.70%; 01/25/13                                               125,000                125,262
  2.00%; 01/25/09 /5/                                           200,000                199,937
                                                                                       832,515
FINANCE-CREDIT CARD (0.07%)
 MBNA
  6.13%; 03/01/13                                                65,000                 69,873
FINANCE-INVESTMENT BANKER & BROKER (0.22%)
 Citigroup
  5.63%; 08/27/12                                                40,000                 42,754
  6.00%; 02/21/12                                                60,000                 65,990
 Goldman Sachs Group
  5.25%; 10/15/13                                                25,000                 25,172
  6.88%; 01/15/11                                                70,000                 79,051
                                                                                       212,967
FINANCE-MORTGAGE LOAN/BANKER (0.30%)
 Countrywide Home Loan
  3.25%; 05/21/08                                                55,000                 54,088
 Federal Home Loan Mortgage
  5.13%; 11/07/13                                               240,000                241,005
                                                                                       295,093
FINANCE-OTHER SERVICES (0.09%)
 Caterpillar Financial Services
  1.80%; 08/20/07                                                55,000                 54,934
                                                               Principal
                                                                Amount                 Value
-----------------------------------------------------------------------------------------------------

BONDS (CONTINUED)

FINANCE-OTHER SERVICES (CONTINUED)
 Newcourt Credit Group
                                                             $                     $
  6.88%; 02/16/05                                                30,000                 30,504
                                                                                        85,438
FOOD-MEAT PRODUCTS (0.05%)
 Smithfield Foods
  7.75%; 05/15/13                                                 5,000                  5,425
  8.00%; 10/15/09                                                37,000                 40,793
                                                                                        46,218
FOOD-MISCELLANEOUS/DIVERSIFIED (0.06%)
 Kraft Foods
  5.63%; 11/01/11                                                25,000                 26,406
  6.25%; 06/01/12                                                30,000                 32,776
                                                                                        59,182
FOOD-RETAIL (0.04%)
 Albertson's
  7.50%; 02/15/11                                                25,000                 28,916
 Kroger
  7.50%; 04/01/31                                                10,000                 11,608
                                                                                        40,524
GAS-DISTRIBUTION (0.05%)
 Ras Laffan Liquefied Natural Gas /3/
  8.29%; 03/15/14                                                40,000                 47,088
HOME EQUITY-OTHER (0.35%)
 Asset Backed Funding Certificates /4/
  1.97%; 07/25/34                                                96,090                 96,090
 New Century Home Equity Loan Trust /4 5/
  2.02%; 08/25/34                                                98,060                 98,060
 Residential Asset Securities /4/
  2.00%; 10/25/22                                               148,114                148,114
                                                                                       342,264
HOTELS & MOTELS (0.15%)
 Hilton Hotels
  7.63%; 12/01/12                                                50,000                 58,125
 Hyatt Equities /3/
  6.88%; 06/15/07                                                35,000                 37,345
 Starwood Hotels & Resorts Worldwide /4/
  7.88%; 05/01/12                                                50,000                 56,563
                                                                                       152,033
INSTRUMENTS-SCIENTIFIC (0.03%)
 Fisher Scientific International /3/
  6.75%; 08/15/14                                                25,000                 26,250
INSURANCE BROKERS (0.06%)
 Marsh & McLennan
  5.38%; 07/15/14                                                55,000                 56,361
LIFE & HEALTH INSURANCE (0.22%)
 AIG SunAmerica Global Financing VI /3/
  6.30%; 05/10/11                                                85,000                 93,696
 John Hancock Global Funding II /3/
  7.90%; 07/02/10                                               100,000                118,113
                                                                                       211,809
                                                               Principal
                                                                Amount                 Value
-----------------------------------------------------------------------------------------------------

BONDS (CONTINUED)
MACHINERY TOOLS & RELATED PRODUCTS (0.04%)
 Kennametal
                                                             $                     $
  7.20%; 06/15/12                                                35,000                 38,186
MEDICAL-HMO (0.17%)
 Aetna
  7.88%; 03/01/11                                                65,000                 76,723
 Anthem
  6.80%; 08/01/12                                                20,000                 22,544
 Health Net
  8.38%; 04/15/11                                                55,000                 67,786
                                                                                       167,053
MEDICAL-HOSPITALS (0.11%)
 HCA
  7.50%; 12/15/23                                               105,000                107,681
METAL-DIVERSIFIED (0.07%)
 Inco
  7.20%; 09/15/32                                                20,000                 22,815
  7.75%; 05/15/12                                                40,000                 47,128
                                                                                        69,943
MISCELLANEOUS INVESTING (0.07%)
 iStar Financial
  7.00%; 03/15/08                                                15,000                 16,199
 Reckson Operating Partnership
  5.15%; 01/15/11                                                25,000                 24,999
 Rouse
  3.63%; 03/15/09                                                15,000                 14,005
  5.38%; 11/26/13                                                10,000                  9,537
                                                                                        64,740
MONEY CENTER BANKS (0.10%)
 JP Morgan Chase
  6.00%; 02/15/09                                                90,000                 97,081
MULTI-LINE INSURANCE (0.02%)
 Hartford Financial Services Group
  2.38%; 06/01/06                                                25,000                 24,726
MULTIMEDIA (0.15%)
 AOL Time Warner
  7.70%; 05/01/32                                                75,000                 87,210
 News America Holdings
  8.88%; 04/26/23                                                50,000                 64,415
                                                                                       151,625
NON-HAZARDOUS WASTE DISPOSAL (0.07%)
 Waste Management
  5.00%; 03/15/14                                                25,000                 25,037
  7.00%; 07/15/28                                                30,000                 33,200
  7.38%; 08/01/10                                                10,000                 11,543
                                                                                        69,780
OIL & GAS DRILLING (0.04%)
 Consolidated Natural Gas
  5.00%; 03/01/14                                                10,000                 10,000
  6.25%; 11/01/11                                                30,000                 32,734
                                                                                        42,734
                                                               Principal
                                                                Amount                 Value
-----------------------------------------------------------------------------------------------------

BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (0.20%)
 Kerr-McGee
                                                             $                     $
  5.88%; 09/15/06                                                10,000                 10,473
  6.88%; 09/15/11                                                15,000                 16,780
  7.88%; 09/15/31                                                25,000                 29,559
 Nexen
  5.05%; 11/20/13                                                30,000                 29,784
 Pemex Project Funding Master Trust
  7.38%; 12/15/14                                                35,000                 38,150
  8.00%; 11/15/11                                                10,000                 11,312
  8.63%; 02/01/22 /4/                                            40,000                 45,480
 Plains Exploration & Production /3/
  7.13%; 06/15/14                                                10,000                 10,725
                                                                                       192,263
OIL COMPANY-INTEGRATED (0.09%)
 Amerada Hess
  7.88%; 10/01/29                                                55,000                 63,602
 Petro-Canada
  5.35%; 07/15/33                                                25,000                 22,908
                                                                                        86,510
OIL REFINING & MARKETING (0.01%)
 Enterprise Products Operating /3/
  5.60%; 10/15/14                                                15,000                 15,114
PAPER & RELATED PRODUCTS (0.19%)
 International Paper
  4.25%; 01/15/09                                                15,000                 15,052
  5.85%; 10/30/12                                                30,000                 31,695
 Sappi Papier Holding /3/
  6.75%; 06/15/12                                                25,000                 27,431
 Weyerhaeuser
  6.00%; 08/01/06                                                20,000                 21,021
  6.75%; 03/15/12                                                80,000                 89,711
                                                                                       184,910
PIPELINES (0.12%)
 CenterPoint Energy Resources
  7.75%; 02/15/11                                                25,000                 29,004
 GulfTerra Energy Partners
  6.25%; 06/01/10                                                55,000                 60,775
 Panhandle Eastern Pipe Line
  2.75%; 03/15/07                                                10,000                  9,815
 Texas Eastern Transmission
  7.00%; 07/15/32                                                20,000                 22,538
                                                                                       122,132
REAL ESTATE OPERATOR & DEVELOPER (0.04%)
 EOP Operating
  4.75%; 03/15/14                                                20,000                 19,303
  7.50%; 04/19/29                                                20,000                 22,409
                                                                                        41,712
RETAIL-AUTOMOBILE (0.02%)
 AutoNation
  9.00%; 08/01/08                                                15,000                 17,250
RETAIL-MAJOR DEPARTMENT STORE (0.09%)
 May Department Stores
  5.95%; 11/01/08                                                45,000                 48,139
  7.88%; 03/01/30                                                30,000                 35,841
                                                               Principal
                                                                Amount                 Value
-----------------------------------------------------------------------------------------------------

BONDS (CONTINUED)

RETAIL-MAJOR DEPARTMENT STORE (CONTINUED)
 Saks
                                                             $                     $
  8.25%; 11/15/08                                                   356                    392
                                                                                        84,372
RETAIL-REGIONAL DEPARTMENT STORE (0.04%)
 Federated Department Stores
  6.90%; 04/01/29                                                40,000                 43,825
RETAIL-RESTAURANTS (0.02%)
 Tricon Global Restaurants
  8.88%; 04/15/11                                                20,000                 24,867
SAVINGS & LOANS-THRIFTS (0.05%)
 Washington Mutual
  5.50%; 01/15/13                                                30,000                 31,086
  8.25%; 04/01/10                                                15,000                 17,753
                                                                                        48,839
SOVEREIGN (0.20%)
 Mexico Government
  8.00%; 09/24/22                                                70,000                 78,925
  8.30%; 08/15/31                                                50,000                 56,875
  8.38%; 01/14/11                                                50,000                 58,625
                                                                                       194,425
SPECIAL PURPOSE ENTITY (0.40%)
 Connecticut RRB Special Purpose Trust
  1.90%; 12/30/10 /4/                                           200,000                200,464
  5.36%; 03/30/07                                                80,309                 81,308
 Farmers Exchange Capital /3/
  7.05%; 07/15/28                                               110,000                111,780
                                                                                       393,552
TELEPHONE-INTEGRATED (0.28%)
 AT&T /4/
  8.05%; 11/15/11                                                25,000                 27,969
 Deutsche Telekom /4/
  8.75%; 06/15/30                                                40,000                 51,703
 France Telecom /4/
  9.25%; 03/01/31                                                20,000                 26,517
 Sprint Capital
  6.00%; 01/15/07                                                30,000                 31,755
  8.75%; 03/15/32                                                 5,000                  6,346
 Telecom Italia Capital /3/
  4.00%; 11/15/08                                                25,000                 25,141
 Verizon
  6.50%; 09/15/11                                                95,000                104,798
                                                                                       274,229
TEXTILE-HOME FURNISHINGS (0.03%)
 Mohawk Industries
  7.20%; 04/15/12                                                25,000                 28,779
TOBACCO (0.06%)
 Altria Group
  7.00%; 11/04/13                                                25,000                 26,084
  7.75%; 01/15/27                                                30,000                 31,689
                                                                                        57,773
TRANSPORT-RAIL (0.09%)
 CSX
  2.75%; 02/15/06                                                20,000                 19,946
                                                               Principal
                                                                Amount                 Value
-----------------------------------------------------------------------------------------------------

BONDS (CONTINUED)

TRANSPORT-RAIL (CONTINUED)
 CSX (continued)
  9.00%; 08/15/16                                            $   10,000            $    11,026
 Norfolk Southern
  7.35%; 05/15/07                                                20,000                 21,878
 Union Pacific
  6.65%; 01/15/11                                                20,000                 22,230
  6.79%; 11/09/07                                                15,000                 16,338
                                                                                        91,418
TRANSPORT-SERVICES (0.03%)
 FedEx
  7.25%; 02/15/11                                                30,000                 34,343
                                                TOTAL BONDS                         12,412,637

                                                               Principal
                                                                Amount                 Value
-----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
CERTIFICATES (2.30%)
                                                             $                     $
5.50%; 10/01/19 /7/                                             475,000                490,438
6.00%; 10/01/34 /7/                                             550,000                567,875
6.50%; 10/01/34 /7/                                             850,000                891,437
7.50%; 10/01/30                                                  85,465                 91,730
10.00%; 09/01/17                                                 38,714                 42,529
11.50%; 10/01/15                                                 50,222                 55,984
12.00%; 07/01/10                                                 30,856                 34,452
12.00%; 07/01/13                                                 38,259                 43,423
12.00%; 06/01/15                                                 38,352                 43,714
                                   TOTAL FHLMC CERTIFICATES                          2,261,582

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
CERTIFICATES (7.10%)
4.50%; 10/01/19 /7/                                             400,000                398,500
5.50%; 10/01/19 /7/                                             500,000                516,563
5.50%; 11/01/19 /7/                                             475,000                489,547
5.50%; 10/01/34 /7/                                             750,000                759,844
6.50%; 11/01/34 /7/                                           2,155,000              2,254,669
7.00%; 04/01/23                                                   4,747                  5,071
7.00%; 04/01/30                                                   4,351                  4,622
7.00%; 09/01/31                                                 797,420                846,153
7.00%; 10/01/31                                                 167,019                177,226
7.00%; 07/01/32                                                  56,246                 59,666
7.00%; 08/01/32                                                 283,742                300,999
7.50%; 04/01/30                                                   2,480                  2,659
7.50%; 06/01/30                                                 158,587                169,974
7.50%; 11/01/30                                                  32,092                 34,397
7.50%; 02/01/31                                                  85,398                 91,559
7.50%; 01/01/32                                                   2,063                  2,211
7.50%; 06/01/32                                                 134,478                144,020
7.50%; 07/01/32                                                 135,516                145,132
8.00%; 02/01/12                                                  37,793                 40,369
                                                               Principal
                                                                Amount                 Value
-----------------------------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
8.00%; 12/01/31                                              $   11,912            $    12,944
8.00%; 02/01/32                                                 253,675                 15,972
8.00%; 04/01/32                                                  14,756                 15,972
8.00%; 04/01/32                                                   5,645                  6,110
8.50%; 05/01/32                                                 162,679                177,623
10.00%; 04/01/16                                                 33,259                 36,760
                                 TOTAL FNMA CERTIFICATES                             6,967,156

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
CERTIFICATES (0.07%)
10.50%; 04/15/14                                                 13,870                 15,601
12.00%; 12/15/12                                                 44,754                 50,972
                                 TOTAL GNMA CERTIFICATES                                66,573



                            SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)


                                                     Principal
                                                      Amount                 Value
-------------------------------------------------------------------------------------------
TREASURY BONDS (5.43%)
 U.S. Treasury
                                                   $                     $
  3.50%; 11/15/06                                   1,050,000              1,068,416
  3.88%; 02/15/13                                   1,500,000              1,490,625
  4.75%; 11/15/08                                     250,000                265,000
  5.50%; 08/15/28                                      75,000                 80,622
  6.13%; 08/15/29                                     795,000                926,517
  6.50%; 02/15/10                                     150,000                172,113
  7.63%; 02/15/25                                     295,000                398,665
  8.13%; 08/15/19                                     250,000                342,256
  8.13%; 08/15/21                                     425,000                589,422
                                                                           5,333,636
                TOTAL TREASURY BONDS                                       5,333,636



                                                     Principal
                                                      Amount                 Value
-------------------------------------------------------------------------------------------
COMMERCIAL PAPER (6.62%)
FINANCE-MORTGAGE LOAN/BANKER (6.62%)
 Federal Home Loan Mortgage
  1.58%; 10/26/04                                  $1,300,000            $ 1,298,438
 Federal National Mortgage Association
  1.17%; 10/12/04                                   1,300,000              1,299,317
 Investment in Joint Trading Account;
  Federal Home Loan Bank
  1.61%; 10/06/04                                   1,300,000              1,299,709
  1.68%; 10/13/04                                   1,300,000              1,299,272
  1.69%; 10/15/04                                   1,300,000              1,299,143
                                                                           6,495,879
             TOTAL COMMERCIAL PAPER                                        6,495,879

                                                   Maturity
                                                    Amount                        Value
-------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.29%)
 Deutsche Bank Securities; 1.87%; dated
  09/30/04 maturing 10/01/04 (collateralized                             $
  by FHLB; $291,815; 06/18/14) /6/                 $  286,108                286,093
          TOTAL REPURCHASE AGREEMENTS                                        286,093
                                                                         -----------

      TOTAL PORTFOLIO INVESTMENTS (96.13%)                                94,389,092
CASH AND RECEIVABLES, NET OF
         LIABILITIES (3.87%)                                               3,800,795
                TOTAL NET ASSETS (100.00%)                               $98,189,887
                                                                         -------------

    Contract                    Opening       Current      Unrealized
      Type        Commitment  Market Value  Market Value   Gain (Loss)
-----------------------------------------------------------------------
FUTURES CONTRACTS
13 Aust 10 Year     Buy       $   956,126   $   978,971     $ 22,845
Bond
December, 2004
Futures
3 DJ Euro           Sell          101,761       101,832          (71)
Stoxx 50
December, 2004
Futures
1 FTSE 100 Index    Sell           83,317        83,311            6
December, 2004
Futures
3 Hang Seng         Buy           253,964       252,428       (1,536)
Index
December, 2004
Futures
9 Long Gilt         Buy         1,725,004     1,753,507       28,503
December, 2004
Futures
20 MSCI Taiwan      Buy           493,314       490,600       (2,714)
Index
October, 2004
Futures
36 Russell Mini     Sell        2,045,790     2,066,400      (20,610)
December, 2004
Futures
35 S&P 500 eMini    Buy         1,960,607     1,951,075       (9,532)
December, 2004
Futures
9 S&P 500           Sell        2,534,693     2,508,525       26,168
December, 2004
Futures
14 SPI 200          Buy           885,387       932,709       47,322
December, 2004
Futures
22 Topix Index      Buy         2,294,523     2,200,699      (93,824)
December, 2004
Futures
86 U.S. 2 Year      Sell       18,177,596    18,166,156       11,440
Note
December, 2004
Futures
9 U.S. 5 Year       Buy         1,000,290       996,750       (3,540)
Note
December, 2004
Futures
57 U.S. 10 Year     Buy       $ 6,406,605   $ 6,419,625     $ 13,020
Note
December, 2004
Futures
5 U.S. Long Bond    Buy           551,498       561,093        9,595
December, 2004
Futures



/1 //Non-income producing security./
/2 //Security or a portion of the security was on loan at the end of the /
  /period./
/3 //Restricted Security - The fund held securities which may require /
  /registration under the Securities Act of 1933, or an exemption / /therefrom, in order to effect their sale in the ordinary course of / /business. At the end of the period, restricted securities totaled / /$1,192,655 or 1.21% of net assets./
/4 //Variable rate./
/5 //Market value is determined in accordance with procedures established / /in good faith by the Board of Directors. /
/6 //Security was purchased with the cash proceeds from securities loans./
/7 //Security or a portion of the security was purchased in a "to-be-/
  /announced" ("TBA") transaction. See Notes to Financial Statements./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 7,015,971
Unrealized Depreciation                       (1,656,396)
                                             -----------
Net Unrealized Appreciation (Depreciation)     5,359,575
Cost for federal income tax purposes         $89,029,517


                                                                                        NET UNREALIZED
    FOREIGN CURRENCY         DELIVERY      CONTRACTS TO                                  APPRECIATION
   PURCHASE CONTRACTS          DATE           ACCEPT     IN EXCHANGE FOR     VALUE      (DEPRECIATION)
 -----------------------  ---------------  ------------  ---------------  -----------  ----------------
 Australian Dollar        12/16/2004         1,131,900     $   785,471    $   813,584     $  28,113
 British Pounds           12/16/2004         2,122,860       3,784,507      3,817,281        32,774
 Chinese Renminbi         12/13/2004        29,158,239       3,697,000      3,542,709      (154,291)
 Euro                     12/16/2004         8,358,061      10,228,507     10,375,531       147,024
 Japanese Yen             12/16/2004       793,797,358       7,258,439      7,234,675       (23,764)
 Swiss Franc              12/16/2004         1,165,000         927,105        936,092         8,987

                                                                                        NET UNREALIZED
    FOREIGN CURRENCY          DELIVERY      CONTRACTS TO                                 APPRECIATION
     SALE CONTRACTS             DATE          DELIVER     IN EXCHANGE FOR    VALUE      (DEPRECIATION)
 -----------------------  ----------------  ------------  ---------------  ----------  ----------------
 Australian Dollar        12/16/2004          1,034,941     $  719,170     $  743,892     $(24,722)
 British Pounds           12/16/2004          1,903,648      3,404,960      3,423,099      (18,139)
 Euro                     12/16/2004          3,581,450      4,398,952      4,445,941      (46,989)
 Japanese Yen             12/16/2004        201,349,126      1,845,580      1,835,097       10,483
 Swiss Franc              12/16/2004          1,587,079      1,266,401      1,275,238       (8,837)

                            SCHEDULE OF INVESTMENTS
                                BALANCED ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                               Shares
                                                                Held                  Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (63.43%)
ADVERTISING SALES (0.04%)
                                                                                 $
 Lamar Advertising /1/                                          1,310                  54,509
ADVERTISING SERVICES (0.06%)
 WPP Group /2/                                                  1,481                  69,161
AEROSPACE & DEFENSE (0.19%)
 Northrop Grumman                                               4,430                 236,252
AEROSPACE & DEFENSE EQUIPMENT (0.86%)
 General Dynamics                                               3,440                 351,224
 Moog /1/                                                         539                  19,566
 Orbital Sciences /1/ /2/                                       1,238                  14,138
 United Defense Industries /1/                                    404                  16,156
 United Technologies                                            6,925                 646,656
                                                                                    1,047,740
AIRLINES (0.03%)
 ExpressJet Holdings /1/                                        2,242                  22,442
 Skywest                                                          940                  14,147
                                                                                       36,589
APPAREL MANUFACTURERS (0.39%)
 Coach /1/                                                      7,765                 329,391
 Kellwood                                                         512                  18,663
 Polo Ralph Lauren                                              3,090                 112,383
 Quiksilver /1/                                                   736                  18,709
                                                                                      479,146
APPLICATIONS SOFTWARE (1.52%)
 Citrix Systems /1/                                             5,270                  92,330
 Microsoft                                                     59,790               1,653,194
 Parametric Technology /1/                                     12,710                  67,109
 Serena Software /1/ /2/                                        1,769                  29,595
 SS&C Technologies                                              1,058                  20,663
                                                                                    1,862,891
ATHLETIC FOOTWEAR (0.26%)
 Nike                                                           3,620                 285,256
 Reebok International                                           1,015                  37,271
                                                                                      322,527
AUDIO & VIDEO PRODUCTS (0.13%)
 Matsushita Electric Industrial                                 5,700                  76,494
 Pioneer                                                        1,700                  35,632
 Polycom /1/                                                    2,212                  43,842
                                                                                      155,968
AUTO-CARS & LIGHT TRUCKS (0.31%)
 Ford Motor                                                     6,200                  87,110
 Nissan Motor /2/                                               6,325                 136,999
 Toyota Motor /2/                                               2,015                 153,906
                                                                                      378,015
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.41%)
 Oshkosh Truck                                                    963                  54,949
 Paccar                                                         5,205                 359,770
 Volvo                                                          2,554                  89,977
                                                                                      504,696
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.13%)
 American Axle & Manufacturing Holdings                           546                  15,976
 Dana                                                           1,269                  22,449
 Lear                                                             490                  26,681
                                                               Shares
                                                                Held                  Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (CONTINUED)
                                                                                 $
 Magna International                                              755                  55,930
 Tenneco Automotive /1/                                         2,882                  37,754
                                                                                      158,790
BEVERAGES-NON-ALCOHOLIC (0.94%)
 Coca-Cola                                                     12,334                 493,977
 Cott /1/                                                       2,509                  72,360
 Pepsico                                                       11,930                 580,394
                                                                                    1,146,731
BEVERAGES-WINE & SPIRITS (0.07%)
 Diageo /2/                                                     1,746                  88,051
BREWERY (0.21%)
 Anheuser-Busch                                                 4,651                 232,318
 SABMiller /2/                                                  2,005                  26,165
                                                                                      258,483
BROADCASTING SERVICES & PROGRAMMING (0.01%)
 4 Kids Entertainment /1/ /2/                                     324                   6,545
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.20%)
 CRH                                                            3,641                  86,110
 Masco                                                          2,640                  91,159
 Simpson Manufacturing                                            255                  16,116
 USG /1/ /2/                                                    2,497                  45,520
                                                                                      238,905
BUILDING PRODUCTS-AIR & HEATING (0.11%)
 American Standard /1/                                          3,600                 140,076
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.04%)
 Eagle Materials                                                  685                  48,841
BUILDING PRODUCTS-LIGHT FIXTURES (0.02%)
 Genlyte Group /1/ /2/                                            341                  21,957
BUILDING PRODUCTS-WOOD (0.02%)
 Universal Forest Products                                        807                  27,599
BUILDING-HEAVY CONSTRUCTION (0.02%)
 Washington Group International /1/                               833                  28,838
BUILDING-MAINTENANCE & SERVICE (0.14%)
 Ecolab                                                         4,860                 152,798
 Rollins                                                          981                  23,829
                                                                                      176,627
BUILDING-RESIDENTIAL & COMMERCIAL (0.38%)
 Brookfield Homes                                               1,198                  31,567
 Daiwa House Industry /2/                                         187                  18,273
 Hovnanian Enterprises /1/                                      1,066                  42,747
 KB Home                                                          883                  74,605
 M/I Schottenstein Homes                                          702                  29,793
 MDC Holdings                                                   1,380                 100,878
 Pulte                                                          2,670                 163,858
                                                                                      461,721
CABLE TV (0.14%)
 Comcast /1/                                                    6,060                 171,134
CASINO SERVICES (0.24%)
 International Game Technology                                  7,130                 256,323
                                                               Shares
                                                                Held                  Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CASINO SERVICES (CONTINUED)
                                                                                 $
 Scientific Games /1/                                           1,979                  37,799
                                                                                      294,122
CELLULAR TELECOMMUNICATIONS (0.40%)
 Boston Communications Group /1/                                1,226                  10,752
 mmO2 /1/                                                       4,620                  82,005
 Nextel Communications /1/                                      4,570                 108,949
 Vodafone Group                                                 8,584                 206,960
 Western Wireless /1/                                           3,210                  82,529
                                                                                      491,195
CHEMICALS-DIVERSIFIED (0.32%)
 BASF                                                             787                  46,394
 Dow Chemical                                                   5,670                 256,170
 FMC /1/                                                        1,635                  79,412
 Octel                                                            262                   5,565
                                                                                      387,541
CHEMICALS-SPECIALTY (0.03%)
 Albemarle                                                        661                  23,194
 MacDermid                                                        475                  13,756
                                                                                       36,950
CIRCUIT BOARDS (0.04%)
 Benchmark Electronics /1/                                      1,607                  47,889
COATINGS & PAINT (0.15%)
 Sherwin-Williams                                               2,810                 123,528
 Valspar                                                        1,340                  62,551
                                                                                      186,079
COMMERCIAL BANKS (1.33%)
 Banco Santander Central Hispano                               12,132                 118,651
 Bank of Ireland                                                1,510                  81,842
 Bank of Nova Scotia                                            3,940                 115,245
 City Holding                                                     485                  15,952
 City National                                                  2,615                 169,844
 Columbia Banking Systems                                         679                  16,153
 Commerce Bancorp.                                                385                  21,252
 Cullen/Frost Bankers                                             283                  13,151
 CVB Financial                                                    496                  11,021
 First Bancorp.                                                   551                  26,613
 First Midwest Bancorp                                            494                  17,073
 Fremont General                                                1,820                  42,133
 Hibernia                                                       3,075                  81,211
 Hudson United Bancorp                                          1,481                  54,575
 Kookmin Bank /2/                                               1,031                  32,827
 Marshall & Ilsley                                              6,890                 277,667
 MB Financial                                                     289                  11,456
 National Bank of Greece                                        8,548                  39,919
 Oriental Financial Group                                         413                  11,176
 Pacific Capital Bancorp. /2/                                   1,164                  34,431
 R&G Financial                                                  2,223                  85,919
 Toronto-Dominion Bank                                          2,433                  88,293
 UnionBanCal                                                    4,370                 258,748
                                                                                    1,625,152
COMMERCIAL SERVICE-FINANCE (0.26%)
 Moody's                                                        2,195                 160,784
                                                               Shares
                                                                Held                  Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICE-FINANCE (CONTINUED)
                                                                                 $
 Paychex                                                        5,000                 150,750
                                                                                      311,534
COMMERCIAL SERVICES (0.16%)
 Alliance Data Systems /1/                                      3,880                 157,373
 Magellan Health Services /1/                                     888                  32,465
                                                                                      189,838
COMPUTER AIDED DESIGN (0.25%)
 ANSYS /1/                                                        244                  12,134
 Autodesk                                                       6,040                 293,725
                                                                                      305,859
COMPUTER SERVICES (0.27%)
 Cognizant Technology Solutions /1/                             3,636                 110,934
 Computer Sciences /1/                                          3,670                 172,857
 Perot Systems /1/                                              1,466                  23,544
 SRA International /1/                                            469                  24,182
                                                                                      331,517
COMPUTERS (0.38%)
 Hewlett-Packard                                                3,370                  63,188
 International Business Machines                                4,730                 405,550
                                                                                      468,738
COMPUTERS-INTEGRATED SYSTEMS (0.73%)
 Brocade Communications Systems /1/                            10,100                  57,065
 Dell /1/                                                      22,757                 810,149
 RadiSys /1/ /2/                                                1,449                  20,214
                                                                                      887,428
COMPUTERS-MEMORY DEVICES (0.25%)
 EMC /1/                                                       13,040                 150,482
 SanDisk /1/                                                      757                  22,044
 Storage Technology /1/                                           681                  17,202
 TDK                                                              950                  63,707
 Veritas Software /1/                                           3,110                  55,358
                                                                                      308,793
COMPUTERS-PERIPHERAL EQUIPMENT (0.16%)
 Electronics for Imaging /1/                                    1,389                  22,558
 Lexmark International /1/                                      2,020                 169,700
                                                                                      192,258
CONSULTING SERVICES (0.10%)
 Accenture /1/                                                  4,330                 117,126
 Charles River Associates /1/                                     262                  10,032
                                                                                      127,158
CONSUMER PRODUCTS-MISCELLANEOUS (0.04%)
 Central Garden & Pet /1/                                         423                  12,952
 Scotts /1/                                                       578                  37,079
                                                                                       50,031
CONTAINERS-METAL & GLASS (0.17%)
 Ball                                                           4,977                 186,289
 Silgan Holdings                                                  383                  17,733
                                                                                      204,022
CONTAINERS-PAPER & PLASTIC (0.09%)
 Bemis                                                          4,310                 114,560
COSMETICS & TOILETRIES (1.84%)
 Alberto-Culver                                                 1,540                  66,959
                                                               Shares
                                                                Held                  Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COSMETICS & TOILETRIES (CONTINUED)
                                                                                 $
 Avon Products                                                 11,880                 518,919
 Chattem /1/                                                      591                  19,060
 Gillette                                                       4,580                 191,169
 Kimberly-Clark                                                 3,570                 230,586
 Procter & Gamble                                              22,690               1,227,983
                                                                                    2,254,676
DATA PROCESSING & MANAGEMENT (0.24%)
 First Data                                                       570                  24,795
 Global Payments                                                2,639                 141,319
 SEI Investments                                                3,840                 129,331
                                                                                      295,445
DECISION SUPPORT SOFTWARE (0.01%)
 Wind River Systems /1/                                         1,115                  13,603
DENTAL SUPPLIES & EQUIPMENT (0.04%)
 Sybron Dental Specialties /1/                                  1,645                  48,840
DIAGNOSTIC EQUIPMENT (0.01%)
 Gen-Probe /1/                                                    297                  11,841
DIAGNOSTIC KITS (0.07%)
 Dade Behring Holdings /1/                                        700                  39,003
 IDEXX Laboratories /1/                                           960                  48,710
                                                                                       87,713
DIALYSIS CENTERS (0.03%)
 DaVita /1/                                                       994                  30,963
DIRECT MARKETING (0.19%)
 Catalina Marketing                                             1,023                  23,611
 Harte-Hanks                                                    8,430                 210,834
                                                                                      234,445
DISPOSABLE MEDICAL PRODUCTS (0.11%)
 C.R. Bard                                                      2,310                 130,815
DISTRIBUTION-WHOLESALE (0.22%)
 Aviall /1/                                                       927                  18,911
 Fastenal                                                       1,660                  95,616
 Hughes Supply                                                  2,064                  62,065
 Owens & Minor                                                  1,256                  31,902
 United Stationers /1/                                            918                  39,841
 Watsco                                                           880                  26,426
                                                                                      274,761
DIVERSIFIED MANUFACTURING OPERATIONS (2.53%)
 3M                                                             4,416                 353,148
 Carlisle                                                         602                  38,486
 Danaher                                                        3,650                 187,172
 Eaton                                                          3,440                 218,130
 General Electric                                              51,855               1,741,291
 Illinois Tool Works                                            1,590                 148,140
 Siemens /2/                                                    1,585                 116,815
 Tyco International                                             9,320                 285,751
                                                                                    3,088,933
DIVERSIFIED MINERALS (0.24%)
 Anglo American /2/                                             3,150                  76,388
 BHP Billiton                                                   5,710                 118,482
                                                               Shares
                                                                Held                  Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MINERALS (CONTINUED)
                                                                                 $
 Cia Vale do Rio Doce                                           4,590                 103,137
                                                                                      298,007
DIVERSIFIED OPERATIONS (0.15%)
 Brascan                                                        3,367                 101,683
 Tomkins                                                        4,333                  83,887
                                                                                      185,570
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.10%)
 Cendant                                                        5,640                 121,824
E-COMMERCE-SERVICES (0.17%)
 eBay /1/                                                       2,260                 207,784
E-MARKETING-INFORMATION (0.03%)
 Digital River /1/ /2/                                            284                   8,458
 Digitas /1/                                                    3,759                  29,057
                                                                                       37,515
ELECTRIC PRODUCTS-MISCELLANEOUS (0.15%)
 Hitachi                                                        1,369                  82,619
 Littelfuse /1/                                                   956                  33,011
 Sharp /2/                                                      5,026                  69,359
                                                                                      184,989
ELECTRIC-INTEGRATED (1.17%)
 Constellation Energy Group                                     5,705                 227,287
 E.ON /2/                                                       1,049                  77,311
 Enel /2/                                                       2,280                  92,340
 Exelon                                                         3,890                 142,724
 Great Plains Energy                                              401                  11,689
 MDU Resources Group                                           11,291                 297,292
 OGE Energy                                                     1,053                  26,567
 PPL                                                            1,910                  90,114
 RWE                                                              901                  42,843
 Scottish Power                                                 3,670                 113,183
 TXU                                                            6,460                 309,563
                                                                                    1,430,913
ELECTRIC-TRANSMISSION (0.11%)
 National Grid Group /2/                                        3,189                 136,585
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.23%)
 DSP Group /1/                                                  1,727                  36,353
 Koninklijke Philips Electronics                                2,851                  65,316
 Methode Electronics                                            1,534                  19,620
 Omron /2/                                                      1,869                  41,292
 Sanmina /1/                                                   16,130                 113,717
                                                                                      276,298
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.86%)
 Altera /1/                                                     2,020                  39,532
 Cree /1/ /2/                                                   1,278                  39,017
 Fairchild Semiconductor International /1/                      2,719                  38,528
 Intel                                                         32,166                 645,250
 International Rectifier /1/ /2/                                3,420                 117,306
 Microsemi /1/                                                  2,852                  40,213
 PMC - Sierra /1/                                               1,227                  10,810
 Silicon Laboratories /1/ /2/                                     507                  16,777
 Texas Instruments                                              4,812                 102,399
                                                                                    1,049,832
                                                               Shares
                                                                Held                  Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC CONNECTORS (0.24%)
                                                                                 $
 Amphenol /1/                                                   8,578                 293,882
ELECTRONIC FORMS (0.17%)
 Adobe Systems                                                  4,295                 212,474
ELECTRONIC MEASUREMENT INSTRUMENTS (0.07%)
 Tektronix                                                      2,746                  91,305
ELECTRONIC PARTS DISTRIBUTION (0.03%)
 Avnet /1/                                                      2,208                  37,801
ELECTRONICS-MILITARY (0.05%)
 Engineered Support Systems                                     1,258                  57,415
ENGINES-INTERNAL COMBUSTION (0.39%)
 Briggs & Stratton                                              2,221                 180,345
 Cummins Engine                                                 4,090                 302,210
                                                                                      482,555
ENTERPRISE SOFTWARE & SERVICE (0.17%)
 Hyperion Solutions /1/                                         1,455                  49,456
 MicroStrategy /1/                                                867                  35,625
 Oracle /1/                                                     6,480                  73,094
 SAP                                                            1,425                  55,504
                                                                                      213,679
ENTERTAINMENT SOFTWARE (0.12%)
 Activision /1/                                                 2,990                  41,471
 Electronic Arts /1/                                            2,310                 106,237
                                                                                      147,708
FILTRATION & SEPARATION PRODUCTS (0.03%)
 CLARCOR                                                          804                  38,327
FINANCE-AUTO LOANS (0.03%)
 WFS Financial /1/                                                850                  39,568
FINANCE-CONSUMER LOANS (0.07%)
 Aiful                                                            923                  22,632
 Collegiate Funding Services /1/                                1,116                  14,017
 Portfolio Recovery Associates /1/ /2/                            957                  28,126
 World Acceptance /1/                                             721                  16,764
                                                                                       81,539
FINANCE-CREDIT CARD (0.71%)
 American Express                                               1,210                  62,266
 Capital One Financial                                          5,240                 387,236
 MBNA                                                          16,469                 415,019
                                                                                      864,521
FINANCE-INVESTMENT BANKER & BROKER (2.63%)
 Citigroup                                                     24,860               1,096,823
 Goldman Sachs Group                                            5,280                 492,307
 Legg Mason                                                     3,480                 185,380
 Lehman Brothers Holdings                                       4,737                 377,634
 Merrill Lynch                                                  7,670                 381,352
 Morgan Stanley                                                12,059                 594,509
 Nomura Holdings /2/                                            6,255                  80,752
 Raymond James Financial                                          300                   7,236
                                                                                    3,215,993
FINANCE-MORTGAGE LOAN/BANKER (0.64%)
 American Home Mortgage Investment                              1,456                  40,695
                                                               Shares
                                                                Held                  Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
                                                                                 $
 Countrywide Credit Industries                                  8,490                 334,421
 Doral Financial                                                3,380                 140,169
 Federal Home Loan Mortgage                                     1,330                  86,769
 Federal National Mortgage Association                          1,780                 112,852
 New Century Financial                                          1,015                  61,123
                                                                                      776,029
FINANCE-OTHER SERVICES (0.12%)
 Chicago Mercantile Exchange                                      880                 141,944
FINANCIAL GUARANTEE INSURANCE (0.06%)
 MGIC Investment                                                1,040                  69,212
FOOD-FLOUR & GRAIN (0.27%)
 Archer Daniels Midland                                        19,330                 328,223
FOOD-MISCELLANEOUS/DIVERSIFIED (0.31%)
 Kellogg                                                        2,720                 116,035
 McCormick                                                      1,370                  47,046
 Nestle                                                         2,520                 144,270
 Unilever /2/                                                   1,274                  73,637
                                                                                      380,988
FOOD-RETAIL (0.12%)
 Tesco /2/                                                      7,538                 117,970
 Whole Foods Market                                               310                  26,595
                                                                                      144,565
FOOD-WHOLESALE & DISTRIBUTION (0.13%)
 Supervalu                                                      1,930                  53,172
 Sysco                                                          3,400                 101,728
                                                                                      154,900
FOOTWEAR & RELATED APPAREL (0.01%)
 Wolverine World Wide                                             676                  17,035
GARDEN PRODUCTS (0.07%)
 Toro                                                           1,171                  79,979
GAS-DISTRIBUTION (0.59%)
 AGL Resources                                                  1,310                  40,309
 Energen                                                        7,032                 362,499
 ONEOK                                                          1,405                  36,558
 Sempra Energy                                                  7,130                 258,035
 UGI                                                              669                  24,927
                                                                                      722,328
HEALTH CARE COST CONTAINMENT (0.09%)
 Caremark Rx /1/                                                3,500                 112,245
HOTELS & MOTELS (0.07%)
 Choice Hotels International                                      334                  19,235
 InterContinental Hotels Group                                  6,113                  70,666
                                                                                       89,901
HUMAN RESOURCES (0.17%)
 Korn/Ferry International /1/ /2/                               1,679                  30,608
 Labor Ready /1/                                                3,211                  45,018
 Robert Half International                                      4,930                 127,046
                                                                                      202,672
IMPORT & EXPORT (0.13%)
 Mitsubishi                                                     7,480                 160,446
                                                               Shares
                                                                Held                  Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INDUSTRIAL GASES (0.02%)
                                                                                 $
 Airgas                                                           814                  19,593
INSTRUMENTS-SCIENTIFIC (0.25%)
 Applied Biosystems Group                                       6,890                 130,014
 Dionex /1/                                                       317                  17,340
 Millipore /1/                                                  3,190                 152,642
                                                                                      299,996
INTERNET APPLICATION SOFTWARE (0.02%)
 eResearch Technology /1/ /2/                                   1,829                  24,381
INTERNET BROKERS (0.13%)
 Ameritrade Holding /1/                                        10,240                 122,982
 E*trade Group /1/                                              2,659                  30,366
                                                                                      153,348
INTERNET CONNECTIVE SERVICES (0.02%)
 Hanaro Telecom /1/                                             7,263                  20,772
INTERNET FINANCIAL SERVICES (0.01%)
 IndyMac Bancorp                                                  488                  17,666
INTERNET SECURITY (0.38%)
 RSA Security /1/                                               1,463                  28,236
 Symantec /1/                                                   8,030                 440,686
                                                                                      468,922
INTIMATE APPAREL (0.01%)
 Warnaco Group /1/                                                756                  16,806
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.05%)
 Franklin Resources                                             1,160                  64,682
LEISURE & RECREATION PRODUCTS (0.13%)
 Brunswick                                                      3,560                 162,906
LIFE & HEALTH INSURANCE (0.52%)
 AmerUs Group                                                   2,790                 114,390
 Jefferson-Pilot                                                2,460                 122,163
 Lincoln National                                               5,840                 274,480
 Nationwide Financial Services                                  2,060                  72,327
 Stancorp Financial Group                                         513                  36,526
 Universal American Financial /1/                               1,141                  14,753
                                                                                      634,639
LINEN SUPPLY & RELATED ITEMS (0.03%)
 Cintas                                                         1,010                  42,460
MACHINERY TOOLS & RELATED PRODUCTS (0.05%)
 Lincoln Electric Holdings                                      2,130                  66,797
MACHINERY-CONSTRUCTION & MINING (0.22%)
 Caterpillar                                                    2,440                 196,298
 Joy Global                                                       611                  21,006
 Terex /1/                                                      1,121                  48,652
                                                                                      265,956
MACHINERY-FARM (0.30%)
 Deere                                                          5,680                 366,644
MACHINERY-GENERAL INDUSTRY (0.20%)
 Gardner Denver /1/                                               726                  20,016
                                                               Shares
                                                                Held                  Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-GENERAL INDUSTRY (CONTINUED)
                                                                                 $
 Ingersoll-Rand                                                 3,320                 225,660
                                                                                      245,676
MACHINERY-PUMPS (0.11%)
 Graco                                                          4,080                 136,680
MEDICAL INFORMATION SYSTEM (0.01%)
 Dendrite International /1/                                     1,082                  17,442
MEDICAL INSTRUMENTS (0.66%)
 dj Orthopedics /1/                                               760                  13,414
 Kensey Nash /1/                                                1,308                  34,257
 Medtronic                                                      7,047                 365,739
 St. Jude Medical /1/                                           5,100                 383,877
 Techne /1/                                                       235                   8,972
                                                                                      806,259
MEDICAL LASER SYSTEMS (0.03%)
 Candela /1/ /2/                                                3,459                  39,917
MEDICAL PRODUCTS (1.47%)
 Becton Dickinson                                               5,870                 303,479
 Cooper                                                           317                  21,730
 INAMED /1/                                                       458                  21,833
 Johnson & Johnson                                             18,660               1,051,118
 Varian Medical Systems /1/                                     4,520                 156,257
 Zimmer Holdings /1/                                            3,080                 243,443
                                                                                    1,797,860
MEDICAL-BIOMEDICAL/GENE (0.71%)
 Affymetrix /1/ /2/                                             1,521                  46,710
 Amgen /1/                                                      9,720                 550,930
 Celera Genomics Group /1/                                      1,398                  16,343
 Charles River Laboratories International /1/                   2,714                 124,301
 deCODE genetics /1/ /2/                                        1,914                  14,412
 Genentech /1/                                                  1,700                  89,114
 Lexicon Genetics /1/ /2/                                       2,582                  17,015
 Maxim Pharmaceuticals /1/ /2/                                  3,834                  10,237
                                                                                      869,062
MEDICAL-DRUGS (2.40%)
 Abbott Laboratories                                            2,100                  88,956
 AstraZeneca                                                    1,289                  53,017
 Cephalon /1/ /2/                                               2,040                  97,716
 Eisai /2/                                                      2,912                  79,206
 Eli Lilly                                                      1,660                  99,683
 Endo Pharmaceuticals Holdings /1/                              1,359                  24,951
 First Horizon Pharmaceutical /1/                               1,032                  20,650
 Forest Laboratories /1/                                        7,046                 316,929
 GlaxoSmithKline                                                1,918                  83,874
 Hi-Tech Pharmacal /1/ /2/                                        595                   9,472
 Ligand Pharmaceuticals /1/ /2/                                 1,099                  11,012
 Merck                                                          4,110                 135,630
 Novartis                                                       2,661                 124,189
 Novo Nordisk                                                     895                  49,019
 Pfizer                                                        48,889               1,496,004
 Roche Holding                                                    540                  55,944
 Sanofi-Synthelabo /2/                                          1,649                  60,370
 Teva Pharmaceutical Industries                                 2,260                  58,647
                                                               Shares
                                                                Held                  Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                                 $
 Wyeth                                                          1,930                  72,182
                                                                                    2,937,451
MEDICAL-GENERIC DRUGS (0.20%)
 Barr Laboratories /1/                                          2,910                 120,561
 Eon Labs /1/                                                   5,420                 117,614
                                                                                      238,175
MEDICAL-HMO (1.05%)
 Aetna                                                          3,010                 300,789
 Anthem /1/                                                     2,100                 183,225
 Coventry Health Care /1/                                       1,781                  95,052
 Sierra Health Services /1/                                     1,273                  61,015
 UnitedHealth Group                                             5,923                 436,762
 WellChoice /1/                                                   787                  29,379
 Wellpoint Health Networks /1/                                  1,690                 177,602
                                                                                    1,283,824
MEDICAL-HOSPITALS (0.06%)
 LifePoint Hospitals /1/ /2/                                    2,083                  62,511
 VCA Antech /1/                                                   810                  16,710
                                                                                       79,221
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.02%)
 Apria Healthcare Group /1/                                       817                  22,263
METAL PROCESSORS & FABRICATION (0.05%)
 Commercial Metals                                                585                  23,236
 Quanex                                                           740                  37,947
                                                                                       61,183
METAL-ALUMINUM (0.12%)
 Century Aluminum /1/                                           5,422                 150,352
METAL-COPPER (0.09%)
 Phelps Dodge                                                   1,250                 115,038
METAL-DIVERSIFIED (0.04%)
 Inco /1/                                                       1,264                  49,359
METAL-IRON (0.05%)
 Cleveland-Cliffs /1/ /2/                                         691                  55,881
MISCELLANEOUS INVESTING (0.60%)
 Archstone-Smith Trust                                          1,260                  39,866
 Capital Automotive                                             4,858                 151,910
 CRT Properties                                                   868                  18,619
 Entertainment Properties Trust                                 1,053                  39,803
 Federal Realty Investment Trust                                  673                  29,612
 General Growth Properties                                      3,720                 115,320
 Gramercy Capital /1/                                           1,220                  19,032
 Healthcare Realty Trust /2/                                      761                  29,709
 IMPAC Mortgage Holdings                                        3,115                  81,925
 Newcastle Investment                                           1,820                  55,874
 PS Business Parks                                                385                  15,342
 SL Green Realty                                                  711                  36,837
 Thornburg Mortgage /2/                                         1,178                  34,174
 Ventas                                                         2,509                  65,033
                                                                                      733,056
MISCELLANEOUS MANUFACTURERS (0.01%)
 Applied Films /1/                                                467                   8,411
                                                               Shares
                                                                Held                  Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MONEY CENTER BANKS (2.30%)
                                                                                 $
 ABN AMRO Holding                                               6,013                 136,856
 Bank of America                                               22,612                 979,778
 Barclays /2/                                                   4,409                 170,584
 BNP Paribas /2/                                                6,600                 212,190
 Credit Suisse Group /1/                                        4,500                 143,730
 HBOS                                                             998                  40,417
 HSBC Holdings /2/                                                519                  41,416
 JP Morgan Chase                                               21,704                 862,300
 Mitsubishi Tokyo Financial Group                               9,345                  77,938
 UBS                                                            2,019                 141,996
                                                                                    2,807,205
MOTION PICTURES & SERVICES (0.01%)
 Macrovision /1/                                                  653                  15,724
MOTORCYCLE & MOTOR SCOOTER (0.20%)
 Harley-Davidson                                                4,150                 246,676
MULTI-LEVEL DIRECT SELLING (0.04%)
 Nu Skin Enterprises                                            1,827                  42,953
MULTI-LINE INSURANCE (1.27%)
 American International Group                                  11,335                 770,667
 AXA                                                            3,854                  78,159
 Cigna                                                          1,070                  74,504
 Hartford Financial Services Group                              2,320                 143,677
 ING Groep                                                      3,489                  88,202
 MetLife                                                        7,995                 309,007
 Zurich Financial Services                                      5,900                  83,780
                                                                                    1,547,996
MULTIMEDIA (1.25%)
 Gannett                                                        2,560                 214,426
 Journal Communications                                           625                  10,962
 McGraw-Hill                                                    2,310                 184,084
 Media General                                                    362                  20,254
 News /2/                                                       6,217                 204,353
 Time Warner /1/                                               36,050                 581,847
 Viacom                                                         2,550                  85,578
 Vivendi Universal /1/                                          3,351                  86,221
 Walt Disney                                                    5,980                 134,849
                                                                                    1,522,574
NETWORKING PRODUCTS (0.95%)
 Cisco Systems /1/                                             52,160                 944,096
 Foundry Networks /1/ /2/                                       3,945                  37,438
 Juniper Networks /1/                                           2,200                  51,920
 Lucent Technologies /1/ /2/                                   40,990                 129,938
                                                                                    1,163,392
OFFICE AUTOMATION & EQUIPMENT (0.10%)
 Canon                                                          2,071                  97,668
 Imagistics International /1/                                     764                  25,671
                                                                                      123,339
OFFICE FURNISHINGS-ORIGINAL (0.04%)
 HNI                                                            1,079                  42,707
OFFICE SUPPLIES & FORMS (0.03%)
 John H. Harland                                                1,029                  32,259
                                                               Shares
                                                                Held                  Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (1.29%)
                                                                                 $
 Apache                                                         6,520                 326,717
 Burlington Resources                                           5,820                 237,456
 Canadian Natural Resources                                     2,940                 117,100
 Cimarex Energy /1/                                             2,040                  71,278
 Devon Energy                                                   5,060                 359,311
 Houston Exploration /1/                                          623                  36,975
 KCS Energy /1/                                                 2,958                  41,146
 Meridian Resource /1/                                          3,438                  30,357
 Noble Energy                                                   1,092                  63,598
 PetroKazakhstan                                                1,504                  51,542
 Plains Exploration & Production /1/                            2,940                  70,148
 Pogo Producing                                                   813                  38,577
 Talisman Energy                                                2,310                  59,829
 Unit /1/                                                       1,245                  43,675
 Vintage Petroleum                                              1,640                  32,915
                                                                                    1,580,624
OIL COMPANY-INTEGRATED (3.51%)
 BP Amoco                                                         677                  38,948
 ChevronTexaco                                                 15,362                 824,018
 ConocoPhillips                                                 5,460                 452,361
 ENI                                                            1,407                 158,006
 Exxon Mobil                                                   38,362               1,854,035
 Marathon Oil                                                   3,210                 132,509
 Occidental Petroleum                                           7,361                 411,701
 Petro-Canada                                                     728                  37,819
 Petroleo Brasileiro                                            1,430                  50,407
 Repsol YPF                                                     6,440                 141,165
 TotalFinaElf                                                   1,875                 191,569
                                                                                    4,292,538
OIL FIELD MACHINERY & EQUIPMENT (0.06%)
 FMC Technologies /1/                                             784                  26,185
 Universal Compression Holdings /1/                             1,241                  42,281
                                                                                       68,466
OIL REFINING & MARKETING (0.16%)
 Statoil                                                        7,500                 108,300
 Tesoro Petroleum /1/                                           2,836                  83,747
                                                                                      192,047
OIL-FIELD SERVICES (0.34%)
 Baker Hughes                                                     450                  19,674
 BJ Services                                                    2,160                 113,205
 Cal Dive International /1/                                     1,651                  58,809
 Schlumberger                                                   3,355                 225,825
                                                                                      417,513
OPTICAL SUPPLIES (0.15%)
 Advanced Medical Optics /1/ /2/                                  857                  33,911
 Bausch & Lomb                                                  2,224                 147,785
                                                                                      181,696
PAPER & RELATED PRODUCTS (0.71%)
 Boise Cascade                                                    417                  13,878
 Georgia-Pacific                                                6,960                 250,212
 Louisiana-Pacific                                              7,886                 204,642
 Temple-Inland                                                  2,000                 134,300
 UPM-Kymmene Oyj /2/                                            2,828                  54,241
                                                               Shares
                                                                Held                  Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PAPER & RELATED PRODUCTS (CONTINUED)
                                                                                 $
 Weyerhaeuser                                                   3,170                 210,741
                                                                                      868,014
PIPELINES (0.35%)
 National Fuel Gas                                              3,650                 103,405
 Questar                                                        6,970                 319,365
                                                                                      422,770
POULTRY (0.07%)
 Pilgrims Pride /2/                                             3,136                  84,923
PRINTING-COMMERCIAL (0.05%)
 Banta                                                            812                  32,277
 Consolidated Graphics /1/                                        580                  24,302
                                                                                       56,579
PROPERTY & CASUALTY INSURANCE (0.57%)
 ACE                                                            3,940                 157,836
 Arch Capital Group /1/                                           943                  36,720
 Chubb                                                          1,110                  78,011
 Fidelity National Financial                                      837                  31,890
 First American                                                   740                  22,814
 Infinity Property & Casualty                                   1,471                  43,439
 Progressive                                                    2,150                 182,212
 Selective Insurance Group                                        486                  18,079
 State Auto Financial                                           1,390                  40,241
 Stewart Information Services                                     592                  23,325
 W.R. Berkley                                                   1,501                  63,282
                                                                                      697,849
PUBLICLY TRADED INVESTMENT FUND (0.33%)
 iShares MSCI Japan Index Fund /2/                             17,777                 172,437
 iShares Russell 1000 Value Index Fund /2/                      1,310                  79,321
 iShares Russell 2000 Index Fund                                1,275                 145,375
                                                                                      397,133
RACETRACKS (0.03%)
 Penn National Gaming /1/ /2/                                     876                  35,390
RADIO (0.04%)
 Emmis Communications /1/                                       2,539                  45,854
RECYCLING (0.07%)
 Metal Management /1/                                           4,650                  84,537
REGIONAL BANKS (1.84%)
 Comerica                                                         670                  39,765
 Huntington Bancshares                                          9,090                 226,432
 KeyCorp                                                        4,920                 155,472
 PNC Financial Services Group                                   5,190                 280,779
 SunTrust Banks                                                 5,200                 366,132
 U.S. Bancorp                                                  10,080                 291,312
 Wachovia                                                      11,730                 550,723
 Wells Fargo                                                    5,655                 337,208
                                                                                    2,247,823
RENTAL-AUTO & EQUIPMENT (0.02%)
 Rent-A-Center /1/                                                856                  22,136
RESPIRATORY PRODUCTS (0.03%)
 Respironics /1/                                                  763                  40,775
                                                               Shares
                                                                Held                  Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (0.59%)
                                                                                 $
 American Eagle Outfitters                                      2,450                  90,282
 AnnTaylor Stores /1/                                           3,390                  79,326
 Chico's FAS /1/                                                2,990                 102,258
 Claire's Stores                                                6,788                 169,972
 Foot Locker                                                    2,146                  50,860
 Jos. A. Bank Clothiers /1/ /2/                                    61                   1,688
 Kenneth Cole Productions                                       1,126                  31,686
 Nordstrom                                                      4,350                 166,344
 Stein Mart /1/                                                 1,575                  23,972
                                                                                      716,388
RETAIL-ARTS & CRAFTS (0.29%)
 Michaels Stores                                                5,940                 351,707
RETAIL-AUTO PARTS (0.01%)
 CSK Auto /1/                                                   1,190                  15,851
RETAIL-BEDDING (0.13%)
 Bed Bath & Beyond /1/                                          4,186                 155,342
RETAIL-BOOKSTORE (0.14%)
 Barnes & Noble /1/                                             4,203                 155,511
 Borders Group                                                    645                  15,996
                                                                                      171,507
RETAIL-BUILDING PRODUCTS (0.37%)
 Home Depot                                                    11,555                 452,956
RETAIL-CATALOG SHOPPING (0.02%)
 Coldwater Creek /1/                                            1,261                  26,317
RETAIL-CONSUMER ELECTRONICS (0.39%)
 Best Buy                                                       6,690                 362,865
 RadioShack                                                     4,070                 116,565
                                                                                      479,430
RETAIL-CONVENIENCE STORE (0.01%)
 Pantry /1/                                                       364                   9,162
RETAIL-DISCOUNT (0.95%)
 BJ's Wholesale Club /1/                                        2,900                  79,286
 Wal-Mart Stores                                               20,435               1,087,142
                                                                                    1,166,428
RETAIL-HAIR SALONS (0.04%)
 Regis                                                          1,327                  53,372
RETAIL-JEWELRY (0.05%)
 Signet Group                                                     757                  47,078
 Zale /1/                                                         550                  15,455
                                                                                       62,533
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.04%)
 Ito-Yokado                                                     1,327                  45,512
RETAIL-OFFICE SUPPLIES (0.20%)
 Staples                                                        7,999                 238,530
RETAIL-REGIONAL DEPARTMENT STORE (0.24%)
 Federated Department Stores                                    1,040                  47,247
 Neiman Marcus Group /2/                                        4,380                 251,850
                                                                                      299,097
                                                               Shares
                                                                Held                  Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (0.88%)
                                                                                 $
 CBRL Group                                                     1,247                  44,992
 McDonald's                                                    15,730                 440,912
 Ruby Tuesday                                                   4,734                 131,936
 Yum! Brands                                                   11,310                 459,865
                                                                                    1,077,705
RUBBER-TIRES (0.05%)
 Continental                                                    1,062                  57,667
SAVINGS & LOANS-THRIFTS (0.06%)
 Independence Community Bank                                      675                  26,359
 PFF Bancorp                                                      594                  22,732
 Sterling Financial /1/                                           509                  17,937
                                                                                       67,028
SCHOOLS (0.12%)
 Apollo Group /1/                                               2,030                 148,941
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.46%)
 Analog Devices                                                 2,965                 114,983
 Exar /1/                                                         729                  10,323
 Linear Technology                                              4,667                 169,132
 Maxim Integrated Products                                      2,981                 126,067
 Micrel /1/                                                     1,628                  16,947
 Taiwan Semiconductor Manufacturing                             9,539                  68,108
 United Microelectronics /1/ /2/                               17,944                  60,651
                                                                                      566,211
SEMICONDUCTOR EQUIPMENT (0.27%)
 Applied Materials /1/                                          8,760                 144,453
 Brooks Automation /1/ /2/                                        416                   5,886
 Kla-Tencor /1/                                                 3,120                 129,418
 MKS Instruments /1/                                              545                   8,349
 Mykrolis /1/                                                     740                   7,452
 Varian Semiconductor Equipment  Associates
  /1/                                                           1,160                  35,844
                                                                                      331,402
STEEL PRODUCERS (0.24%)
 AK Steel Holding /1/                                           7,420                  60,547
 Arcelor /2/                                                    2,434                  44,664
 POSCO                                                            797                  30,167
 Schnitzer Steel Industries                                     4,960                 160,456
                                                                                      295,834
STEEL-SPECIALTY (0.01%)
 Gibraltar Steel                                                  319                  11,535
TELECOMMUNICATION EQUIPMENT (0.55%)
 Comtech Telecommunications /1/ /2/                               353                   9,566
 Ditech Communications /1/                                      2,320                  51,945
 Plantronics                                                      833                  36,019
 Qualcomm                                                       7,840                 306,074
 Scientific-Atlanta                                             3,470                  89,942
 Tekelec /1/                                                    1,408                  23,486
 Telefonaktiebolaget LM Ericsson /1/ /2/                        4,670                 145,891
 Westell Technologies /1/                                       2,584                  13,359
                                                                                      676,282
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.03%)
 C-COR.net /1/                                                  2,861                  24,175
                                                               Shares
                                                                Held                  Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (CONTINUED)
                                                                                 $
 Sycamore Networks /1/                                          1,747                   6,604
                                                                                       30,779
TELECOMMUNICATION SERVICES (0.08%)
 Amdocs /1/                                                     2,710                  59,159
 Aspect Communications /1/                                      2,889                  28,688
 MasTec /1/                                                     1,192                   6,258
                                                                                       94,105
TELEPHONE-INTEGRATED (1.62%)
 BellSouth                                                      3,020                  81,902
 CenturyTel                                                     3,270                 111,965
 Nippon Telegraph & Telephone                                   1,970                  39,361
 SBC Communications                                            25,470                 660,946
 Sprint                                                        12,810                 257,865
 Verizon Communications                                        20,928                 824,145
                                                                                    1,976,184
THEATERS (0.00%)
 Carmike Cinemas                                                   95                   3,345
THERAPEUTICS (0.30%)
 Dyax /1/                                                       1,989                  15,196
 Eyetech Pharmaceuticals /1/ /2/                                  548                  18,627
 Gilead Sciences /1/                                            8,580                 320,720
 NeoPharm /1/                                                   1,127                   9,647
                                                                                      364,190
TOBACCO (0.47%)
 Altria Group                                                   8,657                 407,225
 British American Tobacco                                       2,264                  66,086
 Imperial Tobacco Group /2/                                     2,197                  96,317
                                                                                      569,628
TOOLS-HAND HELD (0.14%)
 Black & Decker                                                 2,160                 167,270
TRANSACTIONAL SOFTWARE (0.02%)
 Transaction Systems Architects /1/                             1,381                  25,666
TRANSPORT-AIR FREIGHT (0.10%)
 CNF                                                            3,100                 127,069
TRANSPORT-RAIL (0.06%)
 Norfolk Southern                                               2,510                  74,647
TRANSPORT-SERVICES (0.16%)
 FedEx                                                            540                  46,272
 Offshore Logistics /1/                                           514                  17,692
 United Parcel Service                                          1,775                 134,758
                                                                                      198,722
TRANSPORT-TRUCK (0.04%)
 J.B. Hunt Transport Services                                     569                  21,133
 Yellow Roadway /1/ /2/                                           655                  30,713
                                                                                       51,846
TRUCKING & LEASING (0.02%)
 Ryder System                                                     591                  27,801
VITAMINS & NUTRITION PRODUCTS (0.02%)
 USANA Health Sciences /1/ /2/                                    784                  27,283
                                                               Shares
                                                                Held                  Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WATER (0.04%)
                                                                                 $
 Suez /2/                                                       2,091                  45,166
WEB PORTALS (0.05%)
 United Online /1/                                              2,384                  22,934
 Yahoo /1/                                                      1,182                  40,082
                                                                                       63,016
WIRELESS EQUIPMENT (0.35%)
 Motorola                                                      23,910                 431,336
                                   TOTAL COMMON STOCKS                             77,550,002

                                                             Principal
                                                               Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (21.68%)
AEROSPACE & DEFENSE EQUIPMENT (0.04%)
 K&F Industries
                                                           $                     $
  9.25%; 10/15/07                                              45,000                  45,844
AGRICULTURAL OPERATIONS (0.15%)
 Bunge Limited Finance
  4.38%; 12/15/08                                              95,000                  95,680
  5.35%; 04/15/14                                              55,000                  55,937
  5.88%; 05/15/13                                              30,000                  31,613
                                                                                      183,230
AIRLINES (0.13%)
 Southwest Airlines
  5.10%; 05/01/06                                             152,222                 155,638
ASSET BACKED SECURITIES (0.57%)
 Chase Funding Mortgage Loan Asset Backed
  Certificates /3/
  2.13%; 09/25/33                                             125,000                 125,000
 Countrywide Asset Backed Certificates /3/
  2.34%; 02/25/34                                             232,143                 232,142
  2.91%; 01/25/34                                             220,000                 220,410
 Master Adjustable Rate Mortgages Trust /3/
  2.94%; 03/25/34                                             115,000                 115,812
                                                                                      693,364
AUTO-CARS & LIGHT TRUCKS (0.20%)
 DaimlerChrysler Holding
  4.05%; 06/04/08                                              70,000                  70,627
  4.75%; 01/15/08                                              15,000                  15,448
  7.25%; 01/18/06                                              45,000                  47,395
 Ford Motor
  7.45%; 07/16/31                                              35,000                  34,319
 General Motors
  8.25%; 07/15/23                                              45,000                  47,336
 Hyundai Motor Manufacturing /4/
  5.30%; 12/19/08                                              30,000                  30,792
                                                                                      245,917
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.06%)
 Lear /2/
  7.96%; 05/15/05                                              55,000                  56,716
                                                             Principal
                                                               Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (CONTINUED)
 Tenneco Automotive /2/
                                                           $                     $
  11.63%; 10/15/09                                             20,000                  21,100
                                                                                       77,816
AUTOMOBILE SEQUENTIAL (0.27%)
 Ford Credit Auto Owner Trust
  4.72%; 12/15/05                                             200,745                 201,359
 Toyota Auto Receivables Owner Trust
  2.65%; 11/15/06                                             123,786                 123,983
                                                                                      325,342
BEVERAGES-WINE & SPIRITS (0.14%)
 Diageo Capital /3/
  1.72%; 04/20/07                                             175,000                 175,037
BREWERY (0.14%)
 Cia Brasileira de Bebidas
  10.50%; 12/15/11                                             50,000                  61,625
 Coors Brewing
  6.38%; 05/15/12                                              60,000                  66,187
 SABMiller /4/
  6.63%; 08/15/33                                              40,000                  44,412
                                                                                      172,224
BROADCASTING SERVICES & PROGRAMMING (0.20%)
 Clear Channel Communications
  5.75%; 01/15/13                                              95,000                  97,576
 Grupo Televisa
  8.50%; 03/11/32                                              25,000                  27,938
 Liberty Media
  3.50%; 09/25/06                                              70,000                  69,717
  5.70%; 05/15/13                                              45,000                  44,488
                                                                                      239,719
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.23%)
 CRH America
  5.30%; 10/15/13                                              40,000                  41,185
  6.40%; 10/15/33                                              30,000                  32,115
  6.95%; 03/15/12                                              59,000                  67,240
 Masco /3/ /4/
  2.11%; 03/09/07                                             135,000                 135,213
                                                                                      275,753
BUILDING PRODUCTS-AIR & HEATING (0.06%)
 York International
  6.63%; 08/15/06                                              75,000                  79,310
BUILDING PRODUCTS-WOOD (0.01%)
 Celulosa Arauco y Constitucion
  5.13%; 07/09/13                                              15,000                  14,953
BUILDING-RESIDENTIAL & COMMERCIAL (0.11%)
 Brookfield Homes
  12.00%; 06/30/20                                              5,000                   5,150
 DR Horton
  8.50%; 04/15/12                                              60,000                  67,800
 KB Home
  7.75%; 02/01/10                                              55,000                  59,812
                                                                                      132,762
                                                             Principal
                                                               Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CABLE TV (0.34%)
 Charter Communications /4/
                                                           $                     $
  8.00%; 04/30/12                                              90,000                  89,775
 Comcast
  5.30%; 01/15/14                                               5,000                   5,011
  5.85%; 01/15/10                                              10,000                  10,643
  7.05%; 03/15/33 /2/                                          40,000                  43,882
 Comcast Cable Communications
  6.75%; 01/30/11                                              30,000                  33,276
 Cox Communications
  6.75%; 03/15/11                                              50,000                  53,514
 EchoStar DBS /4/
  6.63%; 10/01/14                                              75,000                  74,531
  10.38%; 10/01/07                                             50,000                  52,594
 Rogers Cablesystems
  10.00%; 03/15/05                                             50,000                  51,437
                                                                                      414,663
CASINO HOTELS (0.25%)
 Aztar /4/
  7.88%; 06/15/14                                              70,000                  74,200
 Harrah's Operating /4/
  5.50%; 07/01/10                                              65,000                  67,163
 Mandalay Resort Group
  6.45%; 02/01/06                                              30,000                  30,900
 MGM Mirage
  7.25%; 10/15/06                                              25,000                  26,562
  8.50%; 09/15/10                                              45,000                  51,131
 Park Place Entertainment
  8.50%; 11/15/06                                              55,000                  60,569
                                                                                      310,525
CELLULAR TELECOMMUNICATIONS (0.42%)
 AT&T Wireless Services
  7.88%; 03/01/11                                              85,000                 100,707
  8.13%; 05/01/12                                              75,000                  90,625
 PTC International Finance II
  11.25%; 12/01/09                                             90,000                  95,850
 Rural Cellular /4/
  8.25%; 03/15/12                                              25,000                  25,437
 Telus
  7.50%; 06/01/07                                              45,000                  49,345
 US Unwired
  5.79%; 06/15/10                                              65,000                  66,625
 Verizon Wireless Capital
  5.38%; 12/15/06                                              80,000                  83,740
                                                                                      512,329
CHEMICALS-DIVERSIFIED (0.20%)
 Chevron Phillips Chemical
  7.00%; 03/15/11                                              65,000                  73,375
 FMC
  6.75%; 05/05/05                                              70,000                  71,050
 ICI Wilmington I
  5.63%; 12/01/13                                              55,000                  56,520
 Lyondell Chemical
  9.88%; 05/01/07                                              42,000                  44,363
                                                             Principal
                                                               Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CHEMICALS-SPECIALTY (0.06%)
 Lubrizol
                                                           $                     $
  4.63%; 10/01/09                                              55,000                  55,010
  6.50%; 10/01/34                                              25,000                  24,388
                                                                                       79,398
COAL (0.07%)
 Massey Energy
  6.63%; 11/15/10                                              30,000                  31,275
 Peabody Energy
  6.88%; 03/15/13                                              45,000                  48,600
                                                                                       79,875
COATINGS & PAINT (0.03%)
 Valspar
  6.00%; 05/01/07                                              30,000                  31,867
COMMERCIAL BANKS (0.05%)
 Union Planters Bank
  5.13%; 06/15/07                                              60,000                  63,218
COMMERCIAL SERVICE-FINANCE (0.05%)
 Dollar Financial Group
  9.75%; 11/15/11                                              60,000                  63,600
COMMERCIAL SERVICES (0.06%)
 Iron Mountain
  8.25%; 07/01/11                                              70,000                  73,080
COMPUTER SERVICES (0.10%)
 Unisys
  7.25%; 01/15/05                                              25,000                  25,281
  7.88%; 04/01/08                                              45,000                  46,238
  8.13%; 06/01/06                                              45,000                  47,981
                                                                                      119,500
COMPUTERS-INTEGRATED SYSTEMS (0.02%)
 NCR
  7.13%; 06/15/09                                              20,000                  22,180
CONSUMER PRODUCTS-MISCELLANEOUS (0.08%)
 Fortune Brands /4/
  7.13%; 11/01/04                                             100,000                 100,354
CONTAINERS-PAPER & PLASTIC (0.03%)
 Norampac
  6.75%; 06/01/13                                              30,000                  31,275
CREDIT CARD ASSET BACKED SECURITIES (0.59%)
 Capital One Multi-Asset Execution Trust /3/
  1.98%; 12/15/09                                             115,000                 115,050
 Chase Credit Card Master Trust /3/
  1.96%; 05/15/09                                             140,000                 139,995
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                             450,000                 467,349
                                                                                      722,394
DATA PROCESSING & MANAGEMENT (0.02%)
 Certegy
  4.75%; 09/15/08                                              25,000                  25,748
                                                             Principal
                                                               Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DISTRIBUTION-WHOLESALE (0.05%)
 Ingram Micro
                                                           $                     $
  9.88%; 08/15/08                                              55,000                  60,156
DIVERSIFIED FINANCIAL SERVICES (0.15%)
 General Electric Capital
  6.75%; 03/15/32                                              80,000                  92,073
 John Deere Capital
  3.13%; 12/15/05                                              50,000                  50,210
 NiSource Finance
  3.20%; 11/01/06                                              40,000                  39,877
                                                                                      182,160
DIVERSIFIED MANUFACTURING OPERATIONS (0.10%)
 Tyco International Group
  6.00%; 11/15/13                                              40,000                  43,170
  6.38%; 02/15/06                                              45,000                  47,044
  6.38%; 10/15/11                                              25,000                  27,648
                                                                                      117,862
DIVERSIFIED MINERALS (0.04%)
 Corp. Nacional del Cobre de Chile /4/
  5.50%; 10/15/13                                              20,000                  20,824
 Vale Overseas
  9.00%; 08/15/13                                              30,000                  33,450
                                                                                       54,274
DIVERSIFIED OPERATIONS (0.03%)
 Hutchison Whampoa International /4/
  6.50%; 02/13/13                                              30,000                  31,598
E-COMMERCE-PRODUCTS (0.02%)
 FTD
  7.75%; 02/15/14                                              20,000                  19,950
ELECTRIC-DISTRIBUTION (0.03%)
 Detroit Edison
  5.40%; 08/01/14                                              35,000                  36,296
ELECTRIC-GENERATION (0.04%)
 Korea East-West Power /4/
  4.88%; 04/21/11                                              20,000                  20,120
 Tenaska Virginia Partners /4/
  6.12%; 03/30/24                                              30,000                  31,366
                                                                                       51,486
ELECTRIC-INTEGRATED (1.21%)
 Alabama Power
  5.70%; 02/15/33                                              15,000                  15,123
 Arizona Public Service
  5.80%; 06/30/14                                              45,000                  47,429
  6.50%; 03/01/12                                              25,000                  27,754
 Carolina Power & Light
  6.65%; 04/01/08                                              50,000                  54,496
 Centerpoint Energy
  5.88%; 06/01/08                                              30,000                  31,318
  7.25%; 09/01/10 /2/                                          40,000                  44,196
 Cincinnati Gas & Electric /2/
  5.40%; 06/15/33                                              20,000                  18,388
 Consumers Energy
  4.25%; 04/15/08                                              10,000                  10,170
                                                             Principal
                                                               Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Dayton Power & Light /4/
                                                           $                     $
  5.13%; 10/01/13                                              35,000                  35,316
 Duke Energy /3/
  1.95%; 01/15/05                                             160,000                 160,063
 Entergy Gulf States
  3.60%; 06/01/08                                              30,000                  29,656
 Exelon
  6.75%; 05/01/11                                              35,000                  39,080
 FirstEnergy
  6.45%; 11/15/11                                              65,000                  70,906
 FPL Energy Wind Funding /4/
  6.88%; 06/27/17                                              94,600                  94,127
 FPL Group Capital
  3.25%; 04/11/06                                              25,000                  25,157
 Indianapolis Power & Light
  7.38%; 08/01/07                                              40,000                  43,289
 Jersey Central Power & Light /4/
  5.63%; 05/01/16                                              15,000                  15,683
 MSW Energy Holdings II
  7.38%; 09/01/10                                              50,000                  52,500
 Niagara Mohawk Power
  5.38%; 10/01/04                                              50,000                  50,000
 Northeast Utilities
  3.30%; 06/01/08                                              25,000                  24,393
 Ohio Power
  4.85%; 01/15/14                                              25,000                  24,963
 Oncor Electric Delivery
  6.38%; 05/01/12                                              50,000                  55,353
 Pacific Gas & Electric
  3.60%; 03/01/09                                              35,000                  34,592
  6.05%; 03/01/34                                             115,000                 117,047
 Pepco Holdings
  3.75%; 02/15/06                                              95,000                  95,847
  4.00%; 05/15/10                                              10,000                   9,736
 Power Contract Financing /4/
  5.20%; 02/01/06                                              19,950                  20,234
 PPL Energy Supply
  5.40%; 08/15/14                                              40,000                  40,642
 Puget Energy
  3.36%; 06/01/08                                              30,000                  29,520
 Southern California Edison
  5.00%; 01/15/14                                              20,000                  20,342
  8.00%; 02/15/07                                              45,000                  49,810
 Southwestern Electric Power
  4.50%; 07/01/05                                              60,000                  60,766
 TXU Energy
  6.13%; 03/15/08                                              25,000                  26,759
                                                                                    1,474,655
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.08%)
 Flextronics International /2/
  6.50%; 05/15/13                                              90,000                  92,025
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.06%)
 Fairchild Semiconductor International
  10.50%; 02/01/09                                             70,000                  74,900
                                                             Principal
                                                               Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRONICS-MILITARY (0.08%)
 L-3 Communications
                                                           $                     $
  8.00%; 08/01/08                                             100,000                 103,000
EXPORT/IMPORT BANK (0.03%)
 Export-Import Bank of Korea
  4.50%; 08/12/09                                              40,000                  40,485
FEDERAL & FEDERALLY SPONSORED CREDIT (0.06%)
 Housing Urban Development
  2.99%; 08/01/05                                              70,000                  70,395
FILTRATION & SEPARATION PRODUCTS (0.08%)
 Polypore /2/ /4/
  8.75%; 05/15/12                                              95,000                  98,563
FINANCE-AUTO LOANS (0.27%)
 Ford Motor Credit
  6.13%; 01/09/06                                              45,000                  46,611
  6.50%; 01/25/07                                              20,000                  21,184
  6.88%; 02/01/06                                             155,000                 162,195
  7.88%; 06/15/10                                              35,000                  39,037
 General Motors Acceptance
  5.63%; 05/15/09                                              35,000                  35,679
  8.00%; 11/01/31                                              25,000                  25,875
                                                                                      330,581
FINANCE-COMMERCIAL (0.03%)
 CIT Group
  5.13%; 09/30/14                                              40,000                  39,952
FINANCE-CONSUMER LOANS (0.02%)
 Household Finance
  4.75%; 07/15/13                                              25,000                  24,752
FINANCE-CREDIT CARD (0.13%)
 Capital One Bank
  5.00%; 06/15/09                                              50,000                  51,780
  6.88%; 02/01/06                                             100,000                 105,146
                                                                                      156,926
FINANCE-INVESTMENT BANKER & BROKER (0.98%)
 BCP Caylux Holdings Luxembourg /4/
  9.63%; 06/15/14                                              45,000                  48,600
 Bear Stearns
  1.98%; 01/30/09 /3/                                         160,000                 160,337
  2.41%; 06/25/34 /3/                                          80,000                  80,247
  3.00%; 03/30/06                                              55,000                  55,144
  4.00%; 01/31/08                                              50,000                  50,686
 Citigroup
  5.13%; 05/05/14                                              15,000                  15,372
  5.88%; 02/22/33                                              20,000                  19,930
  6.63%; 06/15/32                                              60,000                  65,718
 E*Trade Financial /4/
  8.00%; 06/15/11                                              60,000                  62,400
 Goldman Sachs Group
  3.88%; 01/15/09                                              45,000                  45,045
  5.15%; 01/15/14                                              10,000                  10,061
  6.60%; 01/15/12                                             130,000                 145,180
 Lehman Brothers Holdings
  4.80%; 03/13/14                                              65,000                  64,109
                                                             Principal
                                                               Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Merrill Lynch
                                                           $                     $
  1.95%; 02/06/09 /3/                                         160,000                 159,889
  5.45%; 07/15/14                                              45,000                  46,548
 Morgan Stanley
  4.75%; 04/01/14                                              55,000                  53,244
  5.30%; 03/01/13                                              30,000                  30,748
  6.75%; 04/15/11                                              80,000                  89,644
                                                                                    1,202,902
FINANCE-MORTGAGE LOAN/BANKER (1.74%)
 Countrywide Home Loan
  4.62%; 12/19/33 /3/                                         225,000                 221,499
  5.50%; 02/01/07                                              15,000                  15,727
 Federal Home Loan Mortgage
  3.25%; 02/25/08                                             275,000                 272,552
  4.50%; 07/15/13                                             475,000                 475,300
  4.63%; 05/28/13                                              55,000                  54,632
  4.75%; 10/11/12                                             100,000                  99,583
  4.75%; 05/06/13                                              90,000                  88,591
  5.13%; 11/07/13                                              25,000                  25,105
  6.75%; 03/15/31                                             317,000                 378,402
 Federal National Mortgage Association
  3.32%; 11/25/32                                               4,610                   4,605
  3.70%; 11/01/07                                             275,000                 276,822
  4.32%; 07/26/07                                             110,000                 111,758
  4.75%; 02/21/13                                             100,000                  99,111
                                                                                    2,123,687
FOOD-MISCELLANEOUS/DIVERSIFIED (0.30%)
 Chiquita Brands International /4/
  7.50%; 11/01/14                                              55,000                  55,000
 ConAgra Foods
  7.50%; 09/15/05                                             100,000                 104,114
 Corn Products International
  8.45%; 08/15/09                                              45,000                  51,525
 Kraft Foods
  4.63%; 11/01/06                                             100,000                 102,841
  6.25%; 06/01/12                                              45,000                  49,164
                                                                                      362,644
FOOD-RETAIL (0.10%)
 Delhaize America
  7.38%; 04/15/06                                              55,000                  58,289
 Kroger
  6.20%; 06/15/12                                              60,000                  65,167
                                                                                      123,456
GAS-DISTRIBUTION (0.08%)
 Colorado Interstate Gas
  10.00%; 06/15/05                                             50,000                  52,500
 Sempra Energy
  4.75%; 05/15/09                                              40,000                  41,301
                                                                                       93,801
HOME DECORATION PRODUCTS (0.02%)
 Newell Rubbermaid
  4.00%; 05/01/10                                              15,000                  14,588
  4.63%; 12/15/09                                              15,000                  15,173
                                                                                       29,761
                                                             Principal
                                                               Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
HOME EQUITY-OTHER (0.51%)
 Asset Backed Funding Certificates /3/
                                                           $                     $
  2.03%; 02/25/30                                              55,000                  55,000
 Long Beach Mortgage Loan Trust /3/
  2.37%; 06/25/34                                              30,000                  29,974
  2.92%; 06/25/34                                              35,000                  35,044
 New Century Home Equity Loan Trust /3/
  2.56%; 01/25/34                                             140,000                 140,493
 Option One Mortgage Loan Trust /3/
  2.37%; 05/25/34                                              85,000                  84,964
  2.89%; 05/25/34                                              85,000                  85,000
 Specialty Underwriting & Residential Finance
  /3/
  2.35%; 02/25/35                                              80,000                  80,000
 Wells Fargo Home Equity Trust /3/
  2.34%; 04/25/34                                             110,000                 110,002
                                                                                      620,477
HOME EQUITY-SEQUENTIAL (0.18%)
 Ameriquest Mortgage Securities /3/
  2.04%; 04/25/34                                             100,000                 100,000
 Residential Asset Securities
  3.28%; 08/25/29                                             100,000                  99,638
  4.59%; 10/25/26                                              24,973                  25,031
                                                                                      224,669
HOTELS & MOTELS (0.02%)
 Host Marriott
  7.88%; 08/01/08                                              20,000                  20,575
INVESTMENT COMPANIES (0.08%)
 Canadian Oil Sands /4/
  4.80%; 08/10/09                                             100,000                 101,418
LIFE & HEALTH INSURANCE (0.01%)
 Nationwide Financial Services
  5.63%; 02/13/15                                              10,000                  10,399
MACHINERY-FARM (0.04%)
 Case New Holland /4/
  6.00%; 06/01/09                                              50,000                  49,500
MEDICAL INFORMATION SYSTEM (0.04%)
 NDCHealth
  10.50%; 12/01/12                                             50,000                  54,625
MEDICAL PRODUCTS (0.06%)
 Medical Device Manufacturing /4/
  10.00%; 07/15/12                                             70,000                  74,200
MEDICAL-DRUGS (0.09%)
 Eli Lilly /2/
  5.50%; 07/15/06                                              75,000                  78,417
 Schering-Plough
  5.30%; 12/01/13                                              35,000                  36,221
                                                                                      114,638
MEDICAL-HMO (0.23%)
 Anthem
  4.88%; 08/01/05                                             225,000                 228,611
                                                             Principal
                                                               Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MEDICAL-HMO (CONTINUED)
 UnitedHealth Group
                                                           $                     $
  3.30%; 01/30/08                                              50,000                  49,678
                                                                                      278,289
MEDICAL-HOSPITALS (0.07%)
 HCA
  6.95%; 05/01/12                                              75,000                  80,982
METAL PROCESSORS & FABRICATION (0.08%)
 Mueller Group /4/
  10.00%; 05/01/12                                             95,000                 102,600
METAL-DIVERSIFIED (0.03%)
 Falconbridge
  5.38%; 06/01/15                                              15,000                  15,067
  7.35%; 06/05/12                                              15,000                  17,201
                                                                                       32,268
MISCELLANEOUS INVESTING (0.08%)
 iStar Financial
  4.88%; 01/15/09                                              55,000                  55,112
 United Dominion Realty Trust
  6.50%; 06/15/09                                              35,000                  38,239
                                                                                       93,351
MISCELLANEOUS MANUFACTURERS (0.06%)
 Samsonite /4/
  8.88%; 06/01/11                                              70,000                  73,150
MONEY CENTER BANKS (0.23%)
 Bank of America
  4.88%; 09/15/12                                              90,000                  91,799
  7.40%; 01/15/11                                              60,000                  69,927
 JP Morgan Chase
  5.13%; 09/15/14                                              90,000                  90,482
 United Overseas Bank /4/
  4.50%; 07/02/13                                              25,000                  24,331
                                                                                      276,539
MORTGAGE BACKED SECURITIES (2.11%)
 Bear Stearns Adjustable Rate Mortgage Trust
  /3/ /4/
  3.52%; 06/25/34                                              50,000                  49,200
 Bear Stearns Commercial Mortgage Securities
  /4/
  0.86%; 05/11/39 /3/                                         566,711                  16,325
  5.47%; 06/11/41                                             130,000                 136,171
 Credit Suisse First Boston Mortgage
  Securities /3/
  2.44%; 05/25/34                                              65,000                  64,624
 CS First Boston Mortgage Securities /3/ /4/
  0.75%; 05/15/36                                             827,328                  18,832
  0.87%; 07/15/36                                             901,828                  29,926
  2.44%; 06/25/34                                              40,000                  39,883
  7.94%; 09/15/41                                              30,000                  34,660
 DLJ Mortgage Acceptance /4/
  6.99%; 10/15/30                                             125,000                 133,871
 First Union National Bank Commercial Mortgage
  8.09%; 05/17/32                                              45,000                  53,003
                                                             Principal
                                                               Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 Greenwich Capital Commercial Funding /3/ /4/
                                                           $                     $
  0.55%; 06/10/36                                           1,977,000                  37,243
 JP Morgan Chase Commercial Mortgage
  Securities /3/ /4/
  1.38%; 01/12/39                                             750,000                  39,903
 LB Commercial Conduit Mortgage Trust
  6.21%; 10/15/35                                           1,000,000               1,086,467
 LB-UBS Commercial Mortgage Trust /4/
  0.15%; 03/15/36 /3/                                         536,721                  14,994
  0.87%; 03/15/34 /3/                                         849,842                  18,950
  0.93%; 08/15/36                                             690,953                  24,337
  1.41%; 03/15/36 /3/                                         507,485                  26,876
  5.97%; 03/15/26                                             375,000                 401,574
 Merrill Lynch Mortgage Investors /3/
  2.40%; 01/25/35                                             115,000                 115,000
 Merrill Lynch Mortgage Trust /3/
  0.76%; 02/12/42                                           2,206,523                  55,276
 Morgan Stanley Capital I /3/ /4/
  1.30%; 01/13/41                                             500,000                  26,593
 NationsLink Funding
  7.03%; 06/20/31                                             144,119                 153,837
                                                                                    2,577,545
MOTION PICTURES & SERVICES (0.02%)
 Alliance Atlantis Communications
  13.00%; 12/15/09                                             20,000                  21,625
MULTI-LINE INSURANCE (0.13%)
 Metropolitan Life Global Funding I /3/ /4/
  2.04%; 03/17/09                                             160,000                 160,043
MULTIMEDIA (0.39%)
 AOL Time Warner
  5.63%; 05/01/05                                              50,000                  50,897
  6.15%; 05/01/07                                              85,000                  90,344
  7.63%; 04/15/31                                              70,000                  80,570
 Gannett
  4.95%; 04/01/05                                              80,000                  80,965
 News America
  4.75%; 03/15/10 /2/                                          15,000                  15,262
  6.55%; 03/15/33                                              40,000                  42,359
  6.63%; 01/09/08                                              45,000                  49,067
 Viacom
  6.63%; 05/15/11                                              20,000                  22,208
 Walt Disney
  6.38%; 03/01/12                                              45,000                  49,579
                                                                                      481,251
MUTUAL INSURANCE (0.06%)
 Liberty Mutual Group /4/
  5.75%; 03/15/14                                              40,000                  39,740
  7.00%; 03/15/34                                              30,000                  30,412
                                                                                       70,152
NON-HAZARDOUS WASTE DISPOSAL (0.04%)
 Allied Waste North America
  5.75%; 02/15/11                                              25,000                  23,750
                                                             Principal
                                                               Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
NON-HAZARDOUS WASTE DISPOSAL (CONTINUED)
 Waste Management
                                                           $                     $
  5.00%; 03/15/14                                              25,000                  25,037
                                                                                       48,787
NON-HOTEL GAMBLING (0.08%)
 Mohegan Tribal Gaming Authority /4/
  7.13%; 08/15/14                                              90,000                  94,275
OFFICE AUTOMATION & EQUIPMENT (0.06%)
 Xerox
  6.88%; 08/15/11                                              65,000                  67,925
OIL & GAS DRILLING (0.11%)
 Consolidated Natural Gas
  5.00%; 03/01/14                                              30,000                  30,001
 Nabors Holdings
  4.88%; 08/15/09                                              55,000                  56,859
 Precision Drilling
  5.63%; 06/01/14                                              50,000                  52,331
                                                                                      139,191
OIL COMPANY-EXPLORATION & PRODUCTION (0.48%)
 Canadian Natural Resources
  7.20%; 01/15/32                                              30,000                  34,930
 Chesapeake Energy
  8.38%; 11/01/08                                              45,000                  49,050
 Devon Financing
  7.88%; 09/30/31                                              50,000                  61,365
 EnCana
  4.75%; 10/15/13                                              25,000                  24,731
 Husky Energy
  6.15%; 06/15/19                                              45,000                  47,596
 Nexen
  5.05%; 11/20/13                                              20,000                  19,856
  7.88%; 03/15/32                                              30,000                  36,766
 Pemex Project Funding Master Trust
  7.88%; 02/01/09                                             215,000                 239,725
 Swift Energy
  7.63%; 07/15/11                                              65,000                  69,550
                                                                                      583,569
OIL COMPANY-INTEGRATED (0.15%)
 Occidental Petroleum
  4.00%; 11/30/07                                              35,000                  35,524
 PanCanadian Energy
  7.20%; 11/01/31                                              40,000                  46,437
 Petrobras International Finance
  8.38%; 12/10/18                                              40,000                  39,900
  9.13%; 07/02/13                                              40,000                  43,700
 Petronas Capital /4/
  7.88%; 05/22/22                                              20,000                  23,943
                                                                                      189,504
OIL FIELD MACHINERY & EQUIPMENT (0.09%)
 Cooper Cameron
  2.65%; 04/15/07                                              60,000                  58,784
 Grant Prideco
  9.00%; 12/15/09                                              45,000                  50,287
                                                                                      109,071
                                                             Principal
                                                               Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL REFINING & MARKETING (0.29%)
 Enterprise Products Operating /4/
                                                           $                     $
  4.00%; 10/15/07                                              60,000                  60,331
 Enterprise Products Partners
  6.38%; 02/01/13                                              20,000                  21,458
 Frontier Oil
  11.75%; 11/15/09                                             90,000                  96,188
 Tesoro Petroleum
  8.00%; 04/15/08                                              45,000                  48,600
  9.63%; 11/01/08                                              50,000                  55,000
 Valero Energy
  6.88%; 04/15/12                                              70,000                  78,817
                                                                                      360,394
PAPER & RELATED PRODUCTS (0.45%)
 Domtar
  5.38%; 12/01/13                                              80,000                  79,288
 International Paper
  3.80%; 04/01/08                                             100,000                  99,833
  6.75%; 09/01/11                                              30,000                  33,430
 Norske Skog /4/
  7.63%; 10/15/11                                              25,000                  28,422
 Sappi Papier Holding /4/
  6.75%; 06/15/12                                              25,000                  27,431
 Smurfit Capital Funding
  6.75%; 11/20/05                                              45,000                  46,350
 Stora Enso Oyj
  7.38%; 05/15/11                                              85,000                  98,220
 Weyerhaeuser
  6.13%; 03/15/07                                              75,000                  79,837
  6.75%; 03/15/12                                              50,000                  56,069
                                                                                      548,880
PETROCHEMICALS (0.05%)
 Braskem /4/
  11.75%; 01/22/14                                             55,000                  59,125
PHYSICAL THERAPY & REHABILITATION CENTERS (0.08%)
 HealthSouth
  6.88%; 06/15/05                                              95,000                  95,950
PHYSICIAN PRACTICE MANAGEMENT (0.05%)
 US Oncology /2/
  9.00%; 08/15/12                                              60,000                  62,100
PIPELINES (0.30%)
 Buckeye Partners
  4.63%; 07/15/13                                              45,000                  43,438
 CenterPoint Energy Resources
  7.75%; 02/15/11                                              45,000                  52,207
 Duke Capital /2/
  4.37%; 03/01/09                                              30,000                  30,248
 Duke Energy Field Services
  7.88%; 08/16/10                                              30,000                  35,309
 Enbridge Energy Partners
  4.00%; 01/15/09                                              20,000                  19,867
 Equitable Resources
  5.15%; 11/15/12                                              30,000                  31,189
 National Fuel Gas
  5.25%; 03/01/13                                              30,000                  30,723
                                                             Principal
                                                               Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PIPELINES (CONTINUED)
 TEPPCO Partners
                                                           $                     $
  6.13%; 02/01/13                                              55,000                  58,703
 Texas Eastern Transmission
  5.25%; 07/15/07                                              60,000                  62,375
                                                                                      364,059
POLLUTION CONTROL (0.05%)
 Geo Sub /4/
  11.00%; 05/15/12                                             70,000                  66,150
POULTRY (0.12%)
 Tyson Foods
  6.63%; 10/01/04                                             150,000                 150,000
PROPERTY & CASUALTY INSURANCE (0.53%)
 ACE
  6.00%; 04/01/07                                              85,000                  90,065
 ACE INA Holdings
  5.88%; 06/15/14                                              20,000                  20,895
 Arch Capital Group
  7.35%; 05/01/34                                              75,000                  77,669
 Infinity Property & Casualty
  5.50%; 02/18/14                                              65,000                  64,433
 Markel /2/
  6.80%; 02/15/13                                              65,000                  69,612
 St. Paul
  5.75%; 03/15/07                                             100,000                 105,078
 W.R. Berkley
  5.13%; 09/30/10                                              70,000                  71,538
 XL Capital
  5.25%; 09/15/14                                              60,000                  60,224
  6.50%; 01/15/12                                              85,000                  93,317
                                                                                      652,831
PUBLISHING-BOOKS (0.06%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                              65,000                  68,399
RECREATIONAL CENTERS (0.05%)
 AMF Bowling Worldwide /4/
  10.00%; 03/01/10                                             55,000                  58,300
REGIONAL BANKS (0.57%)
 Bank One
  7.63%; 08/01/05                                              95,000                  99,059
 KeyCorp
  4.63%; 05/16/05                                             120,000                 121,501
 PNC Funding
  5.75%; 08/01/06                                             125,000                 130,962
 Wachovia
  5.25%; 08/01/14                                              50,000                  51,112
  5.63%; 12/15/08                                             115,000                 123,696
  6.38%; 02/01/09                                              10,000                  10,921
 Wells Fargo
  3.12%; 08/15/08                                              35,000                  34,186
  5.13%; 02/15/07                                             120,000                 125,226
                                                                                      696,663
                                                             Principal
                                                               Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
REINSURANCE (0.13%)
 Berkshire Hathaway Finance
                                                           $                     $
  4.63%; 10/15/13                                              65,000                  64,924
 Endurance Specialty Holdings
  7.00%; 07/15/34                                              90,000                  91,998
                                                                                      156,922
RENTAL-AUTO & EQUIPMENT (0.09%)
 NationsRent
  9.50%; 10/15/10                                              75,000                  81,375
 United Rentals /2/
  6.50%; 02/15/12                                              25,000                  24,063
                                                                                      105,438
RESORTS & THEME PARKS (0.12%)
 Intrawest /4/
  7.50%; 10/15/13                                              60,000                  62,175
  10.50%; 02/01/10                                             75,000                  81,000
                                                                                      143,175
RETAIL-ARTS & CRAFTS (0.04%)
 Michaels Stores
  9.25%; 07/01/09                                              50,000                  54,250
RETAIL-DRUG STORE (0.09%)
 Jean Coutu Group /2/ /4/
  7.63%; 08/01/12                                              40,000                  40,700
 Rite Aid
  12.50%; 09/15/06                                             60,000                  68,100
                                                                                      108,800
RETAIL-MAJOR DEPARTMENT STORE (0.05%)
 J.C. Penney
  8.13%; 04/01/27                                              55,000                  60,500
RETAIL-PROPANE DISTRIBUTION (0.04%)
 Ferrellgas
  6.75%; 05/01/14                                              45,000                  45,900
RETAIL-RESTAURANTS (0.15%)
 Denny's
  11.25%; 01/15/08                                             50,000                  51,875
 Yum! Brands
  7.70%; 07/01/12                                             110,000                 130,717
                                                                                      182,592
RETAIL-VISION SERVICE CENTER (0.02%)
 Cole National Group
  8.63%; 08/15/07                                              20,000                  20,350
SAVINGS & LOANS-THRIFTS (0.16%)
 Washington Mutual
  3.81%; 06/25/34                                              85,000                  83,811
  3.97%; 03/25/33                                              96,000                  95,479
  5.50%; 01/15/13                                              20,000                  20,724
                                                                                      200,014
SOVEREIGN (0.29%)
 Mexico Government /3/
  2.29%; 01/13/09                                              60,000                  60,570
  8.30%; 08/15/31                                              40,000                  45,500
  8.38%; 01/14/11                                             175,000                 205,187
                                                             Principal
                                                               Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SOVEREIGN (CONTINUED)
 South Africa Government
                                                           $                     $
  6.50%; 06/02/14                                              45,000                  48,038
                                                                                      359,295
SPECIAL PURPOSE ENTITY (0.38%)
 Borden US Finance/Nova Scotia Finance /4/
  9.00%; 07/15/14                                              90,000                  94,500
 Fondo Latinoamericano de Reservas /4/
  3.00%; 08/01/06                                             270,000                 270,526
 Jostens IH /4/
  7.63%; 10/01/12                                              60,000                  60,300
 Riddell Bell Holdings /4/
  8.38%; 10/01/12                                              40,000                  40,650
                                                                                      465,976
STEEL PRODUCERS (0.08%)
 International Steel Group /4/
  6.50%; 04/15/14                                              95,000                  95,000
STEEL-SPECIALTY (0.06%)
 CSN Islands VIII /4/
  9.75%; 12/16/13                                              75,000                  75,188
SUPRANATIONAL BANK (0.13%)
 Corp Andina de Fomento
  6.75%; 03/15/05                                             100,000                 101,749
  6.88%; 03/15/12                                              55,000                  61,855
                                                                                      163,604
TELECOMMUNICATION SERVICES (0.05%)
 Qwest /4/
  7.88%; 09/01/11                                              60,000                  62,250
TELEPHONE-INTEGRATED (0.96%)
 British Telecommunications /3/
  7.88%; 12/15/05                                             275,000                 291,285
 Deutsche Telekom International Finance
  5.25%; 07/22/13                                              85,000                  86,983
  8.50%; 06/15/10 /3/                                          45,000                  53,936
 France Telecom /3/
  8.50%; 03/01/11                                              85,000                 101,752
 MCI
  5.91%; 05/01/07                                              75,000                  74,344
 Sprint Capital
  6.00%; 01/15/07                                              50,000                  52,926
  6.13%; 11/15/08                                              30,000                  32,381
  6.88%; 11/15/28                                              95,000                  99,645
  6.90%; 05/01/19                                              40,000                  43,794
 Telecom Italia Capital /4/
  4.00%; 01/15/10                                             110,000                 109,168
  5.25%; 11/15/13                                              60,000                  61,132
  6.38%; 11/15/33                                              25,000                  25,821
 Telefonos de Mexico
  4.50%; 11/19/08                                              10,000                  10,029
  8.25%; 01/26/06                                             120,000                 127,967
                                                                                    1,171,163
TEXTILE-HOME FURNISHINGS (0.03%)
 Mohawk Industries
  6.50%; 04/15/07                                              40,000                  42,754
                                                             Principal
                                                               Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
THEATERS (0.03%)
 Cinemark /1 3/
                                                           $                     $
  0.00%; 03/15/14                                              60,000                  41,250
TRANSPORT-RAIL (0.05%)
 Canadian National Railway
  4.25%; 08/01/09                                              45,000                  45,566
 Union Pacific
  4.70%; 01/02/24                                              20,000                  19,332
                                                                                       64,898
TRANSPORT-SERVICES (0.05%)
 FedEx
  1.88%; 04/01/05                                              40,000                  40,039
  3.50%; 04/01/09 /2/                                          25,000                  24,571
                                                                                       64,610
VENTURE CAPITAL (0.04%)
 Arch Western Finance /4/
  6.75%; 07/01/13                                              45,000                  48,375
VITAMINS & NUTRITION PRODUCTS (0.02%)
 WH Holdings/WH Capital
  9.50%; 04/01/11                                              25,000                  27,063
WIRE & CABLE PRODUCTS (0.08%)
 Superior Essex Communications /4/
  9.00%; 04/15/12                                             100,000                 100,000
                                         TOTAL BONDS                               26,501,326

                                                             Principal
                                                               Amount                  Value
-----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
CERTIFICATES (4.52%)
                                                           $                     $
5.00%; 12/01/17                                               120,970                 123,220
5.00%; 03/01/18                                               176,098                 179,230
5.00%; 05/01/18                                               846,157                 861,207
5.00%; 06/01/34                                               500,000                 495,679
5.00%; 10/01/34 /6/                                         1,280,000               1,267,200
5.50%; 12/01/22                                               272,152                 279,260
5.50%; 03/01/33                                               241,965                 245,807
5.50%; 04/01/33                                               216,192                 219,625
5.50%; 10/01/33                                               392,539                 398,773
5.50%; 10/01/34 /6/                                           550,000                 557,391
6.00%; 01/01/29                                               132,062                 136,837
6.50%; 07/01/16                                               169,976                 179,926
6.50%; 05/01/31                                                46,871                  49,208
6.50%; 06/01/31                                               101,034                 106,071
6.50%; 11/01/31                                                44,409                  46,622
7.00%; 12/01/27                                               109,565                 116,530
7.00%; 01/01/31                                                43,767                  46,465
7.50%; 08/01/30                                                10,885                  11,683
7.50%; 01/01/31                                                40,967                  43,970
8.00%; 12/01/30                                               154,079                 167,561
                             TOTAL FHLMC CERTIFICATES                               5,532,265

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
CERTIFICATES (3.68%)
4.50%; 09/01/10                                               193,433                 195,932
4.50%; 05/01/18                                               450,677                 450,421
4.50%; 10/01/34 /6/                                           250,000                 240,703
5.00%; 10/01/34 /6/                                           800,000                 791,500
5.50%; 01/01/33                                               478,515                 486,228
5.50%; 07/01/33                                               749,584                 761,152
5.50%; 09/01/33                                               410,951                 417,294
6.00%; 06/01/06                                                12,256                  12,520
6.00%; 04/01/08                                               101,027                 106,108
6.00%; 03/01/09                                                 1,842                   1,944
6.00%; 05/01/09                                                79,300                  83,688
6.00%; 05/01/09                                                46,196                  48,752
6.00%; 11/01/09                                                 2,560                   2,702
6.00%; 11/01/09                                                56,888                  60,036
6.00%; 12/01/09                                                10,965                  11,525
6.00%; 05/01/10                                                42,828                  45,189
6.00%; 12/01/33                                               260,560                 269,982
6.00%; 02/01/34                                               172,462                 178,698
6.50%; 05/01/06                                               130,270                 133,813
6.50%; 03/01/08                                                80,989                  85,457
6.50%; 02/01/32                                               104,787                 109,989
7.00%; 08/01/29                                                 5,506                   5,847
                                TOTAL FNMA CERTIFICATES                             4,499,480

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
CERTIFICATES (2.96%)
5.50%; 09/15/33                                             1,751,863               1,785,924
5.50%; 12/20/33                                               459,903                 467,981
6.00%; 09/20/26                                               132,087                 137,346
6.00%; 01/15/29                                               565,629                 588,225
6.00%; 06/15/32                                                26,833                  27,864
6.00%; 12/15/33                                               161,093                 167,264
6.50%; 10/20/31                                               239,861                 252,916
7.00%; 05/15/31                                                65,876                  70,316
7.00%; 02/20/32                                               111,580                 118,736
                                TOTAL GNMA CERTIFICATES                             3,616,572

                                                             Principal
                                                               Amount                  Value
-----------------------------------------------------------------------------------------------------
TREASURY BONDS (4.61%)
 U.S. Treasury
                                                           $                     $
  3.63%; 07/15/09 /2/                                         450,000                 455,449
  3.88%; 02/15/13 /2/                                         250,000                 248,438
  4.00%; 02/15/14 /2/                                         225,000                 223,260
  4.75%; 05/15/14 /2/                                         200,000                 209,938
  5.00%; 02/15/11 /2/                                         275,000                 295,657
  5.38%; 02/15/31 /2/                                         465,000                 498,131
  6.00%; 02/15/26 /2/                                         125,000                 142,515
  6.25%; 05/15/30                                             285,000                 338,259
  7.13%; 02/15/23                                             205,000                 261,359
  7.25%; 05/15/16                                             260,000                 327,295
  8.00%; 11/15/21 /2/                                         600,000                 824,742
 U.S. Treasury Inflation-Indexed Obligations
  2.00%; 01/15/14                                             230,632                 236,154
  3.63%; 01/15/08                                             363,432                 398,568
  3.88%; 01/15/09                                             519,696                 585,044
  4.25%; 01/15/10                                             506,583                 587,933
                                                                                    5,632,742
                                  TOTAL TREASURY BONDS                              5,632,742

                                                             Principal
                                                               Amount                  Value
-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.35%)
FINANCE-CONSUMER LOANS (1.35%)
 Investment in Joint Trading Account;
  Household Finance
                                                           $                     $
  1.89%; 10/01/04                                           1,656,505               1,656,505
                                 TOTAL COMMERCIAL PAPER                             1,656,505

                                                              Maturity
                                                               Amount                  Value
-----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (6.11%)
 Goldman Sachs; 1.7%; dated 09/30/04 maturing
  10/01/04 (collateralized by U.S. Treasuries;                                   $
  $7,029,854; 03/03/05 - 02/15/15) /5/                     $6,892,325               6,892,000
 Morgan Stanley; 1.73%; dated 09/30/04
  maturing 10/01/04 (collateralized by U.S.
  Treasuries $591,775; 01/15/07 - 02/15/31)
  /5/                                                         580,028                 580,000
                          TOTAL REPURCHASE AGREEMENTS                               7,472,000

                TOTAL PORTFOLIO INVESTMENTS (108.34%)                             132,460,892
LIABILITIES, NET OF CASH AND RECEIVABLES (-8.34%)                                 (10,201,247)
                           TOTAL NET ASSETS (100.00%)                            $122,259,645
                                                                                 ---------------

/1 //Non-income producing security./
/2 //Security or a portion of the security was on loan at the end of the /
  /period./
/3 //Variable rate./
/4 //Security exempt from registration under Rule 144A of the Securities / /Act of 1933. These securities may be resold in transactions exempt / /from registration, normally to qualified institutional buyers. At the end / /of the period, the value of these securities totaled $4,577,796 or 3.74% / /of net assets./
/5 //Security was purchased with the cash proceeds from securities loans./
/6 //Security or a portion of the security was purchased in a "to-be-/
  /announced" ("TBA") transaction./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 10,962,010
Unrealized Depreciation                        (4,105,269)
                                             ------------
Net Unrealized Appreciation (Depreciation)      6,856,741
Cost for federal income tax purposes         $125,604,151

                            SCHEDULE OF INVESTMENTS
                                  BOND ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (51.94%)
ADVANCED MATERIALS & PRODUCTS (0.09%)
 Hexcel
                                                       $                      $
  9.75%; 01/15/09                                          250,000                 262,500
AEROSPACE & DEFENSE EQUIPMENT (0.10%)
 K&F Industries
  9.25%; 10/15/07                                          265,000                 269,969
AGRICULTURAL OPERATIONS (0.39%)
 Bunge Limited Finance
  4.38%; 12/15/08                                          550,000                 553,936
  5.35%; 04/15/14                                          335,000                 340,708
  5.88%; 05/15/13                                          180,000                 189,679
                                                                                 1,084,323
AIRLINES (0.07%)
 Southwest Airlines
  5.10%; 05/01/06                                          182,666                 186,766
APPAREL MANUFACTURERS (0.10%)
 Phillips-Van Heusen
  7.75%; 11/15/23                                          125,000                 125,000
 Russell
  9.25%; 05/01/10                                          150,000                 162,750
                                                                                   287,750
ASSET BACKED SECURITIES (1.48%)
 Bear Stearns Asset Backed Securities /1/
  2.44%; 03/25/34                                          635,000                 634,999
 Chase Funding Mortgage Loan Asset Backed
  Certificates /1/
  2.13%; 09/25/33                                          450,000                 449,999
  2.34%; 09/25/33                                          490,000                 489,999
 Countrywide Asset Backed Certificates
  2.34%; 02/25/34/1/                                     1,357,143               1,357,140
  3.61%; 04/25/30                                          535,000                 537,035
 Master Adjustable Rate Mortgages Trust /1/
  2.94%; 03/25/34                                          660,000                 664,660
                                                                                 4,133,832
AUTO-CARS & LIGHT TRUCKS (0.74%)
 DaimlerChrysler Holding
  2.71%; 08/08/06 /1/                                      775,000                 782,467
  4.05%; 06/04/08                                          400,000                 403,585
  4.75%; 01/15/08                                          110,000                 113,287
  7.25%; 01/18/06                                          265,000                 279,102
 General Motors
  8.25%; 07/15/23                                          305,000                 320,831
 Hyundai Motor Manufacturing /2/
  5.30%; 12/19/08                                          155,000                 159,095
                                                                                 2,058,367
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.62%)
 Collins & Aikman Products
  10.75%; 12/31/11                                         100,000                 100,000
 Delco Remy International
  8.63%; 12/15/07                                          300,000                 306,000
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (CONTINUED)
 Delphi /1/ /2/
                                                       $                      $
  2.25%; 12/01/04                                          400,000                 400,000
 Lear
  7.96%; 05/15/05                                          350,000                 360,920
 Stanadyne /2/
  10.00%; 08/15/14                                         200,000                 208,000
 Tenneco Automotive
  11.63%; 10/15/09                                         335,000                 353,425
                                                                                 1,728,345
AUTOMOBILE SEQUENTIAL (0.38%)
 DaimlerChrysler Auto Trust
  5.32%; 09/06/06                                          317,059                 320,268
 Ford Credit Auto Owner Trust
  4.72%; 12/15/05                                          120,447                 120,815
 Toyota Auto Receivables Owner Trust
  2.65%; 11/15/06                                          618,931                 619,915
                                                                                 1,060,998
BREWERY (0.31%)
 Cia Brasileira de Bebidas
  10.50%; 12/15/11                                         300,000                 369,750
 Coors Brewing
  6.38%; 05/15/12                                          280,000                 308,874
 SABMiller /2/
  6.63%; 08/15/33                                          170,000                 188,751
                                                                                   867,375
BROADCASTING SERVICES & PROGRAMMING (0.47%)
 Clear Channel Communications
  5.75%; 01/15/13                                          535,000                 549,508
 Grupo Televisa
  8.50%; 03/11/32                                           90,000                 100,575
 Liberty Media
  3.50%; 09/25/06                                          430,000                 428,262
  5.70%; 05/15/13                                          250,000                 247,158
                                                                                 1,325,503
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.47%)
 CRH America
  6.40%; 10/15/33                                          180,000                 192,692
  6.95%; 03/15/12                                          288,000                 328,224
 Masco /1/ /2/
  2.11%; 03/09/07                                          800,000                 801,259
                                                                                 1,322,175
BUILDING PRODUCTS-AIR & HEATING (0.06%)
 York International
  6.63%; 08/15/06                                          150,000                 158,619
BUILDING PRODUCTS-WOOD (0.04%)
 Celulosa Arauco y Constitucion
  5.13%; 07/09/13                                          105,000                 104,669
BUILDING-RESIDENTIAL & COMMERCIAL (0.26%)
 DR Horton
  5.63%; 09/15/14                                          325,000                 323,375
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BUILDING-RESIDENTIAL & COMMERCIAL (CONTINUED)
 KB Home
                                                       $                      $
  7.75%; 02/01/10                                          360,000                 391,500
                                                                                   714,875
CABLE TV (0.75%)
 Charter Communications /2/
  8.38%; 04/30/14                                          150,000                 149,063
 Comcast
  5.30%; 01/15/14                                           80,000                  80,173
  5.85%; 01/15/10                                           40,000                  42,570
  7.05%; 03/15/33                                          300,000                 329,114
 Comcast Cable Communications
  6.75%; 01/30/11                                          275,000                 305,031
 Cox Communications
  6.75%; 03/15/11                                          395,000                 422,762
 EchoStar DBS
  10.38%; 10/01/07                                         315,000                 331,342
 Kabel Deutschland /2/
  10.63%; 07/01/14                                         100,000                 109,000
 Rogers Cablesystems
  10.00%; 03/15/05                                         325,000                 334,344
                                                                                 2,103,399
CASINO HOTELS (0.20%)
 Aztar /2/
  7.88%; 06/15/14                                          150,000                 159,000
 Harrah's Operating /2/
  5.50%; 07/01/10                                          375,000                 387,478
                                                                                   546,478
CELLULAR TELECOMMUNICATIONS (1.27%)
 America Movil /2/
  5.50%; 03/01/14                                          520,000                 502,571
 AT&T Wireless Services
  7.88%; 03/01/11                                          290,000                 343,590
  8.13%; 05/01/12                                          625,000                 755,204
 Nextel Communications
  6.88%; 10/31/13                                          250,000                 260,000
 PTC International Finance II
  11.25%; 12/01/09                                         550,000                 585,750
 Rural Cellular /2/
  8.25%; 03/15/12                                          145,000                 147,537
 Telus
  7.50%; 06/01/07                                          290,000                 318,002
  8.00%; 06/01/11                                           50,000                  58,587
 Verizon Wireless Capital
  5.38%; 12/15/06                                          560,000                 586,180
                                                                                 3,557,421
CHEMICALS-DIVERSIFIED (0.60%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                          240,000                 251,244
  7.00%; 03/15/11                                          315,000                 355,587
 FMC
  6.75%; 05/05/05                                          415,000                 421,225
 ICI Wilmington I
  5.63%; 12/01/13                                          295,000                 303,153
 Lyondell Chemical
  9.88%; 05/01/07                                          218,000                 230,263
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CHEMICALS-DIVERSIFIED (CONTINUED)
 Phibro Animal Health
                                                       $                      $
  9.88%; 06/01/08                                          125,000                 112,500
                                                                                 1,673,972
CHEMICALS-SPECIALTY (0.37%)
 Hercules /2/
  6.75%; 10/15/29                                          200,000                 204,000
 Lubrizol
  4.63%; 10/01/09                                          350,000                 350,065
  6.50%; 10/01/34                                          165,000                 160,960
 Rhodia
  10.25%; 06/01/10                                         200,000                 207,000
 Westlake Chemical
  8.75%; 07/15/11                                           99,000                 111,128
                                                                                 1,033,153
COAL (0.05%)
 Massey Energy
  6.63%; 11/15/10                                          140,000                 145,950
COATINGS & PAINT (0.06%)
 Valspar
  6.00%; 05/01/07                                          155,000                 164,645
COMMERCIAL BANKS (0.16%)
 Marshall & Ilsley Bank
  4.13%; 09/04/07                                          100,000                 102,768
 Union Planters Bank
  5.13%; 06/15/07                                          335,000                 352,967
                                                                                   455,735
COMMERCIAL SERVICES (0.36%)
 Iron Mountain
  6.63%; 01/01/16                                          150,000                 146,250
  8.25%; 07/01/11                                          415,000                 433,260
 Quintiles Transnational
  10.00%; 10/01/13                                         400,000                 424,000
                                                                                 1,003,510
COMPUTER SERVICES (0.16%)
 Unisys
  7.25%; 01/15/05                                          175,000                 176,969
  7.88%; 04/01/08                                          265,000                 272,287
                                                                                   449,256
COMPUTERS-INTEGRATED SYSTEMS (0.03%)
 NCR
  7.13%; 06/15/09                                           75,000                  83,174
COMPUTERS-MEMORY DEVICES (0.07%)
 Seagate Technology HDD Holdings
  8.00%; 05/15/09                                          175,000                 186,375
CONTAINERS-METAL & GLASS (0.24%)
 Crown European Holdings
  10.88%; 03/01/13                                         250,000                 290,625
 Owens-Brockway
  8.75%; 11/15/12                                          200,000                 222,000
 Silgan Holdings
  6.75%; 11/15/13                                          150,000                 153,000
                                                                                   665,625
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CONTAINERS-PAPER & PLASTIC (0.12%)
 Norampac
                                                       $                      $
  6.75%; 06/01/13                                          315,000                 328,388
CREDIT CARD ASSET BACKED SECURITIES (1.48%)
 American Express Credit Account Master Trust
  /1/
  2.01%; 09/15/11                                          240,000                 240,491
 Capital One Multi-Asset Execution Trust /1/
  1.98%; 12/15/09                                          675,000                 675,294
 Chase Credit Card Master Trust /1/
  1.96%; 05/15/09                                          900,000                 899,970
 Citibank Credit Card Issuance Trust
  4.10%; 12/07/06                                        1,150,000               1,154,705
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                        1,120,000               1,163,179
                                                                                 4,133,639
DATA PROCESSING & MANAGEMENT (0.06%)
 Certegy
  4.75%; 09/15/08                                          155,000                 159,638
DISTRIBUTION-WHOLESALE (0.11%)
 Ingram Micro
  9.88%; 08/15/08                                          275,000                 300,781
DIVERSIFIED FINANCIAL SERVICES (0.68%)
 General Electric Capital
  0.87%; 03/10/40 /1 2 /                                 9,259,149                 288,987
  1.84%; 02/02/09 /1/                                      925,000                 926,684
  6.75%; 03/15/32                                          210,000                 241,690
 John Deere Capital
  3.13%; 12/15/05                                          250,000                 251,050
 NiSource Finance
  3.20%; 11/01/06                                          185,000                 184,432
                                                                                 1,892,843
DIVERSIFIED MANUFACTURING OPERATIONS (0.62%)
 General Electric
  5.00%; 02/01/13                                          490,000                 503,936
 Invensys /2/
  9.88%; 03/15/11                                          250,000                 256,250
 J.B. Poindexter /2/
  8.75%; 03/15/14                                          200,000                 211,500
 Tyco International Group
  6.00%; 11/15/13                                          255,000                 275,205
  6.38%; 02/15/06                                          335,000                 350,219
  6.38%; 10/15/11                                          115,000                 127,181
                                                                                 1,724,291
DIVERSIFIED MINERALS (0.13%)
 Corp. Nacional del Cobre de Chile /2/
  5.50%; 10/15/13                                          135,000                 140,560
 Vale Overseas
  9.00%; 08/15/13                                          210,000                 234,150
                                                                                   374,710
DIVERSIFIED OPERATIONS (0.07%)
 Hutchison Whampoa International /2/
  6.50%; 02/13/13                                          175,000                 184,319
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
E-COMMERCE-PRODUCTS (0.05%)
 FTD
                                                       $                      $
  7.75%; 02/15/14                                          150,000                 149,625
ELECTRIC-DISTRIBUTION (0.07%)
 Detroit Edison
  5.40%; 08/01/14                                          190,000                 197,037
ELECTRIC-GENERATION (0.16%)
 CE Casecnan Water & Energy
  11.45%; 11/15/05                                         145,511                 146,967
 Korea East-West Power /2/
  4.88%; 04/21/11                                          105,000                 105,629
 Tenaska Virginia Partners /2/
  6.12%; 03/30/24                                          190,000                 198,654
                                                                                   451,250
ELECTRIC-INTEGRATED (3.24%)
 Arizona Public Service
  5.80%; 06/30/14                                          195,000                 205,524
  6.50%; 03/01/12                                          215,000                 238,687
 Centerpoint Energy
  5.88%; 06/01/08                                          200,000                 208,784
  7.25%; 09/01/10                                          215,000                 237,553
 Cincinnati Gas & Electric
  5.40%; 06/15/33                                          125,000                 114,924
 Consumers Energy
  4.25%; 04/15/08                                           80,000                  81,362
 Dayton Power & Light /2/
  5.13%; 10/01/13                                          250,000                 252,257
 Dominion Resources /1/
  2.01%; 05/15/06                                          650,000                 651,231
 Entergy Gulf States
  3.60%; 06/01/08                                          200,000                 197,710
 Exelon
  6.75%; 05/01/11                                          200,000                 223,314
 FirstEnergy
  6.45%; 11/15/11                                          375,000                 409,076
 Florida Power
  4.80%; 03/01/13                                           75,000                  75,414
 FPL Energy Wind Funding /2/
  6.88%; 06/27/17                                          283,800                 282,381
 FPL Group Capital
  3.25%; 04/11/06                                          190,000                 191,193
 Georgia Power /1/
  1.90%; 02/17/09                                        1,050,000               1,049,416
 Indianapolis Power & Light
  7.38%; 08/01/07                                          245,000                 265,146
 Jersey Central Power & Light /2/
  5.63%; 05/01/16                                          100,000                 104,551
 MidAmerican Energy Holdings
  3.50%; 05/15/08                                          150,000                 147,645
  4.63%; 10/01/07                                          225,000                 230,191
 MSW Energy Holdings II
  7.38%; 09/01/10                                          250,000                 262,500
 Northeast Utilities
  3.30%; 06/01/08                                          160,000                 156,114
 Ohio Power
  4.85%; 01/15/14                                          210,000                 209,690
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Oncor Electric Delivery
                                                       $                      $
  6.38%; 05/01/12                                          250,000                 276,763
 Pacific Gas & Electric
  3.60%; 03/01/09                                          180,000                 177,901
  6.05%; 03/01/34                                          630,000                 641,215
 Pepco Holdings
  3.75%; 02/15/06                                          625,000                 630,572
  4.00%; 05/15/10                                           80,000                  77,886
 Power Contract Financing /2/
  5.20%; 02/01/06                                          129,673                 131,522
 PPL Energy Supply
  5.40%; 08/15/14                                          255,000                 259,095
 Puget Energy
  3.36%; 06/01/08                                          200,000                 196,801
 Southern California Edison
  5.00%; 01/15/14                                          100,000                 101,708
  8.00%; 02/15/07                                          320,000                 354,205
 Southwestern Electric Power
  4.50%; 07/01/05                                          240,000                 243,063
 TXU Energy
  6.13%; 03/15/08                                          150,000                 160,556
                                                                                 9,045,950
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.05%)
 Flextronics International
  6.50%; 05/15/13                                          150,000                 153,375
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.29%)
 AMI Semiconductor
  10.75%; 02/01/13                                         153,000                 178,245
 Fairchild Semiconductor International
  10.50%; 02/01/09                                         400,000                 428,000
 Freescale Semiconductor /2/
  6.88%; 07/15/11                                          200,000                 208,000
                                                                                   814,245
ELECTRONICS-MILITARY (0.21%)
 L-3 Communications
  8.00%; 08/01/08                                          575,000                 592,250
EXPORT/IMPORT BANK (0.07%)
 Export-Import Bank of Korea
  4.50%; 08/12/09                                          180,000                 182,182
FEDERAL & FEDERALLY SPONSORED CREDIT (0.12%)
 Housing Urban Development
  2.99%; 08/01/05                                          325,000                 326,833
FIDUCIARY BANKS (0.30%)
 State Street Capital Trust II /1/
  2.21%; 02/15/08                                          825,000                 829,443
FILTRATION & SEPARATION PRODUCTS (0.05%)
 Polypore /2/
  8.75%; 05/15/12                                          125,000                 129,688
FINANCE-AUTO LOANS (1.40%)
 American Honda Finance /1/ /2/
  1.86%; 02/20/07                                        1,050,000               1,050,106
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-AUTO LOANS (CONTINUED)
 Ford Motor Credit
                                                       $                      $
  6.13%; 01/09/06                                          265,000                 274,485
  6.50%; 01/25/07                                          395,000                 418,376
  6.88%; 02/01/06                                          450,000                 470,890
  7.25%; 10/25/11                                          425,000                 459,908
  7.88%; 06/15/10                                          200,000                 223,071
 General Motors Acceptance
  2.88%; 10/20/05 /1/                                      650,000                 655,107
  5.63%; 05/15/09                                           50,000                  50,971
  6.88%; 08/28/12                                          300,000                 311,733
                                                                                 3,914,647
FINANCE-COMMERCIAL (0.28%)
 CIT Group
  1.91%; 02/15/07 /1/                                      525,000                 524,976
  5.13%; 09/30/14                                          245,000                 244,708
                                                                                   769,684
FINANCE-CONSUMER LOANS (0.64%)
 Household Finance
  1.86%; 02/09/07 /1/                                      925,000                 925,821
  3.38%; 02/21/06                                          150,000                 151,240
  4.13%; 12/15/08                                          300,000                 303,420
  4.75%; 07/15/13                                          230,000                 227,720
  7.00%; 05/15/12                                          150,000                 171,666
                                                                                 1,779,867
FINANCE-CREDIT CARD (0.32%)
 Capital One Bank
  5.00%; 06/15/09                                          320,000                 331,391
  6.88%; 02/01/06                                          535,000                 562,532
                                                                                   893,923
FINANCE-INVESTMENT BANKER & BROKER (2.60%)
 Bear Stearns
  1.98%; 01/30/09 /1/                                      675,000                 676,422
  2.41%; 06/25/34 /1/                                      560,000                 561,730
  3.00%; 03/30/06                                          375,000                 375,982
  4.00%; 01/31/08                                          110,000                 111,510
 Citigroup
  5.75%; 05/10/06                                          750,000                 783,934
  6.63%; 06/15/32                                          275,000                 301,208
 Goldman Sachs Group
  3.88%; 01/15/09                                          340,000                 340,342
  5.15%; 01/15/14                                          175,000                 176,060
  6.60%; 01/15/12                                          620,000                 692,395
 Lehman Brothers Holdings
  4.80%; 03/13/14                                          375,000                 369,858
 Merrill Lynch
  1.95%; 02/06/09 /1/                                      925,000                 924,359
  5.45%; 07/15/14                                          280,000                 289,631
 Morgan Stanley
  1.06%; 04/15/34/1/ /2/                                 4,670,060                 113,034
  1.84%; 02/15/07/1/                                       600,000                 600,336
  4.75%; 04/01/14                                          325,000                 314,625
  5.30%; 03/01/13                                          190,000                 194,737
  6.75%; 04/15/11                                          240,000                 268,933
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Refco Finance Holdings /2/
                                                       $                      $
  9.00%; 08/01/12                                          150,000                 160,125
                                                                                 7,255,221
FINANCE-MORTGAGE LOAN/BANKER (4.87%)
 Countrywide Home Loan
  1.87%; 02/17/06 /1/                                      125,000                 124,992
  2.28%; 06/02/06 /1/                                      925,000                 929,499
  4.25%; 12/19/07                                          120,000                 122,224
  4.62%; 12/19/33 /1/                                    1,100,000               1,082,882
 Federal Home Loan Mortgage
  2.65%; 05/30/08                                        1,000,000                 975,008
  3.25%; 02/25/08                                        1,800,000               1,783,977
  4.50%; 07/15/13                                        1,400,000               1,400,884
  4.63%; 05/28/13                                          325,000                 322,826
  4.75%; 10/11/12                                          550,000                 547,708
  4.75%; 05/06/13                                          625,000                 615,218
  5.13%; 11/07/13                                           55,000                  55,230
  6.75%; 03/15/31                                        1,786,000               2,131,945
 Federal National Mortgage Association
  2.30%; 03/28/06                                          200,000                 199,119
  2.88%; 05/19/08                                          425,000                 415,262
  3.32%; 11/25/32                                           25,143                  25,115
  3.70%; 11/01/07                                          920,000                 926,095
  4.32%; 07/26/07                                          485,000                 492,752
  4.75%; 02/21/13                                          650,000                 644,222
  6.25%; 05/15/29                                          550,000                 614,024
  7.25%; 05/15/30                                          160,000                 200,706
                                                                                13,609,688
FINANCE-OTHER SERVICES (0.37%)
 Verizon Global Funding
  6.75%; 12/01/05                                        1,000,000               1,046,849
FOOD-MISCELLANEOUS/DIVERSIFIED (0.35%)
 Corn Products International
  8.45%; 08/15/09                                          290,000                 332,050
 Kraft Foods
  4.63%; 11/01/06                                          350,000                 359,945
  5.63%; 11/01/11                                          125,000                 132,032
  6.25%; 06/01/12                                           20,000                  21,850
  6.50%; 11/01/31                                          125,000                 134,715
                                                                                   980,592
FOOD-RETAIL (0.30%)
 Delhaize America
  7.38%; 04/15/06                                          425,000                 450,415
 Kroger
  6.20%; 06/15/12                                           30,000                  32,583
  7.50%; 04/01/31                                          100,000                 116,081
 Safeway
  2.50%; 11/01/05                                          250,000                 249,051
                                                                                   848,130
GAS-DISTRIBUTION (0.21%)
 Colorado Interstate Gas
  10.00%; 06/15/05                                         325,000                 341,250
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
GAS-DISTRIBUTION (CONTINUED)
 Sempra Energy
                                                       $                      $
  4.75%; 05/15/09                                          250,000                 258,133
                                                                                   599,383
HOME DECORATION PRODUCTS (0.07%)
 Newell Rubbermaid
  4.00%; 05/01/10                                          115,000                 111,846
  4.63%; 12/15/09                                           90,000                  91,036
                                                                                   202,882
HOME EQUITY-OTHER (1.10%)
 Argent Securities /1/
  2.06%; 02/25/34                                          475,000                 474,314
 Long Beach Mortgage Loan Trust /1/
  2.37%; 06/25/34                                          170,000                 169,852
  2.92%; 06/25/34                                          200,000                 200,255
 Option One Mortgage Loan Trust /1/
  2.37%; 05/25/34                                          485,000                 484,796
  2.89%; 05/25/34                                          485,000                 484,999
 Saxon Asset Securities Trust /1/
  2.97%; 03/25/35                                          810,000                 809,729
 Specialty Underwriting & Residential Finance
  /1/
  2.35%; 02/25/35                                          460,000                 459,999
                                                                                 3,083,944
HOME EQUITY-SEQUENTIAL (0.42%)
 Ameriquest Mortgage Securities /1/
  2.04%; 04/25/34                                          560,000                 559,999
 Residential Asset Securities
  3.28%; 08/25/29                                          525,000                 523,099
  4.59%; 10/25/26                                           99,892                 100,125
                                                                                 1,183,223
HOTELS & MOTELS (0.06%)
 Host Marriott
  7.88%; 08/01/08                                          153,000                 157,399
INDUSTRIAL AUTOMATION & ROBOTS (0.05%)
 UNOVA Inc.
  6.88%; 03/15/05                                          150,000                 151,875
INVESTMENT COMPANIES (0.22%)
 Canadian Oil Sands /2/
  4.80%; 08/10/09                                          600,000                 608,510
LIFE & HEALTH INSURANCE (0.36%)
 John Hancock Global Funding II /1/ /2/
  1.77%; 04/03/09                                          950,000                 949,384
 Nationwide Financial Services
  5.63%; 02/13/15                                           65,000                  67,596
                                                                                 1,016,980
MACHINERY-CONSTRUCTION & MINING (0.08%)
 Terex
  9.25%; 07/15/11                                          200,000                 224,000
MEDICAL INFORMATION SYSTEM (0.06%)
 NDCHealth
  10.50%; 12/01/12                                         150,000                 163,875
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MEDICAL PRODUCTS (0.06%)
 Medical Device Manufacturing /2/
                                                       $                      $
  10.00%; 07/15/12                                         150,000                 159,000
MEDICAL-DRUGS (0.13%)
 Biovail
  7.88%; 04/01/10                                          150,000                 153,000
 Schering-Plough
  5.30%; 12/01/13                                          215,000                 222,500
                                                                                   375,500
MEDICAL-GENERIC DRUGS (0.05%)
 Alpharma /2/
  8.63%; 05/01/11                                          150,000                 153,750
MEDICAL-HMO (0.18%)
 Anthem
  4.88%; 08/01/05                                          500,000                 508,024
MEDICAL-HOSPITALS (0.30%)
 HCA
  5.25%; 11/06/08                                          245,000                 250,861
  6.95%; 05/01/12                                          165,000                 178,161
  7.13%; 06/01/06                                          250,000                 263,747
 United Surgical Partners International
  10.00%; 12/15/11                                         125,000                 142,812
                                                                                   835,581
METAL PROCESSORS & FABRICATION (0.13%)
 Mueller Group /2/
  10.00%; 05/01/12                                         225,000                 243,000
 Trimas
  9.88%; 06/15/12                                          125,000                 129,688
                                                                                   372,688
METAL-DIVERSIFIED (0.08%)
 Falconbridge
  5.38%; 06/01/15                                          135,000                 135,599
  7.35%; 06/05/12                                           65,000                  74,538
 Rio Tinto Finance
  5.75%; 07/03/06                                            5,000                   5,241
                                                                                   215,378
MISCELLANEOUS INVESTING (0.21%)
 iStar Financial
  4.88%; 01/15/09                                          335,000                 335,681
 United Dominion Realty Trust
  6.50%; 06/15/09                                          235,000                 256,746
                                                                                   592,427
MONEY CENTER BANKS (0.60%)
 Bank of America
  4.88%; 09/15/12                                          610,000                 622,195
  7.40%; 01/15/11                                          285,000                 332,152
 JP Morgan Chase
  5.13%; 09/15/14                                          550,000                 552,948
 United Overseas Bank /2/
  4.50%; 07/02/13                                          170,000                 165,448
                                                                                 1,672,743
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (1.97%)
 Banc of America Commercial Mortgage /1/ /2/
                                                       $                      $
  0.04%; 11/10/38                                        3,962,637                  73,685
 Bear Stearns Adjustable Rate Mortgage Trust /1/
  /2/
  3.52%; 06/25/34                                          295,000                 290,283
 Bear Stearns Commercial Mortgage Securities /1/
  /2/
  0.86%; 05/11/39                                        3,300,000                  95,063
 Chase Commercial Mortgage Securities
  7.03%; 01/15/32                                          216,603                 233,245
  7.63%; 07/15/32                                          900,000               1,043,786
 CS First Boston Mortgage
  Securities /1/
  0.75%; 05/15/36 /2/                                    5,377,631                 122,406
  0.87%; 07/15/36 /2/                                    5,328,981                 176,837
  2.44%; 06/25/34                                          120,000                 119,649
  7.94%; 09/15/41                                          160,000                 184,851
 DLJ Commercial Mortgage
  7.34%; 10/10/32                                          180,000                 206,303
 First Union National Bank Commercial Mortgage
  8.09%; 05/17/32                                          275,000                 323,906
 GMAC Commercial Mortgage Securities /1/ /2/
  1.13%; 03/10/38                                        4,607,134                 196,508
 Greenwich Capital Commercial Funding /1/ /2/
  0.55%; 06/10/36                                        8,898,000                 167,621
 JP Morgan Chase Commercial Mortgage Securities
  /1/ /2/
  1.38%; 01/12/39                                        4,500,000                 239,418
 LB-UBS Commercial Mortgage
  Trust /2/
  0.15%; 03/15/36 /1/                                    2,855,105                  79,760
  0.87%; 03/15/34 /1/                                    3,116,086                  69,482
  0.93%; 08/15/36                                        4,082,903                 143,812
  1.41%; 03/15/36/1/                                     2,706,589                 143,341
 Merrill Lynch Mortgage Investors /1/
  2.40%; 01/25/35                                          370,000                 369,999
 Merrill Lynch Mortgage Trust /1/
  0.76%; 02/12/42                                        9,193,847                 230,315
 Morgan Stanley Capital I
  1.30%; 01/13/41/1/ /2/                                 2,950,000                 156,899
  4.57%; 12/18/32                                          145,281                 147,665
  5.33%; 12/18/32                                          550,000                 575,363
  7.11%; 04/15/33                                          110,000                 124,090
                                                                                 5,514,287
MOTION PICTURES & SERVICES (0.04%)
 Alliance Atlantis Communications
  13.00%; 12/15/09                                         100,000                 108,125
MULTIMEDIA (0.80%)
 AOL Time Warner
  5.63%; 05/01/05                                          350,000                 356,275
  7.63%; 04/15/31                                          530,000                 610,029
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MULTIMEDIA (CONTINUED)
 Gannett
                                                       $                      $
  4.95%; 04/01/05                                          425,000                 430,129
 News America
  4.75%; 03/15/10                                           95,000                  96,660
  6.55%; 03/15/33                                          240,000                 254,151
  6.63%; 01/09/08                                          255,000                 278,046
 Walt Disney
  5.38%; 06/01/07                                          200,000                 209,111
                                                                                 2,234,401
MUSIC (0.06%)
 Warner Music Group /2/
  7.38%; 04/15/14                                          150,000                 155,250
MUTUAL INSURANCE (0.14%)
 Liberty Mutual Group /2/
  5.75%; 03/15/14                                          235,000                 233,472
  7.00%; 03/15/34                                          160,000                 162,197
                                                                                   395,669
NON-HAZARDOUS WASTE DISPOSAL (0.10%)
 Casella Waste Systems
  9.75%; 02/01/13                                          125,000                 136,250
 Waste Management
  5.00%; 03/15/14                                          150,000                 150,219
                                                                                   286,469
OFFICE AUTOMATION & EQUIPMENT (0.10%)
 Xerox
  7.63%; 06/15/13                                          250,000                 270,000
OIL & GAS DRILLING (0.21%)
 Nabors Holdings
  4.88%; 08/15/09                                          255,000                 263,618
 Precision Drilling
  5.63%; 06/01/14                                          300,000                 313,989
                                                                                   577,607
OIL COMPANY-EXPLORATION & PRODUCTION (1.21%)
 Anadarko Finance
  6.75%; 05/01/11                                          275,000                 311,446
 Canadian Natural Resources
  7.20%; 01/15/32                                            5,000                   5,822
 Devon Financing
  7.88%; 09/30/31                                          275,000                 337,509
 Energy Partners
  8.75%; 08/01/10                                          200,000                 217,000
 Husky Energy
  6.15%; 06/15/19                                          255,000                 269,709
 Nexen
  5.05%; 11/20/13                                          150,000                 148,920
  7.88%; 03/15/32                                          125,000                 153,191
 Pemex Project Funding Master Trust
  6.13%; 08/15/08                                          500,000                 525,000
  7.88%; 02/01/09                                          770,000                 858,550
 Petroleos Mexicanos
  6.50%; 02/01/05                                          450,000                 455,850
 XTO Energy
  6.25%; 04/15/13                                           90,000                  98,582
                                                                                 3,381,579
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-INTEGRATED (0.44%)
 Conoco Funding
                                                       $                      $
  7.25%; 10/15/31                                          350,000                 419,376
 Occidental Petroleum
  4.00%; 11/30/07                                          170,000                 172,548
 Petrobras International Finance
  8.38%; 12/10/18                                          260,000                 259,350
  9.13%; 02/01/07                                          200,000                 219,000
 Petronas Capital /2/
  7.88%; 05/22/22                                          125,000                 149,646
                                                                                 1,219,920
OIL FIELD MACHINERY & EQUIPMENT (0.12%)
 Cooper Cameron
  2.65%; 04/15/07                                          350,000                 342,905
OIL REFINING & MARKETING (0.77%)
 Enterprise Products Operating /2/
  4.00%; 10/15/07                                          365,000                 367,014
 Enterprise Products Partners
  6.38%; 02/01/13                                          150,000                 160,933
 Frontier Oil
  11.75%; 11/15/09                                         690,000                 737,438
 Tesoro Petroleum /3/
  9.63%; 11/01/08                                          545,000                 599,500
 Valero Energy
  6.88%; 04/15/12                                          250,000                 281,491
                                                                                 2,146,376
OIL-FIELD SERVICES (0.33%)
 Halliburton /1/
  3.12%; 10/17/05                                          925,000                 933,084
PAPER & RELATED PRODUCTS (0.96%)
 Domtar
  5.38%; 12/01/13                                          460,000                 455,904
 International Paper
  3.80%; 04/01/08                                          420,000                 419,301
  5.85%; 10/30/12                                          210,000                 221,867
  6.75%; 09/01/11                                           45,000                  50,144
 Norske Skog /2/
  7.63%; 10/15/11                                          500,000                 568,433
 Sappi Papier Holding /2/
  6.75%; 06/15/12                                          150,000                 164,585
 Smurfit Capital Funding
  6.75%; 11/20/05                                          350,000                 360,500
 Weyerhaeuser
  6.75%; 03/15/12                                          290,000                 325,202
  7.38%; 03/15/32                                          100,000                 114,749
                                                                                 2,680,685
PETROCHEMICALS (0.12%)
 Braskem /2/
  11.75%; 01/22/14                                         315,000                 338,625
PHYSICAL THERAPY & REHABILITATION CENTERS (0.06%)
 HealthSouth
  7.63%; 06/01/12                                          180,000                 174,150
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PHYSICIAN PRACTICE MANAGEMENT (0.05%)
 US Oncology /2/
                                                       $                      $
  9.00%; 08/15/12                                          125,000                 129,375
PIPELINES (0.90%)
 Buckeye Partners
  4.63%; 07/15/13                                          325,000                 313,716
 CenterPoint Energy Resources
  7.75%; 02/15/11                                          290,000                 336,447
 Duke Capital
  4.37%; 03/01/09                                          170,000                 171,407
 Duke Energy Field Services
  7.88%; 08/16/10                                          500,000                 588,481
 Enbridge Energy Partners
  4.00%; 01/15/09                                          105,000                 104,302
 Equitable Resources
  5.15%; 11/15/12                                          130,000                 135,154
 Kinder Morgan Energy Partners
  5.35%; 08/15/07                                          155,000                 162,586
 National Fuel Gas
  5.25%; 03/01/13                                          190,000                 194,582
 PG&E Gas Transmission
  7.10%; 06/01/05                                          200,000                 204,500
 TEPPCO Partners
  6.13%; 02/01/13                                           50,000                  53,366
 Texas Eastern Transmission
  5.25%; 07/15/07                                          240,000                 249,499
                                                                                 2,514,040
POULTRY (0.30%)
 Tyson Foods
  6.63%; 10/01/04                                          840,000                 840,000
PRINTING-COMMERCIAL (0.13%)
 Cadmus Communications /2/
  8.38%; 06/15/14                                          125,000                 134,688
 Sheridan Group /2/
  10.25%; 08/15/11                                         200,000                 216,500
                                                                                   351,188
PROPERTY & CASUALTY INSURANCE (1.31%)
 ACE
  6.00%; 04/01/07                                          200,000                 211,917
 ACE INA Holdings
  5.88%; 06/15/14                                          170,000                 177,605
 Arch Capital Group
  7.35%; 05/01/34                                          455,000                 471,194
 Infinity Property & Casualty
  5.50%; 02/18/14                                          400,000                 396,511
 Markel
  6.80%; 02/15/13                                          400,000                 428,383
 St. Paul
  5.75%; 03/15/07                                          575,000                 604,196
 W.R. Berkley
  5.13%; 09/30/10                                          400,000                 408,791
 XL Capital
  5.25%; 09/15/14                                          355,000                 356,327
  6.50%; 01/15/12                                          550,000                 603,814
                                                                                 3,658,738
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PUBLISHING-BOOKS (0.14%)
 Reed Elsevier Capital
                                                       $                      $
  6.13%; 08/01/06                                          385,000                 405,133
PUBLISHING-PERIODICALS (0.05%)
 Dex Media West
  9.88%; 08/15/13                                          125,000                 146,875
QUARRYING (0.06%)
 Compass Minerals International /1 6/
  0.00%; 06/01/13                                          200,000                 158,000
RACETRACKS (0.13%)
 Penn National Gaming
  11.13%; 03/01/08                                         325,000                 351,000
RECREATIONAL CENTERS (0.14%)
 AMF Bowling Worldwide /2/
  10.00%; 03/01/10                                         225,000                 238,500
 Town Sports International
  9.63%; 04/15/11                                          150,000                 152,250
                                                                                   390,750
REGIONAL BANKS (1.26%)
 Bank One
  7.63%; 08/01/05                                          750,000                 782,049
 KeyCorp
  4.63%; 05/16/05                                          450,000                 455,628
 PNC Funding
  5.75%; 08/01/06                                          750,000                 785,770
 SunTrust Banks
  5.05%; 07/01/07                                          260,000                 271,673
 Wachovia
  5.25%; 08/01/14                                          200,000                 204,448
  5.63%; 12/15/08                                          600,000                 645,368
  6.38%; 02/01/09                                          150,000                 163,815
 Wells Fargo
  3.12%; 08/15/08                                          225,000                 219,767
                                                                                 3,528,518
REINSURANCE (0.19%)
 Endurance Specialty Holdings
  7.00%; 07/15/34                                          525,000                 536,653
RENTAL-AUTO & EQUIPMENT (0.13%)
 NationsRent
  9.50%; 10/15/10                                          200,000                 217,000
 United Rentals
  6.50%; 02/15/12                                          150,000                 144,375
                                                                                   361,375
RETAIL-APPAREL & SHOE (0.07%)
 Mothers Work
  11.25%; 08/01/10                                         200,000                 197,000
RETAIL-ARTS & CRAFTS (0.13%)
 Michaels Stores
  9.25%; 07/01/09                                          325,000                 352,625
RETAIL-AUTOMOBILE (0.08%)
 Asbury Automotive Group
  9.00%; 06/15/12                                          200,000                 211,000
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-DRUG STORE (0.13%)
 Duane Reade /2/
                                                       $                      $
  9.75%; 08/01/11                                          175,000                 165,375
 Rite Aid
  12.50%; 09/15/06                                         175,000                 198,625
                                                                                   364,000
RETAIL-JEWELRY (0.05%)
 Finlay Fine Jewelry /2/
  8.38%; 06/01/12                                          125,000                 134,375
RETAIL-PROPANE DISTRIBUTION (0.08%)
 Star Gas Partners /2/
  10.25%; 02/15/13                                         200,000                 219,000
RETAIL-RESTAURANTS (0.44%)
 Denny's
  11.25%; 01/15/08                                         325,000                 337,187
 VICORP Restaurants
  10.50%; 04/15/11                                         200,000                 199,000
 Yum! Brands
  7.70%; 07/01/12                                          595,000                 707,062
                                                                                 1,243,249
RETAIL-VIDEO RENTAL (0.05%)
 Blockbuster /2/
  9.00%; 09/01/12                                          125,000                 129,688
RETAIL-VISION SERVICE CENTER (0.04%)
 Cole National Group
  8.63%; 08/15/07                                          100,000                 101,750
SATELLITE TELECOM (0.05%)
 Intelsat
  5.25%; 11/01/08                                          150,000                 136,875
SAVINGS & LOANS-THRIFTS (0.41%)
 Washington Mutual
  3.81%; 06/25/34                                          505,000                 497,938
  3.97%; 03/25/33                                          552,000                 549,003
  5.50%; 01/15/13                                          100,000                 103,621
                                                                                 1,150,562
SEMICONDUCTOR EQUIPMENT (0.06%)
 Amkor Technology
  7.75%; 05/15/13                                          200,000                 164,000
SOVEREIGN (0.74%)
 Mexico Government
  2.29%; 01/13/09 /1/                                      385,000                 388,657
  8.30%; 08/15/31                                          315,000                 358,313
  8.38%; 01/14/11                                          865,000               1,014,212
 South Africa Government
  6.50%; 06/02/14                                          280,000                 298,900
                                                                                 2,060,082
SPECIAL PURPOSE ENTITY (0.44%)
 Borden US Finance/Nova Scotia Finance /2/
  9.00%; 07/15/14                                          100,000                 105,000
 Da-Lite Screen
  9.50%; 05/15/11                                          150,000                 158,250
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SPECIAL PURPOSE ENTITY (CONTINUED)
 Farmers Exchange Capital /2/
                                                       $                      $
  7.05%; 07/15/28                                          250,000                 254,046
 Fondo Latinoamericano de
  Reservas /2/
  3.00%; 08/01/06                                          300,000                 300,585
 Gemstone Investor /2/
  7.71%; 10/31/04                                          415,000                 415,519
                                                                                 1,233,400
STEEL PRODUCERS (0.07%)
 International Steel Group /2/
  6.50%; 04/15/14                                          200,000                 200,000
STEEL-SPECIALTY (0.16%)
 CSN Islands VIII /2/
  9.75%; 12/16/13                                          450,000                 451,125
SUPRANATIONAL BANK (0.23%)
 Corp Andina de Fomento
  6.75%; 03/15/05                                          345,000                 351,032
  6.88%; 03/15/12                                          270,000                 303,653
                                                                                   654,685
TELEPHONE-INTEGRATED (2.25%)
 British Telecommunications /1/
  7.88%; 12/15/05                                        1,460,000               1,546,457
 Deutsche Telekom International Finance
  5.25%; 07/22/13                                          270,000                 276,300
  8.50%; 06/15/10 /1/                                      560,000                 671,209
 France Telecom /1/
  8.50%; 03/01/11                                          560,000                 670,365
 MCI
  6.69%; 05/01/09                                          100,000                  96,375
 Northwestern Bell Telephone
  6.25%; 01/01/07                                          250,000                 250,000
 Sprint Capital
  6.13%; 11/15/08                                          175,000                 188,891
  6.88%; 11/15/28                                          485,000                 508,713
  6.90%; 05/01/19                                          110,000                 120,432
  8.75%; 03/15/32                                          220,000                 279,222
 Telecom Italia Capital /2/
  4.00%; 01/15/10                                          700,000                 694,706
  5.25%; 11/15/13                                          340,000                 346,415
  6.38%; 11/15/33                                          155,000                 160,092
 Telefonos de Mexico
  4.50%; 11/19/08                                          170,000                 170,500
  8.25%; 01/26/06                                          400,000                 426,555
 Verizon Florida
  6.13%; 01/15/13                                          215,000                 229,426
                                                                                 6,635,658
TEXTILE-HOME FURNISHINGS (0.05%)
 Mohawk Industries
  6.50%; 04/15/07                                          135,000                 144,294
THEATERS (0.21%)
 Cinemark /1 6/
  0.00%; 03/15/14                                          330,000                 226,875
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TRANSPORT-RAIL (0.14%)
 Canadian National Railway
  4.25%; 08/01/09                                      $   265,000            $    268,331
 Union Pacific
  4.70%; 01/02/24                                          115,000                 111,163
                                                                                   379,494
TRANSPORT-SERVICES (0.19%)
 CHC Helicopter
  7.38%; 05/01/14                                          150,000                 156,375
 FedEx
  1.88%; 04/01/05                                          230,000                 230,223
  3.50%; 04/01/09                                          145,000                 142,515
                                                                                   529,113
VITAMINS & NUTRITION PRODUCTS (0.12%)
 Leiner Health Products /2/
  11.00%; 06/01/12                                         150,000                 159,375
 WH Holdings/WH Capital
  9.50%; 04/01/11                                          150,000                 162,375
                                                                                   321,750
WIRE & CABLE PRODUCTS (0.07%)
 Superior Essex Communications /2/
  9.00%; 04/15/12                                          200,000                 200,000
WIRELESS EQUIPMENT (0.18%)
 Crown Castle International
  10.75%; 08/01/11                                         300,000                 333,750
 SBA Telecommunications /1 6/
  0.00%; 12/15/11                                          200,000                 162,000
                                                                                   495,750
                                       TOTAL BONDS                             145,048,136

                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
CERTIFICATES (12.75%)
                                                       $                      $
5.00%; 12/01/17                                          1,209,698               1,232,201
5.00%; 01/01/18                                          3,679,589               3,748,036
5.00%; 05/01/18                                          2,813,473               2,863,513
5.00%; 06/01/34                                          5,000,001               4,956,791
5.00%; 10/01/34 /4/                                      2,500,000               2,475,000
5.50%; 03/01/09                                            174,253                 179,458
5.50%; 09/01/17                                            396,203                 410,154
5.50%; 02/01/18                                            924,348                 956,895
5.50%; 06/01/24                                          4,940,495               5,061,419
5.50%; 03/01/33                                          2,765,308               2,809,227
5.50%; 04/01/33                                          3,026,681               3,074,751
6.00%; 03/01/31                                            242,569                 250,999
6.00%; 04/01/31                                             38,124                  39,449
6.00%; 06/01/32                                            717,177                 741,815
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
                                                       $                      $
6.00%; 10/01/32                                            549,439                 568,314
6.00%; 10/01/34 /4/                                      2,700,000               2,787,750
6.50%; 04/01/16                                            142,457                 150,853
6.50%; 03/01/19                                            424,906                 448,103
6.50%; 03/01/29                                             94,112                  98,976
6.50%; 05/01/29                                            141,167                 148,375
6.50%; 04/01/31                                             97,153                 101,996
6.50%; 02/01/32                                            167,321                 175,661
6.50%; 05/01/32                                            478,614                 502,479
6.50%; 05/01/32                                            129,550                 136,010
7.00%; 12/01/29                                            341,059                 362,304
7.00%; 06/01/30                                             34,139                  36,243
7.00%; 12/01/30                                             32,107                  34,086
7.00%; 01/01/31                                             71,476                  75,882
7.00%; 01/01/31                                             22,396                  23,776
7.00%; 02/01/31                                             42,235                  44,839
7.00%; 06/01/31                                             36,174                  38,393
7.00%; 12/01/31                                            411,737                 437,000
7.50%; 11/01/29                                              3,766                   4,043
7.50%; 04/01/30                                            103,086                 110,642
7.50%; 09/01/30                                             69,129                  74,196
7.50%; 03/01/31                                            241,732                 259,452
8.00%; 09/01/30                                            177,518                 193,051
                            TOTAL FHLMC CERTIFICATES                            35,612,132

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
CERTIFICATES (14.37%)
4.50%; 07/01/10                                            125,607                 127,345
4.50%; 05/01/18                                          4,732,101               4,729,408
4.50%; 10/01/34 /4/                                        900,000                 866,531
5.00%; 06/01/18                                          2,319,744               2,361,729
5.00%; 10/01/34 /4/                                      3,700,000               3,660,688
5.50%; 10/01/19 /4/                                      3,400,000               3,512,625
5.50%; 12/01/22                                            905,516                 928,611
5.50%; 07/01/33                                          5,153,388               5,232,920
5.50%; 09/01/33                                          4,684,847               4,757,148
5.50%; 10/01/34 /4/                                      6,200,000               6,281,375
6.00%; 05/01/09                                            188,515                 197,996
6.00%; 07/01/09                                            317,463                 335,029
6.00%; 07/01/09                                            252,385                 265,078
6.00%; 05/01/31                                            111,140                 115,202
6.00%; 08/01/32                                             47,094                  48,801
6.00%; 10/01/33                                            448,701                 464,926
6.00%; 11/01/33                                          1,677,931               1,738,607
6.00%; 12/01/33                                          1,501,218               1,555,503
6.50%; 12/01/10                                            138,608                 146,907
6.50%; 02/01/11                                            408,578                 433,038
6.50%; 08/01/31                                            367,580                 385,830
6.50%; 03/01/32                                            133,704                 140,342
6.50%; 04/01/32                                            241,657                 253,655
6.50%; 09/01/32                                            754,381                 791,849
7.00%; 09/01/31                                            117,034                 124,186
7.00%; 02/01/32                                            182,460                 193,557
7.00%; 05/01/32                                            450,065                 477,438
                              TOTAL FNMA CERTIFICATES                           40,126,324

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
CERTIFICATES (4.70%)
5.50%; 12/15/31                                            349,899                 356,978
5.50%; 12/20/33                                          2,391,501               2,433,503
6.00%; 07/20/28                                            344,645                 358,158
6.00%; 11/20/28                                            445,767                 463,245
6.00%; 01/20/29                                            476,617                 494,913
6.00%; 07/20/29                                             93,601                  97,194
6.00%; 12/15/33                                            402,732                 418,160
6.50%; 03/20/28                                             81,369                  85,956
6.50%; 05/20/29                                             70,225                  74,140
6.50%; 09/15/31                                          1,151,700               1,216,546
6.50%; 10/15/31                                            244,688                 258,466
6.50%; 10/20/31                                          1,678,885               1,770,258
6.50%; 04/15/32                                            169,384                 178,893
6.50%; 12/15/32                                          3,793,523               4,006,495
7.00%; 03/15/31                                            201,349                 214,817
7.50%; 05/15/29                                            523,567                 564,267
8.00%; 12/15/30                                            123,750                 135,101
                             TOTAL GNMA CERTIFICATES                            13,127,090

                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
TREASURY BONDS (14.81%)
 U.S. Treasury
                                                       $                      $
  3.63%; 07/15/09                                        2,725,000               2,757,997
  4.00%; 02/15/14                                        2,725,000               2,703,925
  4.75%; 05/15/14                                        1,250,000               1,312,110
  5.00%; 02/15/11                                        3,200,000               3,440,375
  5.38%; 02/15/31                                        2,380,000               2,549,575
  6.00%; 02/15/26                                          500,000                 570,059
  6.25%; 08/15/23                                        2,755,000               3,217,107
  6.25%; 05/15/30                                        3,165,000               3,756,459
  6.75%; 08/15/26                                          750,000                 931,523
  7.50%; 11/15/16                                        1,990,000               2,557,383
  8.00%; 11/15/21                                          565,000                 776,632
 U.S. Treasury Inflation-Indexed Obligations
  2.00%; 01/15/14                                        1,325,000               1,390,686
  3.38%; 01/15/07                                        3,925,000               5,013,032
  3.63%; 01/15/08                                        2,700,000               3,471,400
  3.88%; 01/15/09                                        2,650,000               3,445,257
  4.25%; 01/15/10                                        2,650,000               3,462,273
                                                                                41,355,793
                                TOTAL TREASURY BONDS                            41,355,793

                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (7.33%)
FINANCE-CONSUMER LOANS (4.86%)
 Investment in Joint Trading Account; Household
  Finance
                                                       $                      $
  1.89%; 10/01/04                                       13,561,962              13,561,962
TELEPHONE-INTEGRATED (2.47%)
 SBC Communications
  1.86%; 10/01/04                                        6,900,000               6,900,000
                              TOTAL COMMERCIAL PAPER                            20,461,962

                                                        Maturity
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.10%)
 Deutsche Bank Securities; 1.87%; dated 09/30/04
  maturing 10/01/04 (collateralized by FHLB;                                  $
  $293,576; 06/18/14) /5/                              $   287,835                 287,820
                         TOTAL REPURCHASE AGREEMENTS                               287,820
                                                                              ------------

               TOTAL PORTFOLIO INVESTMENTS (106.00%)                           296,019,257
LIABILITIES, NET OF CASH AND RECEIVABLES (-6.00%)                              (16,761,141)
                          TOTAL NET ASSETS (100.00%)                          $279,258,116
                                                                              ---------------

                            SCHEDULE OF INVESTMENTS
                                  BOND ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)


                                                  Notional         Unrealized
Description                                        Amount          Gain (Loss)
--------------------------------------------------------------------------------
Swap Agreements
Total Return Swaps

Receive monthly a return equal to the Lehman     $10,500,000          $14,782
ERISA Eligible CMBS Index and pay monthly a floating rate based on 1-month LIBOR with Morgan Stanley. Expires November 2004.

/1 //Variable rate./
/2 //Security exempt from registration under Rule 144A of the Securities / /Act of 1933. These securities may be resold in transactions exempt / /from registration, normally to qualified institutional buyers. At the end / /of the period, the value of these securities totaled $18,261,110 or / /6.54% of net assets./
/3 //Security or a portion of the security was on loan at the end of the /
  /period./
/4 //Security or a portion of the security was purchased in a "to-be-/
  /announced" ("TBA") transaction. See Notes to Financial Statements./
/5 //Security was purchased with the cash proceeds from securities loans./
/6 //Non-Income producing security./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  7,460,153
Unrealized Depreciation                        (2,478,218)
                                             ------------
Net Unrealized Appreciation (Depreciation)      4,981,935
Cost for federal income tax purposes         $291,037,322

                                       45

                            SCHEDULE OF INVESTMENTS
                             CAPITAL VALUE ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                           Shares
                                                            Held                  Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (99.59%)
AEROSPACE & DEFENSE (0.51%)
                                                                             $
 Northrop Grumman                                          23,740               1,266,054
AEROSPACE & DEFENSE EQUIPMENT (2.37%)
 General Dynamics                                          30,610               3,125,281
 United Technologies                                       29,430               2,748,173
                                                                                5,873,454
APPAREL MANUFACTURERS (0.30%)
 Polo Ralph Lauren                                         20,200                 734,674
AUTO-CARS & LIGHT TRUCKS (0.65%)
 Ford Motor                                               113,900               1,600,295
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.85%)
 Paccar                                                    30,375               2,099,520
BEVERAGES-NON-ALCOHOLIC (0.50%)
 Coca-Cola                                                 30,700               1,229,535
BUILDING-RESIDENTIAL & COMMERCIAL (1.36%)
 MDC Holdings                                              25,800               1,885,980
 Pulte                                                     24,060               1,476,562
                                                                                3,362,542
CABLE TV (0.75%)
 Comcast /1/                                               65,500               1,849,720
CELLULAR TELECOMMUNICATIONS (1.43%)
 Nextel Communications /1/                                 83,660               1,994,454
 Western Wireless /1/                                      59,900               1,540,029
                                                                                3,534,483
COMMERCIAL BANKS (3.47%)
 City National                                             26,080               1,693,896
 Fremont General                                           33,400                 773,210
 Marshall & Ilsley                                         72,400               2,917,720
 R&G Financial                                             19,300                 745,945
 UnionBanCal                                               41,840               2,477,346
                                                                                8,608,117
COMPUTER AIDED DESIGN (0.64%)
 Autodesk                                                  32,850               1,597,496
COMPUTERS-INTEGRATED SYSTEMS (0.42%)
 Brocade Communications Systems /1/                       185,700               1,049,205
CONTAINERS-METAL & GLASS (0.99%)
 Ball                                                      65,790               2,462,520
CONTAINERS-PAPER & PLASTIC (0.86%)
 Bemis                                                     80,300               2,134,374
COSMETICS & TOILETRIES (1.92%)
 Avon Products                                             43,380               1,894,839
 Procter & Gamble                                          52,760               2,855,371
                                                                                4,750,210
DIAGNOSTIC KITS (0.29%)
 Dade Behring Holdings /1/                                 12,940                 720,991
DIRECT MARKETING (0.72%)
 Harte-Hanks                                               71,000               1,775,710
                                                           Shares
                                                            Held                  Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (3.50%)
                                                                             $
 General Electric                                         257,996               8,663,506
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.92%)
 Cendant                                                  105,870               2,286,792
ELECTRIC-INTEGRATED (3.21%)
 Constellation Energy Group                                30,600               1,219,104
 Exelon                                                    71,440               2,621,133
 MDU Resources Group                                       74,130               1,951,843
 TXU                                                       44,900               2,151,608
                                                                                7,943,688
ELECTRONIC CONNECTORS (0.64%)
 Amphenol /1/                                              46,400               1,589,664
ELECTRONIC MEASUREMENT INSTRUMENTS (0.50%)
 Tektronix                                                 37,200               1,236,900
ENGINES-INTERNAL COMBUSTION (1.63%)
 Briggs & Stratton                                         25,120               2,039,744
 Cummins Engine                                            27,220               2,011,286
                                                                                4,051,030
ENTERTAINMENT SOFTWARE (0.31%)
 Activision /1/                                            54,900                 761,463
FINANCE-AUTO LOANS (0.29%)
 WFS Financial /1/                                         15,600                 726,180
FINANCE-CREDIT CARD (2.13%)
 Capital One Financial                                     38,100               2,815,590
 MBNA                                                      98,000               2,469,600
                                                                                5,285,190
FINANCE-INVESTMENT BANKER & BROKER (7.35%)
 Citigroup /2/                                            162,760               7,180,971
 Goldman Sachs Group                                       30,760               2,868,063
 Lehman Brothers Holdings                                  35,297               2,813,877
 Merrill Lynch                                             53,360               2,653,059
 Morgan Stanley                                            54,840               2,703,612
                                                                               18,219,582
FINANCE-MORTGAGE LOAN/BANKER (1.23%)
 Countrywide Credit Industries                             77,200               3,040,908
FOOD-FLOUR & GRAIN (0.97%)
 Archer Daniels Midland                                   141,900               2,409,462
GARDEN PRODUCTS (0.39%)
 Toro                                                      14,300                 976,690
GAS-DISTRIBUTION (1.73%)
 Energen                                                   37,200               1,917,660
 Sempra Energy                                             65,800               2,381,302
                                                                                4,298,962
INSTRUMENTS-SCIENTIFIC (0.60%)
 Applied Biosystems Group                                  40,600                 766,122
 Millipore /1/                                             15,000                 717,750
                                                                                1,483,872
LIFE & HEALTH INSURANCE (1.99%)
 AmerUs Group                                              18,300                 750,300
 Jefferson-Pilot                                           45,300               2,249,598
                                                           Shares
                                                            Held                  Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
                                                                             $
 Lincoln National                                          41,000               1,927,000
                                                                                4,926,898
MACHINERY TOOLS & RELATED PRODUCTS (0.51%)
 Lincoln Electric Holdings                                 39,980               1,253,773
MACHINERY-FARM (1.19%)
 Deere                                                     45,700               2,949,935
MEDICAL PRODUCTS (0.72%)
 Zimmer Holdings /1/                                       22,470               1,776,029
MEDICAL-GENERIC DRUGS (0.50%)
 Eon Labs /1/                                              57,400               1,245,580
MEDICAL-HMO (1.19%)
 Aetna                                                     21,500               2,148,495
 UnitedHealth Group                                        10,700                 789,018
                                                                                2,937,513
METAL-ALUMINUM (0.81%)
 Century Aluminum /1/ /2/                                  72,520               2,010,980
MISCELLANEOUS INVESTING (2.32%)
 Archstone-Smith Trust                                     23,540                 744,805
 Capital Automotive /2/                                    68,210               2,132,927
 General Growth Properties                                 69,290               2,147,990
 Ventas                                                    28,100                 728,352
                                                                                5,754,074
MONEY CENTER BANKS (4.63%)
 Bank of America                                          128,830               5,582,204
 JP Morgan Chase                                          148,550               5,901,891
                                                                               11,484,095
MULTI-LINE INSURANCE (0.42%)
 MetLife                                                   26,660               1,030,409
MULTIMEDIA (1.89%)
 McGraw-Hill                                               16,100               1,283,009
 Time Warner /1/                                          210,280               3,393,919
                                                                                4,676,928
NETWORKING PRODUCTS (0.38%)
 Juniper Networks /1/                                      40,400                 953,440
OIL COMPANY-EXPLORATION & PRODUCTION (3.28%)
 Apache                                                    45,400               2,274,994
 Burlington Resources                                      31,700               1,293,360
 Cimarex Energy /1/                                        37,900               1,324,226
 Devon Energy                                              45,400               3,223,854
                                                                                8,116,434
OIL COMPANY-INTEGRATED (10.54%)
 ChevronTexaco                                            102,700               5,508,828
 ConocoPhillips                                            45,142               3,740,015
 Exxon Mobil                                              235,085              11,361,658
 Marathon Oil                                              59,800               2,468,544
 Occidental Petroleum                                      54,496               3,047,961
                                                                               26,127,006
OPTICAL SUPPLIES (0.72%)
 Bausch & Lomb                                             26,680               1,772,886
                                                           Shares
                                                            Held                  Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PAPER & RELATED PRODUCTS (1.81%)
                                                                             $
 Georgia-Pacific                                           50,630               1,820,148
 Louisiana-Pacific                                         38,200                 991,290
 Temple-Inland                                             25,060               1,682,779
                                                                                4,494,217
PIPELINES (1.52%)
 National Fuel Gas                                         67,200               1,903,776
 Questar                                                   40,482               1,854,885
                                                                                3,758,661
POULTRY (0.29%)
 Pilgrims Pride /2/                                        26,700                 723,036
PROPERTY & CASUALTY INSURANCE (1.37%)
 Progressive                                               31,350               2,656,913
 State Auto Financial                                      25,500                 738,225
                                                                                3,395,138
RECYCLING (0.63%)
 Metal Management /1/                                      85,450               1,553,481
REGIONAL BANKS (7.68%)
 Comerica                                                  12,400                 735,940
 Huntington Bancshares                                     84,660               2,108,881
 KeyCorp                                                   91,200               2,881,920
 PNC Financial Services Group                              23,300               1,260,530
 SunTrust Banks                                            36,820               2,592,496
 U.S. Bancorp                                              99,750               2,882,775
 Wachovia                                                  70,694               3,319,083
 Wells Fargo                                               54,620               3,256,991
                                                                               19,038,616
RETAIL-REGIONAL DEPARTMENT STORE (1.37%)
 Federated Department Stores                               19,520                 886,794
 Neiman Marcus Group                                       43,520               2,502,400
                                                                                3,389,194
RETAIL-RESTAURANTS (1.88%)
 McDonald's                                               111,940               3,137,678
 Yum! Brands                                               37,310               1,517,025
                                                                                4,654,703
STEEL PRODUCERS (1.35%)
 AK Steel Holding /1/                                     136,400               1,113,024
 Schnitzer Steel Industries /2/                            69,300               2,241,855
                                                                                3,354,879
TELEPHONE-INTEGRATED (4.44%)
 CenturyTel                                                59,700               2,044,128
 SBC Communications                                       158,030               4,100,878
 Verizon Communications                                   123,392               4,859,177
                                                                               11,004,183
TOBACCO (0.88%)
 Altria Group                                              46,474               2,186,137
TRANSPORT-AIR FREIGHT (0.95%)
 CNF                                                       57,500               2,356,925
WIRELESS EQUIPMENT (0.90%)
 Motorola                                                 123,400               2,226,136
                                   TOTAL COMMON STOCKS                        246,774,075

                                                          Principal
                                                           Amount                 Value
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.82%)
FINANCE-CONSUMER LOANS (0.82%)
 Investment in Joint Trading Account;
  Household Finance
                                                       $2,035,404            $
  1.89%; 10/01/04                                                               2,035,404
                                TOTAL COMMERCIAL PAPER                          2,035,404

                                                          Maturity
                                                           Amount                 Value
-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (1.23%)
 Goldman Sachs 1.70%; dated 09/30/04
 maturing 10/01/04 (collateralized by
 U.S. Treasuries; $3,097,746; 03/03/05 -               $3,037,143            $
  02/15/15)/3/                                                                  3,037,000
                           TOTAL REPURCHASE AGREEMENTS                          3,037,000
                                                                             ------------

                 TOTAL PORTFOLIO INVESTMENTS (101.64%)                        251,846,479
LIABILITIES, NET OF CASH AND RECEIVABLES (-1.64%)                              (4,063,367)
                            TOTAL NET ASSETS (100.00%)                       $247,783,112
                                                                             ---------------

/1 //Non-income producing security./
/2 //Security or a portion of the security was on loan at the end of the /
  /period./
/3 //Security was purchased with the cash proceeds from securities loans./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 25,512,551
Unrealized Depreciation                        (2,969,311)
                                             ------------
Net Unrealized Appreciation (Depreciation)     22,543,240
Cost for federal income tax purposes         $229,303,239

                                       48

                            SCHEDULE OF INVESTMENTS
                             EQUITY GROWTH ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                           Shares
                                                            Held                  Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (98.59%)
AIRLINES (0.68%)
                                                                              $
 Southwest Airlines                                        128,800               1,754,256
APPLICATIONS SOFTWARE (6.36%)
 Mercury Interactive /1/ /2/                                75,700               2,640,416
 Microsoft                                                 408,400              11,292,260
 Red Hat /1/                                               202,800               2,482,272
                                                                                16,414,948
BROADCASTING SERVICES & PROGRAMMING (1.29%)
 Fox Entertainment Group /1/                               120,000               3,328,800
CASINO SERVICES (2.58%)
 International Game Technology                             185,600               6,672,320
CELLULAR TELECOMMUNICATIONS (2.21%)
 Nextel Communications /1/                                 239,600               5,712,064
COMPUTER SERVICES (1.41%)
 Affiliated Computer Services /1/                           65,500               3,646,385
COMPUTERS-INTEGRATED SYSTEMS (2.86%)
 Dell /1/                                                  207,500               7,387,000
COMPUTERS-MEMORY DEVICES (0.68%)
 Veritas Software /1/                                       99,200               1,765,760
CONSULTING SERVICES (1.83%)
 Accenture /1/                                             174,500               4,720,225
CRUISE LINES (1.50%)
 Carnival                                                   81,900               3,873,051
DIVERSIFIED MANUFACTURING OPERATIONS (6.18%)
 Danaher                                                    92,500               4,743,400
 General Electric                                          334,300              11,225,794
                                                                                15,969,194
E-COMMERCE-SERVICES (3.42%)
 eBay /1/                                                   51,900               4,771,686
 InterActiveCorp /1/ /2/                                   184,100               4,053,882
                                                                                 8,825,568
ELECTRONIC COMPONENTS-SEMICONDUCTOR (4.19%)
 Intel                                                     251,600               5,047,096
 QLogic /1/                                                 45,500               1,347,255
 Xilinx                                                    164,000               4,428,000
                                                                                10,822,351
ENTERPRISE SOFTWARE & SERVICE (1.28%)
 Oracle /1/                                                292,200               3,296,016
FIDUCIARY BANKS (2.34%)
 State Street                                              141,700               6,052,007
FINANCE-CONSUMER LOANS (1.48%)
 SLM                                                        85,400               3,808,840
FINANCE-CREDIT CARD (1.52%)
 American Express                                           76,300               3,926,398
FINANCE-INVESTMENT BANKER & BROKER (4.43%)
 Citigroup                                                 187,400               8,268,088
 Morgan Stanley                                             64,300               3,169,990
                                                                                11,438,078
                                                           Shares
                                                            Held                  Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-WHOLESALE & DISTRIBUTION (1.51%)
                                                                              $
 Sysco                                                     130,400               3,901,568
INTERNET BROKERS (1.87%)
 Ameritrade Holding /1/                                    401,800               4,825,618
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.77%)
 Franklin Resources                                         35,700               1,990,632
MEDICAL INSTRUMENTS (2.56%)
 Boston Scientific /1/                                      82,300               3,269,779
 Medtronic                                                  64,400               3,342,360
                                                                                 6,612,139
MEDICAL-BIOMEDICAL/GENE (2.73%)
 Amgen /1/                                                  74,700               4,233,996
 Biogen Idec /1/                                            46,200               2,826,054
                                                                                 7,060,050
MEDICAL-DRUGS (3.63%)
 Forest Laboratories /1/                                   112,400               5,055,752
 Pfizer                                                    141,100               4,317,660
                                                                                 9,373,412
MEDICAL-HMO (5.74%)
 Anthem /1/                                                 71,500               6,238,375
 UnitedHealth Group                                        116,400               8,583,336
                                                                                14,821,711
MOTORCYCLE & MOTOR SCOOTER (0.99%)
 Harley-Davidson                                            42,800               2,544,032
MULTI-LINE INSURANCE (2.00%)
 American International Group                               75,800               5,153,642
MULTIMEDIA (1.41%)
 E.W. Scripps                                               76,000               3,631,280
NETWORKING PRODUCTS (3.66%)
 Cisco Systems /1/                                         255,500               4,624,550
 Juniper Networks /1/                                      204,700               4,830,920
                                                                                 9,455,470
OIL & GAS DRILLING (2.32%)
 Transocean Sedco Forex /1/                                167,600               5,996,728
OIL-FIELD SERVICES (1.00%)
 Schlumberger                                               38,500               2,591,435
RETAIL-BUILDING PRODUCTS (1.65%)
 Home Depot                                                108,900               4,268,880
RETAIL-CONSUMER ELECTRONICS (1.36%)
 Best Buy                                                   64,600               3,503,904
RETAIL-DISCOUNT (3.53%)
 Target                                                     87,300               3,950,325
 Wal-Mart Stores                                            96,900               5,155,080
                                                                                 9,105,405
RETAIL-DRUG STORE (1.34%)
 Walgreen                                                   96,600               3,461,178
SATELLITE TELECOM (2.02%)
 EchoStar Communications /1/                               167,200               5,203,264
                                                           Shares
                                                            Held                  Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SCHOOLS (1.55%)
                                                                              $
 Apollo Group /1/                                           54,500               3,998,665
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.22%)
 Analog Devices                                             81,800               3,172,204
 Maxim Integrated Products                                  60,800               2,571,232
                                                                                 5,743,436
SEMICONDUCTOR EQUIPMENT (0.84%)
 Applied Materials /1/                                     132,300               2,181,627
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (1.17%)
 Corning /1/                                               273,000               3,024,840
THERAPEUTICS (2.27%)
 Gilead Sciences /1/                                       156,800               5,861,184
TRANSPORT-SERVICES (1.83%)
 United Parcel Service                                      62,200               4,722,224
WEB PORTALS (2.38%)
 Google /1/ /2/                                             16,600               2,151,360
 Yahoo /1/                                                 118,100               4,004,771
                                                                                 6,156,131
                                 TOTAL COMMON STOCKS                           254,601,716

                                                           Maturity
                                                            Amount               Value
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (2.41%)
 Deutsche Bank Securities; 1.87%; dated
  09/30/04 maturing 10/01/04 (collateralized
  by FHLB; $6,347,601; 06/18/14) /3/                    $6,223,461            $  6,223,138
                         TOTAL REPURCHASE AGREEMENTS                             6,223,138
                                                                              ------------

               TOTAL PORTFOLIO INVESTMENTS (101.00%)                           260,824,854
LIABILITIES, NET OF CASH AND RECEIVABLES (-1.00%)                               (2,581,975)
                          TOTAL NET ASSETS (100.00%)                          $258,242,879
                                                                              ---------------

/1 //Non-income producing security./
/2 //Security or a portion of the security was on loan at the end of the /
  /period./
/3 //Security was purchased with the cash proceeds from securities loans./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 21,278,966
Unrealized Depreciation                        (9,691,897)
                                             ------------
Net Unrealized Appreciation (Depreciation)     11,587,069
Cost for federal income tax purposes         $249,237,785

                            SCHEDULE OF INVESTMENTS
                             EQUITY INCOME ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                            Shares
                                                             Held                 Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (68.87%)
AEROSPACE & DEFENSE (1.30%)
                                                                              $
 Northrop Grumman                                            9,400                501,302
AEROSPACE & DEFENSE EQUIPMENT (0.67%)
 Goodrich                                                    8,200                257,152
APPLIANCES (1.15%)
 Whirlpool                                                   7,330                440,460
AUTO-CARS & LIGHT TRUCKS (0.96%)
 Ford Motor                                                 26,380                370,639
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.17%)
 Dana                                                       25,520                451,449
BEVERAGES-NON-ALCOHOLIC (0.50%)
 Coca-Cola                                                   4,810                192,641
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.76%)
 Masco                                                       8,450                291,778
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.88%)
 RMC Group /1/                                              22,100                339,924
CASINO HOTELS (0.99%)
 Harrah's Entertainment                                      7,200                381,456
CELLULAR TELECOMMUNICATIONS (0.48%)
 Cosmote Mobile Communications                              11,100                183,081
COATINGS & PAINT (0.79%)
 RPM                                                        17,320                305,698
COMMERCIAL BANKS (1.44%)
 Banco Santander Central Hispano                            35,600                347,532
 Nordea                                                     25,190                205,874
                                                                                  553,406
COMMERCIAL SERVICE-FINANCE (1.57%)
 Deluxe                                                     14,700                602,994
DIVERSIFIED MANUFACTURING OPERATIONS (0.69%)
 Eaton                                                       4,190                265,688
ELECTRIC-INTEGRATED (2.82%)
 Constellation Energy Group                                 12,140                483,657
 Exelon                                                      9,710                356,260
 PPL                                                         5,220                246,280
                                                                                1,086,197
ELECTRONIC PARTS DISTRIBUTION (0.60%)
 Electrocomponents /1/                                      40,800                229,425
ENGINES-INTERNAL COMBUSTION (0.82%)
 Cummins Engine                                              4,250                314,032
FINANCE-CREDIT CARD (0.62%)
 MBNA                                                        9,470                238,644
FINANCE-INVESTMENT BANKER & BROKER (0.63%)
 Goldman Sachs Group                                         2,610                243,356
FINANCE-MORTGAGE LOAN/BANKER (3.02%)
 American Home Mortgage Investment                          34,240                957,008
                                                           Shares
                                                            Held                  Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
                                                                              $
 Charter Mac                                                 9,280                204,067
                                                                                1,161,075
FOOD-MISCELLANEOUS/DIVERSIFIED (0.67%)
 Sara Lee                                                   11,200                256,032
FOOD-WHOLESALE & DISTRIBUTION (0.64%)
 Kesko /1/                                                  11,300                247,290
GAS-DISTRIBUTION (1.26%)
 Sempra Energy                                              13,360                483,498
MACHINERY-CONSTRUCTION & MINING (0.61%)
 Caterpillar                                                 2,910                234,109
MACHINERY-FARM (0.63%)
 Deere                                                       3,750                242,062
MEDICAL-DRUGS (0.74%)
 Orion OYJ                                                  20,760                283,623
MEDICAL-HOSPITALS (0.59%)
 Parkway Holdings /1/                                      286,000                225,933
MISCELLANEOUS INVESTING (13.21%)
 AMB Property                                                2,900                107,358
 Arden Realty                                                6,500                211,770
 BioMed Realty Trust                                         5,431                 95,531
 Boston Properties                                           4,900                271,411
 CBL & Associates Properties                                 3,600                219,420
 Developers Diversified Realty                               5,600                219,240
 Equity Office Properties Trust                              3,900                106,275
 Equity Residential Properties Trust                         3,200                 99,200
 Extra Space Storage                                         6,291                 80,210
 Health Care                                                 4,000                140,800
 Health Care Property Investors                              5,100                132,600
 Healthcare Realty Trust                                     3,500                136,640
 Hospitality Properties Trust                                5,000                212,450
 iStar Financial                                            25,460              1,049,716
 Kimco Realty                                                4,200                215,460
 Lexington Corporate Properties Trust                       12,400                269,204
 Mack-Cali Realty                                            2,400                106,320
 Mid-America Apartment Communities                           8,100                315,495
 Mills                                                       2,100                108,927
 Simon Property Group                                        3,900                209,157
 Sovran Self Storage                                         2,700                105,786
 Summit Properties                                          12,700                343,535
 Tanger Factory Outlet Centers                               7,200                322,416
                                                                                5,078,921
MONEY CENTER BANKS (2.25%)
 Bank of America                                            13,940                604,020
 JP Morgan Chase                                             6,620                263,013
                                                                                  867,033
OFFICE SUPPLIES & FORMS (0.56%)
 Ennis Business Forms                                       10,037                214,993
OIL COMPANY-EXPLORATION & PRODUCTION (3.05%)
 Enerplus Resources Fund                                    27,690                900,479
                                                           Shares
                                                            Held                  Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
                                                                              $
 Kerr-McGee                                                  4,760                272,510
                                                                                1,172,989
OIL COMPANY-INTEGRATED (4.41%)
 ChevronTexaco                                               7,480                401,227
 ENI                                                        19,070                427,276
 Marathon Oil                                               10,050                414,864
 Occidental Petroleum                                        5,050                282,447
 Shell Transport & Trading                                  23,380                171,662
                                                                                1,697,476
OIL REFINING & MARKETING (0.61%)
 Sunoco                                                      3,180                235,256
PAPER & RELATED PRODUCTS (1.20%)
 MeadWestvaco                                                6,620                211,178
 Weyerhaeuser                                                3,740                248,635
                                                                                  459,813
PIPELINES (0.64%)
 National Fuel Gas                                           8,720                247,038
PROPERTY & CASUALTY INSURANCE (1.29%)
 Admiral Group /1/                                          27,253                141,906
 Chubb                                                       5,050                354,914
                                                                                  496,820
REAL ESTATE MANAGEMENT & SERVICES (2.26%)
 Castellum                                                  10,690                309,825
 Corio                                                      11,700                561,058
                                                                                  870,883
REAL ESTATE OPERATOR & DEVELOPER (1.04%)
 Land Securities Group                                      18,790                399,177
REGIONAL BANKS (2.73%)
 Comerica                                                    7,630                452,840
 KeyCorp                                                     6,120                193,392
 PNC Financial Services Group                                7,470                404,127
                                                                                1,050,359
SEMICONDUCTOR EQUIPMENT (0.71%)
 ASM Pacific Technology /1/                                 83,000                271,946
TELEPHONE-INTEGRATED (3.74%)
 Citizens Communications /1/                                19,050                255,079
 SBC Communications                                          9,570                248,342
 Sprint                                                     12,830                258,268
 TDC                                                         6,570                232,465
 Verizon Communications                                     11,274                443,970
                                                                                1,438,124
TOBACCO (2.56%)
 Altria Group                                                8,840                415,833
 Imperial Tobacco Group                                      7,620                166,017
 Reynolds American                                           5,900                401,436
                                                                                  983,286
TRANSPORT-MARINE (1.61%)
 Frontline /1/                                               5,950                278,872
                                                           Shares
                                                            Held                  Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-MARINE (CONTINUED)
                                                                              $
 Orient Overseas International /1/                          85,000                340,085
                                                                                  618,957
                                 TOTAL COMMON STOCKS                           26,486,015

                                                           Shares
                                                            Held                  Value
-------------------------------------------------------------------------------------------------
PREFERRED STOCKS (16.80%)
CELLULAR TELECOMMUNICATIONS (1.17%)
 U.S. Cellular 8.75%                                        16,000                448,160
COMMERCIAL BANKS (2.78%)
 CoBank /2/                                                 19,600              1,070,199
ELECTRIC-INTEGRATED (3.39%)
 Consolidated Edison 7.50%                                   3,044                 80,757
 DTE Energy Trust I                                          3,360                 89,275
 Energy East Capital Trust I                                 7,315                195,237
 Entergy Louisiana                                          14,720                393,319
 OGE Energy Capital Trust I                                  6,774                172,737
 Public Service Enterprise Group                             6,340                371,207
                                                                                1,302,532
FINANCE-INVESTMENT BANKER & BROKER (0.52%)
 St. Paul Capital Trust I                                    7,700                200,893
FOOD-DAIRY PRODUCTS (1.75%)
 Dairy Farmers of America /2/                                6,500                674,375
GAS-DISTRIBUTION (1.93%)
 AGL Capital Trust II                                        8,915                236,872
 KeySpan                                                     9,500                503,500
                                                                                  740,372
MISCELLANEOUS INVESTING (0.89%)
 HRPT Properties Trust  Series B                            12,600                343,602
MONEY CENTER BANKS (0.47%)
 ABN AMRO Capital Funding Trust V                            7,700                182,028
OIL COMPANY-INTEGRATED (0.46%)
 Unocal Capital Trust                                        3,436                177,383
PIPELINES (0.79%)
 TransCanada PipeLines                                      11,743                303,557
TELECOMMUNICATION SERVICES (0.67%)
 Citizens Utilities Trust                                    4,460                256,450
TELEPHONE-INTEGRATED (1.98%)
 ALLTEL                                                     12,700                657,352
 Telephone & Data Systems                                    3,900                102,687
                                                                                  760,039
                               TOTAL PREFERRED STOCKS                           6,459,590

                                                           Principal
                                                            Amount                Value
-------------------------------------------------------------------------------------------------
BONDS (7.45%)
CELLULAR TELECOMMUNICATIONS (0.62%)
 Nextel Communications
                                                         $                    $
  5.25%; 01/15/10                                          240,000                239,100
ELECTRIC-INTEGRATED (2.14%)
 Georgia Power Capital Trust VI
  4.88%; 11/01/42                                          800,000                824,202
OIL COMPANY-INTEGRATED (1.55%)
 Phillips 66 Capital Trust II
  8.00%; 01/15/37                                          525,000                596,158
PIPELINES (3.14%)
 KN Capital Trust III
  7.63%; 04/15/28                                        1,100,000              1,207,625
                                         TOTAL BONDS                            2,867,085

                                                           Principal
                                                            Amount                Value
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.76%)
FINANCE-MORTGAGE LOAN/BANKER (4.76%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
  1.57%; 10/01/04                                        1,830,794              1,830,795
                              TOTAL COMMERCIAL PAPER                            1,830,795
                                                                              -----------

                 TOTAL PORTFOLIO INVESTMENTS (97.88%)                          37,643,485
CASH AND RECEIVABLES, NET OF LIABILITIES (2.12%)                                  813,893
                           TOTAL NET ASSETS (100.00%)                         $38,457,378
                                                                              -------------

/1 //Non-income producing security./
/2// Security exempt from registration under Rule 144A of the Securities / /Act of 1933. These securities may be resold in transactions exempt / /from registration, normally to qualified institutional buyers. At the end / /of the period, the value of these securities totaled $674,375 or 1.75% / /of net assets./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 2,313,945
Unrealized Depreciation                         (450,087)
                                             -----------
Net Unrealized Appreciation (Depreciation)     1,863,858
Cost for federal income tax purposes         $35,779,627

                            SCHEDULE OF INVESTMENTS
                              EQUITY VALUE ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  Shares
                                                   Held               Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (97.56%)
AEROSPACE & DEFENSE (0.71%)
                                                                 $
 Boeing                                           280                14,454
APPAREL MANUFACTURERS (1.26%)
 Liz Claiborne                                    350                13,202
 VF                                               250                12,362
                                                                     25,564
APPLIANCES (0.47%)
 Whirlpool                                        160                 9,614
APPLICATIONS SOFTWARE (1.27%)
 Microsoft                                        930                25,714
ATHLETIC FOOTWEAR (0.42%)
 Reebok International                             230                 8,446
AUTO-CARS & LIGHT TRUCKS (1.11%)
 General Motors                                   260                11,045
 Toyota Motor                                     150                11,457
                                                                     22,502
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.59%)
 Lear                                             220                11,979
BEVERAGES-NON-ALCOHOLIC (1.18%)
 Coca-Cola                                        270                10,813
 Pepsi Bottling Group                             480                13,032
                                                                     23,845
BREWERY (0.50%)
 Adolph Coors                                     150                10,188
CASINO HOTELS (0.63%)
 Harrah's Entertainment                           240                12,715
CELLULAR TELECOMMUNICATIONS (0.65%)
 Vodafone Group                                   550                13,261
CHEMICALS-DIVERSIFIED (1.18%)
 PPG Industries                                   390                23,899
COMPUTER SERVICES (1.51%)
 Computer Sciences /1/                            390                18,369
 Electronic Data Systems                          630                12,216
                                                                     30,585
COMPUTERS (2.78%)
 Hewlett-Packard                                2,090                39,187
 International Business Machines                  200                17,148
                                                                     56,335
DATA PROCESSING & MANAGEMENT (0.64%)
 Fiserv /1/                                       370                12,898
DIVERSIFIED MANUFACTURING OPERATIONS (2.11%)
 General Electric                                 700                23,506
 Tyco International                               630                19,316
                                                                     42,822
ELECTRIC-INTEGRATED (3.14%)
 Exelon                                           790                28,985
 NiSource                                         590                12,396
                                                  Shares
                                                   Held               Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                 $
 PPL                                              470                22,175
                                                                     63,556
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.50%)
 Intel                                            510                10,231
ENTERPRISE SOFTWARE & SERVICE (0.53%)
 Computer Associates International                410                10,783
FINANCE-INVESTMENT BANKER & BROKER (7.59%)
 Citigroup                                      2,070                91,329
 Merrill Lynch                                    620                30,826
 Morgan Stanley                                   640                31,552
                                                                    153,707
FINANCE-MORTGAGE LOAN/BANKER (3.77%)
 Federal Home Loan Mortgage                     1,170                76,331
FINANCIAL GUARANTEE INSURANCE (0.62%)
 MGIC Investment                                  190                12,645
FOOD-MISCELLANEOUS/DIVERSIFIED (2.26%)
 H.J. Heinz                                       450                16,209
 Sara Lee                                         590                13,487
 Unilever                                         280                16,184
                                                                     45,880
FOOD-RETAIL (0.70%)
 Kroger /1/                                       920                14,278
HOME DECORATION PRODUCTS (0.70%)
 Newell Rubbermaid                                710                14,228
INSTRUMENTS-CONTROLS (0.67%)
 Parker Hannifin                                  230                13,538
INSURANCE BROKERS (0.88%)
 Marsh & McLennan                                 390                17,846
LIFE & HEALTH INSURANCE (0.81%)
 Torchmark                                        310                16,486
MACHINERY-GENERAL INDUSTRY (1.63%)
 Dover                                            340                13,216
 Ingersoll-Rand                                   290                19,711
                                                                     32,927
MEDICAL PRODUCTS (2.40%)
 Baxter International                             570                18,331
 Becton Dickinson                                 160                 8,272
 Johnson & Johnson                                390                21,969
                                                                     48,572
MEDICAL-DRUGS (2.74%)
 Abbott Laboratories                              570                24,145
 Bristol-Myers Squibb                             730                17,279
 Merck                                            430                14,190
                                                                     55,614
MEDICAL-HOSPITALS (0.66%)
 HCA                                              350                13,353
                                                  Shares
                                                   Held               Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.66%)
                                                                 $
 AmerisourceBergen                                250                13,428
METAL-ALUMINUM (0.93%)
 Alcoa                                            560                18,810
MONEY CENTER BANKS (3.79%)
 Bank of America                                1,770                76,694
MULTI-LINE INSURANCE (5.36%)
 Allstate                                         590                28,314
 American International Group                     330                22,437
 Cigna                                            190                13,230
 Hartford Financial Services Group                370                22,914
 Loews                                            370                21,645
                                                                    108,540
MULTIMEDIA (2.60%)
 Gannett                                          250                20,940
 Time Warner /1/                                1,650                26,631
 Viacom                                           150                 5,034
                                                                     52,605
NON-HAZARDOUS WASTE DISPOSAL (0.69%)
 Waste Management                                 510                13,943
OIL COMPANY-INTEGRATED (10.15%)
 ChevronTexaco                                    680                36,475
 ConocoPhillips                                   360                29,826
 Exxon Mobil                                    1,750                84,578
 Royal Dutch Petroleum                          1,060                54,696
                                                                    205,575
PAPER & RELATED PRODUCTS (1.21%)
 Weyerhaeuser                                     370                24,598
PRINTING-COMMERCIAL (0.65%)
 R.R. Donnelley & Sons                            420                13,154
PUBLICLY TRADED INVESTMENT FUND (2.32%)
 Standard & Poor's 500 Depository
  Receipts                                        420                46,948
REGIONAL BANKS (8.36%)
 KeyCorp                                          510                16,116
 National City                                    600                23,172
 PNC Financial Services Group                     430                23,263
 U.S. Bancorp                                     970                28,033
 Wachovia                                         610                28,640
 Wells Fargo                                      840                50,089
                                                                    169,313
RETAIL-APPAREL & SHOE (0.62%)
 Limited                                          560                12,482
RETAIL-DRUG STORE (0.67%)
 CVS                                              320                13,482
RETAIL-MAJOR DEPARTMENT STORE (1.70%)
 May Department Stores                            880                22,554
 Sears Roebuck                                    300                11,955
                                                                     34,509
                                                 Shares
                                                  Held               Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (1.44%)
                                                                 $
 McDonald's                                     1,040                29,151
RETAIL-VIDEO RENTAL (0.19%)
 Blockbuster                                      510                 3,871
SAVINGS & LOANS-THRIFTS (1.33%)
 Washington Mutual                                690                26,965
STEEL PRODUCERS (0.77%)
 Nucor                                            170                15,533
TELEPHONE-INTEGRATED (5.37%)
 ALLTEL                                           310                17,022
 AT&T                                             620                 8,878
 BellSouth                                        810                21,967
 SBC Communications                             1,060                27,507
 Sprint                                           960                19,325
 Verizon Communications                           360                14,177
                                                                    108,876
TOBACCO (1.35%)
 Altria Group                                     580                27,283
TOOLS-HAND HELD (0.79%)
 Black & Decker                                   140                10,842
 Snap-On                                          190                 5,236
                                                                     16,078
                          TOTAL COMMON STOCKS                     1,976,634
                                                                 ----------

         TOTAL PORTFOLIO INVESTMENTS (97.56%)                     1,976,634
CASH AND RECEIVABLES, NET OF LIABILITIES (2.44%)                     49,335
                   TOTAL NET ASSETS (100.00%)                    $2,025,969
                                                                 ------------

/1/  Non-income producing security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                                         $47,350
Unrealized Depreciation                                         (25,636)
                                                             ------------
Net Unrealized Appreciation (Depreciation)                       21,714
Cost for federal income tax purposes                         $1,954,920

                            SCHEDULE OF INVESTMENTS
                         GOVERNMENT SECURITIES ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                     Principal
                                                       Amount                  Value
-----------------------------------------------------------------------------------------------
BONDS (29.22%)
ELECTRIC-INTEGRATED (1.90%)
 Tennessee Valley Authority
                                                     $                     $
  4.88%; 12/15/16                                     2,000,000               2,119,668
  5.38%; 11/13/08                                     4,000,000               4,281,192
                                                                              6,400,860
FEDERAL & FEDERALLY SPONSORED CREDIT (8.49%)
 Federal Farm Credit Bank
  2.70%; 11/24/06                                     3,000,000               2,983,614
  3.00%; 12/15/06                                     3,000,000               2,998,800
  3.38%; 06/12/08                                     4,000,000               3,990,956
  3.50%; 04/15/09                                     3,128,000               3,103,101
  4.48%; 08/24/12                                     6,000,000               6,037,140
  5.05%; 12/27/12                                     3,000,000               3,040,068
  7.25%; 06/12/07                                     3,000,000               3,318,192
 Housing Urban Development
  6.07%; 08/01/21                                     3,000,000               3,115,617
                                                                             28,587,488
FINANCE-MORTGAGE LOAN/BANKER (16.69%)
 Federal Home Loan Bank System
  1.88%; 06/15/06                                     4,000,000               3,947,732
  2.25%; 05/15/06                                     3,000,000               2,981,481
  2.45%; 03/23/07                                     2,000,000               1,972,434
  2.63%; 05/15/07                                     4,000,000               3,954,328
  3.05%; 11/27/06                                     3,000,000               3,007,800
  3.38%; 02/15/08                                     6,000,000               6,004,068
  4.88%; 11/15/06                                     2,000,000               2,080,570
  4.88%; 05/15/07                                     3,000,000               3,134,493
  5.13%; 03/06/06                                     3,000,000               3,108,081
  5.25%; 08/15/06                                     4,000,000               4,176,932
  5.38%; 02/15/06                                     3,000,000               3,113,226
  5.80%; 09/02/08                                     2,000,000               2,164,228
  6.50%; 11/15/06                                     2,000,000               2,146,546
  7.00%; 02/15/08                                     2,000,000               2,236,078
 Federal Home Loan Mortgage
  4.50%; 01/15/13                                     1,200,000               1,205,618
  4.63%; 05/28/13                                     3,000,000               2,979,930
 Federal National Mortgage Association
  2.63%; 11/15/06                                     4,000,000               3,981,540
  4.19%; 02/17/09 /1/                                 4,000,000               4,018,720
                                                                             56,213,805
FINANCE-OTHER SERVICES (2.14%)
 Private Export Funding
  3.38%; 02/15/09                                     3,000,000               2,970,036
  5.34%; 03/15/06                                     2,000,000               2,077,576
  5.69%; 05/15/12                                     2,000,000               2,169,222
                                                                              7,216,834
                                   TOTAL BONDS                               98,418,987

                                                     Principal
                                                       Amount                  Value
-----------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
CERTIFICATES (30.65%)
                                                     $                     $
3.50%; 09/15/07                                       5,000,000               5,052,200
                                                     Principal
                                                       Amount                  Value
-----------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
                                                     $                     $
4.00%; 07/01/10                                       2,551,101               2,552,853
4.50%; 02/01/10                                       1,211,505               1,228,267
4.50%; 06/01/18                                       4,551,045               4,546,808
4.60%; 10/01/33 /1/                                   3,694,711               3,672,624
5.00%; 04/01/18                                       7,021,826               7,146,716
5.00%; 05/01/18                                       4,045,994               4,117,956
5.00%; 12/01/32                                       2,330,281               2,316,700
5.00%; 03/01/33                                       4,163,680               4,139,414
5.00%; 03/01/33                                      14,924,609              14,825,450
5.00%; 06/01/33                                       9,075,370               9,015,073
5.00%; 06/01/34                                         842,172                 834,894
5.00%; 09/01/34                                       9,157,828               9,078,686
5.50%; 08/01/17                                         766,433                 793,420
5.50%; 09/01/17                                       1,415,012               1,464,836
5.50%; 02/01/18                                         609,920                 631,396
5.50%; 02/01/24                                         223,796                 228,088
5.50%; 03/01/24                                          56,030                  56,956
5.50%; 03/01/33                                       4,493,626               4,564,993
5.50%; 10/01/34 /2/                                   6,100,000               6,181,972
6.00%; 01/01/09                                         300,043                 315,323
6.00%; 01/01/09                                         127,701                 134,200
6.00%; 02/01/09                                          67,022                  70,338
6.00%; 06/01/09                                         304,949                 313,551
6.00%; 07/01/09                                         393,802                 413,794
6.00%; 10/01/16                                         422,013                 442,577
6.00%; 11/01/16                                         637,991                 669,080
6.00%; 12/01/16                                         348,589                 365,576
6.00%; 05/01/17                                         937,971                 983,610
6.00%; 08/01/17                                         533,566                 559,528
6.00%; 12/01/23                                         135,503                 140,855
6.00%; 08/01/25                                         201,466                 209,171
6.00%; 01/01/26                                          66,487                  69,030
6.00%; 12/01/31                                         541,930                 560,762
6.00%; 01/01/33                                       2,692,520               2,785,019
6.50%; 07/01/16                                         377,724                 399,835
6.50%; 05/01/17                                         705,380                 746,671
6.50%; 05/01/17                                         284,036                 300,646
6.50%; 06/01/18                                         105,591                 111,417
6.50%; 04/01/24                                          97,507                 102,811
6.50%; 07/01/24                                          42,474                  44,784
6.50%; 04/01/26                                          82,582                  86,987
6.50%; 05/01/26                                          80,122                  84,420
6.50%; 05/01/26                                          95,249                 100,330
6.50%; 12/01/27                                          64,171                  67,537
6.50%; 01/01/28                                          66,601                  70,094
6.50%; 03/01/28                                          74,518                  78,369
6.50%; 09/01/28                                          78,807                  82,881
6.50%; 09/01/28                                         147,162                 154,768
6.50%; 10/01/28                                         422,186                 444,007
6.50%; 11/01/28                                         105,698                 111,161
6.50%; 12/01/28                                         214,676                 225,772
6.50%; 07/01/31                                         388,558                 407,926
6.50%; 08/01/31                                         192,268                 201,852
6.50%; 10/01/31                                         134,609                 141,319
6.50%; 12/01/31                                         497,450                 522,247
6.50%; 02/01/32                                         501,963                 526,984
                                                     Principal
                                                       Amount                  Value
-----------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
                                                     $                     $
6.50%; 05/01/32                                       1,032,352               1,083,828
6.50%; 08/01/32                                         935,795                 982,457
6.50%; 08/01/32                                       3,241,798               3,403,444
7.00%; 09/01/23                                         114,500                 122,353
7.00%; 12/01/23                                          71,581                  76,484
7.00%; 01/01/24                                          62,579                  66,786
7.00%; 09/01/27                                          94,735                 100,757
7.00%; 02/01/28                                          33,821                  35,971
7.00%; 04/01/28                                         407,964                 433,641
7.00%; 05/01/28                                          62,454                  66,385
7.00%; 08/01/28                                         189,658                 201,595
7.00%; 10/01/31                                         271,059                 287,691
7.50%; 10/01/30                                         276,582                 296,857
7.50%; 02/01/31                                         211,886                 227,418
7.50%; 02/01/31                                          54,207                  58,181
8.00%; 10/01/30                                         284,557                 309,456
                        TOTAL FHLMC CERTIFICATES                            103,247,838

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
CERTIFICATES (30.62%)
4.00%; 09/01/18                                       9,070,299               8,861,455
4.07%; 07/01/33 /1/                                  19,272,388              19,493,308
4.50%; 08/01/09                                         876,478                 887,961
4.50%; 07/01/10                                       2,930,832               2,971,380
4.73%; 12/01/33 /1/                                   3,249,801               3,278,113
5.00%; 01/01/18                                       3,457,722               3,522,710
5.00%; 10/01/33 /1/                                   2,876,360               2,918,939
5.20%; 12/01/33 /1/                                   2,531,136               2,571,495
5.50%; 08/01/17                                       1,136,516               1,177,184
5.50%; 01/01/18                                       2,457,695               2,545,638
5.50%; 10/01/19 /2/                                   4,000,000               4,132,500
5.50%; 05/01/24                                         547,416                 556,706
5.50%; 09/01/33                                      13,754,441              13,966,713
5.50%; 06/01/34                                       6,925,613               7,025,917
6.00%; 02/01/09                                         300,469                 315,677
6.00%; 08/01/16                                         827,943                 868,747
6.00%; 06/01/22                                         622,215                 648,764
6.00%; 11/01/23                                          88,686                  92,355
6.00%; 03/01/26                                          69,248                  71,968
6.00%; 11/01/28                                         322,656                 334,870
6.00%; 12/01/31                                         521,237                 540,290
6.00%; 11/01/32                                       2,717,938               2,817,287
6.00%; 01/01/33                                       1,676,256               1,737,005
6.00%; 03/01/33                                         986,494               1,022,245
6.00%; 11/01/34 /2/                                  10,200,000              10,509,182
6.50%; 06/01/16                                         556,227                 589,244
6.50%; 08/01/17                                       1,119,342               1,185,747
6.50%; 11/01/23                                         117,455                 123,957
6.50%; 05/01/24                                         163,771                 172,636
                                                     Principal
                                                       Amount                  Value
-----------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
                                                     $                     $
6.50%; 07/01/25                                          20,757                  21,867
6.50%; 08/01/25                                         174,912                 185,656
6.50%; 02/01/26                                          50,922                  53,625
6.50%; 03/01/26                                          53,702                  56,552
6.50%; 05/01/26                                          78,288                  82,443
6.50%; 06/01/26                                          49,912                  52,561
6.50%; 07/01/28                                          37,407                  39,331
6.50%; 09/01/28                                          89,429                  94,029
6.50%; 04/01/29                                         190,113                 199,790
6.50%; 09/01/31                                         800,072                 839,795
6.50%; 02/01/32                                         671,005                 704,332
6.50%; 06/01/32                                       2,452,832               2,574,656
7.00%; 01/01/27                                          40,808                  43,437
7.00%; 02/01/27                                          42,413                  45,097
7.00%; 11/01/27                                          30,922                  32,879
7.00%; 10/01/29                                         401,815                 426,750
7.00%; 06/01/30                                         231,344                 245,536
7.00%; 05/01/31                                         379,121                 402,290
7.00%; 02/01/32                                         567,254                 601,755
7.00%; 04/01/32                                         754,948                 800,864
7.50%; 04/01/22 /1/                                      22,737                  24,506
7.50%; 04/01/22 /1/                                      32,890                  35,449
7.50%; 07/01/27                                          48,421                  51,977
7.50%; 05/01/31                                         489,970                 525,152
8.00%; 06/01/30                                          39,767                  43,264
                         TOTAL FNMA CERTIFICATES                            103,123,586

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
CERTIFICATES (7.83%)
5.50%; 04/15/33                                       1,378,003               1,404,796
5.50%; 04/15/33                                       2,663,424               2,716,701
5.50%; 06/15/33                                       9,680,191               9,868,403
5.50%; 06/15/33                                       2,025,429               2,064,809
6.00%; 05/20/24                                         323,400                 337,138
6.00%; 06/20/24                                         427,977                 446,158
6.00%; 06/20/24                                         113,125                 117,931
6.00%; 11/20/25                                          96,051                 100,040
6.00%; 02/20/26                                          68,150                  70,895
6.00%; 04/20/26                                         118,339                 123,105
6.00%; 05/20/26                                          73,782                  76,754
6.00%; 06/20/26                                          93,822                  97,600
6.00%; 06/20/26                                          63,441                  65,996
6.00%; 07/20/26                                          58,956                  61,330
6.00%; 09/20/26                                         111,084                 115,508
6.00%; 03/20/27                                         216,450                 225,069
6.00%; 01/20/28                                         183,373                 190,563
6.00%; 03/20/28                                          57,093                  59,332
6.00%; 06/20/28                                         302,721                 314,591
6.00%; 07/20/28                                         191,981                 199,509
6.00%; 03/20/29                                         365,551                 379,891
6.00%; 07/20/29                                         419,386                 435,486
6.50%; 12/20/25                                         103,164                 109,166
6.50%; 01/20/26                                         167,700                 177,396
                                                     Principal
                                                       Amount                  Value
-----------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(CONTINUED)
                                                     $                     $
6.50%; 02/20/26                                         179,587                 189,970
6.50%; 05/15/26                                         117,460                 124,473
6.50%; 08/15/28                                         315,911                 334,314
6.50%; 06/15/31                                         181,823                 192,087
6.50%; 07/15/31                                       1,930,221               2,038,902
7.00%; 01/15/24                                          19,532                  20,925
7.00%; 02/15/27                                         236,331                 252,634
7.00%; 12/15/27                                          98,126                 104,895
7.00%; 03/15/28                                         504,534                 538,809
7.00%; 05/15/28                                         222,814                 237,950
7.00%; 05/15/31                                         180,882                 193,074
7.00%; 09/15/31                                         689,029                 735,117
7.00%; 06/15/32                                       1,136,129               1,211,834
7.50%; 10/15/30                                         279,213                 300,854
7.50%; 08/15/31                                         139,021                 149,737
                         TOTAL GNMA CERTIFICATES                             26,383,742

                                                     Principal
                                                       Amount                  Value
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (7.26%)
FINANCE-MORTGAGE LOAN/BANKER (7.26%)
 Federal Home Loan Mortgage
                                                     $                     $
  1.53%; 11/08/04                                    10,000,000               9,983,850
 Federal National Mortgage Association
  1.68%; 10/15/04                                     6,000,000               5,996,080
  1.79%; 11/19/04                                     4,000,000               3,990,254
 Investment in Joint Trading Account; Federal
  Home Loan Bank
  1.57%; 10/01/04                                     4,472,584               4,472,584
                                                                             24,442,768
                         TOTAL COMMERCIAL PAPER                              24,442,768
                                                                           ------------

            TOTAL PORTFOLIO INVESTMENTS (105.58%)                           355,616,921
LIABILITIES, NET OF CASH AND RECEIVABLES (-5.58%)                           (18,792,093)
                       TOTAL NET ASSETS (100.00%)                          $336,824,828
                                                                           ---------------

/1 //Variable rate./
/2 //Security or a portion of the security was purchased in a "to-be-/
  /announced" ("TBA") transaction. See Notes to Financial Statements./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  4,638,054
Unrealized Depreciation                        (1,495,206)
                                             ------------
Net Unrealized Appreciation (Depreciation)      3,142,848
Cost for federal income tax purposes         $352,474,073

                            SCHEDULE OF INVESTMENTS
                                 GROWTH ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                             Shares
                                                              Held                   Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (98.50%)
AEROSPACE & DEFENSE EQUIPMENT (1.55%)
                                                                               $
 United Technologies                                         21,220               1,981,524
APPAREL MANUFACTURERS (1.81%)
 Coach /1/                                                   54,530               2,313,162
APPLICATIONS SOFTWARE (5.22%)
 Microsoft                                                  240,940               6,661,991
ATHLETIC FOOTWEAR (0.60%)
 Nike                                                         9,750                 768,300
BEVERAGES-NON-ALCOHOLIC (1.95%)
 Pepsico                                                     51,110               2,486,501
BREWERY (0.88%)
 Anheuser-Busch                                              22,620               1,129,869
BUILDING-MAINTENANCE & SERVICE (1.24%)
 Ecolab                                                      50,420               1,585,205
CASINO SERVICES (1.19%)
 International Game Technology                               42,360               1,522,842
COMMERCIAL SERVICE-FINANCE (2.55%)
 Moody's /2/                                                 22,888               1,676,546
 Paychex                                                     52,380               1,579,257
                                                                                  3,255,803
COMPUTER SERVICES (0.67%)
 Cognizant Technology Solutions /1/                          27,880                 850,619
COMPUTERS-INTEGRATED SYSTEMS (2.62%)
 Dell /1/                                                    93,974               3,345,474
COMPUTERS-MEMORY DEVICES (1.68%)
 EMC /1/                                                    135,950               1,568,863
 Veritas Software /1/                                        32,490                 578,322
                                                                                  2,147,185
COMPUTERS-PERIPHERAL EQUIPMENT (1.37%)
 Lexmark International /1/                                   20,900               1,755,809
COSMETICS & TOILETRIES (5.28%)
 Avon Products                                               56,480               2,467,046
 Procter & Gamble                                            78,920               4,271,151
                                                                                  6,738,197
DATA PROCESSING & MANAGEMENT (1.26%)
 First Data                                                   5,990                 260,565
 SEI Investments /2/                                         39,930               1,344,842
                                                                                  1,605,407
DIAGNOSTIC KITS (0.40%)
 IDEXX Laboratories /1/                                      10,030                 508,922
DISPOSABLE MEDICAL PRODUCTS (1.07%)
 C.R. Bard                                                   24,040               1,361,385
DISTRIBUTION-WHOLESALE (0.78%)
 Fastenal                                                    17,240                 993,024
DIVERSIFIED MANUFACTURING OPERATIONS (6.18%)
 3M                                                          37,764               3,019,987
 Danaher                                                     38,180               1,957,870
 General Electric                                            41,100               1,380,138
                                                             Shares
                                                              Held                  Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                                                                               $
 Illinois Tool Works                                         16,530               1,540,100
                                                                                  7,898,095
E-COMMERCE-SERVICES (0.98%)
 eBay /1/                                                    13,600               1,250,384
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.48%)
 Altera /1/                                                  21,010                 411,166
 Intel                                                      147,836               2,965,590
 Texas Instruments                                           50,021               1,064,447
                                                                                  4,441,203
ENTERTAINMENT SOFTWARE (0.86%)
 Electronic Arts /1/                                         24,020               1,104,680
FINANCE-INVESTMENT BANKER & BROKER (1.83%)
 Legg Mason                                                  19,500               1,038,765
 Morgan Stanley                                              26,313               1,297,231
                                                                                  2,335,996
FINANCE-MORTGAGE LOAN/BANKER (0.42%)
 Federal National Mortgage Association                        8,570                 543,338
FINANCE-OTHER SERVICES (1.16%)
 Chicago Mercantile Exchange                                  9,170               1,479,121
FOOD-MISCELLANEOUS/DIVERSIFIED (0.38%)
 McCormick                                                   14,220                 488,315
FOOD-RETAIL (0.22%)
 Whole Foods Market                                           3,280                 281,391
FOOD-WHOLESALE & DISTRIBUTION (0.83%)
 Sysco                                                       35,350               1,057,672
INTERNET BROKERS (1.00%)
 Ameritrade Holding /1/                                     106,590               1,280,146
INTERNET SECURITY (2.04%)
 Symantec /1/                                                47,410               2,601,861
LINEN SUPPLY & RELATED ITEMS (0.35%)
 Cintas                                                      10,530                 442,681
MACHINERY-PUMPS (1.12%)
 Graco                                                       42,530               1,424,755
MEDICAL INSTRUMENTS (4.33%)
 Medtronic                                                   61,130               3,172,647
 St. Jude Medical /1/                                        31,243               2,351,661
                                                                                  5,524,308
MEDICAL PRODUCTS (5.92%)
 Becton Dickinson                                            28,120               1,453,804
 Johnson & Johnson                                           97,400               5,486,542
 Varian Medical Systems /1/                                  17,840                 616,729
                                                                                  7,557,075
MEDICAL-BIOMEDICAL/GENE (1.65%)
 Amgen /1/                                                   37,170               2,106,796
MEDICAL-DRUGS (5.93%)
 Forest Laboratories /1/                                     29,230               1,314,765
                                                             Shares
                                                              Held                  Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                               $
 Pfizer                                                     204,384               6,254,151
                                                                                  7,568,916
MEDICAL-HMO (2.71%)
 UnitedHealth Group                                          46,980               3,464,305
MOTORCYCLE & MOTOR SCOOTER (2.01%)
 Harley-Davidson                                             43,140               2,564,241
MULTI-LINE INSURANCE (2.01%)
 American International Group                                37,715               2,564,243
NETWORKING PRODUCTS (3.85%)
 Cisco Systems /1/                                          253,770               4,593,237
 Foundry Networks /1/                                        33,800                 320,762
                                                                                  4,913,999
OIL COMPANY-INTEGRATED (1.60%)
 Exxon Mobil                                                 42,220               2,040,493
RETAIL-APPAREL & SHOE (0.33%)
 Chico's FAS /1/                                             12,160                 415,872
RETAIL-ARTS & CRAFTS (1.64%)
 Michaels Stores                                             35,430               2,097,810
RETAIL-BEDDING (1.27%)
 Bed Bath & Beyond /1/                                       43,618               1,618,664
RETAIL-CONSUMER ELECTRONICS (1.67%)
 Best Buy                                                    39,290               2,131,090
RETAIL-DISCOUNT (2.09%)
 Wal-Mart Stores                                             50,210               2,671,172
RETAIL-OFFICE SUPPLIES (1.94%)
 Staples                                                     83,150               2,479,533
RETAIL-RESTAURANTS (1.25%)
 Yum! Brands                                                 39,420               1,602,817
SCHOOLS (1.21%)
 Apollo Group /1/                                            21,100               1,548,107
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.42%)
 Linear Technology                                           49,262               1,785,255
 Maxim Integrated Products                                   30,982               1,310,229
                                                                                  3,095,484
THERAPEUTICS (1.70%)
 Gilead Sciences /1/                                         57,920               2,165,050
                                  TOTAL COMMON STOCKS                           125,770,832

                                                             Principal
                                                              Amount                Value
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.39%)
FINANCE-CONSUMER LOANS (1.39%)
 Investment in Joint Trading Account;
  Household Finance
                                                         $1,777,603            $
  1.89%; 10/01/04                                                                 1,777,603
                               TOTAL COMMERCIAL PAPER                             1,777,603

                                                             Maturity
                                                              Amount                Value
-----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (1.00%)
 Deutsche Bank Securities; 1.87%; dated
  09/30/04 maturing 10/01/04 (collateralized             $1,268,466            $
  by FHLBS; $1,293,633; 06/18/2014)/3/                                            1,268,400
                          TOTAL REPURCHASE AGREEMENTS                             1,268,400
                                                                               ------------

                TOTAL PORTFOLIO INVESTMENTS (100.89%)                           128,816,835
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.89%)                                (1,132,425)
                           TOTAL NET ASSETS (100.00%)                          $127,684,410
                                                                               ---------------

/1/ Non-income producing security
/2/ Security or a portion of the security was on loan at the end of the period. /3/ Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                                 $ 18,540,411
Unrealized Depreciation                                  (11,440,711)
                                                       ----------------
Net Unrealized Appreciation (Depreciation)                 7,099,700
Cost for federal income tax purposes                    $121,717,135

                            SCHEDULE OF INVESTMENTS
                             INTERNATIONAL ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                              Shares
                                                               Held                     Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (96.98%)
ADVERTISING AGENCIES (0.04%)
                                                                                  $
 Asatsu-DK                                                       3,043                  83,657
ADVERTISING SERVICES (0.03%)
 IPSOS                                                             636                  60,349
AEROSPACE & DEFENSE-EQUIPMENT (0.51%)
 European Aeronautic Defense &
 Space/1/                                                       37,370                 990,001
AGRICULTURAL OPERATIONS (0.12%)
 Chaoda Modern Agriculture                                     228,848                  76,302
 IOI Berhad                                                     64,596                 158,940
                                                                                       235,242
AIRLINES (0.03%)
 Austrian Airlines /2/                                           4,472                  56,486
AIRPORT DEVELOPMENT & MAINTENANCE (0.08%)
 Kobenhavns Lufthavne                                              958                 145,980
ATHLETIC FOOTWEAR (0.15%)
 Puma                                                            1,066                 284,654
AUDIO & VIDEO PRODUCTS (0.06%)
 Bang & Olufsen /1/                                                970                  56,501
 Sansui Electric /2/                                            18,499                   5,371
 Skyworth Digital Holdings                                     186,553                  50,836
                                                                                       112,708
AUTO-CARS & LIGHT TRUCKS (2.76%)
 Hyundai Motor                                                  20,310                 936,570
 Renault                                                        15,738               1,287,143
 Tata Motors /2/                                                17,914                 160,689
 Toyota Motor                                                   76,464               2,927,715
                                                                                     5,312,117
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.47%)
 Volvo                                                          25,608                 903,994
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.43%)
 Exedy                                                           4,016                  70,143
 Keihin                                                          5,709                  91,166
 Magna International                                             9,098                 673,980
                                                                                       835,289
BEVERAGES-NON-ALCOHOLIC (0.76%)
 Asahi Soft Drinks                                               2,632                  20,919
 Calpis                                                          4,453                  27,393
 Coca-Cola Hellenic Bottling                                    26,704                 575,105
 Cott /2/                                                       28,609                 834,161
                                                                                     1,457,578
BREWERY (0.55%)
 SABMiller                                                      71,871                 948,744
 Wolverhampton & Dudley Breweries                                7,090                 113,158
                                                                                     1,061,902
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.43%)
 Geberit                                                           675                 524,345
 Kingspan Group                                                 21,352                 158,054
 Nichias /1/                                                     6,809                  25,206
 Sika                                                              191                 110,131
                                                                                       817,736
                                                              Shares
                                                               Held                     Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.08%)
                                                                                  $
 Abengoa                                                         4,033                  37,267
 Carillion                                                      28,028                 106,635
                                                                                       143,902
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.30%)
 Adelaide Brighton                                             136,361                 147,172
 Boral                                                         154,608                 771,613
 BPB                                                            80,506                 622,416
 Cementir                                                       10,534                  47,100
 Gujarat Ambuja Cements Ltd. /2/                                 9,042                  66,360
 Holcim                                                         11,177                 589,417
 Italcementi                                                    17,372                 256,755
                                                                                     2,500,833
BUILDING PRODUCTS-DOORS & WINDOWS (0.29%)
 Asahi Glass                                                    61,568                 560,293
BUILDING-HEAVY CONSTRUCTION (1.31%)
 Actividades de Construccion y Servicios                        43,895                 799,773
 Daelim Industrial                                               3,400                 146,157
 IJM                                                            62,448                  75,595
 Vinci                                                          13,103               1,507,779
                                                                                     2,529,304
BUILDING-RESIDENTIAL & COMMERCIAL (1.62%)
 Daiwa House Industry                                           57,867                 565,465
 George Wimpey                                                 106,494                 775,642
 Hyundai Development                                            13,400                 146,044
 McCarthy & Stone                                               14,174                 153,122
 Persimmon                                                     117,220               1,399,961
 Token /2/                                                       2,157                  86,699
                                                                                     3,126,933
CASINO SERVICES (0.07%)
 Aristocrat Leisure                                             24,278                 136,290
CELLULAR TELECOMMUNICATIONS (2.53%)
 Advanced Info Service Public /3/                               35,336                  85,301
 America Telecom /2/                                           205,936                 444,291
 Far EasTone Telecommunications                                181,600                 171,603
 Maxis Communications                                           87,431                 195,569
 mm02 /2/                                                      863,364               1,531,053
 Mobistar /2/                                                    1,990                 142,116
 MTN Group                                                      17,506                  83,326
 Vimpel Communications /2/                                       1,710                 186,048
 Vodafone Group                                                850,465               2,039,119
                                                                                     4,878,426
CHEMICALS-DIVERSIFIED (1.41%)
 K+S                                                             2,294                  98,495
 Mitsubishi Gas Chemical                                       282,940               1,206,567
 Sumitomo Chemical /1/                                         157,623                 746,534
 Tosoh /1/                                                     164,057                 663,879
                                                                                     2,715,475
CHEMICALS-SPECIALTY (0.44%)
 Methanex                                                       56,841                 848,876
COAL (0.05%)
 Yanzhou Coal Mining                                            75,977                  98,405
                                                              Shares
                                                               Held                     Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COATINGS & PAINT (0.09%)
                                                                                  $
 Kansai Paint /1/                                               29,035                 180,456
COMMERCIAL BANKS (6.70%)
 ABSA Group                                                     29,079                 292,362
 Amagerbanken                                                      416                  47,907
 Anglo Irish Bank                                              103,333               1,893,009
 Banca Antonveneta                                              37,274                 770,337
 Banco BPI                                                      23,651                  88,711
 Banco do Brasil                                                15,358                 134,564
 Bank Austria Creditanstalt                                      9,532                 675,992
 Bank Leumi Le-Israel                                           75,864                 152,930
 Bank of Kyoto /1/                                              24,797                 160,866
 Bank of Piraeus                                                 6,809                  78,986
 Bank Rakyat                                                   870,788                 194,882
 Chinatrust Financial Holding                                  114,874                 123,768
 CorpBanca /3/ /4/                                               3,955                 106,831
 Credicorp                                                       6,657                  93,464
 Daegu Bank                                                     23,360                 133,080
 Dah Sing Financial                                             11,367                  81,265
 DnB Holding /1/                                               184,469               1,459,255
 E.Sun Financial Holding /2/ /3/ /4/                             1,535                  23,610
 E.Sun Financial Holding                                       167,000                 102,747
 EON Capital                                                    71,287                 103,179
 Hana Bank                                                       7,410                 176,321
 Hansabank                                                      11,510                 102,212
 IntesaBci                                                     328,254               1,247,536
 Jyske Bank /2/                                                  1,497                  97,441
 National Bank of Greece                                        41,432               1,007,558
 Nordea                                                        177,041               1,446,930
 OTP Bank                                                        5,055                 113,104
 Shinsei Bank                                                  145,729                 883,246
 Shizuoka Bank /1/                                              52,947                 398,250
 Toronto-Dominion Bank /1/                                      17,475                 636,421
 Wing Hang Bank                                                 10,386                  67,926
                                                                                    12,894,690
COMMUNICATIONS SOFTWARE (0.03%)
 Telelogic /2/                                                  24,462                  48,217
COMPUTER DATA SECURITY (0.02%)
 Oberthur Card Systems /2/                                       5,265                  35,638
COMPUTER SERVICES (0.03%)
 ALTEN /2/                                                       1,722                  33,557
 EDB Business Partner /2/                                        4,072                  26,858
                                                                                        60,415
COMPUTERS-INTEGRATED SYSTEMS (0.08%)
 Ingenico                                                        4,194                  76,103
 NIWS /1/                                                           33                  83,836
                                                                                       159,939
COMPUTERS-PERIPHERAL EQUIPMENT (0.67%)
 Benq                                                           68,000                  70,462
 Lite-On Technology                                            159,800                 149,122
 Logitech International /2/                                     20,559                 996,092
 Roland /1/                                                      1,370                  66,750
                                                                                     1,282,426
                                                              Shares
                                                               Held                     Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONSULTING SERVICES (0.13%)
                                                                                  $
 Savills                                                         6,821                  52,766
 WS Atkins                                                      16,754                 195,394
                                                                                       248,160
CONTAINERS-PAPER & PLASTIC (0.03%)
 Huhtamaki Oyj                                                   4,055                  54,392
COOPERATIVE BANKS (0.05%)
 Banco Popolare di Verona e Novara                               5,447                  95,524
COSMETICS & TOILETRIES (0.54%)
 Body Shop International                                        19,514                  60,295
 Natura Cosmeticos                                               5,585                 112,911
 Pacific                                                           790                 152,649
 Uni-Charm /1/                                                  14,376                 712,180
                                                                                     1,038,035
CRUISE LINES (0.60%)
 Carnival                                                       23,523               1,156,944
DISTRIBUTION-WHOLESALE (0.78%)
 Doshisha /1/                                                    2,331                  81,003
 Inchcape                                                        3,423                  96,442
 Wolseley                                                       77,361               1,322,191
                                                                                     1,499,636
DIVERSIFIED FINANCIAL SERVICES (0.58%)
 RMB Holdings                                                   50,329                 146,052
 Sampo Ojy /1/                                                  72,532                 801,754
 Shinhan Financial Group                                         9,550                 165,041
                                                                                     1,112,847
DIVERSIFIED MANUFACTURING OPERATIONS (0.11%)
 Charter /2/                                                    15,454                  50,896
 Cheil Industries                                                7,080                 105,447
 NKT Holding                                                     2,612                  59,724
                                                                                       216,067
DIVERSIFIED MINERALS (1.93%)
 Anglo American                                                 21,197                 504,145
 Antofagasta                                                     4,594                  94,270
 BHP Billiton                                                  174,150               1,832,498
 Inmet Mining /2/                                               10,081                 174,449
 Xstrata                                                        68,102               1,118,347
                                                                                     3,723,709
DIVERSIFIED OPERATIONS (0.98%)
 Alfa                                                           46,519                 175,632
 Barloworld                                                     11,066                 133,305
 Brascan /1/                                                    42,702               1,286,577
 China Merchants Holdings International                         68,965                 103,915
 Citic Pacific                                                  24,000                  61,708
 Imperial Holdings /2/                                           9,611                 120,972
                                                                                     1,882,109
ELECTRIC PRODUCTS-MISCELLANEOUS (1.32%)
 Casio Computer /1/                                             72,696                 856,799
 Hitachi                                                       265,343               1,603,397
 LG Electronics                                                  1,270                  73,013
                                                                                     2,533,209
ELECTRIC-GENERATION (0.14%)
 Electric Power Development /2/ /3/                              7,861                 192,575
                                                              Shares
                                                               Held                     Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-GENERATION (CONTINUED)
                                                                                  $
 Electricity Generating Public /3/                              51,167                  82,139
                                                                                       274,714
ELECTRIC-INTEGRATED (3.89%)
 E.ON                                                           24,071               1,771,349
 Enel /1/                                                      102,092                 834,333
 Fortum                                                        108,497               1,515,974
 RWE                                                            39,397               1,878,953
 Scottish Power                                                194,596               1,488,633
                                                                                     7,489,242
ELECTRIC-TRANSMISSION (0.04%)
 Red Electrica de Espana                                         3,731                  67,887
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.78%)
 AU Optronics                                                  119,000                 149,232
 Citizen Electronics                                             1,405                  73,937
 KOA                                                             5,309                  39,836
 LG Micron                                                       1,280                  59,248
 Nihon Dempa Kogyo                                               3,288                  67,720
 Samsung Electronics                                             2,310                 918,784
 Samsung SDI                                                     1,570                 154,751
 Star Micronics                                                  4,872                  38,723
                                                                                     1,502,231
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.10%)
 Hynix Semiconductor /2/                                        17,770                 162,037
 Kontron /2/                                                     4,332                  34,165
                                                                                       196,202
ELECTRONIC MEASUREMENT INSTRUMENTS (0.04%)
 Techem /2/                                                      2,666                  73,342
ELECTRONIC SECURITY DEVICES (0.02%)
 Eltek                                                           4,381                  38,398
ENERGY-ALTERNATE SOURCES (0.05%)
 Gamesa Corporacion Tecnologica /1/                              6,447                  94,565
ENTERPRISE SOFTWARE & SERVICE (0.01%)
 Unit 4 Agresso /2/                                              1,936                  27,195
EXTENDED SERVICE CONTRACTS (0.01%)
 Accord Customer Care Solutions /2/                             67,508                  28,269
FINANCE-CONSUMER LOANS (0.90%)
 African Bank Investments                                       19,645                  39,411
 Aiful                                                          10,866               1,065,749
 Lopro                                                          11,055                  80,143
 Sanyo Shinpan Finance                                          10,041                 537,512
                                                                                     1,722,815
FINANCE-CREDIT CARD (0.29%)
 Credit Saison /1/                                              18,293                 562,657
FINANCE-INVESTMENT BANKER & BROKER (0.86%)
 Daiwa Securities Group                                        150,797                 955,009
 Ichiyoshi Securities                                           10,899                  82,176
 Mediobanca                                                     47,053                 621,800
                                                                                     1,658,985
FINANCE-LEASING COMPANY (0.10%)
 Ricoh Leasing                                                   3,166                  75,979
                                                              Shares
                                                               Held                     Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-LEASING COMPANY (CONTINUED)
                                                                                  $
 Sumisho Lease                                                   3,250                 117,362
                                                                                       193,341
FINANCE-MORTGAGE LOAN/BANKER (0.04%)
 Kensington Group                                               11,526                  84,157
FINANCE-OTHER SERVICES (0.19%)
 Aktiv Kapital                                                   6,286                  97,117
 Fubon Financial Holding                                       181,000                 166,241
 SFE /1/                                                        17,626                  93,840
                                                                                       357,198
FINANCIAL GUARANTEE INSURANCE (0.07%)
 Euler Hermes /2/                                                2,189                 131,723
FOOD-CONFECTIONERY (0.02%)
 Lindt & Spruengli                                                   4                  47,730
FOOD-DAIRY PRODUCTS (0.03%)
 Morinaga Milk Industry                                         13,689                  58,872
FOOD-FLOUR & GRAIN (0.36%)
 Nisshin Seifun Group /1/                                       70,790                 683,397
FOOD-MISCELLANEOUS/DIVERSIFIED (1.23%)
 Global Bio-Chem Technology Group - warrants
  /2/                                                           66,063                   4,405
 IAWS Group                                                      5,240                  65,081
 Kikkoman /1/                                                   54,666                 481,610
 Orkla                                                          29,801                 823,440
 Royal Numico /2/                                               28,722                 914,649
 Tiger Brands                                                    5,544                  83,918
                                                                                     2,373,103
FOOD-RETAIL (1.05%)
 Cencosud /2/ /4/                                                4,061                  87,765
 Colruyt /1/                                                     1,724                 241,957
 Colruyt - Rights /2/                                            1,724                   2,291
 Tesco                                                         325,905               1,683,710
                                                                                     2,015,723
FOOD-WHOLESALE & DISTRIBUTION (0.07%)
 Kesko                                                           6,218                 136,075
FORESTRY (0.07%)
 Great Southern Plantations /1/                                 26,915                  62,192
 West Fraser Timber                                              1,606                  67,258
                                                                                       129,450
GAS-DISTRIBUTION (0.19%)
 GAIL India                                                      4,522                 112,598
 OAO Gazprom                                                     6,924                 247,394
                                                                                       359,992
HOTELS & MOTELS (0.69%)
 InterContinental Hotels Group                                 116,579               1,326,909
HOUSEWARES (0.02%)
 Noritake                                                        8,011                  31,255
HUMAN RESOURCES (0.26%)
 Capita Group                                                   27,439                 163,604
 Michael Page International                                     59,766                 199,265
                                                              Shares
                                                               Held                     Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HUMAN RESOURCES (CONTINUED)
                                                                                  $
 Ranstad Holding                                                 3,922                 142,042
                                                                                       504,911
IMPORT & EXPORT (0.59%)
 Advan /2/                                                       4,099                  50,059
 Mitsubishi /1/                                                 88,992                 961,661
 Testrite International                                        200,575                 114,547
                                                                                     1,126,267
INSTRUMENTS-SCIENTIFIC (0.01%)
 As One                                                          1,025                  28,365
INTERNET SECURITY (0.07%)
 Check Point Software Technologies /2/                           7,810                 132,536
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.10%)
 Kennedy-Wilson Japan /2/                                           15                  58,386
 Muenchmeyer Petersen Capital                                    1,750                 124,976
                                                                                       183,362
LIFE & HEALTH INSURANCE (0.06%)
 Sanlam                                                         67,153                 113,667
MACHINERY-ELECTRICAL (0.39%)
 Schneider Electric                                             11,515                 744,400
MACHINERY-FARM (0.56%)
 Kubota                                                        227,404               1,072,904
MACHINERY-GENERAL INDUSTRY (0.79%)
 Harmonic Drive Systems                                              5                  37,200
 MAN                                                            36,092               1,232,723
 Okuma                                                          27,141                  81,264
 Saurer                                                            942                  51,298
 WEG                                                            48,571                 122,829
                                                                                     1,525,314
MEDICAL INSTRUMENTS (0.07%)
 Sysmex                                                          2,675                  98,782
 Topcon /2/                                                      4,213                  44,800
                                                                                       143,582
MEDICAL PRODUCTS (1.24%)
 Phonak Holding                                                 26,141                 838,430
 Straumann Holding                                               3,813                 809,197
 Terumo /1/                                                     32,682                 744,289
                                                                                     2,391,916
MEDICAL-BIOMEDICAL/GENE (0.08%)
 Crucell /2/                                                     5,454                  44,911
 Genmab /2/                                                      3,020                  45,363
 GPC Biotech /2/                                                 4,673                  63,843
                                                                                       154,117
MEDICAL-DRUGS (4.36%)
 AstraZeneca                                                    16,733                 685,823
 Axcan Pharmaceuticals                                           4,102                  63,594
 Eisai /1/                                                      21,166                 576,128
 Fujirebio                                                       3,373                  46,212
 GlaxoSmithKline                                                23,907                 516,535
 Merck                                                          15,350                 867,444
 Novartis                                                       23,883               1,113,150
 Ono Pharmaceutical                                             16,696                 740,765
                                                              Shares
                                                               Held                     Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                                  $
 Orion OYJ                                                       9,278                 126,756
 Roche Holding                                                  19,197               1,983,193
 Sanofi-Synthelabo                                              23,038               1,671,011
                                                                                     8,390,611
MEDICAL-NURSING HOMES (0.04%)
 Extendicare /2/                                                 6,077                  78,078
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.38%)
 Alliance Unichem                                               60,284                 727,064
METAL PROCESSORS & FABRICATION (0.07%)
 KITZ                                                           27,895                 135,913
METAL-ALUMINUM (0.07%)
 Hindalco Industries /4/                                         4,331                 126,032
METAL-IRON (0.03%)
 Portman                                                        40,398                  64,084
MISCELLANEOUS MANUFACTURERS (0.03%)
 Balda                                                           3,334                  28,365
 IDT International                                             134,628                  32,457
                                                                                        60,822
MONEY CENTER BANKS (7.98%)
 ABN AMRO Holding                                               37,133                 843,520
 Banco Bilbao Vizcaya Argentaria                               150,128               2,065,966
 Barclays                                                      129,228               1,239,375
 BNP Paribas                                                    42,332               2,733,970
 DBS Group Holdings                                            114,258               1,085,845
 HSBC Holdings                                                 100,268               1,591,227
 KBC Bancassurance Holding                                      15,238                 991,701
 Mitsubishi Tokyo Financial Group                                  207               1,726,017
 Standard Chartered                                             64,341               1,103,739
 UBS                                                            28,253               1,988,819
                                                                                    15,370,179
MORTGAGE BANKS (0.92%)
 Home Capital Group /2/                                          4,223                  79,451
 Hypo Real Estate Holding /2/                                   49,504               1,690,809
                                                                                     1,770,260
MULTI-LINE INSURANCE (2.74%)
 AXA                                                            73,544               1,487,955
 Fondiaria-SAI                                                  27,270                 615,406
 ING Groep                                                      69,837               1,762,507
 Storebrand                                                    113,044                 852,259
 Topdanmark /2/                                                  8,700                 559,033
                                                                                     5,277,160
MULTIMEDIA (0.79%)
 NRJ Group                                                       2,084                  41,413
 Publishing & Broadcasting                                     149,575               1,484,322
                                                                                     1,525,735
NON-FERROUS METALS (0.10%)
 Grupo Mexico /2/                                               48,421                 195,298
NON-HOTEL GAMBLING (0.51%)
 Greek Organisation of Football Prognostics                     32,230                 623,662
 Paddy Power                                                     9,027                 106,509
                                                              Shares
                                                               Held                     Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NON-HOTEL GAMBLING (CONTINUED)
                                                                                  $
 William Hill                                                   25,769                 249,239
                                                                                       979,410
OFFICE AUTOMATION & EQUIPMENT (1.14%)
 Canon                                                          46,740               2,196,735
OIL & GAS DRILLING (0.01%)
 Ensign Resource Service Group                                     923                  16,884
OIL COMPANY-EXPLORATION & PRODUCTION (2.28%)
 Acclaim Energy Trust /2/                                       13,515                 158,265
 Canadian Natural Resources                                     49,215               1,963,855
 Paladin Resources                                              73,599                 201,103
 Petrokazakhstan                                                25,652                 869,762
 PTT Public /3/                                                 46,711                 193,948
 Tap Oil /2/                                                    40,508                  48,708
 Tullow Oil                                                    367,161                 951,747
                                                                                     4,387,388
OIL COMPANY-INTEGRATED (6.51%)
 BP Amoco                                                      239,477               2,288,063
 China Petroleum & Chemical                                    694,548                 282,787
 ENI                                                            92,526               2,073,108
 MOL Magyar Olaj-es Gazipari                                     2,390                 116,745
 Petro-Canada                                                   15,726                 816,900
 PetroChina                                                    404,152                 216,379
 Petroleo Brasileiro                                            11,234                 395,999
 Repsol YPF                                                     69,251               1,520,652
 Sasol                                                           9,250                 172,143
 Shell Transport & Trading                                     107,591                 789,959
 Surgutneftegaz                                                  3,115                 112,452
 TotalFinaElf                                                   18,419               3,751,729
                                                                                    12,536,916
OIL REFINING & MARKETING (0.97%)
 Polski Koncern Naftowy Orlen                                   20,686                 201,878
 Statoil                                                       116,353               1,667,988
                                                                                     1,869,866
OIL-FIELD SERVICES (0.08%)
 Tenaris                                                         3,544                 161,571
PETROCHEMICALS (0.28%)
 Braskem /2/                                                 2,114,737                  70,343
 Honam Petrochemical                                             6,140                 243,147
 LG Chemical                                                     1,870                  70,968
 SINOPEC Shanghai Petrochemical                                403,572                 153,965
                                                                                       538,423
PHOTO EQUIPMENT & SUPPLIES (0.03%)
 Tamron                                                          1,700                  62,932
PROPERTY & CASUALTY INSURANCE (0.95%)
 Admiral Group /2/                                               6,131                  31,924
 Amlin                                                          38,515                 107,678
 Dongbu Insurance                                                7,120                  34,379
 Northbridge Financial                                           1,466                  27,014
 Promina Group                                                  37,963                 124,568
 QBE Insurance Group                                           101,777                 965,761
 Sompo Japan Insurance                                          62,489                 529,553
                                                                                     1,820,877
                                                              Shares
                                                               Held                     Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY TRUST (0.08%)
                                                                                  $
 Commonwealth Property Office Fund                             168,574                 150,191
PUBLIC THOROUGHFARES (0.07%)
 Autostrada Torino                                               6,196                 127,744
PUBLISHING-BOOKS (0.02%)
 Bloomsbury Publishing                                           8,239                  37,421
PUBLISHING-NEWSPAPERS (0.38%)
 Gruppo Editoriale L'Espresso                                   24,466                 135,221
 John Fairfax Holdings                                         177,575                 477,204
 Trinity Mirror                                                 10,258                 121,955
                                                                                       734,380
PUBLISHING-PERIODICALS (0.82%)
 United Business Media                                         186,994               1,581,902
QUARRYING (0.06%)
 Eramet                                                          1,518                 120,663
REAL ESTATE MANAGEMENT & SERVICES (0.16%)
 Corio                                                           3,695                 177,189
 Goldcrest                                                       1,294                  75,610
 Iida Home Max                                                   2,151                  55,817
                                                                                       308,616
REAL ESTATE OPERATOR & DEVELOPER (2.44%)
 Desarrolladora Homex /2/                                        1,459                  30,128
 Inmobiliaria Colonial /1/                                      20,373                 689,514
 Inmobiliaria Urbis                                              8,941                 102,386
 IRSA Inversiones y Representaciones /2/                         1,192                   9,667
 Kerry Properties                                              124,344                 234,399
 Land Securities Group                                          42,986                 913,199
 Liberty International                                          41,641                 622,779
 Mitsui Fudosan                                                 97,621               1,015,049
 NHP                                                            45,686                 193,864
 Sino Land /1/                                               1,031,836                 767,455
 Slough Estates                                                 14,076                 118,696
                                                                                     4,697,136
RENTAL-AUTO & EQUIPMENT (0.04%)
 Northgate                                                       5,869                  74,607
RETAIL-APPAREL & SHOE (1.19%)
 Aoki International                                              3,260                  40,315
 Edgars Consolidated Stores                                      6,275                 183,172
 Next                                                           68,369               2,019,062
 Right On                                                        1,598                  44,809
                                                                                     2,287,358
RETAIL-AUTOMOBILE (0.05%)
 Astra International                                           123,349                  92,242
RETAIL-BUILDING PRODUCTS (0.07%)
 Grafton Group                                                  15,309                 142,033
RETAIL-CONSUMER ELECTRONICS (0.12%)
 Carphone Warehouse                                             71,531                 192,540
 JB Hi-Fi                                                       18,566                  41,421
                                                                                       233,961
                                                              Shares
                                                               Held                     Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-CONVENIENCE STORE (0.19%)
                                                                                  $
 Circle K Sunkus /1 2/                                          15,324                 371,230
RETAIL-DISCOUNT (0.04%)
 Siam Makro /3/                                                 76,568                  84,100
RETAIL-DRUG STORE (0.02%)
 Tsuruha                                                         1,597                  42,021
RETAIL-HYPERMARKETS (0.07%)
 Organizacion Soriana                                           40,450                 131,256
RETAIL-JEWELRY (0.39%)
 Citizen Watch /1/                                              76,319                 747,160
RETAIL-MAJOR DEPARTMENT STORE (0.73%)
 Metro                                                          31,602               1,405,139
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.58%)
 Ito-Yokado                                                     17,992                 617,065
 Massmart Holdings                                              14,657                  88,734
 Ryohin Keikaku                                                  9,500                 410,289
                                                                                     1,116,088
RETAIL-PUBS (0.44%)
 Punch Taverns                                                  93,060                 847,877
RETAIL-SPORTING GOODS (0.01%)
 Blacks Leisure Group                                            2,367                  18,568
RETAIL-VIDEO RENTAL (0.03%)
 GEO                                                                20                  50,084
RUBBER & PLASTIC PRODUCTS (0.04%)
 Taiwan Green Point Enterprise                                  29,000                  82,808
RUBBER-TIRES (1.26%)
 Continental                                                    41,759               2,266,486
 Sumitomo Rubber Industries                                     16,535                 159,927
                                                                                     2,426,413
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.13%)
 Realtek Semiconductor                                          60,000                  63,409
 Taiwan Semiconductor Manufacturing                            145,000                 184,825
                                                                                       248,234
SEMICONDUCTOR EQUIPMENT (0.03%)
 ASM Pacific Technology                                         16,275                  53,324
SHIP BUILDING (0.07%)
 Samsung Heavy Industries                                       25,950                 126,201
SOAP & CLEANING PRODUCTS (0.41%)
 McBride                                                        52,700                 141,614
 Reckitt Benckiser                                              26,380                 647,299
                                                                                       788,913
STEEL PRODUCERS (2.15%)
 Arcelor                                                        49,167                 908,653
 BHP Steel                                                     142,756                 899,626
 Cherepovets MK Severstal /2/ /3/                                3,161                 128,182
 China Steel                                                    87,520                  88,885
 Dongkuk Steel Mill                                              9,080                  97,779
 Gerdau AmeriSteel /2/                                           6,024                  29,512
 INI Steel                                                       6,540                  72,698
                                                              Shares
                                                               Held                     Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
STEEL PRODUCERS (CONTINUED)
                                                                                  $
 IPSCO                                                           7,645                 213,061
 Iscor                                                          34,397                 246,968
 Nippon Steel                                                  390,681                 928,716
 OneSteel                                                       71,177                 156,733
 POSCO                                                           6,082                 230,204
 Russel Metals                                                   7,033                  71,689
 Tata Iron & Steel                                              11,114                  69,813
                                                                                     4,142,519
TELECOMMUNICATION EQUIPMENT (1.70%)
 GN Store Nord                                                  14,519                 146,605
 TANDBERG /1/                                                   73,378                 662,217
 TANDBERG Television /2/                                        22,653                 169,102
 Telefonaktiebolaget LM Ericsson /2/                           729,252               2,263,825
 VTech Holdings                                                 18,422                  34,727
                                                                                     3,276,476
TELECOMMUNICATION SERVICES (1.29%)
 China Telecom                                                 261,828                  84,780
 Mahanagar Telephone                                            17,024                 120,019
 SK Telecom                                                     15,272                 297,041
 Telekom Malaysia                                               29,140                  85,886
 Telekomunikasi Indonesia                                      296,592                 134,373
 Telenor                                                       230,498               1,754,887
                                                                                     2,476,986
TELEPHONE-INTEGRATED (0.58%)
 Carso Global Telecom /2/                                       73,928                 109,571
 Nippon Telegraph & Telephone                                      180                 716,962
 Philippine Long Distance Telephone /2/                         11,439                 286,433
                                                                                     1,112,966
TELEVISION (1.32%)
 Antena 3 Television /2/                                         3,489                 207,653
 Gestevision Telecinco /2/                                      48,467                 876,454
 Mediaset                                                      128,819               1,462,338
                                                                                     2,546,445
TEXTILE-PRODUCTS (0.03%)
 Nitto Boseki /2/                                               35,756                  63,262
TOBACCO (1.17%)
 Imperial Tobacco Group                                         67,012               1,459,988
 Korea Tobacco & Ginseng                                        30,198                 798,549
                                                                                     2,258,537
TRANSPORT-MARINE (1.31%)
 China Shipping Development /1/                                126,690                 108,038
 Dampskibsselskabet Torm                                         2,442                  69,083
 Kawasaki Kisen Kaisha /1/                                      32,464                 222,092
 Malaysia International Shipping                                25,785                  86,176
 Mitsui O.S.K. Lines /1/                                       162,142                 972,426
 Nippon Yusen Kabushiki Kaisha /1/                             142,933                 739,208
 Orient Overseas International /1/                              32,722                 130,921
 Wan Hai Lines                                                 203,200                 198,594
                                                                                     2,526,538
TRANSPORT-RAIL (0.48%)
 East Japan Railway                                                178                 920,564
                                                              Shares
                                                               Held                     Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-SERVICES (0.08%)
                                                                                  $
 Toll Holdings                                                  17,624                 147,702
VENTURE CAPITAL (0.02%)
 Japan Asia Investment                                           8,751                  32,554
WATER (0.73%)
 Kelda Group                                                   144,881               1,402,605
WEB PORTALS (0.03%)
 Iliad                                                           2,082                  49,131
WIRELESS EQUIPMENT (0.21%)
 Gemtek Technology                                              87,000                 177,995
 Hitachi Kokusai Electric                                        6,028                  37,574
 Uniden                                                          8,781                 184,440
                                                                                       400,009
                                 TOTAL COMMON STOCKS                               186,681,813

                                                              Shares
                                                               Held                     Value
------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.90%)
AIRLINES (0.05%)
 Gol Linhas Aereas Inteligentes /2/                              9,850                  99,051
BREWERY (0.02%)
 Quilmes Industrial                                              2,422                  43,596
DIVERSIFIED MINERALS (0.18%)
 Caemi Mineracao e Metalurgica /2/                             554,961                 349,398
DIVERSIFIED OPERATIONS (0.12%)
 Investimentos Itau                                            175,680                 235,346
FOOD-MEAT PRODUCTS (0.09%)
 Sadia                                                          92,480                 172,733
REAL ESTATE OPERATOR & DEVELOPER (0.19%)
 Atlantic Gulf Communities                                       2,963                 370,375
STEEL PRODUCERS (0.05%)
 Usinas Siderurgicas de Minas Gerais                             5,991                  92,202
STEEL-SPECIALTY (0.13%)
 Gerdau                                                         15,333                 249,114
TELEVISION (0.07%)
 ProSiebenSat.1 Media                                            6,848                 125,027
                              TOTAL PREFERRED STOCKS                                 1,736,842

                                                               Principal
                                                                Amount                 Value
------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.87%)
TOOLS-HAND HELD (1.87%)
 Stanley Works
                                                           $                      $
  1.83%; 10/01/04                                            3,600,000               3,600,000
                              TOTAL COMMERCIAL PAPER                                 3,600,000

                                                               Maturity
                                                                Amount                 Value
------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (8.17%)
 UBS Securities; 1.87%; dated 09/30/04
  maturing 10/01/04 (collateralized by GNMA;                                      $
  $16,514,180; 07/15/16) /5/                               $15,728,607              15,727,791
                         TOTAL REPURCHASE AGREEMENTS                                15,727,791
                                                                                  ------------

               TOTAL PORTFOLIO INVESTMENTS (107.92%)                               207,746,446
LIABILITIES, NET OF CASH, RECEIVABLES
  AND OTHER ASSETS (-7.92%)                                                        (15,243,544)
                          TOTAL NET ASSETS (100.00%)                              $192,502,902
                                                                                  ---------------

/1/ Security or a portion of the security was on loan at the end of the period. /2/ Non-income producing security.
/3/ Market value is determined in accordance with procedures estalbished in good faith by the Board of Directors.
/4/ Security exempt from registration under Rule 144A of the Securities
    Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $344,238 or 0.18% of net assets.
/5/ Security was purchased with the cash proceeds from securities loans.

Unrealized Apprecation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                                         $ 18,847,644
Unrealized Deprecation                                            (2,743,168)
                                                              ----------------
Net Unrealized Appreciation (Depreciation)                        16,104,476
Cost for federal income tax purposes                            $191,641,970

                  SCHEDULE OF INVESTMENTS
                   INTERNATIONAL ACCOUNT

               SEPTEMBER 30, 2004 (UNAUDITED)

                Investments by Country
-------------------------------------------------------
                                        Percentage
  Country               Value           Total Value
-------------------------------------------------------
Argentina            $     205,167           0.10%
Australia                5,771,427           2.78
Austria                    732,479           0.35
Belgium                  1,378,065           0.66
Brazil                   2,034,490           0.98
Canada                   8,909,786           4.29
Cayman Islands              76,302           0.04
Chile                      194,596           0.09
China                      761,170           0.37
Denmark                  1,227,638           0.59
Finland                  2,634,952           1.27
France                  13,732,564           6.61
Germany                 11,945,769           5.57
Greece                   2,285,311           1.10
Hong Kong                1,806,523           0.87
Hungary                    229,850           0.11
India                      655,511           0.32
Indonesia                  421,497           0.20
Ireland                  2,364,686           1.14
israel                     285,466           0.14
Italy                    8,287,201           3.99
Japan                   34,891,441          16.80
Korea                    5,300,105           2.55
Luxembourg                 908,653           0.44
Malaysia                   705,346           0.34
Mexico                   1,806,176           0.52
Netherlands              4,902,013           2.36
Norway                   7,551,523           3.63
Peru                        93,464           0.04
Philippines                286,433           0.14
Poland                     201,878           0.10
Portugal                    88,711           0.04
Russia                     674,076           0.32
Singapore                1,114,113           0.54
South Africa             1,704,029           0.82
Spain                    6,564,328           3.16
Sweden                   4,662,965           2.24
Switzerland             10,170,150           4.90
Taiwan                   1,876,848           0.90
Thailand                   445,488           0.21
United Kingdom          38,879,423          18.71
United States           19,707,833           9.49
                      -------------     -----------
               Total  $207,746,446         100.00%
                      -------------     -----------
                      -------------     -----------

                            SCHEDULE OF INVESTMENTS
                     INTERNATIONAL EMERGING MARKETS ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                            Shares
                                                             Held                  Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (91.30%)
AGRICULTURAL OPERATIONS (0.95%)
                                                                                $
 IOI Berhad                                                  131,704                324,061
APPLICATIONS SOFTWAREN (0.26%)
 TATA Consultancy Services /1/                                 4,028                 89,938
AUTO-CARS & LIGHT TRUCKS (0.77%)
 Hyundai Motor                                                 5,750                265,154
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.00%)
 Hyundai Mobis                                                     5                    252
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.49%)
 Gujarat Ambuja Cements Ltd. /1/                              22,666                166,349
BUILDING-HEAVY CONSTRUCTION (0.43%)
 IJM                                                         122,182                147,905
BUILDING-RESIDENTIAL & COMMERCIAL (0.87%)
 Hyundai Development                                          27,405                298,682
CELLULAR TELECOMMUNICATIONS (6.64%)
 Advanced Info Service Public /2/                             67,702                163,433
 America Telecom /1/                                         406,621                877,253
 Far EasTone Telecommunications                              346,500                327,426
 Maxis Communications                                        161,097                360,348
 MTN Group                                                    34,704                165,186
 Vimpel Communications /1/                                     3,485                379,168
                                                                                  2,272,814
COAL (0.56%)
 Yanzhou Coal Mining                                         148,662                192,546
COMMERCIAL BANKS (12.93%)
 ABSA Group                                                   56,960                572,679
 Banco do Brasil                                              30,631                268,383
 Bank Leumi Le-Israel                                        150,970                304,333
 Bank of Baroda                                               46,343                170,260
 Bank Rakyat                                               1,749,577                391,554
 Chinatrust Financial Holding                                230,020                247,828
 CorpBanca /2/ /3/                                             6,336                171,145
 Credicorp                                                    13,126                184,289
 Daegu Bank                                                   46,220                263,311
 E.Sun Financial Holding /1/ /2/ /3/                           3,037                 46,713
 E.Sun Financial Holding                                     333,000                204,878
 EON Capital                                                 141,797                205,232
 Hana Bank                                                    12,880                306,480
 Hansabank                                                    21,710                192,791
 OTP Bank                                                      9,373                209,719
 Turkiye Garanti Bankasi /1/                              83,989,218                281,731
 Turkiye Is Bankasi                                      111,155,797                406,082
                                                                                  4,427,408
COMPUTERS-PERIPHERAL EQUIPMENT (1.24%)
 Benq                                                        132,000                136,780
 Lite-On Technology                                          310,200                289,471
                                                                                    426,251
COSMETICS & TOILETRIES (1.53%)
 Natura Cosmeticos                                            12,482                252,347
 Pacific                                                       1,400                270,517
                                                                                    522,864
                                                            Shares
                                                             Held                  Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (1.89%)
                                                                                $
 RMB Holdings                                                101,432                294,348
 Shinhan Financial Group                                      20,325                351,253
                                                                                    645,601
DIVERSIFIED MANUFACTURING OPERATIONS (0.62%)
 Cheil Industries                                             14,300                212,979
DIVERSIFIED MINERALS (3.35%)
 Anglo American                                               40,608                965,812
 Antofagasta                                                   8,832                181,235
                                                                                  1,147,047
DIVERSIFIED OPERATIONS (3.56%)
 Alfa                                                         93,585                353,329
 Barloworld                                                   21,620                260,442
 China Merchants Holdings International                      135,536                204,224
 Citic Pacific                                                62,984                161,941
 Imperial Holdings /1/                                        19,098                240,384
                                                                                  1,220,320
ELECTRIC PRODUCTS-MISCELLANEOUS (0.40%)
 LG Electronics                                                2,364                135,907
ELECTRIC-GENERATION (0.45%)
 Electricity Generating                                       96,300                154,591
ELECTRONIC COMPONENTS-MISCELLANEOUS (7.19%)
 AU Optronics                                                248,525                311,662
 Samsung Electronics                                           4,678              1,860,637
 Samsung SDI                                                   2,920                287,816
                                                                                  2,460,115
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.94%)
 Hynix Semiconductor /1/                                      35,330                322,158
FINANCE-CONSUMER LOANS (0.28%)
 African Bank Investments                                     48,175                 96,648
FINANCE-OTHER SERVICES (0.97%)
 Fubon Financial Holding                                     362,000                332,482
FOOD-MISCELLANEOUS/DIVERSIFIED (0.48%)
 Global Bio-Chem Technology Group - warrants
  /1/                                                         33,464                  2,231
 Tiger Brands                                                 10,681                161,675
                                                                                    163,906
FOOD-RETAIL (0.51%)
 Cencosud /1/ /3/                                              8,054                174,061
GAS-DISTRIBUTION (2.07%)
 Gail India                                                   44,783                185,752
 OAO Gazprom                                                  14,686                524,731
                                                                                    710,483
IMPORT & EXPORT (0.63%)
 Testrite International                                      376,906                215,248
INTERNET SECURITY (0.78%)
 Check Point Software Technologies /1/                        15,709                266,582
LIFE & HEALTH INSURANCE (0.66%)
 Sanlam                                                      133,000                225,124
                                                            Shares
                                                             Held                  Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-GENERAL INDUSTRY (0.72%)
                                                                                $
 WEG                                                          97,831                247,401
METAL-ALUMINUM (0.51%)
 National Aluminium                                           46,397                174,644
NON-FERROUS METALS (1.15%)
 Grupo Mexico /1/                                             97,482                393,177
OIL COMPANY-EXPLORATION & PRODUCTION (1.08%)
 PTT Public /2/                                               88,830                368,829
OIL COMPANY-INTEGRATED (9.72%)
 China Petroleum & Chemical                                1,367,273                556,689
 LUKOIL                                                        5,802                725,250
 MOL Magyar Olaj-es Gazipari                                   5,031                245,751
 PetroChina                                                  833,663                446,335
 Petroleo Brasileiro                                          22,333                787,238
 Sasol                                                        18,472                343,765
 Surgutneftegaz                                                6,200                223,820
                                                                                  3,328,848
OIL REFINING & MARKETING (1.24%)
 Polski Koncern Naftowy Orlen                                 43,345                423,010
OIL-FIELD SERVICES (1.02%)
 Tenaris                                                       7,663                349,356
PETROCHEMICALS (3.04%)
 Braskem /1/                                               4,263,684                141,824
 Honam Petrochemical                                          11,590                458,970
 LG Chemical                                                   3,564                135,256
 SINOPEC Shanghai Petrochemical                              798,260                304,541
                                                                                  1,040,591
REAL ESTATE OPERATOR & DEVELOPER (1.03%)
 IRSA Inversiones y Representaciones /1/                       7,813                 63,364
 Kerry Properties                                            152,964                288,350
                                                                                    351,714
RETAIL-APPAREL & SHOE (1.01%)
 Edgars Consolidated Stores                                   11,846                345,793
RETAIL-AUTOMOBILE (0.54%)
 Astra International                                         245,035                183,241
RETAIL-DISCOUNT (0.49%)
 Siam Makro /2/                                              153,821                168,952
RETAIL-HYPERMARKETS (0.77%)
 Organizacion Soriana                                         81,247                263,639
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.52%)
 Massmart Holdings                                            29,453                178,310
RUBBER & PLASTIC PRODUCTS (0.48%)
 Taiwan Green Point Enterprise                                58,000                165,617
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.45%)
 Realtek Semiconductor                                       121,000                127,875
 Taiwan Semiconductor Manufacturing                          287,948                367,034
                                                                                    494,909
                                                            Shares
                                                             Held                  Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SHIP BUILDING (0.73%)
                                                                                $
 Samsung Heavy Industries                                     51,290                249,435
STEEL PRODUCERS (4.22%)
 Cherepovets MK Severstal /1/ /2/                              4,963                201,256
 China Steel                                                 174,000                176,715
 Iscor                                                        68,065                488,701
 POSCO                                                        10,662                403,557
 Tata Iron & Steel                                            27,860                175,003
                                                                                  1,445,232
TELECOMMUNICATION SERVICES (4.62%)
 China Telecom                                               586,645                189,955
 Mahanagar Telephone Nigam                                   106,560                327,209
 SK Telecom                                                   30,561                594,411
 Telekom Malaysia                                             68,200                201,010
 Telekomunikasi Indonesia                                    594,000                269,116
                                                                                  1,581,701
TELEPHONE-INTEGRATED (2.25%)
 Carso Global Telecom /1/                                    161,028                238,665
 Philippine Long Distance Telephone /1/                       21,451                531,654
                                                                                    770,319
TRANSPORT-MARINE (2.27%)
 China Shipping Development /4/                              251,720                214,661
 Evergreen Marine                                                932                    914
 Malaysia International Shipping                              46,638                155,869
 Wan Hai Lines                                               414,650                405,251
                                                                                    776,695
WIRELESS EQUIPMENT (0.99%)
 Gemtek Technology                                           166,156                339,942
                               TOTAL COMMON STOCKS                               31,258,831

                                                            Shares
                                                             Held                    Value
--------------------------------------------------------------------------------------------------
PREFERRED STOCKS (6.78%)
AIRLINES (0.58%)
 Gol Linhas Aereas Inteligentes /1/                           19,586            $   196,956
BREWERY (0.25%)
 Quilmes Industrial                                            4,826                 86,868
DIVERSIFIED MINERALS (1.83%)
 Caemi Mineracao e Metalurgica /1/                           992,855                625,092
DIVERSIFIED OPERATIONS (1.24%)
 Investimentos Itau                                          316,450                423,926
FOOD-MEAT PRODUCTS (0.92%)
 Sadia                                                       169,200                316,029
STEEL PRODUCERS (0.53%)
 Usinas Siderurgicas de Minas Gerais                          11,846                182,310
STEEL-SPECIALTY (1.43%)
                                                                                $
 Gerdau                                                       30,228                491,113
                            TOTAL PREFERRED STOCKS                                2,322,294

                                                             Maturity
                                                              Amount                 Value
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.32%)
 UBS Securities; 1.87%; dated 09/30/04
  maturing 10/01/04 (collateralized by GNMA;
  $116,025; 07/15/16) /5/                               $    110,506            $   110,500
                       TOTAL REPURCHASE AGREEMENTS                                  110,500
                                                                                -----------

               TOTAL PORTFOLIO INVESTMENTS (98.40%)                              33,691,625
CASH AND RECEIVABLES, NET OF LIABILITIES (1.60%)                                    546,633
                         TOTAL NET ASSETS (100.00%)                             $34,238,258
                                                                                -------------

/1/ Non-income producing security.
/2/ Market value is determined in accordance iwth procedures estalbished in good faith by the Board of Directors.
/3/ Security exempt from registration under Rule 144A of the Securities
    Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $391,919 or 1.10% of net assets.
/4/ Security or a portion of the security was on loan at the end of the period. /5/ Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net fedeal income tax unrealized appreciation (depreciation) and federal tax cost of ivnestments held by the fund as of the period end were as follows:

Unrealized Appreciation                                 $ 4,466,133
Unrealized Depreciation                                    (432,815)
                                                       ---------------
Net Unrealized Appreciation (Depreciation)                4,033,318
Cost for federal income tax purposes                    $29,658,307

                            SCHEDULE OF INVESTMENTS
                     INTERNATIONAL EMERGING MARKETS ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)

                          Investments by Country
--------------------------------------------------------------------
                                                 Percentage of
   Country                      Value             Total Value
--------------------------------------------------------------------
Argentina                    $  436,224                  1.29%
Brazil                        3,932,619                 11.67
Chile                           345,206                  1.02
China                         1,522,226                  4.52
Hong Kong                     1,039,249                  3.08
Hungary                         455,470                  1.35
India                         1,289,156                  3.83
Indonesia                       843,911                  2.51
Israel                          570,914                  1.69
Korea                         6,416,775                 19.05
Malaysia                      1,394,426                  4.14
Mexico                        2,126,062                  6.31
Peru                            184,289                  0.55
Philippines                     531,654                  1.58
Poland                          423,010                  1.26
Russia                        2,054,224                  6.10
South Africa                  3,373,055                 10.01
Spain                           192,791                  0.57
Taiwan                        3,695,835                 10.97
Thailand                        655,806                  2.54
Turkey                          687,813                  2.04
United Kingdom                1,147,047                  3.40
United States                   173,863                  0.52
                           ------------------     ---------------
                 Total       $33,691,625               100.00%
                           ------------------     ---------------
                           ------------------     ---------------

                            SCHEDULE OF INVESTMENTS
                         INTERNATIONAL SMALLCAP ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                               Shares
                                                                Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (97.46%)
ADVERTISING AGENCIES (0.44%)
                                                                                  $
 Asatsu-DK                                                      13,309                 365,887
ADVERTISING SERVICES (0.31%)
 IPSOS                                                           2,755                 261,419
AGRICULTURAL OPERATIONS (0.40%)
 Chaoda Modern Agriculture /1/                               1,000,163                 333,471
AIRLINES (0.29%)
 Austrian Airlines /2/                                          19,535                 246,749
AIRPORT DEVELOPMENT & MAINTENANCE (0.77%)
 Kobenhavns Lufthavne                                            4,205                 640,758
ATHLETIC FOOTWEAR (1.49%)
 Puma                                                            4,657               1,243,559
AUDIO & VIDEO PRODUCTS (0.59%)
 Bang & Olufsen /1/                                              4,267                 248,545
 Sansui Electric /2/                                            85,895                  24,939
 Skyworth Digital Holdings /1/                                 818,041                 222,919
                                                                                       496,403
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.85%)
 Exedy                                                          17,709                 309,303
 Keihin                                                         25,428                 406,054
                                                                                       715,357
BEVERAGES-NON-ALCOHOLIC (0.25%)
 Asahi Soft Drinks                                              11,491                  91,332
 Calpis                                                         19,567                 120,368
                                                                                       211,700
BREWERY (0.59%)
 Wolverhampton & Dudley Breweries                               31,022                 495,118
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (3.07%)
 Geberit                                                         1,629               1,265,420
 Kingspan Group                                                 93,279                 690,481
 Nichias /1/                                                    36,182                 133,940
 Sika                                                              827                 476,848
                                                                                     2,566,689
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.75%)
 Abengoa                                                        17,777                 164,268
 Carillion                                                     122,799                 467,198
                                                                                       631,466
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.72%)
 Adelaide Brighton /1/                                         596,525                 643,818
 Cementir                                                       12,474                  55,774
 Holcim                                                         12,281                 647,637
 Italcementi                                                     6,018                  88,945
                                                                                     1,436,174
BUILDING-HEAVY CONSTRUCTION (2.01%)
 Daelim Industrial                                              14,872                 639,309
 Vinci                                                           9,091               1,046,113
                                                                                     1,685,422
BUILDING-RESIDENTIAL & COMMERCIAL (2.41%)
 McCarthy & Stone                                               62,020                 670,002
 Persimmon                                                      81,598                 974,527
                                                               Shares
                                                                Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-RESIDENTIAL & COMMERCIAL (CONTINUED)
                                                                                  $
 Token /2/                                                       9,364                 376,378
                                                                                     2,020,907
CASINO SERVICES (0.71%)
 Aristocrat Leisure /1/                                        106,370                 597,131
CELLULAR TELECOMMUNICATIONS (0.74%)
 Mobistar /2/                                                    8,724                 623,024
CHEMICALS-DIVERSIFIED (1.75%)
 K+S                                                             9,930                 426,354
 Mitsubishi Gas Chemical                                       244,531               1,042,776
                                                                                     1,469,130
CHEMICALS-SPECIALTY (0.91%)
 Methanex                                                       51,280                 765,827
COATINGS & PAINT (0.95%)
 Kansai Paint /1/                                              127,554                 792,764
COMMERCIAL BANKS (3.08%)
 Amagerbanken                                                      490                  56,429
 Banco BPI                                                     103,321                 387,540
 Bank of Kyoto /1/                                             109,135                 707,994
 Bank of Piraeus                                                29,745                 345,050
 Dah Sing Financial                                             50,020                 357,604
 Jyske Bank /2/                                                  6,580                 428,300
 Wing Hang Bank                                                 45,931                 300,393
                                                                                     2,583,310
COMMUNICATIONS SOFTWARE (0.25%)
 Telelogic /2/                                                 107,371                 211,639
COMPUTER DATA SECURITY (0.19%)
 Oberthur Card Systems /2/                                      22,980                 155,549
COMPUTER SERVICES (0.32%)
 ALTEN /2/                                                       7,516                 146,464
 EDB Business Partner /2/                                       18,036                 118,963
                                                                                       265,427
COMPUTERS-INTEGRATED SYSTEMS (0.83%)
 Ingenico                                                       18,353                 333,027
 NIWS /1/                                                          144                 365,830
                                                                                       698,857
COMPUTERS-PERIPHERAL EQUIPMENT (1.09%)
 Logitech International /2/                                     12,902                 625,107
 Roland /1/                                                      5,924                 288,635
                                                                                       913,742
CONSULTING SERVICES (1.30%)
 Savills                                                        29,798                 230,512
 WS Atkins                                                      73,405                 856,089
                                                                                     1,086,601
CONTAINERS-PAPER & PLASTIC (0.29%)
 Huhtamaki Oyj                                                  17,910                 240,238
COOPERATIVE BANKS (0.50%)
 Banco Popolare di Verona e Novara                              23,819                 417,715
COSMETICS & TOILETRIES (0.31%)
 Body Shop International                                        85,257                 263,427
                                                               Shares
                                                                Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISTRIBUTION-WHOLESALE (0.93%)
                                                                                  $
 Doshisha /1/                                                   10,323                 358,727
 Inchcape                                                       14,855                 418,535
                                                                                       777,262
DIVERSIFIED MANUFACTURING OPERATIONS (0.63%)
 Charter /2/                                                    80,792                 266,079
 NKT Holding                                                    11,559                 264,300
                                                                                       530,379
DIVERSIFIED MINERALS (0.91%)
 Inmet Mining /2/                                               43,784                 757,670
ELECTRIC-TRANSMISSION (0.36%)
 Red Electrica de Espana                                        16,463                 299,549
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.46%)
 Citizen Electronics                                             6,099                 320,956
 KOA                                                            23,341                 175,140
 LG Micron                                                       5,586                 258,562
 Nihon Dempa Kogyo                                              14,469                 298,005
 Star Micronics                                                 21,214                 168,611
                                                                                     1,221,274
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.18%)
 Kontron /2/                                                    19,089                 150,549
ELECTRONIC MEASUREMENT INSTRUMENTS (0.38%)
 Techem /2/                                                     11,629                 319,917
ELECTRONIC SECURITY DEVICES (0.20%)
 Eltek                                                          19,264                 168,844
ENERGY-ALTERNATE SOURCES (0.57%)
 Gamesa Corporacion Tecnologica /1/                             32,676                 479,292
ENTERPRISE SOFTWARE & SERVICE (0.14%)
 Unit 4 Agresso /2/                                              8,533                 119,863
EXTENDED SERVICE CONTRACTS (0.15%)
 Accord Customer Care Solutions /2/                            296,688                 124,237
FINANCE-CONSUMER LOANS (0.42%)
 Lopro /1/                                                      48,571                 352,114
FINANCE-INVESTMENT BANKER & BROKER (0.43%)
 Ichiyoshi Securities /1/                                       48,006                 361,956
FINANCE-LEASING COMPANY (1.01%)
 Ricoh Leasing                                                  13,922                 334,108
 Sumisho Lease                                                  14,268                 515,235
                                                                                       849,343
FINANCE-MORTGAGE LOAN/BANKER (0.44%)
 Kensington Group                                               50,105                 365,843
FINANCE-OTHER SERVICES (0.99%)
 Aktiv Kapital                                                  27,240                 420,851
 SFE /1/                                                        75,871                 403,935
                                                                                       824,786
FINANCIAL GUARANTEE INSURANCE (0.69%)
 Euler Hermes /2/                                                9,565                 575,573
                                                               Shares
                                                                Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-CONFECTIONERY (0.23%)
                                                                                  $
 Lindt & Spruengli                                                  16                 190,919
FOOD-DAIRY PRODUCTS (0.31%)
 Morinaga Milk Industry                                         59,433                 255,603
FOOD-FLOUR & GRAIN (0.89%)
 Nisshin Seifun Group /1/                                       76,998                 743,328
FOOD-MISCELLANEOUS/DIVERSIFIED (0.34%)
 IAWS Group                                                     23,002                 285,685
FOOD-RETAIL (1.27%)
 Colruyt /1/                                                     7,530               1,056,805
 Colruyt - Rights /2/                                            7,530                  10,007
                                                                                     1,066,812
FOOD-WHOLESALE & DISTRIBUTION (0.70%)
 Kesko                                                          26,912                 588,943
FORESTRY (0.68%)
 Great Southern Plantations /1/                                117,581                 271,692
 West Fraser Timber                                              7,050                 295,247
                                                                                       566,939
HOUSEWARES (0.17%)
 Noritake /1/                                                   35,458                 138,338
HUMAN RESOURCES (2.64%)
 Capita Group                                                  120,260                 717,046
 Michael Page International                                    261,854                 873,045
 Ranstad Holding                                                17,136                 620,610
                                                                                     2,210,701
IMPORT & EXPORT (0.26%)
 Advan                                                          17,968                 219,434
INSTRUMENTS-SCIENTIFIC (0.15%)
 As One /1/                                                      4,512                 124,861
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.03%)
 Kennedy-Wilson Japan /2/                                           82                 319,176
 Muenchmeyer Petersen Capital                                    7,646                 546,039
                                                                                       865,215
MACHINERY-GENERAL INDUSTRY (1.88%)
 Harmonic Drive Systems                                             21                 156,240
 MAN                                                            25,786                 880,721
 Okuma /2/                                                     106,001                 317,382
 Saurer /2/                                                      4,112                 223,926
                                                                                     1,578,269
MEDICAL INSTRUMENTS (0.75%)
 Sysmex                                                         11,750                 433,902
 Topcon /2/                                                     18,438                 196,065
                                                                                       629,967
MEDICAL PRODUCTS (1.58%)
 Phonak Holding                                                 18,520                 593,998
 Straumann Holding                                               3,419                 725,583
                                                                                     1,319,581
MEDICAL-BIOMEDICAL/GENE (1.08%)
 Bavarian Nordic /2/                                             2,525                 226,726
 Crucell /2/                                                    23,863                 196,499
                                                               Shares
                                                                Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (CONTINUED)
                                                                                  $
 Genmab /2/                                                     13,316                 200,020
 GPC Biotech /2/                                                20,447                 279,347
                                                                                       902,592
MEDICAL-DRUGS (1.14%)
 Axcan Pharmaceuticals                                          17,976                 278,684
 Fujirebio                                                      14,918                 204,384
 Orion OYJ /1/                                                  34,654                 473,443
                                                                                       956,511
MEDICAL-NURSING HOMES (0.41%)
 Extendicare /2/                                                26,623                 342,057
METAL PROCESSORS & FABRICATION (0.72%)
 KITZ                                                          123,070                 599,633
METAL-IRON (0.34%)
 Portman                                                       176,780                 280,431
MISCELLANEOUS MANUFACTURERS (0.32%)
 Balda                                                          14,613                 124,323
 IDT International                                             590,547                 142,373
                                                                                       266,696
MORTGAGE BANKS (1.88%)
 Home Capital Group /2/                                         18,394                 346,064
 Hypo Real Estate Holding /2/                                   35,989               1,229,204
                                                                                     1,575,268
MULTI-LINE INSURANCE (0.74%)
 Topdanmark /2/                                                  9,689                 622,582
MULTIMEDIA (0.22%)
 NRJ Group                                                       9,174                 182,306
NON-HOTEL GAMBLING (1.86%)
 Paddy Power                                                    39,432                 465,258
 William Hill                                                  112,755               1,090,571
                                                                                     1,555,829
OIL COMPANY-EXPLORATION & PRODUCTION (2.91%)
 Acclaim Energy Trust /2/                                       59,419                 695,816
 Paladin Resources                                             321,534                 878,565
 Tap Oil /2/                                                   176,276                 211,958
 Tullow Oil                                                    252,224                 653,810
                                                                                     2,440,149
PHOTO EQUIPMENT & SUPPLIES (0.33%)
 Tamron                                                          7,475                 276,714
PROPERTY & CASUALTY INSURANCE (1.71%)
 Admiral Group /2/                                              26,578                 138,391
 Amlin                                                         165,683                 463,209
 Dongbu Insurance                                               31,310                 151,180
 Northbridge Financial                                           6,445                 118,760
 Promina Group                                                 170,342                 558,944
                                                                                     1,430,484
PROPERTY TRUST (0.78%)
 Commonwealth Property Office Fund                             737,613                 657,177
PUBLIC THOROUGHFARES (0.67%)
 Autostrada Torino                                              27,070                 558,108
                                                               Shares
                                                                Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLISHING-BOOKS (0.20%)
                                                                                  $
 Bloomsbury Publishing                                          37,020                 168,144
PUBLISHING-NEWSPAPERS (1.34%)
 Gruppo Editoriale L'Espresso /1/                              106,228                 587,112
 Trinity Mirror                                                 44,881                 533,578
                                                                                     1,120,690
PUBLISHING-PERIODICALS (0.86%)
 United Business Media                                          85,230                 721,015
QUARRYING (0.64%)
 Eramet                                                          6,773                 538,372
REAL ESTATE MANAGEMENT & SERVICES (1.60%)
 Corio                                                          15,893                 762,127
 Goldcrest                                                       5,633                 329,143
 Iida Home Max                                                   9,509                 246,752
                                                                                     1,338,022
REAL ESTATE OPERATOR & DEVELOPER (3.69%)
 Inmobiliaria Colonial /1/                                      22,719                 768,913
 Inmobiliaria Urbis                                             39,358                 450,698
 Kerry Properties /1/                                          206,782                 389,802
 NHP                                                           199,588                 846,930
 Slough Estates                                                 74,895                 631,552
                                                                                     3,087,895
RENTAL-AUTO & EQUIPMENT (0.39%)
 Northgate                                                      25,673                 326,357
RETAIL-APPAREL & SHOE (1.97%)
 Aoki International                                             14,421                 178,340
 Next                                                           43,237               1,276,868
 Right On                                                        7,029                 197,052
                                                                                     1,652,260
RETAIL-BUILDING PRODUCTS (0.97%)
 Grafton Group /2/                                              87,955                 816,024
RETAIL-CONSUMER ELECTRONICS (1.22%)
 Carphone Warehouse                                            312,992                 842,482
 JB Hi-Fi                                                       80,793                 180,249
                                                                                     1,022,731
RETAIL-DRUG STORE (0.22%)
 Tsuruha                                                         7,012                 184,501
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.68%)
 Ryohin Keikaku                                                 13,220                 570,949
RETAIL-SPORTING GOODS (0.09%)
 Blacks Leisure Group                                           10,000                  78,444
RETAIL-VIDEO RENTAL (0.26%)
 GEO                                                                86                 215,361
RUBBER-TIRES (2.10%)
 Continental                                                    19,674               1,067,814
 Sumitomo Rubber Industries /1/                                 71,563                 692,158
                                                                                     1,759,972
SEMICONDUCTOR EQUIPMENT (0.28%)
 ASM Pacific Technology /1/                                     71,304                 233,625
                                                               Shares
                                                                Held                 Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SOAP & CLEANING PRODUCTS (0.74%)
                                                                                  $
 McBride                                                       230,230                 618,669
STEEL PRODUCERS (3.38%)
 Dongkuk Steel Mill                                             39,990                 430,635
 Gerdau AmeriSteel /2/                                          26,594                 130,285
 INI Steel                                                      29,090                 323,363
 IPSCO                                                          33,830                 942,819
 OneSteel                                                      311,445                 685,809
 Russel Metals                                                  30,926                 315,235
                                                                                     2,828,146
TELECOMMUNICATION EQUIPMENT (2.41%)
 GN Store Nord                                                  63,040                 636,544
 TANDBERG /1/                                                   50,845                 458,863
 TANDBERG Television /1 2/                                     102,937                 768,415
 VTech Holdings                                                 80,981                 152,656
                                                                                     2,016,478
TELEVISION (1.09%)
 Antena 3 Television /2/                                        15,269                 908,760
TEXTILE-PRODUCTS (0.33%)
 Nitto Boseki                                                  157,036                 277,839
TRANSPORT-MARINE (2.23%)
 Dampskibsselskabet Torm                                        10,753                 304,198
 Kawasaki Kisen Kaisha /1/                                     144,357                 987,572
 Orient Overseas International                                 143,157                 572,771
                                                                                     1,864,541
TRANSPORT-SERVICES (0.77%)
 Toll Holdings                                                  77,318                 647,981
VENTURE CAPITAL (0.17%)
 Japan Asia Investment /1/                                      38,873                 144,608
WATER (1.36%)
 Kelda Group                                                   117,794               1,140,374
WEB PORTALS (0.26%)
 Iliad                                                           9,141                 215,709
WIRELESS EQUIPMENT (1.17%)
 Hitachi Kokusai Electric                                       26,517                 165,288
 Uniden                                                         38,683                 812,513
                                                                                       977,801
                                  TOTAL COMMON STOCKS                               81,620,311

                                                               Shares
                                                                Held                 Value
------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.66%)
TELEVISION (0.66%)
 ProSiebenSat.1 Media                                           30,121                 549,931
                               TOTAL PREFERRED STOCKS                                  549,931

                                                              Principal
                                                                Amount                Value
------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.03%)
TOOLS-HAND HELD (2.03%)
 Stanley Works
                                                           $                      $
  1.83%; 10/01/04                                            1,700,000               1,700,000
                               TOTAL COMMERCIAL PAPER                                1,700,000

                                                             Maturity
                                                              Amount                   Value
------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (12.02%)
 UBS Securities; 1.87%; dated 09/30/04
  maturing 10/01/04 (collateralized by GNMA;                                      $
  $10,861,615; 07/15/16) /3/                               $10,070,680              10,070,156
                          TOTAL REPURCHASE AGREEMENTS                               10,070,156
                                                                                  ------------

                TOTAL PORTFOLIO INVESTMENTS (112.17%)                               93,940,398
LIABILITIES, NET OF CASH AND RECEIVABLES (-12.17%)                                 (10,190,280)
                           TOTAL NET ASSETS (100.00%)                             $ 83,750,118
                                                                                  ---------------

/1/ Security or a portion of the security was on loan at the end of the period. /2/ Non-income producing security.
/3/ Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation                                 $16,257,267
Unrealized Depreciation                                  (1,282,109)
                                                       ---------------
Net Unrealized Appreciation (Depreciation)               14,975,158
Cost for federal income tax purposes                    $78,965,240

                            SCHEDULE OF INVESTMENTS
                         INTERNATIONAL SMALLCAP ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)

                          Investments by Country
--------------------------------------------------------------------
                                                 Percentage of
   Country                      Value             Total Value
--------------------------------------------------------------------
Austrailia                   $ 5,139,125               5.47%
Austria                          246,749               0.26
Belgium                        1,689,837               1.80
Canada                         4,988,464               5.31
Cayman Islands                   333,471               0.35
Denmark                        3,628,403               3.86
Finland                        1,302,624               1.39
France                         3,454,532               3.68
Germany                        6,817,758               7.26
Greece                           345,050               0.37
Hong Kong                      2,372,143               2.52
Ireland                        2,257,448               2.40
Italy                          1,707,652               1.82
Japan                         16,898,190              17.99
Korea                          1,803,048               1.92
Netherlands                    1,699,099               1.81
Norway                         1,935,936               2.06
Portugal                         387,541               0.41
Singapore                        124,237               0.13
Spain                          3,071,480               3.27
Sweden                           211,639               0.23
Switzerland                    4,749,437               5.06
United Kingdom                17,006,379              18.10
United States                 11,770,156              12.53
                          -----------------         ---------
                             $93,940,398             100.00%
                          -----------------         ---------
                          -----------------         ---------

                            SCHEDULE OF INVESTMENTS
                             LARGECAP BLEND ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (98.50%)
AEROSPASE & DEFENSE (0.65%)
                                                                      $
 Boeing                                              4,800                247,776
 Raytheon                                            2,200                 83,556
 Rockwell Collins                                    4,500                167,130
                                                                          498,462
AEROSPACE & DEFENSE EQUIPMENT (0.98%)
 General Dynamics                                    1,200                122,520
 Lockheed Martin                                     6,300                351,414
 United Technologies                                 3,000                280,140
                                                                          754,074
AGRICULTURAL CHEMICALS (0.50%)
 Agrium                                              6,600                117,216
 IMC Global /1/                                      4,600                 79,994
 Potash Corp. of Saskatchewan                        3,000                192,510
                                                                          389,720
AIRLINES (0.12%)
 Southwest Airlines                                  6,700                 91,254
APPLIANCES (0.13%)
 Maytag                                              2,000                 36,740
 Whirlpool                                           1,100                 66,099
                                                                          102,839
APPLICATIONS SOFTWARE (3.18%)
 Intuit /1/                                          3,000                136,200
 Mercury Interactive /1/                             2,700                 94,176
 Microsoft                                          76,300              2,109,695
 Red Hat /1/                                         8,300                101,592
 Siebel Systems /1/                                  2,300                 17,342
                                                                        2,459,005
AUDIO & VIDEO PRODUCTS (0.07%)
 Digital Theater Systems /1/                         2,800                 51,100
AUTO-CARS & LIGHT TRUCKS (0.51%)
 General Motors                                      9,200                390,816
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.15%)
 Paccar                                              1,700                117,504
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.13%)
 Lear                                                  700                 38,115
 TRW Automotive Holdings /1/                         3,400                 64,090
                                                                          102,205
BEVERAGES-NON-ALCOHOLIC (2.15%)
 Coca-Cola                                          20,000                801,000
 Cott /1/                                            5,100                147,084
 Pepsico                                            14,700                715,155
                                                                        1,663,239
BREWERY (0.25%)
 Anheuser-Busch                                      3,900                194,805
BROADCASTING SERVICES & PROGRAMMING (0.19%)
 Liberty Media /1/                                  16,800                146,496
CABLE TV (0.10%)
 Comcast /1/                                         2,800                 79,072
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CASINO HOTELS (0.06%)
                                                                      $
 Station Casinos                                     1,000                 49,040
CASINO SERVICES (0.28%)
 International Game Technology                       6,000                215,700
CELLULAR TELECOMMUNICATIONS (0.81%)
 Crown Castle International /1/                      5,100                 75,888
 Nextel Communications /1/                          14,300                340,912
 Nextel Partners /1/                                 5,800                 96,164
 Western Wireless /1/                                4,400                113,124
                                                                          626,088
CHEMICALS-DIVERSIFIED (0.75%)
 Dow Chemical                                        9,100                411,138
 E. I. Du Pont de Nemours                            3,900                166,920
                                                                          578,058
CHEMICALS-SPECIALTY (0.32%)
 Cabot                                               1,800                 69,426
 Ferro                                               1,800                 39,258
 Great Lakes Chemical                                  600                 15,360
 Millennium Chemicals /1/                            4,600                 97,566
 Minerals Technologies                                 400                 23,544
                                                                          245,154
CIRCUIT BOARDS (0.15%)
 Jabil Circuit /1/                                   5,100                117,300
COMMERCIAL SERVICE-FINANCE (0.16%)
 Moody's                                             1,700                124,525
COMPUTER SERVICES (0.53%)
 Affiliated Computer Services /1/                    4,300                239,381
 DST Systems /1/                                     3,800                168,986
                                                                          408,367
COMPUTERS (1.50%)
 Gateway /1/                                         5,000                 24,750
 Hewlett-Packard                                    17,200                322,500
 International Business Machines                     9,500                814,530
                                                                        1,161,780
COMPUTERS-INTEGRATED SYSTEMS (1.51%)
 Dell /1/                                           32,900              1,171,240
COMPUTERS-MEMORY DEVICES (0.15%)
 Veritas Software /1/                                6,400                113,920
COMPUTERS-PERIPHERAL EQUIPMENT (0.16%)
 Lexmark International /1/                           1,500                126,015
CONSUMER PRODUCTS-MISCELLANEOUS (0.49%)
 Clorox                                              3,000                159,900
 Fortune Brands                                      3,000                222,270
                                                                          382,170
COSMETICS & TOILETRIES (2.54%)
 Colgate-Palmolive                                   3,700                167,166
 Gillette                                            7,700                321,398
 Kimberly-Clark                                      3,100                200,229
 Procter & Gamble                                   23,500              1,271,820
                                                                        1,960,613
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CRUISE LINES (0.44%)
                                                                      $
 Carnival                                            5,600                264,824
 Royal Caribbean Cruises                             1,800                 78,480
                                                                          343,304
DATA PROCESSING & MANAGEMENT (0.79%)
 Automatic Data Processing                           8,500                351,220
 First Data                                          4,400                191,400
 Fiserv /1/                                          1,900                 66,234
                                                                          608,854
DECISION SUPPORT SOFTWARE (0.12%)
 NetIQ /1/                                           8,800                 94,160
DISPOSABLE MEDICAL PRODUCTS (0.09%)
 C.R. Bard                                           1,200                 67,956
DISTRIBUTION-WHOLESALE (0.20%)
 CDW                                                 2,600                150,878
DIVERSIFIED MANUFACTURING OPERATIONS (6.50%)
 Danaher                                             5,000                256,400
 General Electric                                   95,500              3,206,890
 Honeywell International                            10,700                383,702
 Illinois Tool Works                                 3,500                326,095
 ITT Industries                                        600                 47,994
 Roper Industries                                    1,400                 80,444
 Tyco International                                 23,700                726,642
                                                                        5,028,167
DIVERSIFIED MINERALS (0.20%)
 BHP Billiton                                        7,600                157,700
E-COMMERCE-SERVICES (1.06%)
 eBay /1/                                            5,500                505,670
 InterActiveCorp /1/                                12,100                266,442
 Monster Worldwide /1/                               1,800                 44,352
                                                                          816,464
ELECTRIC-INTEGRATED (2.81%)
 American Electric Power                             3,800                121,448
 Constellation Energy Group                          1,400                 55,776
 Duke Energy                                        13,400                306,726
 Edison International                                3,600                 95,436
 El Paso Electric /1/                                3,100                 49,817
 Entergy                                             2,000                121,220
 Exelon                                              5,000                183,450
 FirstEnergy                                         6,800                279,344
 NiSource                                            5,400                113,454
 PG&E /1/                                            4,900                148,960
 Pinnacle West Capital                               2,800                116,200
 PPL                                                 3,700                174,566
 Southern                                            2,900                 86,942
 TECO Energy                                         4,400                 59,532
 TXU                                                 5,500                263,560
                                                                        2,176,431
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.97%)
 Intel                                              48,500                972,910
 QLogic /1/                                          5,600                165,816
 Texas Instruments                                  10,200                217,056
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                      $
 Xilinx                                              6,300                170,100
                                                                        1,525,882
ENTERPRISE SOFTWARE & SERVICE (0.73%)
 Oracle /1/                                         50,000                564,000
FIDUCIARY BANKS (0.66%)
 Investors Financial Services                        3,500                157,955
 State Street                                        8,300                354,493
                                                                          512,448
FILTRATION & SEPARATION PRODUCTS (0.11%)
 Pall                                                3,300                 80,784
FINANCE-CONSUMER LOANS (0.33%)
 SLM                                                 5,700                254,220
FINANCE-CREDIT CARD (0.63%)
 American Express                                    9,400                483,724
FINANCE-INVESTMENT BANKER & BROKER (4.06%)
 Charles Schwab                                     10,900                100,171
 Citigroup                                          36,560              1,613,027
 Goldman Sachs Group                                 4,000                372,960
 Legg Mason                                            600                 31,962
 Lehman Brothers Holdings                            2,300                183,356
 Merrill Lynch                                       8,000                397,760
 Morgan Stanley                                      8,900                438,770
                                                                        3,138,006
FINANCE-MORTGAGE LOAN/BANKER (1.03%)
 Federal Home Loan Mortgage                          6,600                430,584
 Federal National Mortgage Association               5,800                367,720
                                                                          798,304
FINANCIAL GUARANTEE INSURANCE (0.57%)
 Ambac Financial Group                               1,000                 79,950
 MGIC Investment                                     3,300                219,615
 Radian Group                                        3,000                138,690
                                                                          438,255
FOOD-CONFECTIONERY (0.12%)
 Hershey Foods                                       2,000                 93,420
FOOD-MISCELLANEOUS/DIVERSIFIED (0.69%)
 Campbell Soup                                       4,300                113,047
 General Mills                                       4,900                220,010
 H.J. Heinz                                          2,200                 79,244
 Kellogg                                             2,900                123,714
                                                                          536,015
FOOD-WHOLESALE & DISTRIBUTION (0.19%)
 Sysco                                               4,800                143,616
GOLD MINING (0.47%)
 Newmont Mining                                      7,900                359,687
HEALTH CARE COST CONTAINMENT (0.16%)
 Caremark Rx /1/                                     3,800                121,866
HOME DECORATION PRODUCTS (0.10%)
 Newell Rubbermaid                                   3,900                 78,156
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOTELS & MOTELS (0.17%)
                                                                      $
 Fairmont Hotels & Resorts                           1,000                 27,320
 Marriott International                              2,000                103,920
                                                                          131,240
HUMAN RESOURCES (0.19%)
 Manpower                                            1,600                 71,184
 Robert Half International                           3,000                 77,310
                                                                          148,494
INSURANCE BROKERS (0.28%)
 Marsh & McLennan                                    4,800                219,648
INTERNET APPLICATION SOFTWARE (0.17%)
 MatrixOne /1/                                       8,400                 42,504
 Verity /1/                                          6,700                 86,296
                                                                          128,800
INTERNET BROKERS (0.64%)
 Ameritrade Holding /1/                             30,100                361,501
 E*trade Group /1/                                  11,600                132,472
                                                                          493,973
INTERNET SECURITY (0.05%)
 CheckFree /1/                                       1,400                 38,738
INVESTMENT MANAGEMENT & ADVISORY
  SERVICES (0.29%)
 Federated Investors                                 3,000                 85,320
 Franklin Resources                                  2,500                139,400
                                                                          224,720
LEISURE & RECREATION PRODUCTS (0.28%)
 Brunswick                                           3,100                141,856
 WMS Industries /1/                                  2,900                 74,501
                                                                          216,357
LIFE & HEALTH INSURANCE (0.37%)
 Aflac                                               1,000                 39,210
 Genworth Financial                                  6,700                156,110
 UnumProvident                                       6,000                 94,140
                                                                          289,460
MACHINERY-FARM (0.31%)
 Deere                                               3,700                238,835
MEDICAL INSTRUMENTS (1.52%)
 Biomet                                              2,400                112,512
 Boston Scientific /1/                               6,500                258,245
 Guidant                                             3,300                217,932
 Medtronic                                           8,600                446,340
 St. Jude Medical /1/                                1,900                143,013
                                                                        1,178,042
MEDICAL LABORATORY & TESTING SERVICE (0.12%)
 Laboratory Corp. of America Holdings /1/            2,200                 96,184
MEDICAL PRODUCTS (2.23%)
 Baxter International                                4,600                147,936
 Becton Dickinson                                    1,500                 77,550
 Johnson & Johnson                                  22,100              1,244,893
 Stryker                                             2,600                125,008
 Zimmer Holdings /1/                                 1,600                126,464
                                                                        1,721,851
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (1.28%)
                                                                      $
 Amgen /1/                                          11,400                646,152
 Biogen Idec /1/                                     3,100                189,627
 Chiron /1/                                          1,600                 70,720
 Genentech /1/                                       1,600                 83,872
                                                                          990,371
MEDICAL-DRUGS (5.11%)
 Abbott Laboratories                                 8,800                372,768
 Cephalon /1/                                          900                 43,110
 Eli Lilly                                           8,900                534,445
 Forest Laboratories /1/                             4,700                211,406
 Medimmune /1/                                       3,400                 80,580
 Merck                                              16,300                537,900
 Pfizer                                             54,500              1,667,700
 Schering-Plough                                     4,600                 87,676
 Wyeth                                              11,200                418,880
                                                                        3,954,465
MEDICAL-GENERIC DRUGS (0.05%)
 Watson Pharmaceutical /1/                           1,200                 35,352
MEDICAL-HMO (0.94%)
 Anthem /1/                                          1,700                148,325
 UnitedHealth Group                                  7,800                575,172
                                                                          723,497
MEDICAL-HOSPITALS (0.19%)
 HCA                                                 3,900                148,785
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.28%)
 AmerisourceBergen                                   1,100                 59,081
 Cardinal Health                                     3,600                157,572
                                                                          216,653
METAL-ALUMINUM (0.30%)
 Alcoa                                               6,900                231,771
METAL-DIVERSIFIED (0.07%)
 Freeport-McMoran Copper & Gold                      1,400                 56,700
MISCELLANEOUS INVESTING (0.35%)
 Duke-Weeks Realty                                   3,500                116,200
 Simon Property Group                                1,100                 58,993
 United Dominion Realty Trust                        4,600                 91,218
                                                                          266,411
MONEY CENTER BANKS (3.13%)
 Bank of America                                    23,886              1,034,981
 JP Morgan Chase                                    34,788              1,382,127
                                                                        2,417,108
MOTORCYCLE & MOTOR SCOOTER (0.06%)
 Harley-Davidson                                       800                 47,552
MULTI-LINE INSURANCE (2.82%)
 American International Group                       20,100              1,366,599
 Hartford Financial Services Group                   3,100                191,983
 Prudential Financial                                5,400                254,016
 Safeco                                              8,100                369,765
                                                                        2,182,363
MULTIMEDIA (2.09%)
 E.W. Scripps                                          800                 38,224
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTIMEDIA (CONTINUED)
                                                                      $
 Gannett                                             2,400                201,024
 McGraw-Hill                                         1,500                119,535
 Meredith                                              500                 25,690
 Time Warner /1/                                    43,100                695,634
 Viacom                                             14,800                496,688
 Walt Disney                                         1,800                 40,590
                                                                        1,617,385
NETWORKING PRODUCTS (1.44%)
 Cisco Systems /1/                                  51,700                935,770
 Emulex /1/                                          3,900                 44,928
 Juniper Networks /1/                                2,500                 59,000
 Lucent Technologies /1/                            24,300                 77,031
                                                                        1,116,729
NON-HAZARDOUS WASTE DISPOSAL (0.29%)
 Waste Management                                    8,300                226,922
OFFICE AUTOMATION & EQUIPMENT (0.09%)
 Pitney Bowes                                        1,600                 70,560
OIL & GAS DRILLING (0.27%)
 Nabors Industries /1/                                 600                 28,410
 Transocean Sedco Forex /1/                          5,100                182,478
                                                                          210,888
OIL COMPANY-EXPLORATION & PRODUCTION (0.54%)
 Anadarko Petroleum                                  1,700                112,812
 Devon Energy                                          600                 42,606
 EOG Resources                                       1,000                 65,850
 Murphy Oil                                          2,300                199,571
                                                                          420,839
OIL COMPANY-INTEGRATED (5.43%)
 ChevronTexaco                                      17,800                954,792
 ConocoPhillips                                      6,300                521,955
 Exxon Mobil                                        51,000              2,464,830
 Occidental Petroleum                                1,300                 72,709
 TotalFinaElf                                        1,800                183,906
                                                                        4,198,192
OIL FIELD MACHINERY & EQUIPMENT (0.18%)
 FMC Technologies /1/                                1,900                 63,460
 Grant Prideco /1/                                   3,600                 73,764
                                                                          137,224
OIL-FIELD SERVICES (0.84%)
 Baker Hughes                                        3,700                161,764
 BJ Services                                         1,200                 62,892
 Schlumberger                                        6,300                424,053
                                                                          648,709
OPTICAL SUPPLIES (0.03%)
 Bausch & Lomb                                         300                 19,935
PAPER & RELATED PRODUCTS (0.65%)
 Bowater                                               800                 30,552
 International Paper                                 4,600                185,886
 MeadWestvaco                                        3,000                 95,700
 Potlatch                                            2,500                117,025
 Weyerhaeuser                                        1,100                 73,128
                                                                          502,291
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PHARMACY SERVICES (0.04%)
                                                                      $
 Medco Health Solutions /1/                            900                 27,810
PIPELINES (0.07%)
 Dynegy /1/                                          8,200                 40,918
 Williams                                            1,300                 15,730
                                                                           56,648
PROPERTY & CASUALTY INSURANCE (1.55%)
 Progressive                                         1,500                127,125
 St. Paul                                           25,915                856,750
 XL Capital                                          2,900                214,571
                                                                        1,198,446
PUBLISHING-NEWSPAPERS (0.22%)
 New York Times                                      2,000                 78,200
 Washington Post                                       100                 92,000
                                                                          170,200
REGIONAL BANKS (3.72%)
 Comerica                                           12,800                759,680
 SunTrust Banks                                      2,100                147,861
 U.S. Bancorp                                       38,600              1,115,540
 Wachovia                                            8,600                403,770
 Wells Fargo                                         7,500                447,225
                                                                        2,874,076
REINSURANCE (0.16%)
 AXIS Capital Holdings                               4,600                119,600
RETAIL-APPAREL & SHOE (0.58%)
 Abercrombie & Fitch                                 3,800                119,700
 Christopher & Banks                                 3,700                 59,237
 Hot Topic /1/                                       6,800                115,872
 Ross Stores                                         6,700                157,048
                                                                          451,857
RETAIL-AUTO PARTS (0.08%)
 O'Reilly Automotive /1/                             1,700                 65,093
RETAIL-BUILDING PRODUCTS (1.28%)
 Home Depot                                         16,500                646,800
 Lowe's                                              6,300                342,405
                                                                          989,205
RETAIL-CONSUMER ELECTRONICS (0.20%)
 Best Buy                                            2,900                157,296
RETAIL-DISCOUNT (3.08%)
 Dollar Tree Stores /1/                              2,500                 67,375
 Family Dollar Stores                                6,600                178,860
 Target                                             12,300                556,575
 TJX                                                 4,700                103,588
 Wal-Mart Stores                                    27,800              1,478,960
                                                                        2,385,358
RETAIL-DRUG STORE (0.65%)
 CVS                                                 3,500                147,455
 Walgreen                                            9,900                354,717
                                                                          502,172
RETAIL-OFFICE SUPPLIES (0.11%)
 Staples                                             2,800                 83,496
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-PET FOOD & SUPPLIES (0.03%)
                                                                      $
 PETsMART                                              900                 25,551
RETAIL-REGIONAL DEPARTMENT STORE (0.40%)
 Kohl's /1/                                          6,400                308,416
RETAIL-RESTAURANTS (0.89%)
 McDonald's                                          6,500                182,195
 Panera Bread /1/                                    4,200                157,668
 RARE Hospitality International /1/                  5,700                151,905
 Starbucks /1/                                       2,700                122,742
 Yum! Brands                                         1,800                 73,188
                                                                          687,698
SATELLITE TELECOM (0.21%)
 EchoStar Communications /1/                         5,300                164,936
SCHOOLS (0.11%)
 Apollo Group /1/                                    1,200                 88,044
SEMICONDUCTOR COMPONENT-INTEGRATED
  CIRCUITS (0.62%)
 Analog Devices                                      4,700                182,266
 Linear Technology                                   3,500                126,840
 Maxim Integrated Products                           4,000                169,160
                                                                          478,266
SEMICONDUCTOR EQUIPMENT (0.50%)
 Applied Materials /1/                              12,900                212,721
 Kla-Tencor /1/                                      2,800                116,144
 Novellus Systems /1/                                2,300                 61,157
                                                                          390,022
STEEL PRODUCERS (0.53%)
 International Steel Group /1/                       2,200                 74,140
 Nucor                                               3,700                338,069
                                                                          412,209
TELECOMMUNICATION EQUIPMENT (0.69%)
 Andrew /1/                                          1,000                 12,240
 Comverse Technology /1/                             1,200                 22,596
 Qualcomm                                           12,800                499,712
                                                                          534,548
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.18%)
 Corning /1/                                        11,300                125,204
 JDS Uniphase /1/                                    4,800                 16,176
                                                                          141,380
TELEPHONE-INTEGRATED (2.93%)
 AT&T                                                4,000                 57,280
 SBC Communications                                 29,000                752,550
 Sprint                                             22,300                448,899
 Verizon Communications                             25,500              1,004,190
                                                                        2,262,919
THERAPEUTICS (0.24%)
 Gilead Sciences /1/                                 4,900                183,162
TOBACCO (1.21%)
 Altria Group                                       19,900                936,096
TOYS (0.16%)
 Hasbro                                              5,500                103,400
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOYS (CONTINUED)
                                                                      $
 Mattel                                              1,200                 21,756
                                                                          125,156
TRANSPORT-RAIL (0.45%)
 CSX                                                 5,800                192,560
 Union Pacific                                       2,700                158,220
                                                                          350,780
TRANSPORT-SERVICES (0.93%)
 United Parcel Service                               9,500                721,240
WEB PORTALS (0.57%)
 Google /1/                                            900                116,640
 Yahoo /1/                                           9,500                322,145
                                                                          438,785
WIRELESS EQUIPMENT (0.51%)
 Motorola                                           18,700                337,348
 Spectrasite /1/                                     1,200                 55,800
                                                                          393,148
                     TOTAL COMMON STOCKS                               76,183,515

                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
PREFERRED STOCKS (0.22%)
MULTIMEDIA (0.22%)
 News                                                5,400                169,182
                  TOTAL PREFERRED STOCKS                                  169,182

                                                  Principal Amount        Value
----------------------------------------------------------------------------------------
TREASURY BONDS (0.07%)
 U.S. Treasury /2/
                                                    $50,000           $
  1.67%; 12/23/04                                                          49,809
                    TOTAL TREASURY BONDS                                   49,809
                                                                      -----------

    TOTAL PORTFOLIO INVESTMENTS (98.79%)                               76,402,506
CASH AND RECEIVABLES, NET OF LIABILITIES (1.21%)                          938,057
              TOTAL NET ASSETS (100.00%)                              $77,340,563
                                                                      -------------

                            SCHEDULE OF INVESTMENTS
                             LARGECAP BLEND ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                            Unrealized
    Contract                     Opening       Current         Gain
      Type        Commitment  Market Value   Market Value     (Loss)
----------------------------------------------------------------------
FUTURES CONTRACTS
9 S&P 500 eMini     Buy         $501,070      $501,705        $635
December, 2004
Futures


/1 //Non-income producing security./
/2 //Security or portion of the security was pledged to cover margin /
  /requirements for futures contracts./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 6,049,018
Unrealized Depreciation                       (3,419,633)
                                             -----------
Net Unrealized Appreciation (Depreciation)     2,629,385
Cost for federal income tax purposes         $73,773,121

                            SCHEDULE OF INVESTMENTS
                         LARGECAP GROWTH EQUITY ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (94.75%)
AEROSPACE & DEFENSE (1.78%)
                                                                      $
 Boeing                                              9,600                495,552
AEROSPACE & DEFENSE EQUIPMENT (0.59%)
 General Dynamics                                      700                 71,470
 United Technologies                                 1,000                 93,380
                                                                          164,850
AGRICULTURAL OPERATIONS (0.07%)
 Monsanto                                              500                 18,210
APPAREL MANUFACTURERS (0.33%)
 Coach /1/                                           2,200                 93,324
APPLICATIONS SOFTWARE (1.56%)
 Microsoft                                          15,100                417,515
 Siebel Systems /1/                                  2,400                 18,096
                                                                          435,611
ATHLETIC FOOTWEAR (0.28%)
 Nike                                                1,000                 78,800
AUDIO & VIDEO PRODUCTS (0.66%)
 Harman International Industries                     1,700                183,175
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.20%)
 Navistar International /1/                          1,500                 55,785
BEVERAGES-NON-ALCOHOLIC (0.96%)
 Coca-Cola                                           2,700                108,135
 Coca-Cola Enterprises                               1,700                 32,130
 Pepsi Bottling Group                                  700                 19,005
 Pepsico                                             2,200                107,030
                                                                          266,300
BUILDING PRODUCTS-AIR & HEATING (0.53%)
 American Standard /1/ /1/                           3,800                147,858
BUILDING-RESIDENTIAL & COMMERCIAL (0.33%)
 DR Horton                                           1,100                 36,421
 NVR /1/                                               100                 55,100
                                                                           91,521
CASINO HOTELS (0.21%)
 Harrah's Entertainment                                600                 31,788
 Mandalay Resort Group                                 400                 27,460
                                                                           59,248
CELLULAR TELECOMMUNICATIONS (0.28%)
 NII Holdings /1/                                    1,900                 78,299
COATINGS & PAINT (0.06%)
 Sherwin-Williams                                      400                 17,584
COMMERCIAL SERVICES (0.14%)
 Alliance Data Systems /1/                             300                 12,168
 Convergys /1/                                       2,100                 28,203
                                                                           40,371
COMPUTER AIDED DESIGN (0.56%)
 Autodesk                                            3,200                155,616
COMPUTER SERVICES (0.14%)
 FactSet Research Systems                              800                 38,560
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
COMPUTERS (0.22%)
                                                                      $
 International Business Machines                       700                 60,018
COMPUTERS-INTEGRATED SYSTEMS (3.96%)
 Dell /1/                                           30,300              1,078,680
 NCR /1/                                               500                 24,795
                                                                        1,103,475
COMPUTERS-PERIPHERAL EQUIPMENT (0.42%)
 Lexmark International /1/                           1,400                117,614
CONSUMER PRODUCTS-MISCELLANEOUS (0.28%)
 Fortune Brands                                        900                 66,681
 Fossil /1/                                            400                 12,376
                                                                           79,057
COSMETICS & TOILETRIES (6.61%)
 Avon Products                                       3,900                170,352
 Estee Lauder                                          700                 29,260
 Gillette                                            6,700                279,658
 Kimberly-Clark                                      6,500                419,835
 Procter & Gamble                                   17,400                941,688
                                                                        1,840,793
DATA PROCESSING & MANAGEMENT (1.51%)
 First Data                                          8,900                387,150
 SEI Investments                                     1,000                 33,680
                                                                          420,830
DENTAL SUPPLIES & EQUIPMENT (0.25%)
 Patterson /1/                                         900                 68,904
DISPOSABLE MEDICAL PRODUCTS (0.24%)
 C.R. Bard                                           1,200                 67,956
DISTRIBUTION-WHOLESALE (0.86%)
 CDW                                                 1,500                 87,045
 Fastenal                                            1,600                 92,160
 Tech Data /1/                                       1,600                 61,680
                                                                          240,885
DIVERSIFIED MANUFACTURING OPERATIONS (2.80%)
 3M                                                  3,100                247,907
 Danaher                                             1,900                 97,432
 General Electric                                    2,800                 94,024
 Honeywell International                             1,500                 53,790
 Illinois Tool Works                                 2,800                260,876
 Textron                                               400                 25,708
                                                                          779,737
DIVERSIFIED OPERATORS-COMMERCIAL
  SERVICES (0.53%)
 Cendant                                             6,900                149,040
DRUG DELIVERY SYSTEMS (0.07%)
 Andrx Group /1/                                       900                 20,124
E-COMMERCE-SERVICES (0.43%)
 eBay /1/                                            1,300                119,522
ELECTRIC-GENERATION (0.23%)
 AES /1/                                             6,300                 62,937
ELECTRIC-INTEGRATED (0.52%)
 Duke Energy                                         1,400                 32,046
 Edison International                                  800                 21,208
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ELECTRIC-INTEGRATED (CONTINUED)
                                                                      $
 PG&E /1/                                            1,900                 57,760
 XCEL Energy                                         2,000                 34,640
                                                                          145,654
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.41%)
 Broadcom /1/                                          600                 16,374
 Intel                                              16,900                339,014
 International Rectifier /1/                           700                 24,010
 Texas Instruments                                  12,600                268,128
 Xilinx                                                900                 24,300
                                                                          671,826
ELECTRONIC FORMS (0.28%)
 Adobe Systems                                       1,600                 79,152
ELECTRONIC MEASUREMENT INSTRUMENTS (0.06%)
 Agilent Technologies /1/                              800                 17,256
ENTERPRISE SOFTWARE & SERVICE (0.61%)
 Computer Associates International                   1,200                 31,560
 Oracle /1/                                         12,200                137,616
                                                                          169,176
ENTERTAINMENT SOFTWARE (0.17%)
 Electronic Arts /1/                                 1,000                 45,990
FINANCE-COMMERCIAL (0.08%)
 CIT Group                                             600                 22,434
FINANCE-CREDIT CARD (1.86%)
 Capital One Financial                               1,000                 73,900
 MBNA                                               16,700                420,840
 Providian Financial /1/                             1,600                 24,864
                                                                          519,604
FINANCE-INVESTMENT BANKER & BROKER (0.09%)
 Legg Mason                                            450                 23,972
FINANCE-MORTGAGE LOAN/BANKER (2.51%)
 Federal Home Loan Mortgage                            700                 45,668
 Federal National Mortgage Association              10,300                653,020
                                                                          698,688
FINANCIAL GUARANTEE INSURANCE (0.09%)
 Ambac Financial Group                                 300                 23,985
FOOD-MISCELLANEOUS/DIVERSIFIED (0.60%)
 ConAgra Foods                                         800                 20,568
 Sara Lee                                            6,400                146,304
                                                                          166,872
FOOD-RETAIL (0.82%)
 Kroger /1/                                          5,200                 80,704
 Safeway /1/                                         2,300                 44,413
 Whole Foods Market                                  1,200                102,948
                                                                          228,065
FOOD-WHOLESALE & DISTRIBUTION (0.60%)
 Sysco                                               5,600                167,552
GAS-DISTRIBUTION (0.07%)
 UGI                                                   500                 18,630
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
HEALTH CARE COST CONTAINMENT (0.16%)
                                                                      $
 McKesson                                            1,700                 43,605
HOTELS & MOTELS (0.27%)
 Marriott International                                400                 20,784
 Starwood Hotels & Resorts Worldwide                 1,200                 55,704
                                                                           76,488
INSTRUMENTS-SCIENTIFIC (0.28%)
 Waters /1/                                          1,800                 79,380
INSURANCE BROKERS (0.20%)
 Marsh & McLennan                                    1,200                 54,912
INTERNET SECURITY (1.12%)
 Symantec /1/                                        5,700                312,816
INVESTMENT MANAGEMENT & ADVISORY
  SERVICES (0.13%)
 T. Rowe Price Group                                   700                 35,658
LIFE & HEALTH INSURANCE (0.18%)
 Aflac                                               1,300                 50,973
LOTTERY SERVICES (0.22%)
 GTECH Holdings                                      2,400                 60,768
MACHINERY-CONSTRUCTION & MINING (0.14%)
 Caterpillar                                           500                 40,225
MEDICAL INSTRUMENTS (1.94%)
 Biomet                                              2,200                103,136
 Boston Scientific /1/                                 800                 31,784
 Guidant                                             5,500                363,220
 Medtronic                                             800                 41,520
                                                                          539,660
MEDICAL LABORATORY & TESTING SERVICE (0.22%)
 Quest Diagnostics                                     700                 61,754
MEDICAL PRODUCTS (5.44%)
 Baxter International                                4,400                141,504
 Becton Dickinson                                    1,200                 62,040
 Cooper                                                400                 27,420
 Henry Schein /1/                                      800                 49,848
 INAMED /1/                                            700                 33,369
 Johnson & Johnson                                  17,200                968,876
 Stryker                                             2,300                110,584
 Varian Medical Systems /1/                          1,000                 34,570
 Zimmer Holdings /1/                                 1,100                 86,944
                                                                        1,515,155
MEDICAL-BIOMEDICAL/GENE (0.26%)
 Amgen /1/                                             900                 51,012
 Invitrogen /1/                                        400                 21,996
                                                                           73,008
MEDICAL-DRUGS (7.76%)
 Abbott Laboratories                                 1,400                 59,304
 Forest Laboratories /1/                             2,200                 98,956
 Merck                                              28,000                924,000
 Pfizer                                             26,600                813,960
 Schering-Plough                                     8,400                160,104
 Valeant Pharmaceuticals International               1,900                 45,828
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

MEDICAL-DRUGS (CONTINUED)
                                                                      $
 Wyeth                                               1,600                 59,840
                                                                        2,161,992
MEDICAL-GENERIC DRUGS (0.05%)
 Eon Labs /1/                                          700                 15,190
MEDICAL-HMO (4.15%)
 Aetna                                               1,400                139,902
 Anthem /1/                                            800                 69,800
 Coventry Health Care /1/                            1,800                 96,066
 Health Net /1/                                      2,300                 56,856
 Humana /1/                                          2,500                 49,950
 Pacificare Health Systems /1/                       1,800                 66,060
 UnitedHealth Group                                  8,500                626,790
 Wellpoint Health Networks /1/                         500                 52,545
                                                                        1,157,969
MEDICAL-HOSPITALS (0.44%)
 HCA                                                   500                 19,075
 Health Management Associates                        3,700                 75,591
 Tenet Healthcare /1/                                2,700                 29,133
                                                                          123,799
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.29%)
 Lincare Holdings /1/                                2,700                 80,217
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.60%)
 AmerisourceBergen                                   3,100                166,501
METAL PROCESSORS & FABRICATION (0.06%)
 Precision Castparts                                   300                 18,015
MOTORCYCLE & MOTOR SCOOTER (1.19%)
 Harley-Davidson                                     5,600                332,864
MULTI-LINE INSURANCE (3.32%)
 Allstate                                            1,000                 47,990
 American International Group                       12,000                815,880
 Hartford Financial Services Group                   1,000                 61,930
                                                                          925,800
MULTIMEDIA (0.04%)
 Walt Disney                                           500                 11,275
NETWORKING PRODUCTS (0.40%)
 Cisco Systems /1/                                   4,400                 79,640
 Juniper Networks /1/                                1,400                 33,040
                                                                          112,680
OIL COMPANY-EXPLORATION & PRODUCTION (0.05%)
 XTO Energy                                            400                 12,992
OIL COMPANY-INTEGRATED (3.38%)
 ChevronTexaco                                       1,000                 53,640
 Exxon Mobil                                        18,400                889,272
                                                                          942,912
OIL FIELD MACHINERY & EQUIPMENT (0.20%)
 Smith International /1/                               900                 54,657
OIL-FIELD SERVICES (0.13%)
 BJ Services                                           700                 36,687
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
OPTICAL SUPPLIES (0.14%)
                                                                      $
 Bausch & Lomb                                         600                 39,870
PHARMACY SERVICES (0.17%)
 Medco Health Solutions /1/                          1,500                 46,350
PROPERTY & CASUALTY INSURANCE (0.15%)
 Progressive                                           500                 42,375
RENTAL-AUTO & EQUIPMENT (0.18%)
 Rent-A-Center /1/                                   1,900                 49,134
RETAIL-APPAREL & SHOE (1.48%)
 Abercrombie & Fitch                                 2,000                 63,000
 Chico's FAS /1/                                     1,400                 47,880
 Claire's Stores                                     1,900                 47,576
 Gap                                                 2,900                 54,230
 Nordstrom                                           2,000                 76,480
 Pacific Sunwear of California /1/                   1,600                 33,680
 Ross Stores                                         1,900                 44,536
 Urban Outfitters /1/                                1,300                 44,720
                                                                          412,102
RETAIL-AUTO PARTS (0.21%)
 Advance Auto Parts /1/                              1,700                 58,480
RETAIL-BEDDING (0.63%)
 Bed Bath & Beyond /1/                               4,700                174,417
RETAIL-BUILDING PRODUCTS (5.63%)
 Home Depot                                         35,600              1,395,520
 Lowe's                                              3,200                173,920
                                                                        1,569,440
RETAIL-CATALOG SHOPPING (0.05%)
 MSC Industrial Direct                                 400                 13,632
RETAIL-CONSUMER ELECTRONICS (0.27%)
 Best Buy                                            1,400                 75,936
RETAIL-DISCOUNT (1.78%)
 BJ's Wholesale Club /1/                             1,200                 32,808
 Dollar General                                      3,000                 60,450
 Dollar Tree Stores /1/                              2,800                 75,460
 Target                                              1,400                 63,350
 TJX                                                 4,500                 99,180
 Wal-Mart Stores                                     3,100                164,920
                                                                          496,168
RETAIL-DRUG STORE (0.72%)
 CVS                                                 1,800                 75,834
 Walgreen                                            3,500                125,405
                                                                          201,239
RETAIL-HOME FURNISHINGS (0.14%)
 Pier 1 Imports                                      2,200                 39,776
RETAIL-JEWELRY (0.10%)
 Tiffany                                               900                 27,666
RETAIL-MAJOR DEPARTMENT STORE (0.12%)
 May Department Stores                               1,300                 33,319
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
RETAIL-REGIONAL DEPARTMENT STORE (0.13%)
                                                                      $
 Federated Department Stores                           800                 36,344
RETAIL-RESTAURANTS (3.17%)
 Applebees International                             3,300                 83,424
 Brinker International /1/                             800                 24,920
 CBRL Group                                            700                 25,256
 McDonald's                                          7,700                215,831
 Outback Steakhouse                                  2,000                 83,060
 Starbucks /1/                                       8,100                368,226
 Wendy's International                               1,100                 36,960
 Yum! Brands                                         1,100                 44,726
                                                                          882,403
SCHOOLS (0.41%)
 Apollo Group /1/                                      900                 66,033
 ITT Educational Services /1/                        1,300                 46,865
                                                                          112,898
SEMICONDUCTOR COMPONENT-INTEGRATED
  CIRCUITS (0.50%)
 Analog Devices                                        600                 23,268
 Cypress Semiconductor /1/                           3,000                 26,520
 Linear Technology                                     800                 28,992
 Maxim Integrated Products                           1,400                 59,206
                                                                          137,986
SEMICONDUCTOR EQUIPMENT (0.35%)
 Amkor Technology /1/                                2,200                  8,030
 Applied Materials /1/                               4,000                 65,960
 Kla-Tencor /1/                                        600                 24,888
                                                                           98,878
TELECOMMUNICATION EQUIPMENT (4.50%)
 Qualcomm                                           32,100              1,253,184
TELEPHONE-INTEGRATED (0.58%)
 Verizon Communications                              4,100                161,458
TEXTILE-HOME FURNISHINGS (0.23%)
 Mohawk Industries /1/                                 800                 63,512
TOBACCO (1.06%)
 Altria Group                                        6,300                296,352
TRANSPORT-SERVICES (0.09%)
 FedEx                                                 300                 25,707
VITAMINS & NUTRITION PRODUCTS (0.08%)
 NBTY /1/                                            1,000                 21,560
WEB PORTALS (0.16%)
 Yahoo /1/                                           1,300                 44,083

                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (1.24%)
 Motorola                                           19,100            $   344,564
                        TOTAL COMMON STOCKS                            26,407,197
                                                                      -----------

       TOTAL PORTFOLIO INVESTMENTS (94.75%)                            26,407,197
CASH AND RECEIVABLES, NET OF LIABILITIES (5.25%)                        1,462,866
                 TOTAL NET ASSETS (100.00%)                           $27,870,063
                                                                      -------------

Contract                          Opening           Current          Unrealized
  Type          Commitment     Market Value      Market Value        Gain (Loss)
--------------------------------------------------------------------------------
Futures Contracts

3 S&P 500         Buy            $844,771          $836,175           $(8,596)
December, 2004
Futures

/1/  Non-income producing security.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                          $ 1,440,739
Unrealized Depreciation                           (1,545,156)
                                               ----------------
Net Unrealized Appreciation (Depreciation)          (104,417)
Cost for federal income tax purposes             $26,511,614

                            SCHEDULE OF INVESTMENTS
                          LARGECAP STOCK INDEX ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                               Shares
                                                                Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (98.22%)
ADVERTISING AGENCIES (0.17%)
                                                                                 $
 Interpublic Group /1/                                          5,632                  59,643
 Omnicom Group                                                  2,498                 182,504
                                                                                      242,147
AEROSPACE & DEFENSE (0.81%)
 Boeing                                                        11,202                 578,247
 Northrop Grumman                                               4,784                 255,131
 Raytheon                                                       6,019                 228,601
 Rockwell Collins                                               2,362                  87,725
                                                                                    1,149,704
AEROSPACE & DEFENSE EQUIPMENT (0.91%)
 General Dynamics                                               2,668                 272,403
 Goodrich                                                       1,584                  49,674
 Lockheed Martin                                                5,937                 331,166
 United Technologies                                            6,828                 637,599
                                                                                    1,290,842
AGRICULTURAL OPERATIONS (0.09%)
 Monsanto                                                       3,563                 129,764
AIRLINES (0.10%)
 Delta Air Lines /1/ /2/                                        1,676                   5,514
 Southwest Airlines                                            10,545                 143,623
                                                                                      149,137
APPAREL MANUFACTURERS (0.21%)
 Coach /1/                                                      2,511                 106,517
 Jones Apparel Group                                            1,663                  59,535
 Liz Claiborne                                                  1,437                  54,204
 VF                                                             1,471                  72,741
                                                                                      292,997
APPLIANCES (0.05%)
 Maytag                                                         1,053                  19,343
 Whirlpool                                                        886                  53,240
                                                                                       72,583
APPLICATIONS SOFTWARE (3.04%)
 Citrix Systems /1/                                             2,257                  39,543
 Compuware /1/                                                  5,153                  26,538
 Intuit /1/                                                     2,556                 116,042
 Mercury Interactive /1/                                        1,243                  43,356
 Microsoft                                                    145,097               4,011,932
 Parametric Technology /1/                                      3,591                  18,961
 Siebel Systems /1/                                             6,745                  50,857
                                                                                    4,307,229
ATHLETIC FOOTWEAR (0.22%)
 Nike                                                           3,514                 276,903
 Reebok International                                             788                  28,936
                                                                                      305,839
AUTO-CARS & LIGHT TRUCKS (0.47%)
 Ford Motor                                                    24,418                 343,073
 General Motors                                                 7,536                 320,129
                                                                                      663,202
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.14%)
 Navistar International /1/                                       931                  34,624
 Paccar                                                         2,315                 160,013
                                                                                      194,637
                                                               Shares
                                                                Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.08%)
                                                                                 $
 Dana                                                           1,992                  35,238
 Delphi Automotive Systems                                      7,488                  69,564
 Visteon                                                        1,729                  13,815
                                                                                      118,617
BEVERAGES-NON-ALCOHOLIC (1.84%)
 Coca-Cola                                                     32,379               1,296,779
 Coca-Cola Enterprises                                          6,259                 118,295
 Pepsi Bottling Group                                           3,394                  92,147
 Pepsico                                                       22,607               1,099,831
                                                                                    2,607,052
BEVERAGES-WINE & SPIRITS (0.05%)
 Brown-Forman                                                   1,620                  74,196
BREWERY (0.40%)
 Adolph Coors                                                     499                  33,892
 Anheuser-Busch                                                10,689                 533,916
                                                                                      567,808
BROADCASTING SERVICES & PROGRAMMING (0.17%)
 Clear Channel Communications                                   7,875                 245,464
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.19%)
 Masco                                                          5,781                 199,618
 Vulcan Materials                                               1,364                  69,496
                                                                                      269,114
BUILDING PRODUCTS-AIR & HEATING (0.08%)
 American Standard /1/                                          2,855                 111,088
BUILDING-MAINTENANCE & SERVICE (0.08%)
 Ecolab                                                         3,435                 107,996
BUILDING-RESIDENTIAL & COMMERCIAL (0.17%)
 Centex                                                         1,649                  83,209
 KB Home                                                          617                  52,130
 Pulte                                                          1,693                 103,899
                                                                                      239,238
CABLE TV (0.59%)
 Comcast /1/                                                   29,823                 842,201
CASINO HOTELS (0.06%)
 Harrah's Entertainment                                         1,493                  79,099
CASINO SERVICES (0.12%)
 International Game Technology                                  4,599                 165,334
CELLULAR TELECOMMUNICATIONS (0.63%)
 AT&T Wireless Services /1/                                    36,426                 538,376
 Nextel Communications /1/                                     14,860                 354,263
                                                                                      892,639
CHEMICALS-DIVERSIFIED (1.01%)
 Dow Chemical                                                  12,537                 566,422
 E. I. Du Pont de Nemours                                      13,317                 569,967
 Hercules /1/                                                   1,491                  21,247
 PPG Industries                                                 2,292                 140,454
 Rohm & Haas                                                    2,994                 128,652
                                                                                    1,426,742
CHEMICALS-SPECIALTY (0.12%)
 Eastman Chemical                                               1,038                  49,357
                                                               Shares
                                                                Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                                 $
 Engelhard                                                      1,660                  47,061
 Great Lakes Chemical                                             677                  17,331
 Sigma-Aldrich                                                    922                  53,476
                                                                                      167,225
CIRCUIT BOARDS (0.04%)
 Jabil Circuit /1/                                              2,681                  61,663
COATINGS & PAINT (0.06%)
 Sherwin-Williams                                               1,899                  83,480
COMMERCIAL BANKS (1.00%)
 AmSouth Bancorp                                                4,720                 115,168
 BB&T                                                           7,398                 293,627
 First Horizon National                                         1,648                  71,457
 M&T Bank                                                       1,562                 149,483
 Marshall & Ilsley                                              2,973                 119,812
 North Fork Bancorp                                             2,304                 102,413
 Regions Financial                                              6,166                 203,848
 SouthTrust                                                     4,441                 185,012
 Synovus Financial                                              4,128                 107,947
 Zions Bancorp                                                  1,194                  72,882
                                                                                    1,421,649
COMMERCIAL SERVICE-FINANCE (0.34%)
 Deluxe                                                           667                  27,360
 Equifax                                                        1,817                  47,896
 H&R Block                                                      2,200                 108,724
 Moody's                                                        1,975                 144,669
 Paychex                                                        5,045                 152,107
                                                                                      480,756
COMMERCIAL SERVICES (0.02%)
 Convergys /1/                                                  1,901                  25,530
COMPUTER AIDED DESIGN (0.05%)
 Autodesk                                                       1,514                  73,626
COMPUTER SERVICES (0.34%)
 Affiliated Computer Services /1/                               1,707                  95,029
 Computer Sciences /1/                                          2,518                 118,598
 Electronic Data Systems                                        6,837                 132,569
 Sungard Data Systems /1/                                       3,848                  91,467
 Unisys /1/                                                     4,468                  46,110
                                                                                      483,773
COMPUTERS (2.17%)
 Apple Computer /1/                                             5,176                 200,570
 Gateway /1/                                                    4,973                  24,616
 Hewlett-Packard                                               40,300                 755,625
 International Business Machines                               22,355               1,916,718
 Sun Microsystems /1/                                          44,387                 179,324
                                                                                    3,076,853
COMPUTERS-INTEGRATED SYSTEMS (0.88%)
 Dell /1/                                                      33,318               1,186,121
 NCR /1/                                                        1,256                  62,285
                                                                                    1,248,406
COMPUTERS-MEMORY DEVICES (0.33%)
 EMC /1/                                                       32,090                 370,319
                                                               Shares
                                                                Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (CONTINUED)
                                                                                 $
 Veritas Software /1/                                           5,775                 102,795
                                                                                      473,114
COMPUTERS-PERIPHERAL EQUIPMENT (0.10%)
 Lexmark International /1/                                      1,728                 145,169
CONSUMER PRODUCTS-MISCELLANEOUS (0.21%)
 Clorox                                                         2,843                 151,532
 Fortune Brands                                                 1,922                 142,401
                                                                                      293,933
CONTAINERS-METAL & GLASS (0.04%)
 Ball                                                           1,499                  56,108
CONTAINERS-PAPER & PLASTIC (0.10%)
 Bemis                                                          1,427                  37,930
 Pactiv /1/                                                     2,005                  46,616
 Sealed Air /1/                                                 1,120                  51,912
                                                                                      136,458
COSMETICS & TOILETRIES (2.48%)
 Alberto-Culver                                                 1,210                  52,611
 Avon Products                                                  6,310                 275,621
 Colgate-Palmolive                                              7,087                 320,191
 Gillette                                                      13,369                 558,022
 International Flavors & Fragrances                             1,257                  48,017
 Kimberly-Clark                                                 6,599                 426,229
 Procter & Gamble                                              33,925               1,836,021
                                                                                    3,516,712
CRUISE LINES (0.28%)
 Carnival                                                       8,447                 399,459
DATA PROCESSING & MANAGEMENT (0.64%)
 Automatic Data Processing                                      7,796                 322,131
 First Data                                                    11,443                 497,770
 Fiserv /1/                                                     2,606                  90,845
                                                                                      910,746
DISPOSABLE MEDICAL PRODUCTS (0.06%)
 C.R. Bard                                                      1,398                  79,169
DISTRIBUTION-WHOLESALE (0.11%)
 Genuine Parts                                                  2,335                  89,617
 W.W. Grainger                                                  1,214                  69,987
                                                                                      159,604
DIVERSIFIED MANUFACTURING OPERATIONS (5.52%)
 3M                                                            10,445                 835,287
 Cooper Industries                                              1,263                  74,517
 Crane                                                            786                  22,731
 Danaher                                                        4,113                 210,915
 Eaton                                                          2,022                 128,215
 General Electric /3/                                         140,900               4,731,422
 Honeywell International                                       11,471                 411,350
 Illinois Tool Works                                            4,033                 375,754
 ITT Industries                                                 1,231                  98,468
 Textron                                                        1,849                 118,835
 Tyco International                                            26,807                 821,903
                                                                                    7,829,397
                                                               Shares
                                                                Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.21%)
                                                                                 $
 Cendant                                                       14,088                 304,301
DRUG DELIVERY SYSTEMS (0.04%)
 Hospira /1/                                                    2,082                  63,709
E-COMMERCE-SERVICES (0.60%)
 eBay /1/                                                       8,821                 811,003
 Monster Worldwide /1/ /2/                                      1,582                  38,980
                                                                                      849,983
ELECTRIC PRODUCTS-MISCELLANEOUS (0.30%)
 Emerson Electric                                               5,606                 346,955
 Molex                                                          2,530                  75,445
                                                                                      422,400
ELECTRIC-GENERATION (0.06%)
 AES /1/                                                        8,626                  86,174
ELECTRIC-INTEGRATED (2.57%)
 Allegheny Energy /1/ /2/                                       1,696                  27,068
 Ameren                                                         2,592                 119,621
 American Electric Power                                        5,280                 168,749
 CenterPoint Energy                                             4,104                  42,517
 Cinergy                                                        2,409                  95,396
 CMS Energy /1/ /2/                                             2,152                  20,487
 Consolidated Edison                                            3,222                 135,453
 Constellation Energy Group                                     2,341                  93,265
 Dominion Resources                                             4,406                 287,492
 DTE Energy                                                     2,318                  97,796
 Duke Energy                                                   12,514                 286,446
 Edison International                                           4,347                 115,239
 Entergy                                                        3,028                 183,527
 Exelon                                                         8,810                 323,239
 FirstEnergy                                                    4,401                 180,793
 FPL Group                                                      2,472                 168,887
 NiSource                                                       3,515                  73,850
 PG&E /1/ /2/                                                   5,350                 162,640
 Pinnacle West Capital                                          1,218                  50,547
 PPL                                                            2,521                 118,941
 Progress Energy                                                3,293                 139,426
 Public Service Enterprise Group /2/                            3,165                 134,829
 Southern                                                       9,851                 295,333
 TECO Energy /2/                                                2,652                  35,882
 TXU                                                            3,961                 189,811
 XCEL Energy                                                    5,335                  92,402
                                                                                    3,639,636
ELECTRICAL COMPONENTS & EQUIPMENT (0.01%)
 Power-One /1/                                                  1,118                   7,245
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.08%)
 Sanmina /1/                                                    6,954                  49,026
 Solectron /1/                                                 12,833                  63,523
                                                                                      112,549
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.05%)
 Advanced Micro Devices /1/                                     4,736                  61,568
 Altera /1/                                                     4,960                  97,067
 Applied Micro Circuits /1/                                     4,178                  13,077
 Broadcom /1/                                                   4,297                 117,265
 Intel                                                         85,608               1,717,297
                                                               Shares
                                                                Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                                 $
 LSI Logic /1/                                                  5,136                  22,136
 Micron Technology /1/ /2/                                      8,160                  98,165
 National Semiconductor /1/                                     4,778                  74,011
 Nvidia /1/                                                     2,222                  32,263
 PMC - Sierra /1/                                               2,360                  20,792
 QLogic /1/                                                     1,232                  36,480
 Texas Instruments                                             23,101                 491,589
 Xilinx                                                         4,631                 125,037
                                                                                    2,906,747
ELECTRONIC FORMS (0.11%)
 Adobe Systems                                                  3,199                 158,255
ELECTRONIC MEASUREMENT INSTRUMENTS (0.12%)
 Agilent Technologies /1/                                       6,480                 139,773
 Tektronix                                                      1,123                  37,340
                                                                                      177,113
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.03%)
 Fluor                                                          1,113                  49,551
ENGINES-INTERNAL COMBUSTION (0.03%)
 Cummins Engine                                                   591                  43,669
ENTERPRISE SOFTWARE & SERVICE (0.82%)
 BMC Software /1/                                               2,977                  47,066
 Computer Associates International                              7,811                 205,429
 Novell /1/ /2/                                                 5,160                  32,560
 Oracle /1/                                                    69,004                 778,365
 Peoplesoft /1/                                                 4,895                  97,166
                                                                                    1,160,586
ENTERTAINMENT SOFTWARE (0.13%)
 Electronic Arts /1/                                            4,052                 186,351
FIDUCIARY BANKS (0.54%)
 Bank of New York                                              10,383                 302,872
 Mellon Financial                                               5,658                 156,670
 Northern Trust                                                 2,933                 119,666
 State Street                                                   4,487                 191,640
                                                                                      770,848
FILTRATION & SEPARATION PRODUCTS (0.03%)
 Pall                                                           1,669                  40,857
FINANCE-CONSUMER LOANS (0.18%)
 SLM                                                            5,817                 259,438
FINANCE-CREDIT CARD (1.13%)
 American Express                                              16,919                 870,652
 Capital One Financial                                          3,223                 238,180
 MBNA                                                          17,050                 429,660
 Providian Financial /1/                                        3,906                  60,699
                                                                                    1,599,191
FINANCE-INVESTMENT BANKER & BROKER (3.94%)
 Bear Stearns                                                   1,375                 132,234
 Charles Schwab                                                18,235                 167,580
 Citigroup                                                     69,131               3,050,060
 Goldman Sachs Group                                            6,485                 604,661
 Lehman Brothers Holdings                                       3,620                 288,586
 Merrill Lynch                                                 12,537                 623,340
                                                               Shares
                                                                Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                                 $
 Morgan Stanley                                                14,658                 722,639
                                                                                    5,589,100
FINANCE-MORTGAGE LOAN/BANKER (1.21%)
 Countrywide Credit Industries                                  7,514                 295,977
 Federal Home Loan Mortgage                                     9,168                 598,120
 Federal National Mortgage Association                         12,917                 818,938
                                                                                    1,713,035
FINANCIAL GUARANTEE INSURANCE (0.22%)
 Ambac Financial Group                                          1,447                 115,688
 MBIA                                                           1,911                 111,239
 MGIC Investment                                                1,314                  87,447
                                                                                      314,374
FOOD-CONFECTIONERY (0.24%)
 Hershey Foods                                                  3,286                 153,489
 Wm. Wrigley Jr.                                                2,999                 189,867
                                                                                      343,356
FOOD-FLOUR & GRAIN (0.10%)
 Archer Daniels Midland                                         8,686                 147,488
FOOD-MISCELLANEOUS/DIVERSIFIED (0.89%)
 Campbell Soup                                                  5,478                 144,017
 ConAgra Foods                                                  7,052                 181,307
 General Mills                                                  5,074                 227,822
 H.J. Heinz                                                     4,662                 167,925
 Kellogg                                                        5,517                 235,355
 McCormick                                                      1,829                  62,808
 Sara Lee                                                      10,586                 241,996
                                                                                    1,261,230
FOOD-RETAIL (0.28%)
 Albertson's                                                    4,908                 117,448
 Kroger /1/                                                     9,863                 153,074
 Safeway /1/ /2/                                                5,963                 115,145
 Winn-Dixie Stores /2/                                          1,895                   5,856
                                                                                      391,523
FOOD-WHOLESALE & DISTRIBUTION (0.22%)
 Supervalu                                                      1,814                  49,976
 Sysco                                                          8,533                 255,307
                                                                                      305,283
FORESTRY (0.06%)
 Plum Creek Timber                                              2,445                  85,648
GAS-DISTRIBUTION (0.17%)
 KeySpan                                                        2,137                  83,770
 Nicor                                                            588                  21,580
 Peoples Energy                                                   502                  20,923
 Sempra Energy                                                  3,092                 111,900
                                                                                      238,173
GOLD MINING (0.19%)
 Newmont Mining                                                 5,916                 269,355
HEALTH CARE COST CONTAINMENT (0.21%)
 Caremark Rx /1/                                                6,218                 199,411
 McKesson                                                       3,918                 100,497
                                                                                      299,908
                                                               Shares
                                                                Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOME DECORATION PRODUCTS (0.05%)
                                                                                 $
 Newell Rubbermaid                                              3,668                  73,507
HOME FURNISHINGS (0.05%)
 Leggett & Platt                                                2,557                  71,852
HOTELS & MOTELS (0.27%)
 Hilton Hotels                                                  5,136                  96,762
 Marriott International                                         3,054                 158,686
 Starwood Hotels & Resorts Worldwide                            2,777                 128,908
                                                                                      384,356
HUMAN RESOURCES (0.04%)
 Robert Half International                                      2,299                  59,245
IDENTIFICATION SYSTEM-DEVELOPMENT (0.03%)
 Symbol Technologies                                            3,193                  40,360
INDEPENDENT POWER PRODUCER (0.01%)
 Calpine /1/ /2/                                                5,922                  17,174
INDUSTRIAL AUTOMATION & ROBOTS (0.07%)
 Rockwell International                                         2,459                  95,163
INDUSTRIAL GASES (0.25%)
 Air Products & Chemicals                                       3,033                 164,934
 Praxair                                                        4,336                 185,321
                                                                                      350,255
INSTRUMENTS-CONTROLS (0.21%)
 Johnson Controls                                               2,538                 144,184
 Parker Hannifin                                                1,594                  93,823
 Thermo Electron /1/                                            2,178                  58,849
                                                                                      296,856
INSTRUMENTS-SCIENTIFIC (0.19%)
 Applied Biosystems Group                                       2,693                  50,817
 Fisher Scientific International /1/                            1,533                  89,420
 Millipore /1/                                                    661                  31,629
 PerkinElmer                                                    1,709                  29,429
 Waters /1/                                                     1,577                  69,545
                                                                                      270,840
INSURANCE BROKERS (0.31%)
 Aon                                                            4,214                 121,110
 Marsh & McLennan                                               6,947                 317,895
                                                                                      439,005
INTERNET BROKERS (0.04%)
 E*trade Group /1/                                              4,981                  56,883
INTERNET SECURITY (0.16%)
 Symantec /1/                                                   4,205                 230,770
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.25%)
 Federated Investors                                            1,446                  41,124
 Franklin Resources                                             3,327                 185,514
 Janus Capital Group                                            3,194                  43,470
 T. Rowe Price Group                                            1,698                  86,496
                                                                                      356,604
LEISURE & RECREATION PRODUCTS (0.04%)
 Brunswick                                                      1,275                  58,344
                                                               Shares
                                                                Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (0.53%)
                                                                                 $
 Aflac                                                          6,768                 265,373
 Jefferson-Pilot                                                1,821                  90,431
 Lincoln National                                               2,348                 110,356
 Principal Financial Group /4/                                  4,182                 150,427
 Torchmark                                                      1,463                  77,802
 UnumProvident                                                  3,955                  62,054
                                                                                      756,443
LINEN SUPPLY & RELATED ITEMS (0.07%)
 Cintas                                                         2,284                  96,019
MACHINERY-CONSTRUCTION & MINING (0.26%)
 Caterpillar                                                    4,573                 367,898
MACHINERY-FARM (0.15%)
 Deere                                                          3,311                 213,725
MACHINERY-GENERAL INDUSTRY (0.19%)
 Dover                                                          2,713                 105,454
 Ingersoll-Rand                                                 2,312                 157,147
                                                                                      262,601
MEDICAL INFORMATION SYSTEM (0.05%)
 IMS Health                                                     3,121                  74,654
MEDICAL INSTRUMENTS (1.34%)
 Biomet                                                         3,389                 158,876
 Boston Scientific /1/                                         11,238                 446,486
 Guidant                                                        4,198                 277,236
 Medtronic                                                     16,140                 837,666
 St. Jude Medical /1/                                           2,361                 177,712
                                                                                    1,897,976
MEDICAL LABORATORY & TESTING SERVICE (0.08%)
 Quest Diagnostics                                              1,359                 119,891
MEDICAL PRODUCTS (2.25%)
 Baxter International                                           8,204                 263,841
 Becton Dickinson                                               3,343                 172,833
 Johnson & Johnson                                             39,609               2,231,175
 Stryker                                                        5,354                 257,420
 Zimmer Holdings /1/                                            3,270                 258,461
                                                                                    3,183,730
MEDICAL-BIOMEDICAL/GENE (1.06%)
 Amgen /1/                                                     16,894                 957,552
 Biogen Idec /1/                                                4,516                 276,244
 Chiron /1/ /2/                                                 2,504                 110,677
 Genzyme /1/                                                    3,042                 165,515
                                                                                    1,509,988
MEDICAL-DRUGS (5.62%)
 Abbott Laboratories                                           20,833                 882,486
 Allergan                                                       1,757                 127,470
 Bristol-Myers Squibb                                          25,958                 614,426
 Eli Lilly                                                     15,088                 906,034
 Forest Laboratories /1/                                        4,940                 222,201
 King Pharmaceuticals /1/                                       3,224                  38,495
 Medimmune /1/                                                  3,325                  78,802
 Merck                                                         29,609                 977,097
 Pfizer                                                       100,766               3,083,440
 Schering-Plough                                               19,649                 374,510
                                                               Shares
                                                                Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                                 $
 Wyeth                                                         17,800                 665,720
                                                                                    7,970,681
MEDICAL-GENERIC DRUGS (0.08%)
 Mylan Laboratories                                             3,586                  64,548
 Watson Pharmaceutical /1/                                      1,460                  43,012
                                                                                      107,560
MEDICAL-HMO (0.91%)
 Aetna                                                          2,049                 204,757
 Anthem /1/                                                     1,863                 162,547
 Humana /1/                                                     2,126                  42,477
 UnitedHealth Group                                             8,870                 654,074
 Wellpoint Health Networks /1/                                  2,095                 220,163
                                                                                    1,284,018
MEDICAL-HOSPITALS (0.27%)
 HCA                                                            6,441                 245,724
 Health Management Associates                                   3,248                  66,357
 Tenet Healthcare /1/                                           6,220                  67,114
                                                                                      379,195
MEDICAL-NURSING HOMES (0.02%)
 Manor Care                                                     1,166                  34,933
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.23%)
 AmerisourceBergen                                              1,500                  80,565
 Cardinal Health                                                5,743                 251,371
                                                                                      331,936
METAL PROCESSORS & FABRICATION (0.02%)
 Worthington Industries                                         1,164                  24,851
METAL-ALUMINUM (0.27%)
 Alcoa                                                         11,608                 389,913
METAL-COPPER (0.08%)
 Phelps Dodge                                                   1,254                 115,406
METAL-DIVERSIFIED (0.07%)
 Freeport-McMoran Copper & Gold                                 2,362                  95,661
MISCELLANEOUS INVESTING (0.38%)
 Apartment Investment & Management                              1,262                  43,892
 Equity Office Properties Trust                                 5,376                 146,496
 Equity Residential Properties Trust                            3,745                 116,095
 Prologis Trust                                                 2,426                  85,492
 Simon Property Group                                           2,777                 148,931
                                                                                      540,906
MONEY CENTER BANKS (2.99%)
 Bank of America                                               54,282               2,352,039
 JP Morgan Chase                                               47,535               1,888,566
                                                                                    4,240,605
MOTORCYCLE & MOTOR SCOOTER (0.16%)
 Harley-Davidson                                                3,937                 234,015
MULTI-LINE INSURANCE (2.97%)
 Allstate                                                       9,247                 443,764
 American International Group                                  34,769               2,363,944
 Cigna                                                          1,835                 127,771
 Cincinnati Financial                                           2,246                  92,580
                                                               Shares
                                                                Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                                 $
 Hartford Financial Services Group                              3,912                 242,270
 Loews                                                          2,475                 144,788
 MetLife                                                       10,011                 386,925
 Prudential Financial                                           6,925                 325,752
 Safeco                                                         1,680                  76,692
                                                                                    4,204,486
MULTIMEDIA (2.06%)
 Gannett                                                        3,551                 297,432
 McGraw-Hill                                                    2,536                 202,094
 Meredith                                                         670                  34,424
 Time Warner /1/                                               61,019                 984,847
 Viacom                                                        23,152                 776,981
 Walt Disney                                                   27,418                 618,276
                                                                                    2,914,054
NETWORKING PRODUCTS (1.36%)
 Cisco Systems /1/                                             90,232               1,633,199
 Lucent Technologies /1/ /2/                                   57,510                 182,307
 Network Appliance /1/                                          4,773                 109,779
                                                                                    1,925,285
NON-HAZARDOUS WASTE DISPOSAL (0.18%)
 Allied Waste Industries /1/                                    4,245                  37,568
 Waste Management                                               7,738                 211,557
                                                                                      249,125
OFFICE AUTOMATION & EQUIPMENT (0.21%)
 Pitney Bowes                                                   3,084                 136,004
 Xerox /1/                                                     11,198                 157,668
                                                                                      293,672
OFFICE SUPPLIES & FORMS (0.07%)
 Avery Dennison                                                 1,474                  96,960
OIL & GAS DRILLING (0.26%)
 Nabors Industries /1/                                          1,984                  93,942
 Noble /1/                                                      1,787                  80,326
 Rowan /1/                                                      1,425                  37,620
 Transocean Sedco Forex /1/                                     4,281                 153,174
                                                                                      365,062
OIL COMPANY-EXPLORATION & PRODUCTION (0.78%)
 Anadarko Petroleum                                             3,338                 221,510
 Apache                                                         4,350                 217,978
 Burlington Resources                                           5,267                 214,894
 Devon Energy                                                   3,226                 229,078
 EOG Resources                                                  1,572                 103,516
 Kerr-McGee                                                     2,015                 115,359
                                                                                    1,102,335
OIL COMPANY-INTEGRATED (5.10%)
 Amerada Hess                                                   1,216                 108,224
 ChevronTexaco                                                 28,427               1,524,824
 ConocoPhillips                                                 9,191                 761,475
 Exxon Mobil                                                   86,816               4,195,817
 Marathon Oil                                                   4,617                 190,590
 Occidental Petroleum                                           5,227                 292,346
 Unocal                                                         3,533                 151,919
                                                                                    7,225,195
                                                               Shares
                                                                Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL REFINING & MARKETING (0.19%)
                                                                                 $
 Ashland                                                          948                  53,164
 Sunoco                                                         1,005                  74,350
 Valero Energy                                                  1,706                 136,838
                                                                                      264,352
OIL-FIELD SERVICES (0.73%)
 Baker Hughes                                                   4,453                 194,685
 BJ Services                                                    2,155                 112,944
 Halliburton                                                    5,892                 198,501
 Schlumberger                                                   7,880                 530,403
                                                                                    1,036,533
OPTICAL SUPPLIES (0.03%)
 Bausch & Lomb                                                    709                  47,113
PAPER & RELATED PRODUCTS (0.57%)
 Boise Cascade                                                  1,174                  39,071
 Georgia-Pacific                                                3,445                 123,848
 International Paper                                            6,489                 262,220
 Louisiana-Pacific                                              1,458                  37,835
 MeadWestvaco                                                   2,693                  85,907
 Temple-Inland                                                    743                  49,892
 Weyerhaeuser                                                   3,195                 212,404
                                                                                      811,177
PHARMACY SERVICES (0.13%)
 Express Scripts /1/                                            1,035                  67,627
 Medco Health Solutions /1/                                     3,631                 112,198
                                                                                      179,825
PHOTO EQUIPMENT & SUPPLIES (0.09%)
 Eastman Kodak                                                  3,825                 123,241
PIPELINES (0.21%)
 Dynegy /1/ /2/                                                 5,065                  25,274
 El Paso                                                        8,554                  78,611
 Kinder Morgan                                                  1,648                 103,528
 Williams                                                       6,970                  84,337
                                                                                      291,750
POWER CONVERTER & SUPPLY EQUIPMENT (0.03%)
 American Power Conversion                                      2,674                  46,501
PRINTING-COMMERCIAL (0.06%)
 R.R. Donnelley & Sons                                          2,923                  91,548
PROPERTY & CASUALTY INSURANCE (0.71%)
 ACE                                                            3,789                 151,787
 Chubb                                                          2,548                 179,073
 Progressive                                                    2,896                 245,436
 St. Paul                                                       8,924                 295,028
 XL Capital                                                     1,846                 136,586
                                                                                    1,007,910
PUBLICLY TRADED INVESTMENT FUND (0.36%)
 iShares S&P 500 Index Fund                                     4,600                 514,004
PUBLISHING-NEWSPAPERS (0.26%)
 Dow Jones                                                      1,092                  44,346
 Knight Ridder                                                  1,033                  67,610
 New York Times                                                 1,959                  76,597
                                                               Shares
                                                                Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLISHING-NEWSPAPERS (CONTINUED)
                                                                                 $
 Tribune                                                        4,247                 174,764
                                                                                      363,317
REGIONAL BANKS (3.14%)
 Comerica                                                       2,287                 135,734
 Fifth Third Bancorp                                            7,606                 374,367
 Huntington Bancshares                                          3,065                  76,349
 KeyCorp                                                        5,429                 171,557
 National City                                                  8,844                 341,555
 PNC Financial Services Group                                   3,768                 203,849
 SunTrust Banks                                                 3,774                 265,727
 U.S. Bancorp                                                  25,079                 724,783
 Wachovia                                                      17,474                 820,404
 Wells Fargo                                                   22,535               1,343,762
                                                                                    4,458,087
RETAIL-APPAREL & SHOE (0.31%)
 Gap                                                           12,060                 225,522
 Limited                                                        6,306                 140,560
 Nordstrom                                                      1,874                  71,662
                                                                                      437,744
RETAIL-AUTO PARTS (0.06%)
 Autozone /1/                                                   1,109                  85,670
RETAIL-AUTOMOBILE (0.04%)
 AutoNation /1/ /2/                                             3,557                  60,754
RETAIL-BEDDING (0.10%)
 Bed Bath & Beyond /1/                                          4,011                 148,848
RETAIL-BUILDING PRODUCTS (1.21%)
 Home Depot                                                    29,298               1,148,482
 Lowe's                                                        10,404                 565,457
                                                                                    1,713,939
RETAIL-CONSUMER ELECTRONICS (0.24%)
 Best Buy                                                       4,337                 235,239
 Circuit City Stores                                            2,652                  40,682
 RadioShack                                                     2,130                  61,003
                                                                                      336,924
RETAIL-DISCOUNT (2.91%)
 Big Lots /1/                                                   1,537                  18,798
 Costco Wholesale                                               6,154                 255,760
 Dollar General                                                 4,382                  88,297
 Family Dollar Stores                                           2,245                  60,840
 Target                                                        12,054                 545,443
 TJX                                                            6,522                 143,745
 Wal-Mart Stores                                               56,617               3,012,024
                                                                                    4,124,907
RETAIL-DRUG STORE (0.50%)
 CVS                                                            5,330                 224,553
 Walgreen                                                      13,672                 489,868
                                                                                      714,421
RETAIL-JEWELRY (0.04%)
 Tiffany                                                        1,949                  59,912
RETAIL-MAJOR DEPARTMENT STORE (0.25%)
 J.C. Penney                                                    3,845                 135,651
 May Department Stores                                          3,889                  99,675
                                                               Shares
                                                                Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-MAJOR DEPARTMENT STORE (CONTINUED)
                                                                                 $
 Sears Roebuck                                                  2,829                 112,736
                                                                                      348,062
RETAIL-OFFICE SUPPLIES (0.18%)
 Office Depot /1/                                               4,180                  62,825
 Staples                                                        6,640                 198,005
                                                                                      260,830
RETAIL-REGIONAL DEPARTMENT STORE (0.25%)
 Dillards                                                       1,114                  21,990
 Federated Department Stores                                    2,399                 108,987
 Kohl's /1/                                                     4,560                 219,746
                                                                                      350,723
RETAIL-RESTAURANTS (0.68%)
 Darden Restaurants                                             2,105                  49,089
 McDonald's                                                    16,764                 469,895
 Starbucks /1/                                                  5,304                 241,120
 Wendy's International                                          1,516                  50,937
 Yum! Brands                                                    3,877                 157,639
                                                                                      968,680
RETAIL-TOY STORE (0.04%)
 Toys R Us /1/                                                  2,855                  50,648
RUBBER-TIRES (0.03%)
 Cooper Tire & Rubber                                             998                  20,130
 Goodyear Tire & Rubber /1/ /2/                                 2,340                  25,131
                                                                                       45,261
SAVINGS & LOANS-THRIFTS (0.55%)
 Golden West Financial                                          2,038                 226,116
 Sovereign Bancorp                                              4,581                  99,957
 Washington Mutual                                             11,644                 455,048
                                                                                      781,121
SCHOOLS (0.13%)
 Apollo Group /1/                                               2,574                 188,854
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.37%)
 Analog Devices                                                 5,049                 195,800
 Linear Technology                                              4,104                 148,729
 Maxim Integrated Products                                      4,334                 183,285
                                                                                      527,814
SEMICONDUCTOR EQUIPMENT (0.40%)
 Applied Materials /1/                                         22,662                 373,696
 Kla-Tencor /1/                                                 2,620                 108,678
 Novellus Systems /1/                                           1,906                  50,681
 Teradyne /1/                                                   2,590                  34,706
                                                                                      567,761
STEEL PRODUCERS (0.11%)
 Nucor                                                          1,058                  96,670
 United States Steel                                            1,513                  56,919
                                                                                      153,589
STEEL-SPECIALTY (0.02%)
 Allegheny Technologies                                         1,271                  23,196
TELECOMMUNICATION EQUIPMENT (0.74%)
 ADC Telecommunications /1/                                    10,795                  19,539
 Andrew /1/ /2/                                                 2,145                  26,255
                                                               Shares
                                                                Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (CONTINUED)
                                                                                 $
 Comverse Technology /1/                                        2,610                  49,146
 Qualcomm                                                      21,722                 848,027
 Scientific-Atlanta                                             2,043                  52,955
 Tellabs /1/                                                    5,554                  51,041
                                                                                    1,046,963
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.20%)
 CIENA /1/                                                      7,595                  15,038
 Corning /1/                                                   18,598                 206,066
 JDS Uniphase /1/ /2/                                          19,219                  64,768
                                                                                      285,872
TELECOMMUNICATION SERVICES (0.06%)
 Avaya /1/                                                      6,040                  84,198
TELEPHONE-INTEGRATED (2.99%)
 ALLTEL                                                         4,113                 225,845
 AT&T                                                          10,605                 151,863
 BellSouth                                                     24,431                 662,569
 CenturyTel                                                     1,801                  61,666
 Citizens Communications                                        4,425                  59,251
 Qwest Communications International /1/                        24,222                  80,659
 SBC Communications                                            44,220               1,147,509
 Sprint                                                        19,384                 390,200
 Verizon Communications                                        36,945               1,454,894
                                                                                    4,234,456
TELEVISION (0.10%)
 Univision Communications /1/                                   4,304                 136,049
THERAPEUTICS (0.15%)
 Gilead Sciences /1/                                            5,745                 214,748
TOBACCO (1.07%)
 Altria Group                                                  27,381               1,288,002
 Reynolds American                                              1,975                 134,379
 UST                                                            2,205                  88,774
                                                                                    1,511,155
TOOLS-HAND HELD (0.11%)
 Black & Decker                                                 1,069                  82,783
 Snap-On                                                          771                  21,249
 Stanley Works                                                  1,093                  46,485
                                                                                      150,517
TOYS (0.10%)
 Hasbro                                                         2,359                  44,349
 Mattel                                                         5,526                 100,187
                                                                                      144,536
TRANSPORT-RAIL (0.45%)
 Burlington Northern Santa Fe                                   4,969                 190,362
 CSX                                                            2,866                  95,151
 Norfolk Southern                                               5,254                 156,254
 Union Pacific                                                  3,459                 202,698
                                                                                      644,465
TRANSPORT-SERVICES (1.05%)
 FedEx                                                          4,009                 343,531
 United Parcel Service                                         15,004               1,139,104
                                                                                    1,482,635
                                                               Shares
                                                                Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRAVEL SERVICES (0.03%)
                                                                                 $
 Sabre Holdings /2/                                             1,831                  44,914
TRUCKING & LEASING (0.03%)
 Ryder System                                                     859                  40,407
WEB PORTALS (0.43%)
 Yahoo /1/                                                     18,157                 615,704
WIRELESS EQUIPMENT (0.40%)
 Motorola                                                      31,528                 568,765
                                  TOTAL COMMON STOCKS                             139,264,968

                                                              Principal
                                                               Amount                  Value
-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.80%)
FINANCE-CONSUMER LOANS (1.80%)
 Investment in Joint Trading Account;
  Household Finance
                                                           $                     $
  1.89%; 10/01/04                                           2,550,829               2,550,829
                            TOTAL COMMERCIAL PAPER                                  2,550,829

                                                              Maturity
                                                               Amount                  Value
-----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.88%)
 Goldman Sachs; 1.70%; dated 9/30/04 maturing
  10/01/04 (collateralized by U.S. Treasuries;
  $1,273,983; 03/03/05-02/15/15)/5/                        $1,249,059            $  1,249,000
                       TOTAL REPURCHASE AGREEMENTS                                  1,249,000
                                                                                 ------------

              TOTAL PORTFOLIO INVESTMENTS (100.90%)                               143,064,797
LIABILITIES, NET OF CASH, RECEIVABLES
  AND OTHER ASSETS (-0.90%)                                                        (1,277,367)
                         TOTAL NET ASSETS (100.00%)                              $141,787,430
                                                                                ---------------

                            SCHEDULE OF INVESTMENTS
                          LARGECAP STOCK INDEX ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                          Unrealized
   Contract                    Opening       Current     Gain (Loss)
     Type        Commitment  Market Value  Market Value
---------------------------------------------------------------------
FUTURES CONTRACTS
8 S&P 500          Buy        $2,237,275    $2,229,800     $(7,475)
December, 2004
Futures


/1 //Non-income producing security./
/2 //Security or a portion of the security was on loan at the end of the /
  /period./
/3 //Security or a portion of the security was pledged to cover margin /
  /requirements for futures contracts./
/4 //Affiliated security./
/5 //Security was purchased with the cash proceeds from securities loans./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 17,862,797
Unrealized Depreciation                       (24,182,517)
                                             ------------
Net Unrealized Appreciation (Depreciation)     (6,319,720)
Cost for federal income tax purposes         $149,384,517



 AFFILIATED SECURITY (ON A U.S. FEDERAL TAX BASIS)

                                      DECEMBER 31, 2003           PURCHASES               SALES        SEPTEMBER 30,2004
                                      ------------------  -------------------------  -----------       ------------------
                                      SHARES     COST     SHARES             COST    SHARES  PROCEEDS  SHARES      COST
                                      -------  ---------  ------            -------  ------  --------  -------  -----------
 LARGECAP STOCK INDEX ACCOUNT
   Principal Financial Group           3,504   $100,363    678              $23,840    --      $ --     4,182    $124,203

                                          REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                            DIVIDENDS       ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                            ---------     ------------------  ----------------------------
 LARGECAP STOCK INDEX
 ACCOUNT
   Principal Financial         $--               $ --                     $ --
 Group

                            SCHEDULE OF INVESTMENTS
                             LARGECAP VALUE ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                      Shares
                                                       Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (97.05%)
ADVERTISING AGENCIES (0.33%)
                                                                         $
 Interpublic Group /1/                                 21,200                224,508
AEROSPACE & DEFENSE (0.51%)
 Boeing                                                 6,800                351,016
AEROSPACE & DEFENSE EQUIPMENT (0.74%)
 General Dynamics                                       1,800                183,780
 Goodrich                                              10,300                323,008
                                                                             506,788
AGRICULTURAL OPERATIONS (0.25%)
 Monsanto                                               4,700                171,174
APPAREL MANUFACTURERS (1.04%)
 Jones Apparel Group                                   10,100                361,580
 VF                                                     7,050                348,623
                                                                             710,203
APPLIANCES (0.32%)
 Whirlpool                                              3,600                216,324
APPLICATIONS SOFTWARE (0.37%)
 Microsoft                                              9,100                251,615
ATHLETIC FOOTWEAR (0.22%)
 Reebok International                                   4,100                150,552
AUTO-CARS & LIGHT TRUCKS (0.51%)
 General Motors                                         8,225                349,398
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.55%)
 American Axle & Manufacturing Holdings                 4,100                119,966
 Autoliv                                                6,600                266,640
 BorgWarner                                             4,800                207,792
 Dana                                                   7,625                134,886
 Lear                                                   1,500                 81,675
 Magna International                                    3,325                246,316
                                                                           1,057,275
BEVERAGES-NON-ALCOHOLIC (0.55%)
 Pepsico                                                7,800                379,470
BREWERY (0.39%)
 Adolph Coors                                           3,900                264,888
BUILDING & CONSTRUCTION
  PRODUCTS-MISCELLANEOUS (1.18%)
 Masco                                                 12,200                421,266
 Vulcan Materials                                       7,625                388,494
                                                                             809,760
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.28%)
 Martin Marietta Materials                              4,250                192,398
BUILDING-RESIDENTIAL & COMMERCIAL (0.46%)
 Pulte                                                  5,100                312,987
CABLE TV (0.71%)
 Comcast /1/                                           15,941                450,174
 Comcast /1/                                            1,225                 34,202
                                                                             484,376
CHEMICALS-DIVERSIFIED (0.49%)
 Dow Chemical                                           1,500                 67,770
 E. I. Du Pont de Nemours                               2,200                 94,160
                                                      Shares
                                                       Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-DIVERSIFIED (CONTINUED)
                                                                         $
 PPG Industries                                         2,800                171,584
                                                                             333,514
CHEMICALS-SPECIALTY (0.38%)
 Eastman Chemical                                       4,400                209,220
 Lubrizol                                               1,400                 48,440
                                                                             257,660
COMMERCIAL BANKS (0.63%)
 BB&T                                                   6,200                246,078
 Regions Financial                                      5,524                182,623
                                                                             428,701
COMPUTER SERVICES (0.37%)
 Electronic Data Systems                               13,100                254,009
COMPUTERS (1.82%)
 Hewlett-Packard                                       54,382              1,019,663
 International Business Machines                        2,600                222,924
                                                                           1,242,587
CONTAINERS-PAPER & PLASTIC (0.60%)
 Smurfit-Stone Container /1/                           21,200                410,644
DISTRIBUTION-WHOLESALE (0.29%)
 Ingram Micro /1/                                       2,200                 35,420
 Tech Data /1/                                          4,250                163,838
                                                                             199,258
DIVERSIFIED MANUFACTURING OPERATIONS (7.91%)
 Cooper Industries                                      2,025                119,475
 Crane                                                  1,800                 52,056
 Eaton                                                  5,850                370,948
 General Electric                                     101,000              3,391,580
 Honeywell International                               15,600                559,416
 SPX                                                    8,300                293,820
 Textron                                                5,900                379,193
 Tyco International                                     8,000                245,280
                                                                           5,411,768
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.21%)
 Cendant                                                6,500                140,400
ELECTRIC-INTEGRATED (3.99%)
 Alliant Energy                                         6,000                149,280
 Ameren                                                 2,375                109,606
 American Electric Power                               13,550                433,058
 Cinergy                                                2,900                114,840
 CMS Energy /1/                                        13,900                132,328
 Constellation Energy Group                             2,100                 83,664
 Edison International                                   2,100                 55,671
 Entergy                                                4,650                281,836
 Exelon                                                11,400                418,266
 FirstEnergy                                           10,400                427,232
 Northeast Utilities                                   10,000                193,900
 PPL                                                    1,875                 88,463
 Puget Energy                                           1,300                 29,510
 XCEL Energy                                           12,200                211,304
                                                                           2,728,958
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.11%)
 Flextronics International /1/                         13,400                177,550
                                                      Shares
                                                       Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (CONTINUED)
                                                                         $
 Sanmina /1/                                           11,600                 81,780
 Solectron /1/                                         66,100                327,195
 Vishay Intertechnology /1/                            13,500                174,150
                                                                             760,675
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.12%)
 Agere Systems /1/                                     76,600                 80,430
ELECTRONIC PARTS DISTRIBUTION (0.65%)
 Arrow Electronics /1/                                 11,000                248,380
 Avnet /1/                                             11,500                196,880
                                                                             445,260
FINANCE-CREDIT CARD (0.10%)
 Capital One Financial                                    900                 66,510
FINANCE-INVESTMENT BANKER & BROKER (5.84%)
 Bear Stearns                                           1,500                144,255
 Citigroup                                             66,275              2,924,053
 Lehman Brothers Holdings                               4,300                342,796
 Merrill Lynch                                         10,800                536,976
 Morgan Stanley                                           900                 44,370
                                                                           3,992,450
FINANCE-MORTGAGE LOAN/BANKER (1.51%)
 Federal Home Loan Mortgage                            12,000                782,880
 Federal National Mortgage Association                  3,925                248,845
                                                                           1,031,725
FINANCIAL GUARANTEE INSURANCE (0.88%)
 MBIA                                                   5,200                302,692
 MGIC Investment                                        4,500                299,475
                                                                             602,167
FOOD-MISCELLANEOUS/DIVERSIFIED (1.26%)
 Kraft Foods                                            6,400                203,008
 Sara Lee                                              15,900                363,474
 Unilever                                               5,100                294,780
                                                                             861,262
FOOD-RETAIL (1.64%)
 Albertson's                                           16,200                387,666
 Kroger /1/                                            26,300                408,176
 Safeway /1/                                           16,775                323,925
                                                                           1,119,767
GAS-DISTRIBUTION (0.38%)
 Sempra Energy                                          7,100                256,949
INSTRUMENTS-CONTROLS (0.53%)
 Parker Hannifin                                        6,175                363,461
INSURANCE BROKERS (0.51%)
 Aon                                                   12,100                347,754
LIFE & HEALTH INSURANCE (1.16%)
 Genworth Financial                                    14,900                347,170
 Manulife Financial                                    10,193                446,351
                                                                             793,521
MACHINERY-GENERAL INDUSTRY (0.41%)
 Ingersoll-Rand                                         4,100                278,677
                                                      Shares
                                                       Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (3.12%)
                                                                         $
 AstraZeneca                                            7,100                292,023
 Bristol-Myers Squibb                                  14,250                337,297
 GlaxoSmithKline                                        6,700                292,991
 Merck                                                 21,250                701,250
 Pfizer                                                 6,075                185,895
 Sanofi-Synthelabo                                      8,900                325,829
                                                                           2,135,285
MEDICAL-HMO (0.17%)
 Humana /1/                                             5,800                115,884
 UnitedHealth Group                                         1                     74
                                                                             115,958
MEDICAL-HOSPITALS (0.18%)
 HCA                                                    3,200                122,080
METAL PROCESSORS & FABRICATION (0.24%)
 Worthington Industries                                 7,700                164,395
METAL-ALUMINUM (1.05%)
 Alcan                                                  6,100                291,580
 Alcoa                                                 12,800                429,952
                                                                             721,532
MONEY CENTER BANKS (4.36%)
 Bank of America                                       55,036              2,384,710
 JP Morgan Chase                                       15,090                599,526
                                                                           2,984,236
MULTI-LINE INSURANCE (2.59%)
 Allstate                                              12,100                580,679
 American International Group                           4,000                271,960
 Hartford Financial Services Group                      8,800                544,984
 MetLife                                                9,650                372,972
                                                                           1,770,595
MULTIMEDIA (1.50%)
 Time Warner /1/                                       58,300                940,962
 Viacom                                                   375                 12,585
 Walt Disney                                            3,300                 74,415
                                                                           1,027,962
NETWORKING PRODUCTS (0.23%)
 Lucent Technologies /1/                               49,000                155,330
OIL COMPANY-INTEGRATED (11.00%)
 BP Amoco                                               5,400                310,662
 ChevronTexaco                                         31,350              1,681,614
 ConocoPhillips                                        12,125              1,004,556
 Exxon Mobil                                           70,200              3,392,766
 Marathon Oil                                          12,600                520,128
 Occidental Petroleum                                  10,975                613,832
                                                                           7,523,558
OIL REFINING & MARKETING (0.37%)
 Ashland                                                4,525                253,762
PAPER & RELATED PRODUCTS (2.09%)
 Georgia-Pacific                                       11,350                408,032
 Louisiana-Pacific                                     11,200                290,640
 MeadWestvaco                                          13,000                414,700
                                                      Shares
                                                       Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PAPER & RELATED PRODUCTS (CONTINUED)
                                                                         $
 Temple-Inland                                          4,700                315,605
                                                                           1,428,977
PHARMACY SERVICES (0.56%)
 Medco Health Solutions /1/                            12,300                380,070
POWER CONVERTER & SUPPLY EQUIPMENT (0.33%)
 Hubbell                                                4,975                223,029
PRINTING-COMMERCIAL (0.53%)
 R.R. Donnelley & Sons                                 11,675                365,661
PROPERTY & CASUALTY INSURANCE (2.07%)
 ACE                                                    3,000                120,180
 Chubb                                                  5,425                381,269
 St. Paul                                              17,613                582,286
 XL Capital                                             4,500                332,955
                                                                           1,416,690
REGIONAL BANKS (6.82%)
 Comerica                                               7,800                462,930
 Huntington Bancshares                                  6,475                161,292
 KeyCorp                                                9,175                289,930
 National City                                         14,925                576,404
 PNC Financial Services Group                           5,500                297,550
 SunTrust Banks                                         7,575                533,356
 U.S. Bancorp                                          21,000                606,900
 Wachovia                                              19,550                917,872
 Wells Fargo                                           13,750                819,912
                                                                           4,666,146
RETAIL-APPAREL & SHOE (0.96%)
 Foot Locker                                            3,000                 71,100
 Limited                                               20,100                448,029
 Nordstrom                                              3,600                137,664
                                                                             656,793
RETAIL-BUILDING PRODUCTS (0.39%)
 Home Depot                                             6,800                266,560
RETAIL-MAJOR DEPARTMENT STORE (1.01%)
 May Department Stores                                 12,375                317,172
 Saks /1/                                              14,700                177,135
 Sears Roebuck                                          4,925                196,261
                                                                             690,568
RETAIL-OFFICE SUPPLIES (0.40%)
 Office Depot /1/                                      18,175                273,170
RETAIL-REGIONAL DEPARTMENT STORE (0.58%)
 Federated Department Stores                            8,700                395,241
RETAIL-RESTAURANTS (1.00%)
 McDonald's                                            24,500                686,735
RUBBER-TIRES (0.17%)
 Cooper Tire & Rubber                                   5,800                116,986
SAVINGS & LOANS-THRIFTS (2.20%)
 Astoria Financial                                      5,100                180,999
 Golden West Financial                                  2,650                294,017
 Sovereign Bancorp                                     14,500                316,390
                                                      Shares
                                                       Held                  Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
                                                                         $
 Washington Mutual                                     18,175                710,279
                                                                           1,501,685
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.13%)
 Atmel /1/                                             25,300                 91,586
STEEL PRODUCERS (1.32%)
 Nucor                                                  5,400                493,398
 United States Steel                                   10,800                406,296
                                                                             899,694
TELECOMMUNICATION EQUIPMENT (0.98%)
 ADC Telecommunications /1/                            85,500                154,755
 Nortel Networks /1/                                   45,700                155,380
 Tellabs /1/                                           39,300                361,167
                                                                             671,302
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.51%)
 Corning /1/                                           31,400                347,912
TELEPHONE-INTEGRATED (3.73%)
 BellSouth                                              8,500                230,520
 SBC Communications                                    22,300                578,685
 Sprint                                                39,100                787,083
 Verizon Communications                                24,300                956,934
                                                                           2,553,222
TEXTILE-HOME FURNISHINGS (0.10%)
 Mohawk Industries /1/                                    900                 71,451
TOBACCO (2.77%)
 Altria Group                                          31,700              1,491,168
 UST                                                   10,100                406,626
                                                                           1,897,794
TRANSPORT-RAIL (1.39%)
 Burlington Northern Santa Fe                           5,350                204,959
 CSX                                                    8,200                272,240
 Norfolk Southern                                      16,000                475,840
                                                                             953,039
                           TOTAL COMMON STOCKS                            66,369,843
                                                                         -----------

          TOTAL PORTFOLIO INVESTMENTS (97.05%)                            66,369,843
CASH AND RECEIVABLES, NET OF LIABILITIES (2.95%)                           2,019,228
                    TOTAL NET ASSETS (100.00%)                           $68,389,071
                                                                       -------------

/1/ Non-income producing security.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of ivnestmenst held byt he fund as of the period end were as follows:

Unrealized Appreciation                                 $  8,994,456
Unrealized Depreciation                                   (2,024,361)
                                                      -----------------
Net Unrealized Appreciation (Depreciation)                 6,970,095
Cost for federal income tax purposes                    $ 59,399,748

                            SCHEDULE OF INVESTMENTS
                           LIMITED TERM BOND ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                        Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
BONDS (90.06%)
AEROSPACE & DEFENSE (0.24%)
 Northrop Grumman
                                                        $                     $
  4.08%; 11/16/06                                           70,000                 71,112
 Raytheon
  6.75%; 08/15/07                                           50,000                 54,686
                                                                                  125,798
AEROSPACE & DEFENSE EQUIPMENT (0.25%)
 General Dynamics
  3.00%; 05/15/08                                           60,000                 58,984
 United Technologies
  4.88%; 11/01/06                                           70,000                 72,755
                                                                                  131,739
AGRICULTURAL OPERATIONS (0.16%)
 Bunge Limited Finance
  4.38%; 12/15/08                                           80,000                 80,573
AIRLINES (0.19%)
 Southwest Airlines
  5.50%; 11/01/06                                           70,000                 72,380
  8.00%; 03/01/05                                           25,000                 25,492
                                                                                   97,872
ASSET BACKED SECURITIES (0.29%)
 Bear Stearns Asset Backed Securities /1/
  2.44%; 03/25/34                                          100,000                100,000
 Chase Funding Mortgage Loan
  4.88%; 08/25/28                                           50,000                 50,667
                                                                                  150,667
AUTO-CARS & LIGHT TRUCKS (0.42%)
 DaimlerChrysler Holding
  2.34%; 05/24/06 /1/                                      100,000                100,370
  7.25%; 01/18/06                                          110,000                115,854
                                                                                  216,224
AUTOMOBILE SEQUENTIAL (10.72%)
 Capital Auto Receivables Asset Trust
  2.64%; 03/17/08                                          400,000                400,211
  3.05%; 09/15/05                                           35,521                 35,577
  3.58%; 10/16/06                                          525,000                529,849
  4.16%; 07/16/07                                          217,804                219,446
 Chase Manhattan Auto Owner Trust
  2.06%; 12/15/09                                          475,000                465,403
  4.21%; 01/15/09                                          325,000                329,758
  4.24%; 09/15/08                                          350,000                353,921
 DaimlerChrysler Auto Trust
  2.88%; 10/08/09                                          200,000                199,864
  3.09%; 01/08/08                                          175,000                175,889
  6.70%; 03/08/06                                           98,432                 98,539
 Ford Credit Auto Owner Trust
  2.70%; 06/15/07                                          675,000                675,599
  4.01%; 03/15/06                                          133,375                134,051
  4.14%; 12/15/05                                           27,863                 27,968
  4.72%; 12/15/05                                          200,745                201,359
 Honda Auto Receivables Owner Trust
  2.48%; 07/18/08                                          410,000                408,601
  2.70%; 03/17/08                                          475,000                474,871
  4.49%; 09/17/07                                          200,000                202,947
                                                        Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTOMOBILE SEQUENTIAL (CONTINUED)
 M&I Auto Loan Trust
                                                        $                     $
  3.04%; 10/20/08                                           75,000                 75,385
 Nissan Auto Receivables Owner Trust
  1.89%; 12/15/06                                           79,747                 79,596
  2.70%; 12/17/07                                          100,000                 99,790
  3.33%; 01/15/08                                          100,000                100,858
 Toyota Auto Receivables Owner Trust
  4.39%; 05/15/09                                          250,000                253,833
                                                                                5,543,315
BEVERAGES-NON-ALCOHOLIC (0.06%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                                           30,000                 31,540
BEVERAGES-WINE & SPIRITS (0.09%)
 Diageo Capital
  3.38%; 03/20/08                                           15,000                 14,946
 Diageo Finance
  3.00%; 12/15/06                                           30,000                 29,963
                                                                                   44,909
BROADCASTING SERVICES & PROGRAMMING (0.14%)
 Liberty Media
  3.50%; 09/25/06                                           75,000                 74,697
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.10%)
 Hanson Overseas
  6.75%; 09/15/05                                           50,000                 51,866
CABLE TV (0.36%)
 Comcast Cable Communications
  6.38%; 01/30/06                                          110,000                114,538
 Cox Communications
  6.88%; 06/15/05                                           70,000                 71,717
                                                                                  186,255
CELLULAR TELECOMMUNICATIONS (0.91%)
 360 Communications
  7.50%; 03/01/06                                           50,000                 53,233
 AT&T Wireless Services
  6.88%; 04/18/05                                           50,000                 51,169
  7.35%; 03/01/06                                           25,000                 26,547
 Cingular Wireless
  5.63%; 12/15/06                                           70,000                 73,245
 Telus
  7.50%; 06/01/07                                           70,000                 76,759
 Verizon Wireless Capital
  5.38%; 12/15/06                                          145,000                151,779
 Vodafone Group
  7.63%; 02/15/05                                           35,000                 35,680
                                                                                  468,412
CHEMICALS-DIVERSIFIED (0.33%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                           25,000                 26,171
 Dow Chemical
  7.00%; 08/15/05                                           50,000                 51,833
 E. I. Du Pont de Nemours
  3.38%; 11/15/07                                           90,000                 90,469
                                                                                  168,473
                                                        Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COATINGS & PAINT (0.14%)
 Valspar
                                                        $                     $
  6.00%; 05/01/07                                           70,000                 74,356
COMMERCIAL BANKS (0.43%)
 AmSouth Bank
  2.82%; 11/03/06                                           20,000                 19,887
 Marshall & Ilsley Bank
  4.13%; 09/04/07                                           75,000                 77,076
 PNC Bank
  7.88%; 04/15/05                                           50,000                 51,426
 Shawmut Bank
  8.63%; 02/15/05                                           50,000                 51,249
 Union Planters Bank
  5.13%; 06/15/07                                           20,000                 21,073
                                                                                  220,711
COMMERCIAL SERVICE-FINANCE (0.03%)
 Equifax
  4.95%; 11/01/07                                           15,000                 15,670
COMPUTER SERVICES (0.20%)
 Computer Sciences
  7.50%; 08/08/05                                          100,000                103,698
COMPUTERS (0.24%)
 Hewlett-Packard
  5.50%; 07/01/07                                           50,000                 52,855
 International Business Machines
  4.25%; 09/15/09                                           70,000                 71,597
                                                                                  124,452
COSMETICS & TOILETRIES (0.24%)
 Gillette
  2.50%; 06/01/08                                           10,000                  9,751
  4.00%; 06/30/05                                           60,000                 60,651
 Procter & Gamble
  4.75%; 06/15/07                                           20,000                 20,834
  6.60%; 12/15/04                                           35,000                 35,332
                                                                                  126,568
CREDIT CARD ASSET BACKED SECURITIES (4.91%)
 Bank One Issuance Trust
  2.94%; 06/16/08                                          265,000                266,112
  3.35%; 03/15/11                                          100,000                 99,483
  3.86%; 06/15/11                                          700,000                707,161
 Capital One Master Trust
  5.30%; 06/15/09                                          100,000                104,307
  5.45%; 03/16/09                                           45,000                 46,591
 Capital One Multi-Asset Execution Trust /1/
  1.98%; 12/15/09                                           75,000                 75,033
 Chase Credit Card Master Trust
  1.96%; 05/15/09 /1/                                      100,000                 99,997
  5.50%; 11/17/08                                          190,000                198,606
 Citibank Credit Card Issuance Trust
  2.70%; 01/15/08                                          400,000                400,311
  6.90%; 10/15/07                                           75,000                 78,352
 Discover Card Master Trust I
  5.15%; 10/15/09                                          150,000                157,415
 MBNA Credit Card Master Note Trust
  3.65%; 03/15/11                                          200,000                200,442
                                                        Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (CONTINUED)
 MBNA Master Credit Card Trust
                                                        $                     $
  6.90%; 01/15/08                                          100,000                103,855
                                                                                2,537,665
DATA PROCESSING & MANAGEMENT (0.11%)
 First Data
  3.38%; 08/01/08                                           60,000                 59,470
DIVERSIFIED FINANCIAL SERVICES (1.05%)
 General Electric Capital
  1.84%; 02/02/09 /1/                                       30,000                 30,055
  4.25%; 01/15/08                                          150,000                153,914
  5.00%; 06/15/07                                          230,000                240,559
 John Deere Capital
  3.63%; 05/25/07                                           50,000                 50,331
  4.50%; 08/22/07                                           25,000                 25,832
 NiSource Finance
  3.20%; 11/01/06                                           45,000                 44,862
                                                                                  545,553
DIVERSIFIED MANUFACTURING OPERATIONS (0.56%)
 Cooper Industries
  5.25%; 07/01/07                                           20,000                 20,975
 Dover
  6.45%; 11/15/05                                           64,000                 66,523
 Honeywell International
  6.13%; 07/01/05                                          100,000                102,514
  6.88%; 10/03/05                                           41,000                 42,652
 Tyco International Group
  6.13%; 01/15/09                                           50,000                 54,361
                                                                                  287,025
ELECTRIC-DISTRIBUTION (0.04%)
 Detroit Edison
  5.05%; 10/01/05                                           20,000                 20,474
ELECTRIC-INTEGRATED (2.25%)
 Alabama Power
  2.80%; 12/01/06                                           10,000                  9,946
 Appalachian Power
  4.80%; 06/15/05                                           80,000                 81,085
 Commonwealth Edison
  6.40%; 10/15/05                                          130,000                134,794
 Conectiv
  5.30%; 06/01/05                                           10,000                 10,141
 Consolidated Edison
  3.63%; 08/01/08                                           60,000                 59,733
 Dominion Resources
  2.01%; 05/15/06 /1/                                       80,000                 80,151
  7.63%; 07/15/05                                           35,000                 36,341
 Duke Energy
  3.75%; 03/05/08                                           60,000                 60,266
 FPL Group Capital
  1.88%; 03/30/05                                           50,000                 49,922
  3.25%; 04/11/06                                           35,000                 35,220
 Georgia Power /1/
  1.90%; 02/17/09                                           40,000                 39,978
 MidAmerican Energy Holdings
  4.63%; 10/01/07                                           25,000                 25,577
                                                        Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Niagara Mohawk Power
                                                        $                     $
  7.75%; 05/15/06                                           60,000                 64,386
 Oncor Electric Delivery
  5.00%; 09/01/07                                           20,000                 20,822
 Pacific Gas & Electric
  3.60%; 03/01/09                                           65,000                 64,242
 Pepco Holdings
  5.50%; 08/15/07                                           25,000                 26,176
 Potomac Electric Power
  6.50%; 09/15/05                                           50,000                 51,724
 Progress Energy
  6.75%; 03/01/06                                           95,000                 99,764
 Public Service Company of Colorado
  4.38%; 10/01/08                                           70,000                 71,502
 SCANA /1/
  2.16%; 11/15/06                                           50,000                 50,093
 Tennessee Valley Authority
  6.38%; 06/15/05                                           40,000                 41,159
 TXU U.S. Holdings
  6.25%; 10/01/04                                           50,000                 50,000
                                                                                1,163,022
FEDERAL & FEDERALLY SPONSORED CREDIT (1.92%)
 Federal Farm Credit Bank
  3.00%; 04/15/08                                        1,000,000                990,311
FIDUCIARY BANKS (0.17%)
 Bank of New York
  5.20%; 07/01/07                                           85,000                 89,239
FINANCE-AUTO LOANS (2.10%)
 American Honda Finance /1/ /2/
  1.86%; 02/20/07                                           30,000                 30,003
 Ford Motor Credit
  6.13%; 01/09/06                                          150,000                155,368
  6.50%; 01/25/07                                          175,000                185,357
  7.50%; 03/15/05                                          190,000                194,189
 General Motors Acceptance
  2.88%; 10/20/05 /1/                                      160,000                161,257
  4.38%; 12/10/07                                           25,000                 25,205
  5.13%; 05/09/08                                           85,000                 86,954
  6.13%; 08/28/07                                           60,000                 63,213
  6.75%; 01/15/06                                          110,000                114,740
 Toyota Motor Credit
  2.80%; 01/18/06                                           70,000                 70,196
                                                                                1,086,482
FINANCE-COMMERCIAL (0.48%)
 CIT Group
  1.91%; 02/15/07 /1/                                       65,000                 64,997
  7.38%; 04/02/07                                          125,000                137,085
 Textron Financial
  5.88%; 06/01/07                                           45,000                 47,917
                                                                                  249,999
FINANCE-CONSUMER LOANS (1.17%)
 American General Finance
  5.88%; 07/14/06                                          180,000                189,040
  7.45%; 01/15/05                                           35,000                 35,509
                                                        Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-CONSUMER LOANS (CONTINUED)
 Household Finance
                                                        $                     $
  1.86%; 02/09/07 /1/                                       80,000                 80,071
  3.38%; 02/21/06                                          145,000                146,198
  6.50%; 01/24/06                                           75,000                 78,625
 SLM /1/
  4.47%; 03/02/09                                           75,000                 75,665
                                                                                  605,108
FINANCE-CREDIT CARD (0.24%)
 American Express
  3.75%; 11/20/07                                           70,000                 70,719
 Capital One Bank
  6.88%; 02/01/06                                           50,000                 52,573
                                                                                  123,292
FINANCE-INVESTMENT BANKER & BROKER (3.67%)
 Banque Paribas
  8.35%; 06/15/07                                           75,000                 84,707
 Bear Stearns
  3.00%; 03/30/06                                           60,000                 60,157
  6.50%; 05/01/06                                          115,000                121,340
  6.88%; 10/01/05                                           78,000                 81,226
 Citigroup
  6.75%; 12/01/05                                          455,000                476,477
 Credit Suisse First Boston
  5.75%; 04/15/07                                          165,000                174,970
 Goldman Sachs Group
  1.98%; 07/23/09 /1/                                      100,000                100,144
  7.63%; 08/17/05                                           75,000                 78,346
 Lehman Brothers Holdings
  6.25%; 05/15/06                                          170,000                178,903
 Merrill Lynch
  1.95%; 02/06/09 /1/                                      130,000                129,910
  4.43%; 03/02/09 /1/                                       40,000                 40,123
  6.00%; 11/15/04                                           55,000                 55,243
  6.15%; 01/26/06                                           45,000                 47,032
 Morgan Stanley
  1.84%; 02/15/07 /1/                                       90,000                 90,050
  7.75%; 06/15/05                                          175,000                181,482
                                                                                1,900,110
FINANCE-LEASING COMPANY (0.37%)
 AT&T Capital
  6.60%; 05/15/05                                           25,000                 25,482
 Boeing Capital
  5.75%; 02/15/07                                          110,000                116,499
 International Lease Finance /1/
  2.41%; 01/15/10                                           50,000                 49,925
                                                                                  191,906
FINANCE-MORTGAGE LOAN/BANKER (23.69%)
 Countrywide Home Loan
  1.87%; 02/17/06 /1/                                       40,000                 39,998
  2.88%; 02/15/07                                           80,000                 79,132
  4.50%; 01/25/33                                           62,671                 62,780
  6.70%; 03/10/05                                           75,000                 76,385
 Federal Home Loan Bank
  2.88%; 09/15/06                                          850,000                851,539
                                                        Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
 Federal Home Loan Bank System
                                                        $                     $
  4.88%; 11/15/06                                        1,450,000              1,508,413
 Federal Home Loan Mortgage
  1.50%; 08/15/05                                        2,050,000              2,035,824
  5.25%; 01/15/06                                        2,300,000              2,379,633
 Federal National Mortgage Association
  4.19%; 02/17/09 /1/                                      180,000                180,842
  5.25%; 04/15/07                                        1,875,000              1,976,618
  7.00%; 07/15/05                                        2,950,000              3,058,383
                                                                               12,249,547
FINANCE-OTHER SERVICES (0.88%)
 Caterpillar Financial Services
  3.00%; 02/15/07                                           70,000                 69,615
  4.69%; 04/25/05                                           20,000                 20,291
 Mellon Funding
  4.88%; 06/15/07                                           70,000                 72,912
 National Rural Utilities
  6.00%; 05/15/06                                           95,000                 99,624
 Newcourt Credit Group
  6.88%; 02/16/05                                           70,000                 71,177
 Verizon Global Funding
  6.75%; 12/01/05                                          115,000                120,388
                                                                                  454,007
FOOD-MEAT PRODUCTS (0.10%)
 Tyson Foods
  6.75%; 06/01/05                                           50,000                 51,018
FOOD-MISCELLANEOUS/DIVERSIFIED (0.85%)
 Campbell Soup
  5.50%; 03/15/07                                           85,000                 89,323
 General Mills
  5.13%; 02/15/07                                           20,000                 20,830
 Kellogg
  6.00%; 04/01/06                                           75,000                 78,419
 Kraft Foods
  4.63%; 11/01/06                                           95,000                 97,699
 Sara Lee
  2.75%; 06/15/08                                           10,000                  9,784
  5.95%; 01/20/05                                           65,000                 65,628
 Unilever Capital
  6.88%; 11/01/05                                           75,000                 78,398
                                                                                  440,081
FOOD-RETAIL (0.22%)
 Safeway
  2.50%; 11/01/05                                           65,000                 64,753
  3.80%; 08/15/05                                           50,000                 50,447
                                                                                  115,200
GAS-DISTRIBUTION (0.09%)
 Sempra Energy
  4.75%; 05/15/09                                           45,000                 46,464
HOME EQUITY-OTHER (0.13%)
 Argent Securities /1/
  2.06%; 02/25/34                                           40,000                 39,942
                                                        Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
HOME EQUITY-OTHER (CONTINUED)
 Specialty Underwriting & Residential
  Finance /1/
                                                        $                     $
  2.35%; 02/25/35                                           25,000                 25,000
                                                                                   64,942
HOME EQUITY-SEQUENTIAL (0.60%)
 Ameriquest Mortgage Securities
  2.04%; 04/25/34 /1/                                       75,000                 75,000
  3.02%; 10/25/33                                           75,000                 74,612
 New Century Home Equity Loan Trust
  3.56%; 11/25/33                                          160,000                160,356
                                                                                  309,968
INDUSTRIAL GASES (0.09%)
 Praxair
  4.75%; 07/15/07                                           20,000                 20,712
  6.85%; 06/15/05                                           25,000                 25,718
                                                                                   46,430
INSURANCE BROKERS (0.28%)
 Aon
  6.70%; 01/15/07 /1/                                       30,000                 32,078
  8.65%; 05/15/05                                           60,000                 61,939
 Marsh & McLennan
  3.63%; 02/15/08                                           50,000                 50,143
                                                                                  144,160
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.05%)
 AMVESCAP
  6.60%; 05/15/05                                           25,000                 25,572
LIFE & HEALTH INSURANCE (0.21%)
 Lincoln National
  5.25%; 06/15/07                                           20,000                 20,963
 ReliaStar Financial
  8.63%; 02/15/05                                           50,000                 51,067
 Torchmark
  6.25%; 12/15/06                                           35,000                 37,356
                                                                                  109,386
MEDICAL PRODUCTS (0.14%)
 Baxter International
  5.25%; 05/01/07                                           70,000                 73,180
MEDICAL-DRUGS (0.17%)
 Eli Lilly
  5.50%; 07/15/06                                           35,000                 36,594
 GlaxoSmithKline Capital
  2.38%; 04/16/07                                           50,000                 49,154
                                                                                   85,748
MEDICAL-HMO (0.48%)
 Anthem
  3.50%; 09/01/07                                           50,000                 50,008
  4.88%; 08/01/05                                           70,000                 71,123
 UnitedHealth Group
  3.30%; 01/30/08                                           75,000                 74,517
  3.38%; 08/15/07                                           50,000                 50,067
                                                                                  245,715
                                                        Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
METAL-ALUMINUM (0.17%)
 Alcan
                                                        $                     $
  6.25%; 11/01/08                                           20,000                 21,769
 Alcoa
  4.25%; 08/15/07                                           65,000                 66,770
                                                                                   88,539
METAL-DIVERSIFIED (0.11%)
 Rio Tinto Finance
  2.63%; 09/30/08                                           60,000                 57,651
MISCELLANEOUS INVESTING (0.69%)
 Archstone-Smith Operating Trust
  3.00%; 06/15/08                                           60,000                 58,206
 Camden Property Trust
  5.88%; 06/01/07                                           70,000                 74,068
 Developers Diversified Realty
  3.88%; 01/30/09                                           25,000                 24,552
 Duke Realty
  3.35%; 01/15/08                                           25,000                 24,686
 HRPT Properties Trust
  6.70%; 02/23/05                                           50,000                 50,778
 New Plan Excel Realty Trust
  5.88%; 06/15/07                                           20,000                 21,188
 Simon Property Group
  3.75%; 01/30/09                                           75,000                 73,762
  7.13%; 06/24/05                                           30,000                 30,969
                                                                                  358,209
MONEY CENTER BANKS (0.93%)
 Bank of America
  4.75%; 10/15/06                                          165,000                170,649
 JP Morgan Chase
  3.13%; 12/11/06                                          100,000                100,314
  5.25%; 05/30/07                                          100,000                105,086
  5.35%; 03/01/07                                           25,000                 26,247
  6.50%; 08/01/05                                           75,000                 77,404
                                                                                  479,700
MORTGAGE BACKED SECURITIES (9.74%)
 Banc of America Commercial Mortgage
  7.11%; 11/15/31                                           93,660                101,631
 Bear Stearns Commercial Mortgage Securities /2/
  0.86%; 05/11/39 /1/                                    2,550,199                 73,464
  3.97%; 11/11/35                                          447,095                448,658
 Chase Manhattan Bank-First Union National Bank
  Commercial Mortgage Trust
  7.13%; 08/15/31                                          297,679                318,195
 Commercial Mortgage Pass-Through Certificate /2/
  3.25%; 06/10/38                                           94,051                 91,041
 CS First Boston Mortgage Securities
  6.25%; 12/16/35                                          100,000                108,057
 First Union-Lehman Brothers-Bank of America
  Commercial Mortgage Trust
  6.56%; 11/18/35                                          100,000                108,670
 GE Capital Commercial Mortgage
  6.32%; 01/15/33                                           62,720                 65,972
                                                        Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 GMAC Commercial Mortgage Securities
                                                        $                     $
  4.32%; 10/15/38                                           80,293                 81,808
  6.95%; 09/15/33                                          100,000                111,857
 Greenwich Capital Commercial
  Funding /1/ /2/
  0.55%; 06/10/36                                        6,921,000                130,378
 JP Morgan Chase Commercial
  Mortgage Securities
  3.48%; 06/12/41                                          484,723                483,742
  4.47%; 11/15/35                                           34,476                 34,991
  6.04%; 11/15/35                                          190,000                204,013
 JP Morgan Commercial Mortgage Finance
  7.16%; 09/15/29                                           50,000                 54,793
 LB-UBS Commercial Mortgage Trust /2/
  1.41%; 03/15/36 /1/                                    1,691,618                 89,588
  2.60%; 05/15/27                                           86,654                 84,906
  4.19%; 08/15/29                                          350,000                353,188
  4.90%; 06/15/26                                          200,000                207,860
  5.97%; 03/15/26                                          265,000                283,779
  6.06%; 06/15/20                                          132,898                141,966
 Merrill Lynch Mortgage Investors /1/
  7.86%; 12/26/25                                           50,000                 51,831
 Morgan Stanley Capital I
  3.48%; 09/15/37                                           68,160                 68,381
  5.33%; 12/18/32                                          150,000                156,917
  6.54%; 02/15/31                                          230,000                250,902
 NationsLink Funding
  7.03%; 06/20/31                                          472,710                504,585
  7.23%; 06/20/31                                          125,000                139,630
 PNC Mortgage Acceptance
  7.11%; 12/10/32                                           81,623                 88,069
 Prudential Securities Secured Financing
  6.48%; 11/01/31                                          100,000                109,407
 Wachovia Bank Commercial Mortgage Trust /1/ /2/
  0.50%; 01/15/41                                        6,707,794                 90,193
                                                                                5,038,472
MULTI-LINE INSURANCE (0.26%)
 Allstate
  7.88%; 05/01/05                                           10,000                 10,309
 Hartford Financial Services Group
  4.70%; 09/01/07                                           70,000                 72,290
 Metlife
  3.91%; 05/15/05                                           50,000                 50,515
                                                                                  133,114
MULTIMEDIA (1.08%)
 AOL Time Warner
  6.13%; 04/15/06                                          105,000                109,776
 Gannett
  5.50%; 04/01/07                                           75,000                 79,151
 Thomson
  5.75%; 02/01/08                                           70,000                 74,513
 Viacom
  7.15%; 05/20/05                                           47,000                 48,372
  7.75%; 06/01/05                                          140,000                144,994
                                                        Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MULTIMEDIA (CONTINUED)
 Walt Disney
                                                        $                     $
  7.30%; 02/08/05                                          100,000                101,715
                                                                                  558,521
OIL & GAS DRILLING (0.09%)
 Transocean
  6.75%; 04/15/05                                           45,000                 45,838
OIL COMPANY-EXPLORATION & PRODUCTION (0.40%)
 Kerr-McGee
  5.38%; 04/15/05                                           70,000                 71,017
 PennzEnergy
  10.25%; 11/01/05                                          50,000                 53,516
 Petroleos Mexicanos
  6.50%; 02/01/05                                           80,000                 81,040
                                                                                  205,573
OIL COMPANY-INTEGRATED (0.50%)
 BP Canada Finance
  3.63%; 01/15/09                                           75,000                 74,718
 ChevronTexaco Capital
  3.38%; 02/15/08                                           75,000                 75,204
 Marathon Oil
  5.38%; 06/01/07                                           70,000                 73,424
 Occidental Petroleum
  4.00%; 11/30/07                                           35,000                 35,525
                                                                                  258,871
OIL FIELD MACHINERY & EQUIPMENT (0.10%)
 Cooper Cameron
  2.65%; 04/15/07                                           55,000                 53,885
OIL REFINING & MARKETING (0.09%)
 Valero Energy
  6.13%; 04/15/07                                           45,000                 47,843
OIL-FIELD SERVICES (0.06%)
 Halliburton /1/
  3.12%; 10/17/05                                           30,000                 30,262
PAPER & RELATED PRODUCTS (0.34%)
 Union Camp
  7.00%; 08/15/06                                           75,000                 80,069
 Weyerhaeuser
  5.50%; 03/15/05                                           16,000                 16,210
  6.13%; 03/15/07                                           75,000                 79,837
                                                                                  176,116
PHOTO EQUIPMENT & SUPPLIES (0.12%)
 Eastman Kodak
  3.63%; 05/15/08                                           65,000                 63,666
PIPELINES (0.59%)
 Duke Energy Field Services
  7.50%; 08/16/05                                           75,000                 77,933
 Enbridge Energy Partners
  4.00%; 01/15/09                                           50,000                 49,668
 Kinder Morgan
  6.65%; 03/01/05                                          125,000                127,004
                                                        Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PIPELINES (CONTINUED)
 Kinder Morgan Energy Partners
                                                        $                     $
  8.00%; 03/15/05                                           50,000                 51,179
                                                                                  305,784
POULTRY (0.14%)
 Tyson Foods
  7.25%; 10/01/06                                           50,000                 53,621
  6.63%; 10/01/04                                           20,000                 20,000
                                                                                   73,621
PROPERTY & CASUALTY INSURANCE (0.43%)
 ACE
  6.00%; 04/01/07                                          100,000                105,959
 Chubb
  6.15%; 08/15/05                                           25,000                 25,700
 St. Paul
  7.88%; 04/15/05                                           70,000                 71,976
 Travelers Property Casualty
  3.75%; 03/15/08                                           20,000                 20,150
                                                                                  223,785
PUBLISHING-BOOKS (0.15%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                           25,000                 26,308
  7.00%; 05/15/05                                           50,000                 51,381
                                                                                   77,689
REAL ESTATE OPERATOR & DEVELOPER (0.26%)
 EOP Operating
  7.75%; 11/15/07                                           75,000                 83,747
 ERP Operating
  4.75%; 06/15/09                                           50,000                 51,288
                                                                                  135,035
REGIONAL AUTHORITY (0.62%)
 New Brunswick
  3.50%; 10/23/07                                           20,000                 20,190
 Province of Manitoba
  2.75%; 01/17/06                                           70,000                 70,324
 Province of Ontario
  3.50%; 09/17/07                                          130,000                130,836
 Province of Quebec
  5.50%; 04/11/06                                           95,000                 98,938
                                                                                  320,288
REGIONAL BANKS (2.49%)
 Bank One
  7.63%; 08/01/05                                          215,000                224,187
 Fifth Third Bancorp
  3.38%; 08/15/08                                           60,000                 59,458
 First Union
  7.55%; 08/18/05                                          200,000                208,424
 FleetBoston Financial
  7.25%; 09/15/05                                          175,000                182,540
 KeyCorp
  4.63%; 05/16/05                                           75,000                 75,938
 Korea Development Bank
  3.88%; 03/02/09                                           25,000                 24,755
  7.25%; 05/15/06                                           55,000                 58,767
                                                        Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
REGIONAL BANKS (CONTINUED)
 PNC Funding
                                                        $                     $
  5.75%; 08/01/06                                           85,000                 89,054
 SunTrust Banks
  2.50%; 11/01/06                                           10,000                  9,895
  5.05%; 07/01/07                                           45,000                 47,020
 U.S. Bancorp
  6.75%; 10/15/05                                           60,000                 62,408
 Wells Fargo
  5.90%; 05/21/06                                          235,000                246,835
                                                                                1,289,281
REINSURANCE (0.18%)
 Berkshire Hathaway
  3.38%; 10/15/08                                           20,000                 19,843
  3.38%; 10/15/08                                           75,000                 74,410
                                                                                   94,253
RENTAL-AUTO & EQUIPMENT (0.04%)
 Hertz
  4.70%; 10/02/06                                           20,000                 20,384
RETAIL-DISCOUNT (0.68%)
 Costco Wholesale
  5.50%; 03/15/07                                           70,000                 73,712
 Target
  5.40%; 10/01/08                                           70,000                 74,427
 Wal-Mart Stores
  4.38%; 07/12/07                                          195,000                201,063
                                                                                  349,202
RETAIL-DRUG STORE (0.14%)
 CVS
  3.88%; 11/01/07                                           70,000                 70,894
RETAIL-MAJOR DEPARTMENT STORE (0.11%)
 May Department Stores /2/
  3.95%; 07/15/07                                           55,000                 55,428
RETAIL-RESTAURANTS (0.14%)
 McDonald's
  5.38%; 04/30/07                                           70,000                 73,606
SAVINGS & LOANS-THRIFTS (0.33%)
 Golden West Financial
  4.13%; 08/15/07                                           70,000                 71,522
 Washington Mutual
  1.97%; 11/03/05 /1/                                       50,000                 50,076
  4.00%; 01/15/09                                           50,000                 50,059
                                                                                  171,657
SOVEREIGN (1.37%)
 Finland Government
  4.75%; 03/06/07                                           75,000                 78,098
 Italy Government
  4.38%; 10/25/06                                          470,000                483,502
 Mexico Government
  8.50%; 02/01/06                                          135,000                144,450
                                                                                  706,050
                                                        Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SPECIAL PURPOSE BANKS (0.74%)
 KFW International Finance
                                                        $                     $
  3.75%; 10/01/04                                          100,000                100,000
 Kreditanstalt fuer Wiederaufbau
  2.38%; 09/25/06                                          285,000                283,915
                                                                                  383,915
SPECIAL PURPOSE ENTITY (0.15%)
 Fondo Latinoamericano de Reservas /2/
  3.00%; 08/01/06                                           75,000                 75,146
SUPRANATIONAL BANK (1.76%)
 Asian Development Bank
  2.38%; 03/15/06                                          100,000                 99,905
 Corp Andina de Fomento
  6.75%; 03/15/05                                           30,000                 30,525
  8.88%; 06/01/05                                           75,000                 77,970
 European Investment Bank
  4.63%; 03/01/07                                          455,000                471,872
 Inter-American Development Bank
  5.38%; 01/18/06                                          150,000                155,531
  6.50%; 10/20/04                                           75,000                 75,170
                                                                                  910,973
TELEPHONE-INTEGRATED (1.45%)
 ALLTEL
  6.75%; 09/15/05                                           60,000                 62,360
 BellSouth
  4.20%; 09/15/09                                           20,000                 20,115
  5.00%; 10/15/06                                          100,000                103,775
 British Telecommunications /1/
  7.88%; 12/15/05                                          125,000                132,402
 Deutsche Telekom International Finance /1/
  8.25%; 06/15/05                                           50,000                 51,933
 France Telecom /1/
  7.95%; 03/01/06                                           75,000                 80,119
 GTE North
  6.40%; 02/15/05                                           25,000                 25,343
 SBC Communications
  5.75%; 05/02/06                                          100,000                104,411
 Sprint Capital
  7.13%; 01/30/06                                          100,000                105,446
 Telecom Italia Capital /2/
  4.00%; 11/15/08                                           65,000                 65,365
                                                                                  751,269
TEXTILE-HOME FURNISHINGS (0.09%)
 Mohawk Industries
  6.50%; 04/15/07                                           45,000                 48,098
TOOLS-HAND HELD (0.14%)
 Stanley Works
  3.50%; 11/01/07                                           70,000                 70,277
TRANSPORT-RAIL (0.78%)
 Burlington Northern Santa Fe
  6.38%; 12/15/05                                           85,000                 88,334
 CSX
  6.25%; 10/15/08                                           75,000                 81,306
                                                        Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TRANSPORT-RAIL (CONTINUED)
 Norfolk Southern
                                                        $                     $
  8.38%; 05/15/05                                          150,000                155,474
 Union Pacific
  7.60%; 05/01/05                                           75,000                 77,132
                                                                                  402,246
TRANSPORT-SERVICES (0.04%)
 FedEx
  1.88%; 04/01/05                                           20,000                 20,019
                                     TOTAL BONDS                               46,574,029

                                                        Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
CERTIFICATES (3.00%)
                                                        $                     $
4.00%; 09/01/10                                             89,886                 89,948
4.50%; 09/01/10                                            166,348                168,650
4.50%; 10/01/10                                            108,191                109,688
4.50%; 11/01/10                                            295,762                299,854
4.50%; 04/01/11                                            423,708                429,509
4.50%; 06/01/11                                            196,324                199,034
4.50%; 10/01/11 /3/                                        250,000                252,813
                        TOTAL FHLMC CERTIFICATES                                1,549,496

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
CERTIFICATES (3.72%)
4.00%; 05/01/10                                             67,985                 67,953
4.00%; 06/01/10                                             36,628                 36,610
4.00%; 07/01/10                                             40,019                 40,000
4.00%; 08/01/10                                             27,863                 27,850
4.00%; 03/01/11                                             93,934                 93,870
4.50%; 05/01/10                                            114,297                115,773
4.50%; 06/01/10                                            240,614                243,723
4.50%; 07/01/10                                            209,346                212,242
4.50%; 05/01/11                                            143,707                145,540
4.50%; 07/01/11                                            247,395                250,550
4.50%; 08/01/11                                            493,848                500,147
4.50%; 09/01/11                                             99,811                101,084
5.00%; 06/01/18                                             89,534                 91,155
                        TOTAL FNMA CERTIFICATES                                 1,926,497

                                                        Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
TREASURY BONDS (0.49%)
 U.S. Treasury Strip /4/
  0.00%; 08/15/09                                       $  300,000            $   253,703
                           TOTAL TREASURY BONDS                                   253,703
                                                        Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.91%)
FINANCE-MORTGAGE LOAN/BANKER (2.91%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
                                                        $                     $
  1.57%; 10/01/04                                        1,504,357              1,504,357
                          TOTAL COMMERCIAL PAPER                                1,504,357
                                                                              -----------

            TOTAL PORTFOLIO INVESTMENTS (100.18%)                              51,808,082
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.18%)                                 (93,206)
                       TOTAL NET ASSETS (100.00%)                             $51,714,876
                                                                              --------------

/1/ Variable rate.
/2/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in trnsactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of thse securiteis totaled $2,220,963 or 4.29% of net assets.
/3/ Security or a portion of the security was purchased in a "to-be-announced"
    ("TBA") transaction. See Notes to Financial Statements.
/4/ Non-income producing security.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                         $    96,013
Unrealized Depreciation                            (269,917)
                                                --------------
Net Unrealized Appreciation (Depreciation)         (173,904)
Cost for federal income tax purposes            $51,981,986

                            SCHEDULE OF INVESTMENTS
                                 MIDCAP ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                             Shares
                                                              Held                    Value
 -----------------------------------------------------------------------------------------------------
COMMON STOCKS (98.71%)
ADVERTISING AGENCIES (0.67%)
                                                                                 $
 Interpublic Group /1/                                        225,074               2,383,534
AEROSPACE & DEFENSE (1.28%)
 Raytheon                                                      75,065               2,850,969
 Rockwell Collins                                              46,737               1,735,812
                                                                                    4,586,781
AEROSPACE & DEFENSE EQUIPMENT (1.33%)
 Alliant Techsystems /1/                                       78,509               4,749,794
AGRICULTURAL OPERATIONS (0.66%)
 Delta & Pine Land                                             88,082               2,356,194
APPAREL MANUFACTURERS (0.84%)
 Polo Ralph Lauren                                             82,830               3,012,527
APPLICATIONS SOFTWARE (1.08%)
 Intuit /1/                                                    85,234               3,869,624
AUDIO & VIDEO PRODUCTS (0.46%)
 Polycom /1/                                                   82,024               1,625,716
BEVERAGES-NON-ALCOHOLIC (0.40%)
 Coca-Cola Enterprises                                         75,815               1,432,904
BROADCASTING SERVICES & PROGRAMMING (1.24%)
 Liberty Media /1/                                            507,372               4,424,284
BUILDING & CONSTRUCTION
  PRODUCTS-MISCELLANEOUS (0.78%)
 Vulcan Materials                                              54,386               2,770,967
BUILDING PRODUCTS-WOOD (0.50%)
 Rayonier                                                      39,211               1,773,906
CABLE TV (0.23%)
 Liberty Media International /1/                               24,355                 812,532
CASINO HOTELS (1.33%)
 Harrah's Entertainment                                        89,799               4,757,551
CASINO SERVICES (0.53%)
 International Game Technology                                 52,240               1,878,028
COMMERCIAL BANKS (5.70%)
 M&T Bank                                                      48,207               4,613,410
 Marshall & Ilsley                                             52,414               2,112,284
 North Fork Bancorp                                           101,363               4,505,585
 TCF Financial                                                301,415               9,129,861
                                                                                   20,361,140
COMMERCIAL SERVICE-FINANCE (1.45%)
 Dun & Bradstreet /1/                                          62,648               3,677,438
 MoneyGram International                                       88,264               1,507,549
                                                                                    5,184,987
COMMERCIAL SERVICES (3.82%)
 Arbitron /1/                                                 122,846               4,497,392
 Magellan Health Services /1/                                  57,808               2,113,460
 ServiceMaster                                                207,988               2,674,726
 Weight Watchers International /1/ /2/                        112,551               4,369,230
                                                                                   13,654,808
COMPUTER SERVICES (3.18%)
 Ceridian /1/                                                 176,381               3,247,174
                                                             Shares
                                                              Held                    Value
 -----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (CONTINUED)
                                                                                 $
 DST Systems /1/                                              111,029               4,937,460
 Sungard Data Systems /1/                                      60,338               1,434,234
 Unisys /1/                                                   170,348               1,757,991
                                                                                   11,376,859
COMPUTERS-INTEGRATED SYSTEMS (3.03%)
 Diebold                                                       80,037               3,737,728
 NCR /1/                                                       84,820               4,206,224
 Synopsys /1/                                                 182,967               2,896,367
                                                                                   10,840,319
COMPUTERS-MEMORY DEVICES (1.62%)
 Storage Technology /1/                                       228,824               5,780,094
COMPUTERS-PERIPHERAL EQUIPMENT (1.10%)
 Lexmark International /1/                                     46,829               3,934,104
COSMETICS & TOILETRIES (0.35%)
 International Flavors & Fragrances                            33,121               1,265,222
DATA PROCESSING & MANAGEMENT (1.66%)
 Certegy                                                       38,871               1,446,390
 Reynolds & Reynolds                                           93,595               2,308,989
 SEI Investments                                               64,983               2,188,627
                                                                                    5,944,006
DENTAL SUPPLIES & EQUIPMENT (0.91%)
 Dentsply International                                        62,298               3,235,758
DIVERSIFIED MANUFACTURING OPERATIONS (0.47%)
 Lancaster Colony                                              39,659               1,672,222
ELECTRIC-INTEGRATED (2.09%)
 Ameren                                                        88,413               4,080,260
 Duquesne Light Holdings                                       70,547               1,267,024
 Scana                                                         57,107               2,132,375
                                                                                    7,479,659
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.62%)
 Gentex                                                       165,159               5,802,036
FOOD-CANNED (0.93%)
 Del Monte Foods /1/                                          315,902               3,313,812
FOOD-CONFECTIONERY (0.10%)
 Tootsie Roll Industries                                       11,767                 343,832
FOOD-DAIRY PRODUCTS (0.44%)
 Dean Foods /1/                                                52,365               1,571,997
FOOD-MISCELLANEOUS/DIVERSIFIED (0.83%)
 McCormick                                                     85,934               2,950,974
GOLD MINING (0.72%)
 Newmont Mining                                                56,839               2,587,880
HEALTH CARE COST CONTAINMENT (0.67%)
 First Health Group /1/                                       147,814               2,378,327
HOME FURNISHINGS (0.67%)
 Ethan Allen Interiors                                         68,903               2,394,379
HOSPITAL BEDS & EQUIPMENT (0.94%)
 Hillenbrand Industries                                        66,587               3,364,641
                                                             Shares
                                                              Held                    Value
 -----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSURANCE BROKERS (2.10%)
                                                                                 $
 Aon                                                          166,998               4,799,522
 Arthur J. Gallagher                                           82,067               2,718,880
                                                                                    7,518,402
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.77%)
 Eaton Vance                                                   49,629               2,004,515
 Federated Investors                                           78,180               2,223,439
 Nuveen Investments                                            71,098               2,104,501
                                                                                    6,332,455
LIFE & HEALTH INSURANCE (1.57%)
 Aflac                                                         64,329               2,522,340
 Torchmark                                                     57,923               3,080,345
                                                                                    5,602,685
LOTTERY SERVICES (1.02%)
 GTECH Holdings                                               144,206               3,651,296
MACHINERY-GENERAL INDUSTRY (0.51%)
 Dover                                                         47,089               1,830,349
MACHINERY-PRINT TRADE (0.38%)
 Zebra Technologies /1/                                        22,283               1,359,486
MEDICAL INFORMATION SYSTEM (1.74%)
 IMS Health                                                   259,391               6,204,633
MEDICAL INSTRUMENTS (3.63%)
 Beckman Coulter                                               62,874               3,528,489
 Biomet                                                        62,482               2,929,156
 Edwards Lifesciences /1/                                      49,704               1,665,084
 Guidant                                                       73,670               4,865,167
                                                                                   12,987,896
MEDICAL LABORATORY & TESTING SERVICE (1.33%)
 Laboratory Corp. of America Holdings /1/                     108,821               4,757,654
MEDICAL PRODUCTS (1.24%)
 Becton Dickinson                                              63,172               3,265,992
 Varian Medical Systems /1/                                    33,931               1,172,995
                                                                                    4,438,987
MEDICAL-DRUGS (1.24%)
 Medimmune /1/                                                187,020               4,432,374
MEDICAL-HMO (0.37%)
 Anthem /1/                                                    15,004               1,309,099
MEDICAL-HOSPITALS (0.44%)
 Health Management Associates                                  77,588               1,585,123
METAL-DIVERSIFIED (1.05%)
 Freeport-McMoran Copper & Gold /2/                            92,912               3,762,936
MISCELLANEOUS INVESTING (2.85%)
 AMB Property                                                  65,882               2,438,952
 Federal Realty Investment Trust                               48,321               2,126,124
 Kimco Realty                                                  69,355               3,557,911
 Prologis Trust                                                58,142               2,048,924
                                                                                   10,171,911
MULTI-LINE INSURANCE (0.88%)
 Loews                                                         53,703               3,141,625
                                                             Shares
                                                              Held                    Value
 -----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTIMEDIA (1.12%)
                                                                                 $
 Belo                                                          95,895               2,161,473
 E.W. Scripps                                                  38,628               1,845,646
                                                                                    4,007,119
NETWORKING PRODUCTS (0.37%)
 3Com /1/                                                     312,767               1,319,877
NON-HAZARDOUS WASTE DISPOSAL (2.62%)
 Republic Services                                            229,592               6,832,658
 Waste Management                                              92,159               2,519,627
                                                                                    9,352,285
OFFICE AUTOMATION & EQUIPMENT (0.59%)
 Pitney Bowes                                                  47,554               2,097,131
OIL COMPANY-EXPLORATION & PRODUCTION (3.30%)
 Apache                                                        63,160               3,164,948
 Burlington Resources                                          48,115               1,963,092
 Pioneer Natural Resources                                     82,849               2,856,633
 XTO Energy                                                   117,144               3,804,837
                                                                                   11,789,510
OIL COMPANY-INTEGRATED (1.03%)
 Marathon Oil                                                  89,080               3,677,222
OIL-FIELD SERVICES (1.64%)
 BJ Services                                                   71,248               3,734,108
 Weatherford International /1/                                 41,529               2,118,809
                                                                                    5,852,917
PAPER & RELATED PRODUCTS (0.35%)
 Boise Cascade                                                 37,920               1,261,978
PHOTO EQUIPMENT & SUPPLIES (0.79%)
 Eastman Kodak                                                 87,119               2,806,974
PIPELINES (1.99%)
 Equitable Resources                                           50,937               2,766,388
 Questar                                                       94,930               4,349,693
                                                                                    7,116,081
POWER CONVERTER & SUPPLY EQUIPMENT (0.93%)
 American Power Conversion                                    191,651               3,332,811
PROPERTY & CASUALTY INSURANCE (3.47%)
 Fidelity National Financial                                  132,237               5,038,230
 Leucadia National                                             71,626               4,057,613
 Mercury General                                               62,699               3,316,150
                                                                                   12,411,993
PUBLISHING-NEWSPAPERS (0.61%)
 Knight Ridder                                                 33,050               2,163,123
REAL ESTATE OPERATOR & DEVELOPER (0.89%)
 Catellus Development                                          85,789               2,274,266
 Forest City Enterprises                                       16,338                 900,224
                                                                                    3,174,490
REINSURANCE (1.53%)
 Everest Re Group                                              73,333               5,450,842
RETAIL-APPAREL & SHOE (0.74%)
 Ross Stores                                                  112,519               2,637,445
                                                             Shares
                                                              Held                    Value
 -----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (1.60%)
                                                                                 $
 Costco Wholesale                                              52,117               2,165,983
 TJX                                                          161,082               3,550,247
                                                                                    5,716,230
RETAIL-HOME FURNISHINGS (0.26%)
 Pier 1 Imports                                                51,154                 924,864
RETAIL-JEWELRY (0.50%)
 Tiffany                                                       58,378               1,794,540
RETAIL-REGIONAL DEPARTMENT STORE (0.81%)
 Neiman Marcus Group                                           50,285               2,891,388
RETAIL-RESTAURANTS (1.37%)
 Yum! Brands                                                  120,782               4,910,996
TELEPHONE-INTEGRATED (2.39%)
 Citizens Communications                                      452,244               6,055,547
 IDT /1/                                                       78,182               1,175,075
 Telephone & Data Systems                                      15,358               1,292,683
                                                                                    8,523,305
TEXTILE-HOME FURNISHINGS (1.18%)
 Mohawk Industries /1/                                         52,979               4,206,003
TOBACCO (1.48%)
 UST                                                          131,471               5,293,022
TOYS (0.74%)
 Mattel                                                       146,676               2,659,236
TRANSPORT-TRUCK (0.66%)
 Heartland Express                                            128,287               2,366,895
                            TOTAL COMMON STOCKS                                   352,696,586

                                                            Principal
                                                              Amount                  Value
 -----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.45%)
FINANCE-CONSUMER LOANS (1.45%)
 Investment in Joint Trading Account;
  Household Finance
                                                           $                     $
  1.89%; 10/01/04                                           5,177,215               5,177,215
                        TOTAL COMMERCIAL PAPER                                      5,177,215


                                                            Maturity
                                                             Amount                    Value
-----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (1.87%)
 Goldman Sachs; 1.70%; dated 09/30/04 maturing
  10/01/04 (collateralized by U.S. Treasuries;
  $6,795,254; 03/03/05 - 02/15/15)/3/                      $6,662,315            $  6,662,000
                    TOTAL REPURCHASE AGREEMENTS                                     6,662,000
                                                                                 ------------

          TOTAL PORTFOLIO INVESTMENTS (102.03%)                                   364,535,801
LIABILITIES, NET OF CASH AND RECEIVABLES (-2.03%)                                  (7,244,278)
                     TOTAL NET ASSETS (100.00%)                                  $357,291,523
                                                                                 ---------------

/1/ Non-income producing security.
/2/ Security or a portion of the security was on loan at the end of the period. /3/ Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of ivnestments held by the fund as of the period end were as follows:

Unrealized Appreciation                         $  71,459,928
Unrealized Depreciation                            (9,919,430)
                                                ---------------
Net Unrealized Appreciation (Depreciation)         61,540,498
Cost for federal income tax purposes            $ 302,995,303

                            SCHEDULE OF INVESTMENTS
                             MIDCAP GROWTH ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                             Shares
                                                              Held                 Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (96.25%)
ADVERTISING SERVICES (0.61%)
                                                                              $
 Getty Images /1/                                            5,800                320,740
AEROSPACE & DEFENSE EQUIPMENT (0.56%)
 Alliant Techsystems /1/                                     4,900                296,450
APPAREL MANUFACTURERS (2.43%)
 Coach /1/                                                  16,300                691,446
 Columbia Sportswear /1/                                     7,500                408,750
 Liz Claiborne                                               4,900                184,828
                                                                                1,285,024
APPLICATIONS SOFTWARE (2.10%)
 Citrix Systems /1/                                         20,200                353,904
 Infosys Technologies /2/                                    3,800                215,080
 Intuit /1/                                                 12,000                544,800
                                                                                1,113,784
BATTERIES & BATTERY SYSTEMS (0.65%)
 Energizer Holdings /1/                                      7,500                345,750
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.40%)
 Monaco Coach                                                9,700                210,005
BUILDING-RESIDENTIAL & COMMERCIAL (2.00%)
 DR Horton                                                   9,200                304,612
 Lennar                                                      6,600                314,160
 NVR /1/                                                       800                440,800
                                                                                1,059,572
CASINO HOTELS (0.70%)
 Harrah's Entertainment                                      7,000                370,860
CHEMICALS-DIVERSIFIED (0.75%)
 Georgia Gulf                                                8,900                396,851
CHEMICALS-SPECIALTY (1.54%)
 Cabot Microelectronics /1/ /2/                              7,700                279,125
 Engelhard                                                   8,100                229,635
 Lubrizol                                                    8,900                307,940
                                                                                  816,700
COATINGS & PAINT (0.43%)
 Sherwin-Williams                                            5,200                228,592
COMMERCIAL BANKS (0.81%)
 First Horizon National                                      4,900                212,464
 South Financial Group                                       7,600                214,320
                                                                                  426,784
COMMERCIAL SERVICE-FINANCE (2.81%)
 Equifax                                                    17,500                461,300
 H&R Block                                                   5,500                271,810
 Moody's                                                    10,300                754,475
                                                                                1,487,585
COMMERCIAL SERVICES (0.65%)
 Corporate Executive Board                                   5,600                342,944
COMPUTER AIDED DESIGN (0.59%)
 Autodesk                                                    6,400                311,232
COMPUTER SERVICES (2.26%)
 Affiliated Computer Services /1/                            8,400                467,628
 FactSet Research Systems /2/                                5,600                269,920
                                                             Shares
                                                              Held                 Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (CONTINUED)
                                                                              $
 Sungard Data Systems /1/                                   19,400                461,138
                                                                                1,198,686
COMPUTERS-MEMORY DEVICES (1.62%)
 SanDisk /1/                                                18,500                538,720
 Storage Technology /1/                                     12,600                318,276
                                                                                  856,996
COMPUTERS-PERIPHERAL EQUIPMENT (1.41%)
 Lexmark International /1/                                   8,900                747,689
CONSUMER PRODUCTS-MISCELLANEOUS (1.90%)
 Clorox                                                      6,800                362,440
 Fortune Brands                                              8,700                644,583
                                                                                1,007,023
CRUISE LINES (0.67%)
 Royal Caribbean Cruises /2/                                 8,100                353,160
DATA PROCESSING & MANAGEMENT (0.82%)
 Fiserv /1/                                                 12,450                434,007
DECISION SUPPORT SOFTWARE (0.50%)
 Cognos /1/                                                  7,500                266,400
DENTAL SUPPLIES & EQUIPMENT (0.47%)
 Dentsply International                                      4,800                249,312
DISPOSABLE MEDICAL PRODUCTS (0.95%)
 C.R. Bard                                                   8,900                504,007
DISTRIBUTION-WHOLESALE (0.57%)
 Ingram Micro /1/                                           18,700                301,070
DIVERSIFIED MANUFACTURING OPERATIONS (1.43%)
 Cooper Industries                                           4,400                259,600
 Crane                                                       7,500                216,900
 ITT Industries                                              3,500                279,965
                                                                                  756,465
DRUG DELIVERY SYSTEMS (0.54%)
 Andrx Group /1/                                            12,700                283,972
E-MARKETING-INFORMATION (0.66%)
 Digital River /1/ /2/                                      11,700                348,426
ELECTRIC-INTEGRATED (0.37%)
 Constellation Energy Group                                  4,900                195,216
ELECTRONIC COMPONENTS & ACCESSORIES (0.43%)
 Integrated Circuit Systems /1/                             10,700                230,050
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.46%)
 Gentex                                                      6,900                242,397
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.20%)
 Altera /1/                                                 29,700                581,229
 ATI Technologies /1/                                       14,500                222,285
 International Rectifier /1/ /2/                             4,700                161,210
 MEMC Electronics Materials /1/                             32,300                273,904
 Microchip Technology                                       16,900                453,596
                                                                                1,692,224
                                                             Shares
                                                              Held                 Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC CONNECTORS (0.52%)
                                                                              $
 Amphenol /1/                                                8,000                274,080
ELECTRONIC FORMS (1.33%)
 Adobe Systems                                              14,200                702,474
ELECTRONIC MEASUREMENT INSTRUMENTS (0.55%)
 Garmin /2/                                                  6,700                289,775
ELECTRONICS-MILITARY (0.58%)
 L-3 Communications Holdings                                 4,600                308,200
FIDUCIARY BANKS (0.76%)
 Investors Financial Services                                8,900                401,657
FILTRATION & SEPARATION PRODUCTS (0.58%)
 CLARCOR                                                     6,400                305,088
FINANCE-COMMERCIAL (0.61%)
 CIT Group                                                   8,600                321,554
FINANCE-INVESTMENT BANKER & BROKER (0.97%)
 Bear Stearns                                                2,600                250,042
 Jefferies Group                                             7,700                265,419
                                                                                  515,461
FINANCE-MORTGAGE LOAN/BANKER (0.97%)
 Doral Financial                                            12,350                512,155
FOOD-CANNED (0.43%)
 Del Monte Foods /1/                                        21,800                228,682
FOOD-MEAT PRODUCTS (0.43%)
 Smithfield Foods /1/                                        9,000                225,000
FOOD-RETAIL (0.47%)
 Whole Foods Market                                          2,900                248,791
FOOD-WHOLESALE & DISTRIBUTION (0.41%)
 Fresh Del Monte Produce /2/                                 8,800                219,208
HEALTH CARE COST CONTAINMENT (0.73%)
 Caremark Rx /1/                                             6,900                221,283
 First Health Group /1/                                     10,200                164,118
                                                                                  385,401
HUMAN RESOURCES (0.88%)
 Hewitt Associates /1/                                       7,600                201,096
 Manpower                                                    6,000                266,940
                                                                                  468,036
INSTRUMENTS-SCIENTIFIC (2.14%)
 Applied Biosystems Group                                   12,800                241,536
 Millipore /1/                                               7,700                368,445
 PerkinElmer                                                11,300                194,586
 Waters /1/                                                  7,500                330,750
                                                                                1,135,317
INTERNET APPLICATION SOFTWARE (0.34%)
 eResearch Technology /1/ /2/                               13,500                179,955
INTERNET BROKERS (0.96%)
 Ameritrade Holding /1/                                     22,400                269,024
 E*trade Group /1/                                          21,100                240,962
                                                                                  509,986
                                                             Shares
                                                              Held                 Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET SECURITY (0.36%)
                                                                              $
 CheckFree /1/ /2/                                           6,900                190,923
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.78%)
 T. Rowe Price Group                                         8,100                412,614
LASERS-SYSTEMS & COMPONENTS (0.36%)
 Ii-Vi /1/                                                   5,400                189,054
LEISURE & RECREATION PRODUCTS (0.62%)
 Brunswick                                                   7,200                329,472
LOTTERY SERVICES (1.01%)
 GTECH Holdings                                             21,200                536,784
MACHINERY-ELECTRICAL (0.29%)
 Baldor Electric                                             6,500                153,790
MEDICAL INFORMATION SYSTEM (0.79%)
 IMS Health                                                 17,418                416,639
MEDICAL INSTRUMENTS (1.96%)
 Beckman Coulter                                             7,200                404,064
 Biomet                                                     13,500                632,880
                                                                                1,036,944
MEDICAL LABORATORY & TESTING SERVICE (0.80%)
 Quest Diagnostics                                           4,800                423,456
MEDICAL PRODUCTS (1.13%)
 Henry Schein /1/                                            4,300                267,933
 Varian Medical Systems /1/                                  9,600                331,872
                                                                                  599,805
MEDICAL-BIOMEDICAL/GENE (2.46%)
 Charles River Laboratories International
  /1/ /2/                                                    6,800                311,440
 Chiron /1/ /2/                                              4,700                207,740
 Genzyme /1/                                                 9,500                516,895
 Invitrogen /1/                                              4,800                263,952
                                                                                1,300,027
MEDICAL-DRUGS (1.57%)
 Allergan                                                    2,000                145,100
 Cephalon /1/                                                6,400                306,560
 IVAX /1/                                                   13,250                253,737
 Kos Pharmaceuticals /1/                                     3,600                128,196
                                                                                  833,593
MEDICAL-GENERIC DRUGS (0.54%)
 Mylan Laboratories                                          4,600                 82,800
 Par Pharmaceutical /1/                                      5,600                201,208
                                                                                  284,008
MEDICAL-HMO (1.46%)
 Coventry Health Care /1/                                    9,500                507,015
 Pacificare Health Systems /1/                               7,300                267,910
                                                                                  774,925
MEDICAL-HOSPITALS (0.52%)
 Universal Health Services                                   6,300                274,050
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.53%)
 AmerisourceBergen                                           5,200                279,292
                                                             Shares
                                                              Held                 Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL-COPPER (0.82%)
                                                                              $
 Phelps Dodge                                                4,700                432,541
MULTIMEDIA (1.50%)
 Belo                                                       10,200                229,908
 E.W. Scripps                                                6,200                296,236
 Meredith                                                    5,200                267,176
                                                                                  793,320
NETWORKING PRODUCTS (0.92%)
 Foundry Networks /1/ /2/                                   14,500                137,605
 Network Appliance /1/                                      15,200                349,600
                                                                                  487,205
OIL & GAS DRILLING (0.30%)
 Precision Drilling /1/                                      2,800                161,000
OIL COMPANY-EXPLORATION & PRODUCTION (2.00%)
 Cimarex Energy /1/                                          6,400                223,616
 Newfield Exploration /1/                                    5,300                324,572
 Pogo Producing                                              5,400                256,230
 Unit /1/                                                    7,200                252,576
                                                                                1,056,994
OIL FIELD MACHINERY & EQUIPMENT (0.69%)
 Grant Prideco /1/                                          17,900                366,771
OIL REFINING & MARKETING (0.73%)
 Sunoco                                                      2,600                192,348
 Valero Energy                                               2,400                192,504
                                                                                  384,852
OIL-FIELD SERVICES (1.42%)
 Cal Dive International /1/                                  7,400                263,588
 Oil States International /1/                               13,800                258,060
 Varco International /1/                                     8,500                227,970
                                                                                  749,618
PHARMACY SERVICES (0.33%)
 Omnicare                                                    6,200                175,832
POWER CONVERTER & SUPPLY EQUIPMENT (0.33%)
 American Power Conversion                                  10,100                175,639
PROPERTY & CASUALTY INSURANCE (1.05%)
 Fidelity National Financial                                 6,130                233,553
 W.R. Berkley                                                7,700                324,632
                                                                                  558,185
RADIO (0.65%)
 Cox Radio /1/                                              17,000                253,640
 Entercom Communications /1/                                 2,700                 88,182
                                                                                  341,822
REINSURANCE (0.42%)
 RenaissanceRe Holdings                                      4,300                221,794
RENTAL-AUTO & EQUIPMENT (0.56%)
 Rent-A-Center /1/                                          11,450                296,097
RETAIL-APPAREL & SHOE (2.91%)
 Abercrombie & Fitch                                        14,400                453,600
 Chico's FAS /1/                                             9,700                331,740
 Claire's Stores                                            17,000                425,680
                                                             Shares
                                                              Held                 Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                              $
 Limited                                                    14,700                327,663
                                                                                1,538,683
RETAIL-AUTO PARTS (1.30%)
 Advance Auto Parts /1/                                      8,100                278,640
 Autozone /1/                                                5,300                409,425
                                                                                  688,065
RETAIL-BEDDING (1.30%)
 Bed Bath & Beyond /1/                                      18,500                686,535
RETAIL-DISCOUNT (1.05%)
 Dollar General                                             27,700                558,155
RETAIL-JEWELRY (0.40%)
 Tiffany                                                     6,900                212,106
RETAIL-RESTAURANTS (2.92%)
 Brinker International /1/                                  12,600                392,490
 CBRL Group                                                  7,800                281,424
 Wendy's International                                       6,600                221,760
 Yum! Brands                                                16,000                650,560
                                                                                1,546,234
SAVINGS & LOANS-THRIFTS (0.48%)
 New York Community Bancorp                                 12,300                252,642
SCHOOLS (1.15%)
 Career Education /1/                                       10,400                295,672
 ITT Educational Services /1/                                8,700                313,635
                                                                                  609,307
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.33%)
 Cypress Semiconductor /1/                                  20,000                176,800
SEMICONDUCTOR EQUIPMENT (1.55%)
 Kla-Tencor /1/                                             11,400                472,872
 Lam Research /1/                                           15,900                347,892
                                                                                  820,764
STEEL PRODUCERS (0.43%)
 International Steel Group /1/                               6,700                225,790
TELECOMMUNICATION EQUIPMENT (1.29%)
 Adtran                                                      6,500                147,420
 Scientific-Atlanta                                          9,900                256,608
 Tellabs /1/                                                30,300                278,457
                                                                                  682,485
TELECOMMUNICATION SERVICES (1.23%)
 Aspect Communications /1/                                  20,000                198,600
 Avaya /1/                                                  32,500                453,050
                                                                                  651,650
TELEVISION (0.63%)
 Hearst-Argyle Television                                   13,700                334,965
TEXTILE-HOME FURNISHINGS (0.54%)
 Mohawk Industries /1/                                       3,600                285,804
THERAPEUTICS (0.51%)
 ImClone Systems /1/ /2/                                     5,100                269,535
                                                             Shares
                                                              Held                 Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOOLS-HAND HELD (1.10%)
                                                                              $
 Black & Decker                                              7,500                580,800
TOYS (1.01%)
 Marvel Enterprises /1/ /2/                                 13,000                189,280
 Mattel                                                     19,000                344,470
                                                                                  533,750
WIRELESS EQUIPMENT (0.27%)
 InterDigital Communications /1/                             8,600                140,352
                              TOTAL COMMON STOCKS                              50,942,261

                                                            Maturity
                                                             Amount                Value
-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (5.65%)
 Goldman Sachs; 1.70%; dated 09/30/04
  maturing 10/01/04 (collateralized by U.S.
  Treasuries; $3,048,786; 03/03/05 -
  02/15/15) /3/                                            $2,989,141         $ 2,989,000
                      TOTAL REPURCHASE AGREEMENTS                               2,989,000
                                                                              -----------

            TOTAL PORTFOLIO INVESTMENTS (101.90%)                              53,931,261
LIABILITIES, NET OF CASH AND RECEIVABLES (-1.90%)                              (1,005,798)
                       TOTAL NET ASSETS (100.00%)                             $52,925,463
                                                                             --------------

/1 //Non-income producing security./
/2 //Security or a portion of the security was on loan at the end of the /
  /period./
/3 //Security was purchased with the cash proceeds from securities loans./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 7,096,431
Unrealized Depreciation                       (3,288,741)
                                             -----------
Net Unrealized Appreciation (Depreciation)     3,807,690
Cost for federal income tax purposes         $50,123,571

                            SCHEDULE OF INVESTMENTS
                              MIDCAP VALUE ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)

                                               Shares
                                                Held                    Value
---------------------------------------------------------------------------------------
COMMON STOCKS (97.18%)
APPAREL MANUFACTURERS (3.24%)
                                                                     $
 Liz Claiborne                                     29,600              1,116,512
 VF                                                20,300              1,003,835
                                                                       2,120,347
APPLIANCES (2.47%)
 Whirlpool                                         26,900              1,616,421
ATHLETIC FOOTWEAR (2.32%)
 Reebok International                              41,300              1,516,536
AUTO/TRUCK PARTS &
  EQUIPMENT-ORIGINAL (4.68%)
 BorgWarner                                        34,700              1,502,163
 Lear                                              28,600              1,557,270
                                                                       3,059,433
BEVERAGES-WINE & SPIRITS (2.33%)
 Constellation Brands /1/                          40,100              1,526,206
COMMERCIAL BANKS (3.95%)
 First Horizon National                            35,300              1,530,608
 North Fork Bancorp                                20,900                929,005
 TCF Financial                                      4,200                127,218
                                                                       2,586,831
COMPUTERS-MEMORY DEVICES (2.49%)
 Western Digital /1/                              185,200              1,627,908
DIALYSIS CENTERS (1.24%)
 DaVita /1/                                        26,050                811,458
DIVERSIFIED MANUFACTURING
  OPERATIONS (2.55%)
 SPX                                               47,200              1,670,880
ENTERPRISE SOFTWARE & SERVICE (2.31%)
 Computer Associates International                 57,500              1,512,250
FINANCE-COMMERCIAL (2.02%)
 CIT Group                                         35,300              1,319,867
FINANCE-INVESTMENT BANKER & BROKER (2.66%)
 Bear Stearns                                      18,100              1,740,677
FINANCIAL GUARANTEE INSURANCE (7.21%)
 Ambac Financial Group                             20,400              1,630,980
 PMI Group                                         37,600              1,525,808
 Radian Group                                      33,700              1,557,951
                                                                       4,714,739
FOOD-CANNED (0.70%)
 Del Monte Foods /1/                               43,600                457,364
FOOD-WHOLESALE & DISTRIBUTION (1.80%)
 Fresh Del Monte Produce                           47,400              1,180,734
HUMAN RESOURCES (2.28%)
 Manpower                                          33,600              1,494,864
INSTRUMENTS-CONTROLS (2.09%)
 Johnson Controls                                  24,100              1,369,121
INTERNET FINANCIAL SERVICES (2.44%)
 IndyMac Bancorp                                   44,100              1,596,420
                                               Shares
                                                Held                    Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INVESTMENT MANAGEMENT & ADVISORY
SERVICES (1.39%)
                                                                     $
 Waddell & Reed Financial                          41,200                906,400
MACHINERY-GENERAL INDUSTRY (1.04%)
 Ingersoll-Rand                                    10,000                679,700
MEDICAL-HMO (6.75%)
 Anthem /1/                                        17,500              1,526,875
 Coventry Health Care /1/                          30,400              1,622,448
 UnitedHealth Group                                 2,311                170,413
 WellChoice /1/                                    29,400              1,097,502
                                                                       4,417,238
MEDICAL-HOSPITALS (3.98%)
 Triad Hospitals /1/                               49,300              1,697,892
 Universal Health Services                         20,800                904,800
                                                                       2,602,692
MULTI-LINE INSURANCE (1.91%)
 PartnerRe                                         22,800              1,246,932
OIL COMPANY-EXPLORATION & PRODUCTION (6.07%)
 Patina Oil & Gas                                  36,400              1,076,348
 Pioneer Natural Resources                         37,600              1,296,448
 XTO Energy                                        49,232              1,599,055
                                                                       3,971,851
OIL REFINING & MARKETING (2.28%)
 Sunoco                                            20,200              1,494,396
PHARMACY SERVICES (2.10%)
 Omnicare                                          48,400              1,372,624
PROPERTY & CASUALTY INSURANCE (1.51%)
 Arch Capital Group /1/                            25,300                985,182
REINSURANCE (2.79%)
 Endurance Specialty Holdings                       9,700                311,855
 RenaissanceRe Holdings                            29,300              1,511,294
                                                                       1,823,149
RETAIL-APPAREL & SHOE (2.38%)
 Foot Locker                                       65,700              1,557,090
RETAIL-AUTO PARTS (3.31%)
 Advance Auto Parts /1/                            18,300                629,520
 Autozone /1/                                      19,900              1,537,275
                                                                       2,166,795
RETAIL-AUTOMOBILE (0.76%)
 AutoNation /1/                                    29,300                500,444
RETAIL-HOME FURNISHINGS (2.32%)
 Pier 1 Imports                                    84,000              1,518,720
RETAIL-RESTAURANTS (2.00%)
 Darden Restaurants                                56,000              1,305,920
SAVINGS & LOANS-THRIFTS (1.67%)
 GreenPoint Financial                              23,500              1,090,635
TEXTILE-HOME FURNISHINGS (1.90%)
 Mohawk Industries /1/                             15,700              1,246,423
                                               Shares
                                                Held                    Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOOLS-HAND HELD (1.98%)
                                                                     $
 Black & Decker                                    16,700              1,293,248
TRANSPORT-RAIL (0.80%)
 Canadian National Railway                         10,750                524,600
VITAMINS & NUTRITION PRODUCTS (1.46%)
 NBTY /1/                                          44,300                955,108
                      TOTAL COMMON STOCKS                             63,581,203
                                                                     -----------

     TOTAL PORTFOLIO INVESTMENTS (97.18%)                             63,581,203
CASH AND RECEIVABLES,
  NET OF LIABILITIES (2.82%)                                           1,842,592
               TOTAL NET ASSETS (100.00%)                            $65,423,795
                                                                   -------------

/1/ Non-income producing security.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax csot of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                                 $ 8,754,142
Unrealized Depreciation                                  (1,676,494)
                                                      ---------------
Net Unrealized Appreciation (Depreciation)                7,077,648
Cost for federal income tax purposes                    $56,503,555

                            SCHEDULE OF INVESTMENTS
                              MONEY MARKET ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                   Principal
                                                     Amount                 Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (96.78%)
ASSET BACKED SECURITIES (12.74%)
 CAFCO
                                                   $                     $
  1.54%; 10/05/04                                     935,000                 934,840
  1.54%; 10/21/04                                   1,000,000                 999,144
  1.58%; 11/05/04                                   1,000,000                 998,464
  1.72%; 11/05/04                                   1,015,000               1,013,303
  1.83%; 12/06/04                                   1,100,000               1,096,309
 CXC
  1.45%; 11/15/04                                   1,000,000                 998,187
  1.50%; 10/13/04                                     995,000                 994,503
  1.53%; 10/15/04                                     800,000                 799,524
  1.67%; 11/22/04                                     830,000                 827,998
  1.85%; 12/16/04                                     900,000                 896,485
 FCAR Owner Trust I
  1.56%; 10/21/04                                   1,000,000                 999,133
  1.63%; 10/22/04                                     990,000                 989,059
  1.70%; 11/03/04                                     600,000                 599,065
  1.73%; 12/03/04                                     765,000                 762,590
  1.83%; 12/10/04                                     800,000                 797,153
  1.89%; 01/06/05                                     800,000                 795,926
 Windmill Funding
  1.54%; 10/13/04                                   1,000,000                 999,487
  1.59%; 10/20/04                                   1,000,000                 999,161
  1.60%; 11/03/04                                   1,100,000               1,098,387
  1.86%; 12/22/04                                     800,000                 796,611
                                                                           18,395,329
BEVERAGES-NON-ALCOHOLIC (0.62%)
 Coca-Cola
  1.55%; 10/28/04                                     900,000                 898,954
COATINGS & PAINT (0.48%)
 Sherwin-Williams
  1.74%; 10/19/04                                     700,000                 699,391
COMMERCIAL BANKS (6.93%)
 Calyon North America
  1.54%; 10/25/04                                   1,000,000                 998,973
  1.58%; 11/09/04                                   1,000,000                 998,288
  1.78%; 12/08/04                                     900,000                 896,983
 Nordea North America
  1.60%; 10/20/04                                     800,000                 799,325
  1.63%; 11/12/04                                   1,000,000                 998,098
  1.72%; 11/29/04                                     800,000                 797,574
  1.88%; 12/29/04                                     900,000                 895,817
 Svenska Handelsbanken
  1.53%; 12/02/04                                     815,000                 812,417
  1.60%; 11/10/04                                     715,000                 713,689
  1.65%; 11/20/04                                   1,100,000               1,097,935
  1.65%; 11/22/04                                   1,000,000                 997,624
                                                                           10,006,723
CONTAINERS-PAPER & PLASTIC (0.59%)
 Bemis
  1.60%; 10/07/04                                     845,000                 844,775
DISTRIBUTION-WHOLESALE (0.76%)
 Louis Dreyfus
  1.79%; 10/29/04                                   1,100,000               1,098,468
                                                   Principal
                                                     Amount                 Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (4.93%)
 Amstel Funding
                                                   $                     $
  1.25%; 10/15/04                                     900,000                 899,562
  1.26%; 10/27/04                                     800,000                 799,272
  1.92%; 12/29/04                                     800,000                 796,203
 General Electric Capital
  1.52%; 10/25/04                                   1,000,000                 998,987
  1.60%; 11/01/04                                     835,000                 833,878
  1.65%; 11/02/04                                   1,000,000                 998,533
  1.73%; 12/20/04                                     895,000                 891,301
  1.75%; 12/06/04                                     900,000                 897,113
                                                                            7,114,849
FINANCE-AUTO LOANS (3.80%)
 Paccar Financial
  1.50%; 10/18/04                                     800,000                 799,415
  1.54%; 10/27/04                                   1,000,000                 998,888
  1.62%; 11/04/04                                     860,000                 858,684
  1.63%; 11/18/04                                     830,000                 828,196
 Toyota Motor Credit
  1.54%; 10/07/04                                   1,000,000                 999,743
  1.77%; 11/05/04                                   1,000,000                 998,279
                                                                            5,483,205
FINANCE-COMMERCIAL (2.98%)
 CIT Group
  1.58%; 10/06/04                                     900,000                 899,803
  1.62%; 11/10/04                                     600,000                 598,920
  1.63%; 11/01/04                                     920,000                 918,709
  1.67%; 11/12/04                                     800,000                 798,441
  1.87%; 12/17/04                                   1,100,000               1,095,600
                                                                            4,311,473
FINANCE-CONSUMER LOANS (4.40%)
 American General Finance
  1.74%; 11/19/04                                     645,000                 643,473
 Household Finance
  1.34%; 10/04/04                                     850,000                 849,905
  1.50%; 10/06/04                                     900,000                 899,813
  1.65%; 11/04/04                                     800,000                 798,753
  1.66%; 11/29/04                                   1,100,000               1,096,881
  1.66%; 12/02/04                                     800,000                 797,713
  1.70%; 10/29/04                                     800,000                 798,942
  1.73%; 11/16/04                                     475,000                 473,950
                                                                            6,359,430
FINANCE-INVESTMENT BANKER & BROKER (14.26%)
 Bear Stearns
  1.52%; 10/19/04                                   1,000,000                 999,240
  1.79%; 12/10/04                                   1,100,000               1,096,171
  1.80%; 12/07/04                                   1,100,000               1,096,315
  1.81%; 11/30/04                                     900,000                 897,285
  1.83%; 12/03/04                                     900,000                 897,118
 Citigroup
  1.55%; 10/18/04                                     925,000                 924,323
 Citigroup Global Markets Holdings
  1.52%; 10/22/04                                     915,000                 914,173
  1.67%; 12/07/04                                     800,000                 797,513
  1.69%; 11/18/04                                   1,000,000                 997,747
  1.69%; 11/23/04                                   1,020,000               1,017,282
                                                   Principal
                                                     Amount                 Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Citigroup Global Markets Holdings (continued)
                                                   $                     $
  1.72%; 11/08/04                                   1,000,000                 998,184
  1.82%; 12/03/04                                     780,000                 777,516
 Goldman Sachs Group
  1.62%; 11/16/04                                   1,000,000                 997,930
  1.62%; 11/17/04                                   1,000,000                 997,885
  1.62%; 11/19/04                                   1,000,000                 997,795
 ING U.S. Funding
  1.44%; 10/14/04                                     695,000                 694,639
  1.47%; 10/04/04                                   1,040,000               1,039,873
  1.48%; 10/01/04                                   1,015,000               1,015,000
  1.56%; 10/26/04                                   1,000,000                 998,917
  1.80%; 12/14/04                                     600,000                 597,786
 Merrill Lynch
  1.51%; 10/05/04                                     840,000                 839,859
 Morgan Stanley
  1.78%; 10/18/04                                   1,000,000                 999,159
                                                                           20,591,710
FINANCE-LEASING COMPANY (4.30%)
 International Lease Finance
  1.48%; 10/08/04                                     700,000                 699,798
  1.56%; 10/06/04                                   1,045,000               1,044,774
  1.65%; 11/10/04                                     825,000                 823,432
  1.66%; 11/16/04                                   1,100,000               1,097,667
 River Fuel Funding
  1.55%; 10/01/04                                   1,550,000               1,550,000
  1.66%; 10/27/04                                   1,000,000                 998,801
                                                                            6,214,472
FINANCE-MORTGAGE LOAN/BANKER (7.06%)
 Federal Home Loan Mortgage
  1.24%; 10/07/04                                     620,000                 619,872
  1.58%; 10/28/04                                     900,000                 898,933
  1.77%; 12/07/04                                     725,000                 722,612
  1.86%; 12/14/04                                     780,000                 777,018
 Federal National Mortgage Association
  1.48%; 10/06/04                                     900,000                 899,815
  1.52%; 11/03/04                                     805,000                 803,834
  1.67%; 11/17/04                                     880,000                 878,047
  1.68%; 11/24/04                                     940,000                 937,631
  1.68%; 12/13/04                                     800,000                 797,275
  1.70%; 12/13/04                                     800,000                 797,242
  1.72%; 12/13/04                                   1,170,000               1,165,919
  1.81%; 11/24/04                                     900,000                 897,557
                                                                           10,195,755
FINANCE-OTHER SERVICES (5.84%)
 Commoloco
  1.53%; 10/12/04                                   1,000,000                 999,532
  1.68%; 11/08/04                                   1,075,000               1,073,094
  1.76%; 10/25/04                                   1,010,000               1,008,815
 CRC Funding
  1.55%; 10/08/04                                   1,590,000               1,589,521
  1.60%; 10/26/04                                     900,000                 899,000
 Delaware Funding
  1.56%; 10/20/04                                     900,000                 899,259
                                                   Principal
                                                     Amount                 Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-OTHER SERVICES (CONTINUED)
 Private Export Funding
  1.56%; 10/28/04                                  $1,000,000            $    998,830
  1.70%; 12/09/04                                     975,000                 971,823
                                                                            8,439,874
INSURANCE BROKERS (1.93%)
 Marsh & McLennan
  1.50%; 10/14/04                                   1,000,000                 999,458
  1.60%; 10/14/04                                     795,000                 794,541
  1.60%; 10/20/04                                   1,000,000                 999,155
                                                                            2,793,154
MEDICAL-DRUGS (0.55%)
 Pfizer
  1.20%; 10/13/04                                     800,000                 799,675
MONEY CENTER BANKS (10.90%)
 Bank of America
  1.49%; 10/04/04                                   1,000,000                 999,876
  1.49%; 10/05/04                                     900,000                 899,851
  1.71%; 12/01/04                                   1,100,000               1,096,813
  1.72%; 11/30/04                                   1,000,000                 997,133
  1.75%; 12/22/04                                     800,000                 796,811
 BNP Paribas Finance
  1.55%; 10/29/04                                   1,250,000               1,248,493
  1.80%; 12/02/04                                   1,100,000               1,096,580
  1.87%; 12/28/04                                     900,000                 895,886
 Citicorp
  1.59%; 10/22/04                                   1,100,000               1,098,980
  1.66%; 11/22/04                                   1,000,000                 997,602
 HBOS Treasury Services
  1.49%; 10/12/04                                   1,000,000                 999,545
  1.50%; 10/08/04                                     750,000                 749,781
  1.51%; 10/15/04                                   1,000,000                 999,413
  1.62%; 10/26/04                                   1,200,000               1,198,650
  1.70%; 11/18/04                                     750,000                 748,270
  1.71%; 11/23/04                                     925,000                 922,671
                                                                           15,746,355
OIL COMPANY-INTEGRATED (1.38%)
 Shell Finance
  1.77%; 12/06/04                                   1,000,000                 996,755
  1.78%; 12/08/04                                   1,000,000                 996,600
                                                                            1,993,355
RETAIL-DISCOUNT (1.56%)
 Wal-Mart Stores
  1.49%; 10/12/04                                     875,000                 874,601
  1.59%; 11/02/04                                   1,375,000               1,373,057
                                                                            2,247,658
SPECIAL PURPOSE ENTITY (9.60%)
 Barclays U.S. Funding
  1.77%; 10/21/04                                     775,000                 774,238
  1.81%; 12/08/04                                   1,000,000                 996,581
 Compass Securitization
  1.81%; 12/15/04                                     980,000                 976,223
  1.82%; 11/26/04                                   1,025,000               1,022,098
 Grampian Funding
  1.55%; 10/19/04                                     865,000                 864,330
                                                   Principal
                                                     Amount                 Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
SPECIAL PURPOSE ENTITY (CONTINUED)
 Grampian Funding (continued)
  1.72%; 11/09/04                                  $  900,000            $    898,323
  1.81%; 11/23/04                                   1,000,000                 997,335
  1.84%; 12/21/04                                     800,000                 796,688
  1.89%; 12/23/04                                     900,000                 896,078
 KFW International Finance
  1.54%; 10/01/04                                     750,000                 750,000
 Ranger Funding
  1.72%; 12/01/04                                     900,000                 897,377
 White Pine Finance
  1.66%; 11/01/04                                     960,000                 958,628
 Yorktown Capital
  1.80%; 11/04/04                                   1,121,000               1,119,094
  1.85%; 12/17/04                                   1,925,000               1,917,383
                                                                           13,864,376
SUPRANATIONAL BANK (1.17%)
 Corp Andina de Fomento
  1.77%; 11/09/04                                     900,000                 898,274
  1.78%; 11/12/04                                     800,000                 798,339
                                                                            1,696,613
                      TOTAL COMMERCIAL PAPER                              139,795,594



                                                   Principal
                                                     Amount                 Value
--------------------------------------------------------------------------------------------
BONDS (2.86%)
AEROSPACE & DEFENSE EQUIPMENT (0.49%)
 United Technologies
  6.63%; 11/15/04                                  $  700,000            $    704,324
FINANCE-INVESTMENT BANKER & BROKER (0.77%)
 Bear Stearns
  6.65%; 12/01/04                                     500,000                 504,442
 Lehman Brothers Holdings
  7.75%; 01/15/05                                     600,000                 611,083
                                                                            1,115,525
FINANCE-MORTGAGE LOAN/BANKER (0.28%)
 Federal Home Loan Bank
  1.66%; 05/16/05                                     400,000                 400,000
FINANCE-OTHER SERVICES (0.90%)
 Newcourt Credit Group
  6.88%; 02/16/05                                     300,000                 306,172
 Verizon Global Funding
  1.98%; 12/15/04                                   1,000,000               1,000,000
                                                                            1,306,172
MULTIMEDIA (0.42%)
 Gannett
  4.95%; 04/01/05                                     600,000                 608,616
                                 TOTAL BONDS                                4,134,637
                                                                         ------------

        TOTAL PORTFOLIO INVESTMENTS (99.64%)                              143,930,231
CASH AND RECEIVABLES,
  NET OF LIABILITIES (0.36%)                                                  518,837
                  TOTAL NET ASSETS (100.00%)                             $144,449,068
                                                                         --------------

                            SCHEDULE OF INVESTMENTS
                        PRINCIPAL LIFETIME 2010 ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)


                                                 Shares
                                                  Held            Value
-------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.73%)
PRINCIPAL VARIABLE CONTRACTS FUND,
  INC. (100.73%)
                                                                $
 Bond Account                                    261              3,171
 Capital Value Account                            10                313
 Equity Income Account                            98                831
 International Account                            55                659
 LargeCap Growth Equity Account /1/              204                870
 LargeCap Stock Index Account                    132              1,073
 LargeCap Value Account                           51                574
 Money Market Account                            948                948
 Real Estate Securities Account                   79              1,328
 SmallCap Account                                 54                449
                                                                 10,216
                 TOTAL INVESTMENT COMPANIES                      10,216
                                                                -------

      TOTAL PORTFOLIO INVESTMENTS (100.73%)                      10,216
LIABILITIES, NET OF CASH AND
  RECEIVABLES (-0.73%)                                              (74)
                 TOTAL NET ASSETS (100.00%)                     $10,142
                                                               ----------

/1 //Non-income producing security./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $   143
Unrealized Depreciation                            -
                                             -------
Net Unrealized Appreciation (Depreciation)       143
Cost for federal income tax purposes         $10,073




                                             PURCHASES               SALES        SEPTEMBER 30, 2004    REALIZED GAIN/LOSS ON
                                     SHARES             COST    SHARES  PROCEEDS   SHARES     COST           INVESTMENTS
                                     ------            -------  ------  --------  --------  ---------  ------------------------
 PRINCIPAL LIFETIME 2010 ACCOUNT
 Bond Account                          261             $ 3,153    --      $--        261     $ 3,153             $ --
 Capital Value Account                  10                 302    --         --       10         302                --
 Equity Income Account                  98                 806    --         --       98         806                --
 International Account                  55                 634    --         --       55         634                --
 LargeCap Growth Equity Account        204                 866    --         --      204         866                --
 LargeCap Stock Index Account          132               1,058    --         --      132       1,058                --
 LargeCap Value Account                 51                 564    --         --       51         564                --
 Money Market Account                  948                 948    --         --      948         948                --
 Real Estate Securities Account         79               1,319    --         --       79       1,319                --
 SmallCap Account                       54                 423    --         --       54         423              --
                                     -----             -------  ---     ------    ------    --------   --------------
                                     1,892             $10,073    --      $ --     1,892     $10,073             $ --
                                     =====             =======  ===     ======    ======    ========   ==============



Principal Variable Contracts Fund, Inc. Principal LifeTime 2010 Account commenced operations on August 30, 2004. Since its inception, the Account has recognized $1 of dividend income from the Money Market Account.

                            SCHEDULE OF INVESTMENTS
                        PRINCIPAL LIFETIME 2020 ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)


                                                 Shares
                                                  Held            Value
-------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.72%)
PRINCIPAL VARIABLE CONTRACTS
  FUND, INC. (100.72%)
                                                                $
 Bond Account                                    227              2,755
 Capital Value Account                            15                459
 Equity Income Account                            89                748
 International Account                            83                983
 LargeCap Growth Equity Account /1/              295              1,255
 LargeCap Stock Index Account                    207              1,687
 LargeCap Value Account                           76                850
 Real Estate Securities Account                   57                953
 SmallCap Account                                 30                246
 SmallCap Growth Account                          18                147
 SmallCap Value Account                           10                158
                                                                 10,241
                  TOTAL INVESTMENT COMPANIES                     10,241
                                                                -------

              TOTAL PORTFOLIO INVESTMENTS (100.72%)              10,241
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.72%)                   (73)
                         TOTAL NET ASSETS (100.00%)             $10,168
                                                                ----------



/1 //Non-income producing security./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $   169
Unrealized Depreciation                            -
                                             -------
Net Unrealized Appreciation (Depreciation)       169
Cost for federal income tax purposes         $10,072


                                             PURCHASES               SALES        SEPTEMBER 30, 2004    REALIZED GAIN/LOSS ON
                                     SHARES             COST    SHARES  PROCEEDS   SHARES     COST           INVESTMENTS
                                     ------            -------  ------  --------  --------  ---------  ------------------------
 PRINCIPAL LIFETIME 2020 ACCOUNT
 Bond Account                          227             $ 2,740    --       $--       227     $ 2,740              $--
 Capital Value Account                  15                 443    --        --        15         443               --
 Equity Income Account                  89                 725    --        --        89         725               --
 International Account                  83                 947    --        --        83         947               --
 LargeCap Growth Equity Account        295               1,249    --        --       295       1,249               --
 LargeCap Stock Index Account          207               1,662    --        --       207       1,662               --
 LargeCap Value Account                 76                 836    --        --        76         836               --
 Real Estate Securities Account         57                 947    --        --        57         947               --
 SmallCap Account                       30                 231    --        --        30         231               --
 SmallCap Growth Account                18                 141    --        --        18         141               --
 SmallCap Value Account                 10                 151    --        --        10         151               --
                                     -----             -------  ---     -----     ------    --------   -------------
                                     1,107             $10,072    --       $--     1,107     $10,072              $--
                                     =====             =======  ===     =====     ======    ========   =============


Principal Variable Contracts Fund, Inc. Principal LifeTime 2020 Account commenced operations on August 30, 2004. Since its inception, the Account has not recognized any dividend income.

                            SCHEDULE OF INVESTMENTS
                        PRINCIPAL LIFETIME 2030 ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)


                                                 Shares
                                                  Held            Value
-------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.20%)
PRINCIPAL VARIABLE CONTRACTS FUND, INC. (100.20%)
                                                                 $
 Bond Account                                     632              7,680
 Capital Value Account                             64              1,910
 Equity Income Account                            231              1,948
 International Account                            347              4,126
 LargeCap Growth Equity Account /1/             1,230              5,238
 LargeCap Stock Index Account                     881              7,184
 LargeCap Value Account                           315              3,533
 Real Estate Securities Account                   169              2,841
 SmallCap Account                                 138              1,149
 SmallCap Growth Account                           89                718
 SmallCap Value Account                            44                713
                                                                  37,040
                 TOTAL INVESTMENT COMPANIES                       37,040
                                                                 -------

      TOTAL PORTFOLIO INVESTMENTS (100.20%)                       37,040
LIABILITIES, NET OF CASH AND
  RECEIVABLES (-0.20%)                                               (74)
                 TOTAL NET ASSETS (100.00%)                      $36,966
                                                                ----------

/1 //Non-income producing security./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $   314
Unrealized Depreciation                          (96)
                                             -------
Net Unrealized Appreciation (Depreciation)       218
Cost for federal income tax purposes         $36,822



                                             PURCHASES               SALES        SEPTEMBER 30, 2004    REALIZED GAIN/LOSS ON
                                     SHARES             COST    SHARES  PROCEEDS   SHARES     COST           INVESTMENTS
                                     ------            -------  ------  --------  --------  ---------  ------------------------
 PRINCIPAL LIFETIME 2030 ACCOUNT
 Bond Account                          636             $ 7,675     4      $ 53       632     $ 7,622             $ --
 Capital Value Account                  65               1,891     1        13        64       1,878              --
 Equity Income Account                 232               1,928     1        13       231       1,915                --
 International Account                 349               4,041     2        28       347       4,014                1
 LargeCap Growth Equity Account      1,238               5,339     8        37     1,230       5,302                --
 LargeCap Stock Index Account          887               7,230     6        50       881       7,180                --
 LargeCap Value Account                317               3,559     2        24       315       3,535                --
 Real Estate Securities Account        170               2,892     1        20       169       2,872                --
 SmallCap Account                      139               1,112     1         7       138       1,105                --
 SmallCap Growth Account                90                 705     1         5        89         700                --
 SmallCap Value Account                 45                 704     1         5        44         699                --
                                     -----             -------  ----    ------    ------    --------   --------------
                                     4,168             $37,076    28      $255     4,140     $36,822             $  1
                                     =====             =======  ====    ======    ======    ========   ==============

Principal Variable Contracts Fund, Inc. Principal LifeTime 2030 Account commenced operations on August 30, 2004. Since its inception, the Account has not recognized any dividend income.

                            SCHEDULE OF INVESTMENTS
                        PRINCIPAL LIFETIME 2040 ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)


                                                 Shares
                                                  Held            Value
-------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.72%)
PRINCIPAL VARIABLE CONTRACTS FUND,
  INC. (100.72%)
                                                                $
 Bond Account                                    114              1,386
 Capital Value Account                            21                634
 Equity Income Account                            46                390
 International Account                           111              1,324
 LargeCap Growth Equity Account /1/              404              1,723
 LargeCap Stock Index Account                    288              2,351
 LargeCap Value Account                          106              1,183
 Real Estate Securities Account                   31                524
 SmallCap Account                                 44                368
 SmallCap Growth Account                          32                256
 SmallCap Value Account                           17                266
                                                                 10,405
                 TOTAL INVESTMENT COMPANIES                      10,405
                                                                -------

      TOTAL PORTFOLIO INVESTMENTS (100.72%)                      10,405
LIABILITIES, NET OF CASH AND
  RECEIVABLES (-0.72%)                                              (74)
                 TOTAL NET ASSETS (100.00%)                     $10,331
                                                               ----------



/1 //Non-income producing security./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $   197
Unrealized Depreciation                            -
                                             -------
Net Unrealized Appreciation (Depreciation)       197
Cost for federal income tax purposes         $10,208

                                             PURCHASES               SALES        SEPTEMBER 30, 2004    REALIZED GAIN/LOSS ON
                                     SHARES             COST    SHARES  PROCEEDS   SHARES     COST           INVESTMENTS
                                     ------            -------  ------  --------  --------  ---------  ------------------------
 PRINCIPAL LIFETIME 2040 ACCOUNT
 Bond Account                          114             $ 1,378    --       $--       114     $ 1,378             $ --
 Capital Value Account                  21                 312    --        --        21         612               --
 Equity Income Account                  46                 378    --        --        46         378               --
 International Account                 111               1,276    --        --       111       1,276               --
 LargeCap Growth Equity Account        404               1,715    --        --       404       1,715               --
 LargeCap Stock Index Account          288               2,317    --        --       288       2,317               --
 LargeCap Value Account                106               1,164    --        --       106       1,164               --
 Real Estate Securities Account         31                 521    --        --        31         521               --
 SmallCap Account                       44                 347    --        --        44         347               --
 SmallCap Growth Account                32                 245    --        --        32         245               --
 SmallCap Value Account                 17                 255    --        --        17         255               --
                                     -----             -------  ---     -----     ------    --------   --------------
                                     1,214             $10,208    --       $--     1,214     $10,208             $ --
                                     =====             =======  ===     =====     ======    ========   ==============



Principal Variable Contracts Fund, Inc. Principal LifeTime 2040 Account commenced operations on August 30, 2004. Since its inception, the Account has not recognized any dividend income.

                            SCHEDULE OF INVESTMENTS
                        PRINCIPAL LIFETIME 2050 ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)


                                                 Shares
                                                  Held            Value
-------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.10%)
PRINCIPAL VARIABLE CONTRACTS FUND,
  INC. (100.10%)
                                                                   $
 Bond Account                                       460              5,586
 Capital Value Account                              174              5,230
 Equity Income Account                              191              1,617
 International Account                              956             11,372
 LargeCap Growth Equity Account /1/               3,334             14,202
 LargeCap Stock Index Account                     2,351             19,163
 LargeCap Value Account                             857              9,603
 Real Estate Securities Account                     102              1,721
 SmallCap Account                                   368              3,068
 SmallCap Growth Account                            287              2,329
 SmallCap Value Account                             144              2,311
                                                                    76,202
                 TOTAL INVESTMENT COMPANIES                         76,202
                                                                   -------

      TOTAL PORTFOLIO INVESTMENTS (100.10%)                         76,202
LIABILITIES, NET OF CASH AND
  RECEIVABLES (-0.10%)                                                 (75)
                 TOTAL NET ASSETS (100.00%)                        $76,127
                                                                  ----------

/1 //Non-income producing security./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $   685
Unrealized Depreciation                         (398)
                                             -------
Net Unrealized Appreciation (Depreciation)       287
Cost for federal income tax purposes         $75,915


                                             PURCHASES               SALES        SEPTEMBER 30, 2004    REALIZED GAIN/LOSS ON
                                     SHARES             COST    SHARES  PROCEEDS   SHARES     COST           INVESTMENTS
                                     ------            -------  ------  --------  --------  ---------  ------------------------
 PRINCIPAL LIFETIME 2050 ACCOUNT
 Bond Account                          464             $ 5,593     4      $ 51       460     $ 5,542              $--
 Capital Value Account                 176               5,209     2        47       174       5,162               --
 Equity Income Account                 193               1,609     2        15       191       1,594               --
 International Account                 966              11,183    10       101       956      11,084               2
 LargeCap Growth Equity Account      3,364              14,555    30       132     3,334      14,424               1
 LargeCap Stock Index Account        2,372              19,381    21       176     2,351      19,206               1
 LargeCap Value Account                865               9,729     8        88       857       9,641               --
 Real Estate Securities Account        103               1,762     1        16       102       1,746               --
 SmallCap Account                      371               2,987     3        27       368       2,961               1
 SmallCap Growth Account               291               2,299     4        21       287       2,278               --
 SmallCap Value Account                145               2,298     1        21       144       2,277               --
                                     -----             -------  ----    ------    ------    --------   -------------
                                     9,310             $76,605    86      $695     9,224     $75,915              $5
                                     =====             =======  ====    ======    ======    ========   =============

Principal Variable Contracts Fund, Inc. Principal LifeTime 2050 Account commenced operations on August 30, 2004. Since its inception, the Account has not recognized any dividend income.

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)


                                                 Shares
                                                  Held            Value
-------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.72%)
PRINCIPAL VARIABLE CONTRACTS FUND,
  INC. (100.72%)
                                                                 $
 Bond Account                                     300              3,647
 Capital Value Account                              5                156
 Equity Income Account                             92                779
 International Account                             30                356
 LargeCap Growth Equity Account /1/               100                425
 LargeCap Stock Index Account                      65                532
 LargeCap Value Account                            26                287
 Money Market Account                           2,036              2,036
 Real Estate Securities Account                   104              1,754
 SmallCap Account                                  24                203
                                                                  10,175
                  TOTAL INVESTMENT COMPANIES                      10,175
                                                                 -------

       TOTAL PORTFOLIO INVESTMENTS (100.72%)                      10,175
LIABILITIES, NET OF CASH AND
  RECEIVABLES (-0.72%)                                               (73)
                  TOTAL NET ASSETS (100.00%)                     $10,102
                                                                ----------


/1 //Non-income producing security./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                               $   101
Unrealized Depreciation                                     -
                                                      -------
Net Unrealized Appreciation (Depreciation)                101
Cost for federal income tax purposes                  $10,074


                                                 PURCHASES               SALES        SEPTEMBER 30, 2004    REALIZED GAIN/LOSS ON
                                         SHARES             COST    SHARES  PROCEEDS   SHARES     COST           INVESTMENTS
                                         ------            -------  ------  --------  --------  ---------  ------------------------
 PRINCIPAL LIFETIME STRATEGIC INCOME
 ACCOUNT
 Bond Account                              300             $ 3,626    --      $ --       300     $ 3,626             $ --
 Capital Value Account                       5                 151    --        --         5         151               --
 Equity Income Account                      92                 755    --        --        92         755               --
 International Account                      30                 343    --        --        30         343               --
 LargeCap Growth Equity Account            100                 423    --        --       100         423               --
 LargeCap Stock Index Account               65                 524    --        --        65         524               --
 LargeCap Value Account                     26                 282    --        --        26         282               --
 Money Market Account                    2,036               2,036    --        --     2,036       2,036               --
 Real Estate Securities Account            104               1,743    --        --       104       1,743               --
 SmallCap Account                           24                 191    --        --        24         191               --
                                         -----             -------  ---     ------    ------    --------   --------------
                                         2,782             $10,074    --      $ --     2,782     $10,074             $ --
                                         =====             =======  ===     ======    ======    ========   ==============



Principal Variable Contracts Fund, Inc. Principal LifeTime Strategic Income Account commenced operations on August 30, 2004. Since its inception, the Account has recognized $2 of dividend income from the Money Market Account.

                            SCHEDULE OF INVESTMENTS
                         REAL ESTATE SECURITIES ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)


                                                         Shares
                                                          Held            Value
-------------------------------------------------------------------------------
COMMON STOCKS (94.95%)
REAL ESTATE INVESTMENT TRUSTS
                                                                            $
 Acadia Realty Trust                                      58,335                 860,441
 AMB Property                                             62,747               2,322,894
 Archstone-Smith Trust                                    97,900               3,097,556
 Arden Realty                                              7,200                 234,576
 AvalonBay Communities                                    53,500               3,221,770
 BioMed Realty Trust                                      74,950               1,318,371
 Boston Properties                                       133,890               7,416,167
 BRE Properties                                           18,400                 705,640
 Brookfield Properties                                   146,700               4,732,542
 Camden Property Trust                                    31,549               1,457,564
 Capital Automotive                                       46,500               1,454,055
 Catellus Development                                     28,067                 744,056
 CBL & Associates Properties                              62,672               3,819,858
 CenterPoint Properties Trust                             92,124               4,014,764
 Chelsea Property Group                                   49,200               3,301,320
 Corporate Office Properties Trust                        81,910               2,098,534
 Developers Diversified Realty                           118,142               4,625,259
 Entertainment Properties Trust                           22,855                 863,919
 Equity Office Properties Trust                          120,730               3,289,893
 Equity Residential Properties Trust                     102,800               3,186,800
 Essex Property Trust                                     27,000               1,939,950
 Extra Space Storage                                      46,364                 591,141
 Federal Realty Investment Trust                          11,469                 504,636
 General Growth Properties                                71,025               2,201,775
 Highland Hospitality                                     52,553                 599,104
 Kilroy Realty                                             5,160                 196,235
 Kimco Realty                                            103,550               5,312,115
 LaSalle Hotel Properties                                 69,463               1,917,179
 Macerich                                                 44,000               2,344,760
 Mid-America Apartment Communities                        29,000               1,129,550
 Mills                                                    60,686               3,147,783
 Pan Pacific Retail Properties                            61,631               3,334,237
 Prologis Trust                                          123,180               4,340,863
 Public Storage                                           62,900               3,116,695
 Regency Centers                                          17,452                 811,343
 Simon Property Group                                    112,400               6,028,012
 SL Green Realty                                          66,911               3,466,659
 Starwood Hotels & Resorts Worldwide                     104,100               4,832,322
 Tanger Factory Outlet Centers                            22,256                 996,624
 Taubman Centers                                          51,859               1,339,518
 United Dominion Realty Trust                            116,500               2,310,195
 Ventas                                                  144,983               3,757,959
 Vornado Realty Trust                                     61,000               3,823,480
                                                                             110,808,114
                            TOTAL COMMON STOCKS                              110,808,114

                                                      Principal
                                                        Amount                  Value
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.46%)
FINANCE-CONSUMER LOANS (4.46%)
 Investment in Joint Trading Account;
  Household Finance
                                                       $5,202,906           $
  1.89%; 10/01/04                                                              5,202,906
                         TOTAL COMMERCIAL PAPER                                5,202,906
                                                                            ------------

           TOTAL PORTFOLIO INVESTMENTS (99.41%)                              116,011,020
CASH AND RECEIVABLES, NET OF LIABILITIES (0.59%)                                 693,905
                      TOTAL NET ASSETS (100.00%)                            $116,704,925
                                                                            --------------


UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $21,557,346
Unrealized Depreciation                         (529,663)
                                             -----------
Net Unrealized Appreciation (Depreciation)    21,027,683
Cost for federal income tax purposes         $94,983,337

                            SCHEDULE OF INVESTMENTS
                                SMALLCAP ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                            Shares
                                                             Held            Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS (98.88%)
AEROSPACE & DEFENSE EQUIPMENT (1.43%)
                                                                              $
 Moog /1/                                                    8,627                313,160
 Orbital Sciences /1/                                       63,324                723,160
                                                                                1,036,320
AIRLINES (0.57%)
 ExpressJet Holdings /1/                                    41,388                414,294
APPAREL MANUFACTURERS (2.01%)
 Guess? /1/                                                 32,917                586,252
 Kellwood                                                   11,066                403,356
 Oxford Industries                                          12,714                473,596
                                                                                1,463,204
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.37%)
 Tenneco Automotive /1/                                     20,575                269,533
BATTERIES & BATTERY SYSTEMS (1.32%)
 Rayovac /1/                                                36,379                958,587
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.41%)
 Eagle Materials                                            14,397              1,026,506
BUILDING PRODUCTS-WOOD (0.78%)
 Universal Forest Products                                  16,502                564,368
CHEMICALS-SPECIALTY (1.00%)
 MacDermid                                                  25,198                729,734
CIRCUIT BOARDS (2.44%)
 Benchmark Electronics /1/                                  35,716              1,064,337
 SBS Technologies /1/                                       37,964                463,161
 TTM Technologies /1/                                       27,809                247,222
                                                                                1,774,720
COMMERCIAL BANKS (5.77%)
 Capital Corp of the West                                   12,893                554,399
 City Holding                                               22,820                750,550
 Columbia Banking Systems                                   44,761              1,064,864
 Signature Bank /1/                                         12,525                335,044
 South Financial Group                                      17,683                498,661
 Vineyard National Bancorp /1/ /2/ /3/                       3,122                 10,396
 Vineyard National Bancorp.                                 15,610                442,231
 Virginia Commerce Bancorp. /1/                             19,893                537,111
                                                                                4,193,256
COMMERCIAL SERVICE-FINANCE (1.33%)
 iPayment /1/                                               13,006                522,321
 NCO Group /1/                                              16,357                440,821
                                                                                  963,142
COMPUTER AIDED DESIGN (0.79%)
 ANSYS /1/                                                  11,607                577,216
COMPUTER SERVICES (1.18%)
 CACI International /1/                                      8,372                441,874
 Perot Systems /1/                                          25,948                416,725
                                                                                  858,599
COMPUTERS (0.45%)
 palmOne /1/                                                10,833                329,757
COMPUTERS-INTEGRATED SYSTEMS (0.58%)
 RadiSys /1/                                                30,296                422,629
                                                            Shares
                                                             Held            Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONTAINERS-METAL & GLASS (1.51%)
                                                                              $
 Greif Brothers                                             17,724                747,066
 Silgan Holdings                                             7,633                353,408
                                                                                1,100,474
DATA PROCESSING & MANAGEMENT (0.54%)
 Global Payments                                             7,280                389,844
DENTAL SUPPLIES & EQUIPMENT (0.72%)
 Sybron Dental Specialties /1/                              17,510                519,872
DISTRIBUTION-WHOLESALE (2.46%)
 United Stationers /1/                                      16,324                708,461
 Watsco                                                     36,022              1,081,741
                                                                                1,790,202
E-MARKETING-INFORMATION (1.15%)
 Digital River /1/                                          10,806                321,803
 Digitas /1/                                                34,459                266,368
 E.piphany /1/                                              62,084                250,198
                                                                                  838,369
ELECTRIC-INTEGRATED (0.60%)
 Sierra Pacific Resources /1/                               48,329                432,545
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.49%)
 Microsemi /1/                                              46,512                655,819
 Semtech /1/                                                15,326                293,800
 SiRF Technology Holdings /1/                                9,532                135,640
                                                                                1,085,259
ELECTRONICS-MILITARY (0.99%)
 Engineered Support Systems                                 15,815                721,797
ENGINES-INTERNAL COMBUSTION (0.68%)
 Briggs & Stratton                                           6,086                494,183
ENTERTAINMENT SOFTWARE (0.43%)
 Activision /1/                                             22,735                315,334
FINANCE-CONSUMER LOANS (0.36%)
 Collegiate Funding Services /1/                            20,580                258,485
FOOD-WHOLESALE & DISTRIBUTION (1.02%)
 Nash Finch                                                 23,588                741,843
FOOTWEAR & RELATED APPAREL (1.11%)
 Wolverine World Wide                                       32,103                808,996
GAS-DISTRIBUTION (1.79%)
 Energen                                                    14,470                745,928
 UGI                                                        14,872                554,131
                                                                                1,300,059
HOME FURNISHINGS (0.70%)
 Hooker Furniture                                           18,468                510,271
HUMAN RESOURCES (2.16%)
 Heidrick & Struggles /1/                                   26,251                756,554
 Labor Ready /1/                                            58,140                815,123
                                                                                1,571,677
INDUSTRIAL AUTOMATION & ROBOTS (0.47%)
 Cognex                                                     12,924                338,609
                                                            Shares
                                                             Held            Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSTRUMENTS-SCIENTIFIC (1.04%)
                                                                              $
 Dionex /1/                                                 13,784                753,985
INTERNET APPLICATION SOFTWARE (0.73%)
 Motive /1/                                                 47,238                530,483
INTERNET SECURITY (0.72%)
 RSA Security /1/                                           26,947                520,077
INVESTMENT COMPANIES (1.31%)
 Apollo Investment /1/                                      67,145                950,102
MACHINERY-CONSTRUCTION & MINING (2.21%)
 Bucyrus International /1/                                   6,403                215,141
 Terex /1/                                                  32,002              1,388,887
                                                                                1,604,028
MACHINERY-GENERAL INDUSTRY (0.96%)
 Gardner Denver /1/                                         25,341                698,651
MEDICAL INFORMATION SYSTEM (0.44%)
 Dendrite International /1/                                 19,623                316,323
MEDICAL INSTRUMENTS (1.58%)
 dj Orthopedics /1/                                         37,390                659,933
 Kensey Nash /1/                                            18,698                489,701
                                                                                1,149,634
MEDICAL PRODUCTS (1.38%)
 Cooper                                                      7,436                509,738
 INAMED /1/                                                 10,322                492,050
                                                                                1,001,788
MEDICAL-BIOMEDICAL/GENE (2.24%)
 Cell Genesys /1/                                           39,354                353,005
 deCODE genetics /1/                                        46,456                349,814
 Lexicon Genetics /1/                                       49,462                325,955
 Maxim Pharmaceuticals /1/                                  42,309                112,965
 Regeneron Pharmaceutical /1/                               56,155                487,425
                                                                                1,629,164
MEDICAL-DRUGS (0.76%)
 Array BioPharma /1/                                        38,049                265,962
 Santarus /1/                                               31,508                285,778
                                                                                  551,740
MEDICAL-HMO (1.19%)
 Sierra Health Services /1/                                 15,571                746,318
 WellCare Health Plans /1/                                   6,340                120,143
                                                                                  866,461
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.51%)
 Select Medical                                             27,531                369,741
METAL PROCESSORS & FABRICATION (1.23%)
 Commercial Metals                                          22,452                891,793
MISCELLANEOUS INVESTING (7.87%)
 CRT Properties                                             21,844                468,554
 Entertainment Properties Trust                             26,869              1,015,648
 Gramercy Capital /1/                                       27,860                434,616
 IMPAC Mortgage Holdings                                    35,787                941,198
 Newcastle Investment                                       31,655                971,809
 PS Business Parks                                          25,434              1,013,545
                                                            Shares
                                                             Held            Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                              $
 Redwood Trust                                              13,932                869,635
                                                                                5,715,005
MULTIMEDIA (0.59%)
 Journal Communications                                     24,475                429,292
OIL COMPANY-EXPLORATION & PRODUCTION (5.10%)
 Houston Exploration /1/                                    11,517                683,534
 KCS Energy /1/                                             70,177                976,162
 Meridian Resource /1/                                     111,603                985,454
 Unit /1/                                                   30,309              1,063,240
                                                                                3,708,390
PRIVATE CORRECTIONS (0.59%)
 GEO Group /1/                                              21,090                431,291
PROPERTY & CASUALTY INSURANCE (2.33%)
 Arch Capital Group /1/                                     12,044                468,994
 Infinity Property & Casualty                               28,406                838,829
 Stewart Information Services                                9,690                381,786
                                                                                1,689,609
PUBLICLY TRADED INVESTMENT FUND (2.95%)
 iShares Russell 2000 Index Fund                            18,774              2,140,611
RACETRACKS (0.91%)
 Penn National Gaming /1/                                   16,451                664,620
RADIO (0.39%)
 Emmis Communications /1/                                   15,738                284,228
RECREATIONAL VEHICLES (0.58%)
 Thor Industries                                            15,842                419,338
REINSURANCE (0.59%)
 Max Re Capital                                             21,315                426,300
RENTAL-AUTO & EQUIPMENT (0.49%)
 Aaron Rents                                                16,397                356,799
RESPIRATORY PRODUCTS (0.57%)
 Respironics /1/                                             7,777                415,603
RETAIL-APPAREL & SHOE (1.66%)
 Charlotte Russe Holding /1/                                35,335                405,646
 Genesco /1/                                                15,536                365,873
 Stein Mart /1/                                             28,494                433,678
                                                                                1,205,197
RETAIL-COMPUTER EQUIPMENT (0.43%)
 Insight Enterprises /1/                                    18,385                309,603
RETAIL-MAIL ORDER (0.55%)
 Brookstone /1/                                             21,317                402,678
RETAIL-RESTAURANTS (1.13%)
 McCormick & Schmick's Seafood Restaurants /1/              28,125                337,219
 Ruby Tuesday                                               17,258                480,980
                                                                                  818,199
RETAIL-SPORTING GOODS (0.69%)
 Big 5 Sporting Goods /1/                                   22,083                503,492
                                                            Shares
                                                             Held            Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (1.64%)
 Hudson River Bancorp.                                      25,843            $   490,500
 Independence Community Bank                                17,968                701,651
                                                                                1,192,151
SCHOOLS (0.17%)
 Educate /1/                                                10,581                124,750
SEISMIC DATA COLLECTION (1.08%)
 Veritas DGC /1/                                            34,517                786,297
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.38%)
 Micrel /1/                                                 26,264                273,408
SEMICONDUCTOR EQUIPMENT (1.20%)
 MKS Instruments /1/                                        12,984                198,915
 Mykrolis /1/                                               36,734                369,911
 Varian Semiconductor Equipment  Associates
  /1/                                                        9,783                302,295
                                                                                  871,121
STEEL PIPE & TUBE (0.92%)
 Maverick Tube /1/                                          21,746                669,994
STEEL PRODUCERS (1.35%)
 Schnitzer Steel Industries                                 30,246                978,458
TELECOMMUNICATION EQUIPMENT (1.60%)
 Comtech Telecommunications /1/                             43,012              1,165,625
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (1.28%)
 C-COR.net /1/                                             109,713                927,075
TELECOMMUNICATION SERVICES (0.43%)
 Aspect Communications /1/                                  31,788                315,655
THEATERS (0.76%)
 Carmike Cinemas                                            15,625                550,156
THERAPEUTICS (2.16%)
 Dyax /1/                                                   49,663                379,425
 Eyetech Pharmaceuticals /1/                                10,658                362,265
 NeoPharm /1/                                               43,299                370,640
 Onyx Pharmaceuticals /1/                                   10,675                459,132
                                                                                1,571,462
TRANSACTIONAL SOFTWARE (0.78%)
 Transaction Systems Architects /1/                         30,411                565,188
TRANSPORT-SERVICES (0.71%)
 Offshore Logistics /1/                                     15,075                518,881
TRANSPORT-TRUCK (0.57%)
 Heartland Express                                          22,255                410,605
WEB PORTALS (0.52%)
 United Online /1/                                          39,289                377,960
                               TOTAL COMMON STOCKS                             71,852,695

                                                           Principal
                                                            Amount                Value
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.85%)
FINANCE-CONSUMER LOANS (0.85%)
 Investment in Joint Trading Account;
  Household Finance
                                                           $                  $
  1.89%; 10/01/04                                          616,340                616,340
                            TOTAL COMMERCIAL PAPER                                616,340
                                                                              -----------

              TOTAL PORTFOLIO INVESTMENTS (99.73%)                             72,469,035
CASH, RECEIVABLES AND OTHER ASSETS,
  NET OF LIABILITIES (0.27%)                                                      197,004
                        TOTAL NET ASSETS (100.00%)                            $72,666,039
                                                                             -------------

/1/ Non-income producing security.
/2/ Restricted Security - The fund held securities, which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled
    $10,396 or .01% of net assets.
/3/ Market value is determined in accordance with procedures established in good faith by the Board of Directors.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                                 $ 8,337,093
Unrealized Depreciation                                  (3,249,462)
                                                        -------------
Net Unrealized Appreciation (Depreciation)                5,087,631
Cost for federal income tax purposes                    $67,381,404

                            SCHEDULE OF INVESTMENTS
                            SMALLCAP GROWTH ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                   Shares
                                                    Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (98.07%)
AIRLINES (0.38%)
                                                                      $
 Pinnacle Airlines /1/                              21,300                215,130
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.01%)
 American Axle & Manufacturing Holdings             19,300                564,718
BEVERAGES-NON-ALCOHOLIC (1.17%)
 Cott /1/                                           22,500                648,900
 Hansen Natural /1/                                    300                  7,236
                                                                          656,136
BEVERAGES-WINE & SPIRITS (1.13%)
 Constellation Brands /1/                           16,600                631,796
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.48%)
 Dycom Industries /1/                               29,200                828,988
BUILDING PRODUCTS-LIGHT FIXTURES (0.71%)
 Genlyte Group /1/                                   6,200                399,218
BUILDING-RESIDENTIAL & COMMERCIAL (1.87%)
 Hovnanian Enterprises /1/                          13,700                549,370
 NVR /1/                                               900                495,900
                                                                        1,045,270
CIRCUIT BOARDS (2.43%)
 Benchmark Electronics /1/                          31,850                949,130
 TTM Technologies /1/                               46,100                409,829
                                                                        1,358,959
COMMERCIAL BANKS (2.48%)
 Main Street Banks                                   1,000                 30,600
 MB Financial                                          600                 23,784
 Prosperity Bancshares                                 800                 21,376
 Sun Bancorp. /1/                                      600                 13,158
 Texas Capital Bancshares /1/                          800                 14,520
 UCBH Holdings                                      32,120              1,254,928
 Yardville National Bancorp.                         1,000                 29,100
                                                                        1,387,466
COMMUNICATIONS SOFTWARE (0.23%)
 Avid Technology /1/                                 1,400                 65,618
 SeaChange International /1/                         3,900                 62,361
                                                                          127,979
COMPUTER SERVICES (5.95%)
 CACI International /1/                             20,470              1,080,407
 Cognizant Technology Solutions /1/                 58,740              1,792,157
 FactSet Research Systems                            9,460                455,972
                                                                        3,328,536
COMPUTERS-INTEGRATED SYSTEMS (0.68%)
 Micros Systems /1/                                  1,400                 70,098
 RadiSys /1/                                        22,300                311,085
                                                                          381,183
COMPUTERS-MEMORY DEVICES (0.57%)
 Dot Hill Systems /1/                               38,200                306,364
 M-Systems Flash Disk Pioneers /1/                     600                  9,912
                                                                          316,276
COMPUTERS-PERIPHERAL EQUIPMENT (0.04%)
 Mobility Electronics /1/                            2,400                 19,776
                                                   Shares
                                                    Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONSULTING SERVICES (0.20%)
                                                                      $
 DiamondCluster International /1/                    5,200                 63,440
 Navigant Consulting /1/                             2,100                 46,116
                                                                          109,556
DATA PROCESSING & MANAGEMENT (1.76%)
 Fair, Isaac                                        18,200                531,440
 NAVTEQ /1/                                         12,700                452,628
                                                                          984,068
DENTAL SUPPLIES & EQUIPMENT (1.79%)
 Align Technology /1/                                2,300                 35,144
 Patterson /1/                                      12,600                964,656
                                                                          999,800
DIAGNOSTIC EQUIPMENT (0.09%)
 Gen-Probe /1/                                       1,300                 51,831
DISTRIBUTION-WHOLESALE (0.44%)
 Beacon Roofing Supply /1/                          10,700                175,480
 WESCO International /1/                             2,900                 70,325
                                                                          245,805
DIVERSIFIED MANUFACTURING OPERATIONS (1.37%)
 ESCO Technologies /1/                              11,300                765,688
DRUG DELIVERY SYSTEMS (0.54%)
 Alkermes /1/                                          800                  9,232
 Noven Pharmaceuticals /1/                           1,600                 33,344
 Penwest Pharmaceuticals /1/                        22,900                258,541
                                                                          301,117
E-COMMERCE-PRODUCTS (0.05%)
 1-800-flowers.com /1/                               3,300                 27,390
E-MARKETING-INFORMATION (1.48%)
 24/7 Real Media /1/                                 3,800                 14,554
 Digital River /1/                                  27,300                812,994
                                                                          827,548
EDUCATIONAL SOFTWARE (0.13%)
 Blackboard /1/                                      4,200                 72,072
ELECTRIC PRODUCTS-MISCELLANEOUS (0.06%)
 GrafTech International /1/                          2,200                 30,690
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.29%)
 Cree /1/                                           12,000                366,360
 Microsemi /1/                                      49,800                702,180
 Silicon Image /1/                                  55,300                698,992
 Siliconix /1/                                         400                 14,332
 Virage Logic /1/                                    1,700                 20,961
 Volterra Semiconductor /1/                          2,500                 31,075
 Zoran /1/                                             500                  7,860
                                                                        1,841,760
ELECTRONIC DESIGN AUTOMATION (0.96%)
 Magma Design Automation /1/                        24,400                367,952
 Verisity /1/                                       24,100                167,495
                                                                          535,447
ELECTRONIC MEASUREMENT INSTRUMENTS (0.15%)
 Flir Systems /1/                                      700                 40,950
 Keithley Instruments                                1,300                 22,685
                                                   Shares
                                                    Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC MEASUREMENT INSTRUMENTS (CONTINUED)
                                                                      $
 RAE Systems /1/                                     3,400                 18,972
                                                                           82,607
ELECTRONIC SECURITY DEVICES (0.02%)
 American Science & Engineering /1/                    400                 13,180
ELECTRONICS-MILITARY (1.27%)
 Engineered Support Systems                         15,612                712,532
ENGINEERING-RESEARCH & DEVELOPMENT
SERVICES (0.42%)
 EMCOR Group /1/                                     6,300                237,006
ENTERPRISE SOFTWARE & SERVICE (0.02%)
 Ultimate Software Group /1/                           800                  9,824
ENTERTAINMENT SOFTWARE (0.63%)
 THQ /1/                                            18,070                351,642
FIDUCIARY BANKS (2.03%)
 Investors Financial Services                       25,200              1,137,276
FOOD-WHOLESALE & DISTRIBUTION (0.61%)
 Performance Food Group /1/                         14,500                343,650
HEART MONITORS (0.01%)
 CardioDynamics International /1/                    1,000                  4,600
HOME FURNISHINGS (0.03%)
 Tempur-Pedic International /1/                      1,200                 17,988
HOSPITAL BEDS & EQUIPMENT (0.27%)
 Kinetic Concepts /1/                                2,900                152,395
HOTELS & MOTELS (0.20%)
 Highland Hospitality                               10,000                114,000
HUMAN RESOURCES (0.98%)
 Gevity HR                                           2,900                 44,602
 Korn/Ferry International /1/                       14,100                257,043
 Labor Ready /1/                                    17,600                246,752
                                                                          548,397
INDUSTRIAL AUTOMATION & ROBOTS (1.21%)
 Cognex                                             25,800                675,960
INDUSTRIAL GASES (0.12%)
 Airgas                                              2,800                 67,396
INSTRUMENTS-SCIENTIFIC (1.09%)
 Fisher Scientific International /1/                10,500                612,465
INTERNET CONNECTIVE SERVICES (0.02%)
 Redback Networks /1/                                2,500                 13,050
INTERNET INFRASTRUCTURE EQUIPMENT (0.39%)
 Avocent /1/                                         8,300                216,049
INTERNET INFRASTRUCTURE SOFTWARE (0.04%)
 Opsware /1/                                         4,200                 23,562
INTERNET SECURITY (1.49%)
 RSA Security /1/                                   31,100                600,230
 Secure Computing /1/                               30,500                231,495
                                                                          831,725
                                                   Shares
                                                    Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INVESTMENT COMPANIES (0.03%)
                                                                      $
 Prospect Energy /1/                                 1,100                 16,445
LASERS-SYSTEMS & COMPONENTS (0.12%)
 Excel Technology /1/                                  200                  5,164
 Ii-Vi /1/                                           1,800                 63,018
                                                                           68,182
MACHINERY TOOLS & RELATED PRODUCTS (0.09%)
 Kennametal                                            900                 40,635
 Lincoln Electric Holdings                             300                  9,408
                                                                           50,043
MACHINERY-CONSTRUCTION & MINING (0.05%)
 JLG Industries                                      1,700                 28,560
MACHINERY-GENERAL INDUSTRY (0.75%)
 Middleby                                            8,000                421,200
MACHINERY-MATERIAL HANDLING (0.01%)
 Paragon Technologies /1/                              700                  6,566
MEDICAL INSTRUMENTS (2.39%)
 Abaxis /1/                                            900                 11,709
 Advanced Neuromodulation Systems /1/               14,400                437,040
 ArthroCare /1/                                     30,400                890,416
                                                                        1,339,165
MEDICAL LABORATORY & TESTING SERVICE (0.98%)
 Inveresk Research Group /1/                        13,900                512,771
 LabOne /1/                                          1,300                 37,999
                                                                          550,770
MEDICAL LASER SYSTEMS (0.10%)
 VISX /1/                                            2,700                 55,620
MEDICAL PRODUCTS (1.56%)
 EPIX Pharmaceuticals /1/                            1,000                 19,310
 INAMED /1/                                         17,650                841,376
 ThermoGenesis /1/                                   3,000                 14,400
                                                                          875,086
MEDICAL-BIOMEDICAL/GENE (2.41%)
 Affymetrix /1/                                      7,900                242,609
 Corgentech /1/                                     13,100                223,617
 Diversa /1/                                           800                  6,680
 Incyte Genomics /1/                                36,600                352,458
 Martek Biosciences /1/                              1,200                 58,368
 Regeneration Technologies /1/                       1,300                 10,426
 Telik /1/                                          20,400                454,920
                                                                        1,349,078
MEDICAL-DRUGS (1.42%)
 DUSA Pharmaceuticals /1/                            1,300                 14,924
 First Horizon Pharmaceutical /1/                   32,800                656,328
 KV Pharmaceutical /1/                               1,700                 30,430
 Pharmion /1/                                          300                 15,509
 Salix Pharmaceuticals /1/                           1,900                 40,888
 Vaxgen /1/                                          2,700                 36,045
                                                                          794,124
MEDICAL-GENERIC DRUGS (0.44%)
 Taro Pharmaceuticals Industries /1/                10,500                245,490
                                                   Shares
                                                    Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HMO (0.19%)
                                                                      $
 WellCare Health Plans /1/                           5,600                106,120
MEDICAL-HOSPITALS (3.26%)
 United Surgical Partners International
  /1/                                               17,300                594,255
 VCA Antech /1/                                     59,600              1,229,548
                                                                        1,823,803
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (1.03%)
 Odyssey HealthCare /1/                             32,400                575,100
MISCELLANEOUS INVESTING (3.56%)
 American Financial Realty Trust                     7,600                107,236
 BioMed Realty Trust                                16,600                291,994
 Government Properties Trust                         8,100                 76,950
 La Quinta /1/                                       3,200                 24,960
 Mills                                              13,500                700,245
 Ventas                                             30,500                790,560
                                                                        1,991,945
MISCELLANEOUS MANUFACTURERS (0.03%)
 Applied Films /1/                                     800                 14,408
MOTION PICTURES & SERVICES (0.03%)
 Lions Gate Entertainment /1/                        2,000                 17,400
NETWORKING PRODUCTS (0.60%)
 Foundry Networks /1/                               30,400                288,496
 Ixia /1/                                            4,600                 44,712
                                                                          333,208
NON-FERROUS METALS (0.03%)
 Brush Engineered Materials /1/                        700                 14,497
OFFICE AUTOMATION & EQUIPMENT (0.06%)
 Global Imaging Systems /1/                          1,100                 34,188
OIL & GAS DRILLING (1.01%)
 Grey Wolf /1/                                       8,100                 39,609
 Patterson-UTI Energy                               27,000                514,890
 Pioneer Drilling /1/                                1,600                 13,440
                                                                          567,939
OIL COMPANY-EXPLORATION & PRODUCTION (3.95%)
 Patina Oil & Gas                                   33,200                981,724
 Quicksilver Resources /1/                          37,700              1,231,659
                                                                        2,213,383
OIL-FIELD SERVICES (1.72%)
 Cal Dive International /1/                            900                 32,058
 Superior Energy Services /1/                          600                  7,752
 Tetra Technologies /1/                             29,750                923,737
                                                                          963,547
PHYSICAL THERAPY & REHABILITATION CENTERS (0.05%)
 Psychiatric Solutions /1/                           1,000                 25,350
PHYSICIAN PRACTICE MANAGEMENT (2.00%)
 Pediatrix Medical Group /1/                        20,430              1,120,585
PROPERTY & CASUALTY INSURANCE (0.08%)
 Philadelphia Consolidated Holding /1/                 500                 27,560
 Selective Insurance Group                             500                 18,600
                                                                           46,160
                                                   Shares
                                                    Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLICLY TRADED INVESTMENT FUND (1.91%)
                                                                      $
 iShares Russell 2000 Index Fund                     9,400              1,071,788
RACETRACKS (0.03%)
 Speedway Motorsports                                  500                 16,665
RADIO (1.20%)
 Cumulus Media /1/                                  31,000                446,090
 Salem Communications /1/                            7,500                189,900
 XM Satellite Radio Holdings /1/                     1,200                 37,224
                                                                          673,214
RENTAL-AUTO & EQUIPMENT (0.04%)
 Aaron Rents                                         1,100                 23,936
RESPIRATORY PRODUCTS (0.50%)
 ResMed /1/                                          5,922                281,946
RETAIL-APPAREL & SHOE (2.86%)
 Aeropostale /1/                                    28,650                750,630
 American Eagle Outfitters                           1,300                 47,905
 Chico's FAS /1/                                    23,000                786,600
 Stage Stores /1/                                      500                 17,110
                                                                        1,602,245
RETAIL-BEDDING (0.05%)
 Linens 'N Things /1/                                1,100                 25,487
RETAIL-COMPUTER EQUIPMENT (1.09%)
 Electronics Boutique Holdings /1/                  17,968                612,709
RETAIL-HOME FURNISHINGS (0.05%)
 Cost Plus /1/                                         800                 28,304
RETAIL-MUSIC STORE (1.30%)
 Guitar Center /1/                                  16,800                727,440
RETAIL-PAWN SHOPS (0.01%)
 First Cash Financial Services /1/                     400                  8,012
RETAIL-PET FOOD & SUPPLIES (1.43%)
 PETCO Animal Supplies /1/                          24,500                800,170
RETAIL-RESTAURANTS (3.36%)
 CKE Restaurants /1/                                51,400                567,970
 Panera Bread /1/                                   13,650                512,421
 RARE Hospitality International /1/                    900                 23,985
 Ruby Tuesday                                       27,000                752,490
 Sonic /1/                                           1,000                 25,630
                                                                        1,882,496
RETAIL-SPORTING GOODS (0.04%)
 Hibbett Sporting Goods /1/                          1,200                 24,588
SAVINGS & LOANS-THRIFTS (1.39%)
 BankUnited Financial                               16,400                478,060
 Commercial Capital Bancorp.                         2,600                 58,994
 Harbor Florida Bancshares                           7,700                239,470
                                                                          776,524
SCHOOLS (0.02%)
 Education Management /1/                              500                 13,320
                                                   Shares
                                                    Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEISMIC DATA COLLECTION (0.05%)
                                                                      $
 Input/Output /1/                                    2,800                 28,868
SEMICONDUCTOR COMPONENT-INTEGRATED
  CIRCUITS (1.74%)
 Exar /1/                                           26,270                371,983
 Power Integrations /1/                             20,500                418,815
 Standard Microsystems /1/                          10,600                185,606
                                                                          976,404
SEMICONDUCTOR EQUIPMENT (0.82%)
 August Technology /1/                              19,500                133,965
 Brooks Automation /1/                               1,100                 15,565
 Helix Technology                                      200                  2,719
 Rudolph Technologies /1/                           16,500                276,210
 Semitool /1/                                        4,100                 31,119
                                                                          459,578
SEMICONDUCTORS (0.83%)
 Artisan Components /1/                             16,000                465,760
SOFTWARE (0.03%)
 Opnet Technologies /1/                              1,800                 18,468
STEEL PRODUCERS (1.08%)
 Steel Dynamics                                     15,700                606,334
TELECOMMUNICATION EQUIPMENT-FIBER
  OPTICS (0.29%)
 C-COR.net /1/                                      18,200                153,790
 Harmonic /1/                                        1,200                  7,980
                                                                          161,770
THERAPEUTICS (2.63%)
 Amylin Pharmaceuticals /1/                         10,600                217,512
 Bioenvision /1/                                     1,400                 11,186
 Dendreon /1/                                        1,700                 14,297
 Isis Pharmaceuticals /1/                           29,400                144,060
 Medicines /1/                                      15,000                362,100
 Neurocrine Biosciences /1/                          8,697                410,151
 NPS Pharmaceuticals /1/                            14,400                313,632
                                                                        1,472,938
TOYS (0.03%)
 Marvel Enterprises /1/                              1,300                 18,928
TRANSPORT-AIR FREIGHT (1.42%)
 EGL /1/                                            26,300                795,838
TRANSPORT-RAIL (0.03%)
 Genesee & Wyoming /1/                                 700                 17,724
TRANSPORT-SERVICES (0.95%)
 UTI Worldwide                                       9,000                529,290
TRANSPORT-TRUCK (1.58%)
 Celadon Group /1/                                   1,613                 30,728
 Landstar System /1/                                13,900                815,652
 Old Dominion Freight Line /1/                       1,300                 37,453
                                                                          883,833
                                                   Shares
                                                    Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (0.07%)
                                                                      $
 InterDigital Communications /1/                     2,000                 32,640
 Viasat /1/                                            300                  6,030
                                                                           38,670
                       TOTAL COMMON STOCKS                             54,910,716

                                                   Shares
                                                    Held               Value
----------------------------------------------------------------------------------------
PREFERRED STOCKS (0.00%)
MISCELLANEOUS INVESTING(0.00%)
 Cidera /2/ /3/                                     32,947                      -
                    TOTAL PREFERRED STOCKS                                      -
                                                                      -----------

      TOTAL PORTFOLIO INVESTMENTS (98.07%)                             54,910,716
CASH AND RECEIVABLES,
  NET OF LIABILITIES (1.93%)                                            1,077,804
                TOTAL NET ASSETS (100.00%)                            $55,988,520
                                                                     -------------

/1/ Non-income producing security.
/2/ Restricted Security - The fund held securities, which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities had no value.
/3/ Market value is determined in accordance with procedures established in good faith by the Board of Directors.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                                 $13,912,292
Unrealized Depreciation                                  (3,459,867)
                                                        -------------
Net Unrealized Appreciation (Depreciation)               10,452,425
Cost for federal income tax purposes                    $44,458,291

                            SCHEDULE OF INVESTMENTS
                             SMALLCAP VALUE ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                           Shares
                                                            Held                  Value
 --------------------------------------------------------------------------------------------------
COMMON STOCKS (97.09%)
ADVERTISING SERVICES (0.18%)
                                                                                $
 R.H. Donnelley /1/                                            3,400                167,824
AEROSPACE & DEFENSE (0.21%)
 Esterline Technologies /1/                                    6,300                192,717
AEROSPACE & DEFENSE EQUIPMENT (1.27%)
 AAR /1/                                                       5,300                 65,985
 Curtiss-Wright                                                5,400                309,042
 Ducommun /1/                                                  1,000                 22,350
 HEICO                                                         3,300                 58,344
 Kaman                                                        11,000                131,340
 Moog /1/                                                      9,400                341,220
 Orbital Sciences /1/                                          6,500                 74,230
 Triumph Group /1/                                             4,800                162,384
                                                                                  1,164,895
AIRLINES (0.73%)
 Alaska Air Group /1/                                          3,100                 76,818
 Continental Airlines /1/                                      7,300                 62,196
 ExpressJet Holdings /1/                                      21,200                212,212
 Northwest Airlines /1/                                        6,900                 56,649
 Skywest                                                      17,000                255,850
                                                                                    663,725
APPAREL MANUFACTURERS (0.64%)
 Kellwood                                                      7,600                277,020
 Quiksilver /1/                                                5,400                137,268
 Tommy Hilfiger /1/                                           17,000                167,790
                                                                                    582,078
APPLIANCES (0.02%)
 Applica /1/                                                   5,200                 21,008
APPLICATIONS SOFTWARE (0.28%)
 Parametric Technology /1/                                    29,400                155,232
 Progress Software /1/                                         5,000                 99,500
                                                                                    254,732
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.69%)
 Oshkosh Truck                                                11,100                633,366
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.92%)
 American Axle & Manufacturing Holdings                        3,400                 99,484
 Keystone Automotive Industries /1/                            2,400                 52,800
 Superior Industries International                             3,400                101,830
 Tenneco Automotive /1/                                       21,900                286,890
 Tower Automotive /1/                                          7,700                 16,093
 Visteon                                                      35,000                279,650
                                                                                    836,747
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.11%)
 Aftermarket Technology /1/                                    7,800                 98,124
BATTERIES & BATTERY SYSTEMS (0.25%)
 Rayovac /1/                                                   8,500                223,975
BROADCASTING SERVICES & PROGRAMMING (0.14%)
 4 Kids Entertainment /1/                                        800                 16,160
 World Wrestling Entertainment                                 9,000                109,980
                                                                                    126,140
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.26%)
 NCI Building Systems /1/                                      1,300                 41,470
                                                           Shares
                                                            Held                  Value
 --------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS
  (CONTINUED)
                                                                                $
 USG /1/                                                      10,900                198,707
                                                                                    240,177
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.11%)
 Dycom Industries /1/                                          3,700                105,043
BUILDING PRODUCTS-AIR & HEATING (0.56%)
 Lennox International                                         24,800                370,512
 York International                                            4,600                145,314
                                                                                    515,826
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.39%)
 Eagle Materials                                               1,000                 71,300
 Texas Industries                                              5,500                282,920
                                                                                    354,220
BUILDING PRODUCTS-LIGHT FIXTURES (0.08%)
 Genlyte Group /1/                                             1,100                 70,829
BUILDING PRODUCTS-WOOD (0.42%)
 Universal Forest Products                                    11,200                383,040
BUILDING-HEAVY CONSTRUCTION (0.32%)
 Washington Group International /1/                            8,500                294,270
BUILDING-MAINTENANCE & SERVICE (0.04%)
 Integrated Electrical Services /1/                            7,200                 34,632
BUILDING-RESIDENTIAL & COMMERCIAL (0.95%)
 Beazer Homes                                                  1,900                203,091
 Dominion Homes /1/                                            1,300                 30,966
 Levitt                                                        5,075                119,060
 Meritage /1/                                                  2,900                227,940
 WCI Communities /1/                                          12,400                288,920
                                                                                    869,977
CABLE TV (0.61%)
 Charter Communications /1/                                   37,600                100,016
 Insight Communications /1/                                    8,800                 77,440
 LodgeNet Entertainment /1/                                   13,200                174,240
 Mediacom Communications /1/                                  31,100                203,083
                                                                                    554,779
CASINO HOTELS (0.51%)
 Ameristar Casinos                                             2,100                 63,525
 Aztar /1/                                                    11,500                304,750
 Boyd Gaming                                                   3,600                101,340
                                                                                    469,615
CHEMICALS-DIVERSIFIED (1.58%)
 FMC /1/                                                       8,000                388,560
 Georgia Gulf                                                 11,800                526,162
 Hercules /1/                                                 23,500                334,875
 Octel                                                         9,100                193,284
                                                                                  1,442,881
CHEMICALS-FIBERS (0.11%)
 Wellman                                                      12,200                103,456
CHEMICALS-PLASTICS (0.31%)
 PolyOne /1/                                                  38,000                285,760
CHEMICALS-SPECIALTY (1.76%)
 Crompton                                                      9,700                 92,053
                                                           Shares
                                                            Held                  Value
 --------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                                $
 Cytec Industries                                              9,400                460,130
 H.B. Fuller                                                   9,500                260,300
 Millennium Chemicals /1/                                      2,800                 59,388
 Minerals Technologies                                         3,700                217,782
 NewMarket /1/                                                 6,900                144,072
 OM Group /1/                                                  1,900                 69,464
 Valhi                                                         5,400                 81,162
 W.R. Grace /1/                                               23,500                222,075
                                                                                  1,606,426
CIRCUIT BOARDS (0.27%)
 Benchmark Electronics /1/                                     7,400                220,520
 TTM Technologies /1/                                          3,000                 26,670
                                                                                    247,190
COATINGS & PAINT (0.01%)
 Kronos Worldwide                                                172                  6,828
COLLECTIBLES (0.22%)
 Department 56 /1/                                             1,000                 16,300
 RC2 /1/                                                       5,600                184,240
                                                                                    200,540
COMMERCIAL BANKS (9.85%)
 ABC Bancorp                                                   2,400                 48,408
 AMCORE Financial                                              3,600                102,168
 AmericanWest Bancorp. /1/                                     2,000                 37,720
 BancFirst                                                     1,200                 76,944
 Bank of the Ozarks                                            2,100                 62,433
 Banner                                                        1,600                 47,040
 Capital Corp of the West                                      1,000                 43,000
 Capitol Bancorp.                                              3,500                102,690
 Chemical Financial                                            9,470                345,844
 City Holding                                                  1,400                 46,046
 Colonial BancGroup                                           12,700                259,715
 Columbia Banking Systems                                      2,157                 51,315
 Community Bank System                                        10,900                273,917
 Community Trust Bancorp                                       2,685                 83,450
 Corus Bankshares                                             12,200                526,186
 Cullen/Frost Bankers                                          6,900                320,643
 EuroBancshares /1/                                            6,500                120,835
 Financial Institutions                                          300                  6,723
 First Citizens BancShares                                       300                 35,400
 First Oak Brook Bancshares                                    1,350                 41,634
 First Republic Bank                                           5,300                243,800
 Gold Banc                                                    27,100                365,579
 Great Southern Bancorp                                        2,400                 75,000
 Greater Bay Bancorp                                           9,800                281,750
 Hanmi Financial                                              16,800                507,360
 IBERIABANK                                                    8,500                490,620
 Independent Bank                                              9,700                299,827
 Independent Bank                                              9,500                256,500
 Irwin Financial                                              11,200                289,184
 Lakeland Financial                                              300                 10,170
 MainSource Financial Group                                    1,417                 29,049
 MB Financial                                                  2,750                109,010
 MBT Financial                                                 2,300                 45,149
 Mercantile Bank                                               3,570                124,379
 Mid-State Bancshares                                          6,500                167,245
                                                           Shares
                                                            Held                  Value
 --------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                                $
 Nara Bancorp.                                                   600                 12,090
 Old Second Bancorp                                              532                 14,880
 Oriental Financial Group                                      6,300                170,478
 Peoples Bancorp.                                              1,365                 35,927
 Provident Bankshares                                          9,000                301,950
 R&G Financial                                                10,650                411,622
 Republic Bancorp.                                             1,155                 26,796
 Republic Bancorp.                                            23,546                362,608
 Royal Bancshares of Pennsylvania                              1,155                 28,032
 SCBT Financial                                                1,000                 29,500
 Silicon Valley Bancshares /1/                                 3,400                126,378
 Simmons First National                                        2,900                 74,182
 Southside Bancshares                                          2,804                 57,089
 Southwest Bancorp.                                            1,700                 37,485
 State Financial Services                                      3,700                101,528
 Summit Bancshares                                             2,800                 93,100
 Sun Bancorp. /1/                                              1,575                 34,540
 Taylor Capital Group                                          3,600                 86,400
 Trico Bancshares                                              2,400                 50,208
 Umpqua Holdings                                               3,900                 87,984
 United Bankshares                                             7,900                273,735
 W Holding                                                    11,975                227,525
 West Coast Bancorp                                           16,300                339,529
 Western Sierra Bancorp. /1/                                   1,200                 39,948
 Wintrust Financial                                              900                 51,552
                                                                                  9,001,799
COMMERCIAL SERVICE-FINANCE (0.14%)
 Century Business Services /1/                                14,900                 66,901
 NCO Group /1/                                                 2,400                 64,680
                                                                                    131,581
COMMERCIAL SERVICES (0.23%)
 Arbitron /1/                                                  1,700                 62,237
 Memberworks /1/                                                 900                 23,616
 TeleTech Holdings /1/                                        13,100                123,664
                                                                                    209,517
COMPUTER AIDED DESIGN (0.06%)
 Aspen Technology /1/                                          7,300                 51,027
COMPUTER SERVICES (0.89%)
 BISYS Group /1/                                              10,100                147,561
 CACI International /1/                                        2,400                126,672
 CIBER /1/                                                    11,000                 82,720
 CompuCom Systems /1/                                         27,300                125,034
 Perot Systems /1/                                            14,800                237,688
 Sykes Enterprises /1/                                         6,300                 28,917
 Tyler Technologies /1/                                        7,000                 61,880
                                                                                    810,472
COMPUTERS (0.23%)
 Gateway /1/                                                  22,700                112,365
 palmOne /1/                                                   3,190                 97,104
                                                                                    209,469
COMPUTERS-INTEGRATED SYSTEMS (0.47%)
 Agilysys                                                     11,600                200,564
 Intergraph /1/                                                1,700                 46,189
 MTS Systems                                                   3,200                 68,000
                                                           Shares
                                                            Held                  Value
 --------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (CONTINUED)
                                                                                $
 RadiSys /1/                                                   3,500                 48,825
 Silicon Graphics /1/                                         43,600                 62,348
                                                                                    425,926
COMPUTERS-MEMORY DEVICES (0.39%)
 Hutchison Technology /1/                                      7,100                189,783
 Komag /1/                                                     2,300                 31,970
 Maxtor /1/                                                    9,000                 46,800
 Quantum /1/                                                  20,700                 47,817
 Silicon Storage Technology /1/                                5,900                 37,583
                                                                                    353,953
COMPUTERS-PERIPHERAL EQUIPMENT (0.08%)
 Electronics for Imaging /1/                                   4,700                 76,328
CONSULTING SERVICES (0.36%)
 Charles River Associates /1/                                  1,200                 45,948
 Clark /1/                                                     2,700                 36,558
 Gartner /1/                                                  10,800                126,252
 Maximus /1/                                                   1,200                 34,572
 PDI /1/                                                       3,300                 89,067
                                                                                    332,397
CONSUMER PRODUCTS-MISCELLANEOUS (0.54%)
 American Greetings /1/                                       14,500                364,240
 CSS Industries                                                1,050                 32,487
 Playtex Products /1/                                          8,800                 55,440
 Tupperware                                                    2,200                 37,356
                                                                                    489,523
CONTAINERS-METAL & GLASS (1.19%)
 Crown Holdings /1/                                           44,300                456,733
 Greif Brothers                                                3,400                143,310
 Silgan Holdings                                              10,600                490,780
                                                                                  1,090,823
COSMETICS & TOILETRIES (0.04%)
 Revlon /1/                                                   13,900                 35,028
DATA PROCESSING & MANAGEMENT (0.02%)
 infoUSA /1/                                                   1,700                 15,147
DECISION SUPPORT SOFTWARE (0.05%)
 NetIQ /1/                                                     4,200                 44,940
DIAGNOSTIC EQUIPMENT (0.09%)
 NEUROMetrix /1/                                               8,200                 82,000
DIAGNOSTIC KITS (0.19%)
 Orthovita /1/                                                39,500                176,763
DISTRIBUTION-WHOLESALE (0.81%)
 Aviall /1/                                                   12,900                263,160
 Building Material Holding                                     3,200                 88,064
 United Stationers /1/                                         6,500                282,100
 Watsco                                                        2,400                 72,072
 WESCO International /1/                                       1,400                 33,950
                                                                                    739,346
DIVERSIFIED MANUFACTURING OPERATIONS (1.38%)
 A.O. Smith                                                    3,900                 94,965
 Actuant /1/                                                   2,700                111,267
 Acuity Brands                                                 8,900                211,553
                                                           Shares
                                                            Held                  Value
 --------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                                                                                $
 Ameron International                                          2,400                 78,960
 Barnes Group                                                 10,600                291,182
 ESCO Technologies /1/                                         1,700                115,192
 Griffon /1/                                                   6,310                133,141
 Jacuzzi Brands /1/                                           23,800                221,340
                                                                                  1,257,600
DIVERSIFIED OPERATIONS (0.16%)
 Walter Industries                                             9,200                147,384
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.05%)
 Volt Information Sciences /1/                                 1,700                 48,909
E-COMMERCE-SERVICES (0.06%)
 Homestore.com /1/                                            25,500                 58,905
E-MARKETING-INFORMATION (0.07%)
 aQuantive /1/                                                 5,400                 52,110
 E.piphany /1/                                                 3,800                 15,314
                                                                                     67,424
ELECTRIC-INTEGRATED (3.24%)
 Allegheny Energy /1/                                          5,500                 87,780
 Avista                                                       14,400                260,640
 Black Hills                                                   3,100                 86,118
 CH Energy Group                                               3,600                164,880
 Cleco                                                         7,400                127,576
 CMS Energy /1/                                               43,900                417,928
 El Paso Electric /1/                                         17,000                273,190
 PNM Resources                                                16,850                379,293
 Sierra Pacific Resources /1/                                 56,500                505,675
 UIL Holdings                                                  3,000                147,570
 UniSource Energy                                             20,900                508,915
                                                                                  2,959,565
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.57%)
 Bel Fuse                                                      3,500                115,780
 CTS                                                          11,500                144,900
 DSP Group /1/                                                 4,300                 90,515
 Stoneridge /1/                                                7,600                107,160
 Sypris Solutions                                              4,300                 58,695
                                                                                    517,050
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.34%)
 Actel /1/                                                     1,700                 25,840
 ESS Technology /1/                                            8,000                 54,800
 Integrated Silicon Solution /1/                               5,700                 41,439
 Lattice Semiconductor /1/                                    11,700                 57,447
 ON Semiconductor /1/                                         12,100                 37,873
 Skyworks Solutions /1/                                       10,100                 95,950
                                                                                    313,349
ELECTRONIC DESIGN AUTOMATION (0.02%)
 Magma Design Automation /1/                                   1,100                 16,588
ELECTRONIC MEASUREMENT INSTRUMENTS (0.24%)
 Analogic                                                      4,000                166,760
 Trimble Navigation /1/                                        1,550                 48,980
                                                                                    215,740
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.18%)
 EMCOR Group /1/                                               1,400                 52,668
                                                           Shares
                                                            Held                  Value
 --------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES
  (CONTINUED)
                                                                                $
 URS /1/                                                       4,300                114,724
                                                                                    167,392
ENTERPRISE SOFTWARE & SERVICE (0.18%)
 Hyperion Solutions /1/                                          300                 10,197
 ManTech International /1/                                     7,600                142,272
 Manugistics Group /1/                                         4,700                 11,186
                                                                                    163,655
ENVIRONMENTAL CONSULTING & ENGINEERING (0.11%)
 Tetra Tech /1/                                                7,600                 96,292
ENVIRONMENTAL MONITORING & DETECTION (0.23%)
 Mine Safety Appliances                                        5,200                211,744
FINANCE-CONSUMER LOANS (0.34%)
 World Acceptance /1/                                         13,200                306,900
FINANCE-CREDIT CARD (0.38%)
 Advanta                                                       7,500                181,425
 CompuCredit /1/                                               6,300                117,306
 Metris /1/                                                    5,400                 52,812
                                                                                    351,543
FINANCE-INVESTMENT BANKER & BROKER (0.30%)
 Knight Trading Group /1/                                     24,900                229,827
 LaBranche /1/                                                 5,200                 43,940
                                                                                    273,767
FINANCE-MORTGAGE LOAN/BANKER (1.10%)
 Accredited Home Lenders Holding /1/                           4,700                181,044
 American Home Mortgage Investment                            22,359                624,934
 New Century Financial                                         3,300                198,726
                                                                                  1,004,704
FOOD-BAKING (0.10%)
 Flowers Foods                                                 3,450                 89,183
FOOD-MISCELLANEOUS/DIVERSIFIED (0.83%)
 Chiquita Brands International /1/                            24,100                419,581
 Corn Products International                                   3,600                165,960
 J & J Snack Foods /1/                                         1,200                 51,456
 Ralcorp Holdings /1/                                          3,000                108,300
 Sensient Technologies                                           800                 17,312
                                                                                    762,609
FOOD-RETAIL (0.18%)
 Great Atlantic & Pacific Tea /1/                              4,900                 29,890
 Pathmark Stores /1/                                           6,300                 30,555
 Winn-Dixie Stores                                            33,300                102,897
                                                                                    163,342
FOOD-WHOLESALE & DISTRIBUTION (0.06%)
 Nash Finch                                                    1,800                 56,610
FUNERAL SERVICE & RELATED ITEMS (0.50%)
 Alderwoods Group /1/                                          6,000                 58,980
 Stewart Enterprises /1/                                      57,700                401,015
                                                                                    459,995
GARDEN PRODUCTS (0.43%)
 Toro                                                          5,800                396,140
                                                           Shares
                                                            Held                  Value
 --------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GAS-DISTRIBUTION (4.15%)
                                                                                $
 Atmos Energy                                                  4,100                103,279
 Energen                                                       9,300                479,415
 New Jersey Resources                                         18,100                749,340
 Northwest Natural                                             6,200                196,726
 NUI                                                           4,100                 54,694
 South Jersey Industries                                       8,300                396,325
 Southern Union /1/                                           21,265                435,932
 Southwest Gas                                                17,400                416,730
 Southwestern Energy /1/                                      22,800                957,372
                                                                                  3,789,813
GOLF (0.21%)
 Callaway Golf                                                18,300                193,431
HEALTH CARE COST CONTAINMENT (0.15%)
 First Health Group /1/                                        8,600                138,374
HOME FURNISHINGS (0.16%)
 Furniture Brands International                                2,100                 52,668
 Kimball International                                         6,700                 92,996
                                                                                    145,664
HOSPITAL BEDS & EQUIPMENT (0.04%)
 Invacare                                                        700                 32,200
HOTELS & MOTELS (0.21%)
 LaSalle Hotel Properties                                      6,800                187,680
HUMAN RESOURCES (0.15%)
 Spherion /1/                                                 17,200                134,504
IDENTIFICATION SYSTEM-DEVELOPMENT (0.12%)
 Checkpoint Systems /1/                                        5,400                 84,078
 Paxar /1/                                                     1,100                 24,948
                                                                                    109,026
INDUSTRIAL AUTOMATION & ROBOTS (0.11%)
 UNOVA /1/                                                     7,200                101,160
INSTRUMENTS-CONTROLS (0.14%)
 Watts Industries                                              4,900                131,565
INTERNET CONNECTIVE SERVICES (0.03%)
 Redback Networks /1/                                          5,000                 26,100
INTERNET CONTENT-INFORMATION & NEWS (0.06%)
 Harris Interactive /1/                                        2,100                 13,839
 ProQuest /1/                                                  1,700                 43,690
                                                                                     57,529
INTERNET FINANCIAL SERVICES (0.15%)
 eSpeed /1/                                                      800                  7,864
 Net.B@nk                                                     12,800                128,128
                                                                                    135,992
INTERNET INCUBATORS (0.02%)
 Safeguard Scientifics /1/                                     9,000                 16,830
INTERNET INFRASTRUCTURE SOFTWARE (0.01%)
 AsiaInfo Holdings /1/                                         2,200                 10,736
INTERNET SECURITY (0.09%)
 Internet Security Systems /1/                                   900                 15,300
                                                           Shares
                                                            Held                  Value
 --------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET SECURITY (CONTINUED)
                                                                                $
 Secure Computing /1/                                          8,400                 63,756
                                                                                     79,056
INVESTMENT COMPANIES (0.32%)
 American Capital Strategies                                   2,600                 81,484
 Technology Investment Capital                                15,358                215,012
                                                                                    296,496
LEISURE & RECREATION PRODUCTS (0.10%)
 K2 /1/                                                        6,700                 95,877
LIFE & HEALTH INSURANCE (1.36%)
 AmerUs Group                                                  9,300                381,300
 Delphi Financial Group                                       12,700                510,159
 Nationwide Financial Services                                   400                 14,044
 Phoenix                                                       4,100                 42,722
 UICI                                                          6,700                219,358
 Universal American Financial /1/                              5,500                 71,115
                                                                                  1,238,698
LINEN SUPPLY & RELATED ITEMS (0.49%)
 Angelica                                                     13,000                323,440
 UniFirst                                                      4,200                120,120
                                                                                    443,560
MACHINERY TOOLS & RELATED PRODUCTS (0.11%)
 Regal Beloit                                                  4,100                 99,179
MACHINERY-CONSTRUCTION & MINING (1.08%)
 JLG Industries                                               23,100                388,080
 Joy Global                                                   12,600                433,188
 Terex /1/                                                     3,900                169,260
                                                                                    990,528
MACHINERY-GENERAL INDUSTRY (1.00%)
 Applied Industrial Technologies                              20,600                736,244
 Gardner Denver /1/                                              700                 19,299
 Kadant /1/                                                      700                 12,852
 Sauer-Danfoss                                                 5,900                100,772
 Tecumseh Products                                             1,000                 41,870
                                                                                    911,037
MACHINERY-MATERIAL HANDLING (0.42%)
 Cascade                                                       9,400                260,944
 Nacco Industries                                              1,400                120,610
                                                                                    381,554
MACHINERY-PUMPS (0.10%)
 Flowserve /1/                                                 3,800                 91,884
MEDICAL IMAGING SYSTEMS (0.06%)
 CTI Molecular Imaging /1/                                     3,500                 28,245
 Palatin Technologies /1/                                      9,600                 27,936
                                                                                     56,181
MEDICAL INFORMATION SYSTEM (0.24%)
 Computer Programs & Systems                                   4,500                 90,270
 Per-Se Technologies /1/                                       9,200                126,224
                                                                                    216,494
MEDICAL INSTRUMENTS (0.41%)
 Conmed /1/                                                   10,100                265,630
 Kyphon /1/                                                    4,200                104,076
                                                           Shares
                                                            Held                  Value
 --------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (CONTINUED)
                                                                                $
 SurModics /1/                                                   400                  9,500
                                                                                    379,206
MEDICAL LABORATORY & TESTING SERVICE (0.07%)
 Inveresk Research Group /1/                                   1,700                 62,713
MEDICAL PRODUCTS (0.11%)
 PSS World Medical /1/                                         9,900                 99,396
MEDICAL STERILIZATION PRODUCT (0.09%)
 Steris /1/                                                    3,900                 85,566
MEDICAL-BIOMEDICAL/GENE (0.88%)
 Alexion Pharmaceuticals /1/                                     800                 14,400
 Bio-Rad Laboratories /1/                                      2,700                137,970
 Celera Genomics Group /1/                                     3,600                 42,084
 Cell Genesys /1/                                              2,400                 21,528
 Cytogen /1/                                                   9,200                 96,968
 Cytokinetics /1/                                              7,500                 99,750
 Genelabs Technologies /1/                                    58,600                152,946
 Human Genome Sciences /1/                                     9,200                100,372
 Telik /1/                                                     6,396                142,631
                                                                                    808,649
MEDICAL-DRUGS (0.44%)
 Adolor /1/                                                    6,939                 78,064
 Auxilium Pharmaceuticals /1/                                 11,200                 95,536
 Rigel Pharmaceuticals /1/                                     3,900                 98,670
 Valeant Pharmaceuticals International                         5,400                130,248
                                                                                    402,518
MEDICAL-GENERIC DRUGS (0.06%)
 Alpharma                                                      2,900                 53,041
MEDICAL-HMO (0.05%)
 Sierra Health Services /1/                                      900                 43,137
MEDICAL-HOSPITALS (0.08%)
 Province Healthcare /1/                                       3,300                 69,036
MEDICAL-NURSING HOMES (0.69%)
 Beverly Enterprises /1/                                       7,400                 56,018
 Kindred Healthcare /1/                                       13,600                331,840
 Mariner Health Care /1/                                       8,600                240,886
                                                                                    628,744
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.15%)
 Gentiva Health Services /1/                                   8,100                132,597
METAL PROCESSORS & FABRICATION (0.83%)
 CIRCOR International                                          4,100                 79,950
 Commercial Metals                                             5,400                214,488
 NN                                                            9,400                107,630
 Quanex                                                        7,000                358,960
                                                                                    761,028
METAL PRODUCTS-FASTENERS (0.05%)
 Penn Engineering & Manufacturing                              2,300                 42,826
MISCELLANEOUS INVESTING (11.24%)
 Affordable Residential Communities                           12,300                179,580
 Alexandria Real Estate Equities                               3,200                210,304
 American Financial Realty Trust                              37,500                529,125
                                                           Shares
                                                            Held                  Value
 --------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                                $
 Anthracite Capital                                           35,100                390,312
 Bedford Property Investors                                    8,300                251,822
 Capital Automotive                                           12,800                400,256
 Capital Trust                                                 3,300                 96,030
 CarrAmerica Realty                                           35,200              1,151,040
 Crescent Real Estate Equity                                   4,900                 77,126
 Equity Inns                                                  26,700                263,796
 Gables Residential Trust                                     16,100                549,815
 Government Properties Trust                                  10,900                103,550
 Highwoods Properties                                         11,800                290,398
 IMPAC Mortgage Holdings                                      16,700                439,210
 Innkeepers USA Trust                                         30,800                383,152
 La Quinta /1/                                                 4,600                 35,880
 Lexington Corporate Properties Trust                         29,700                644,787
 LTC Properties                                               12,600                225,414
 Meristar Hospitality /1/                                     48,100                262,145
 MFA Mortgage Investments                                     10,437                 96,125
 Mid-America Apartment Communities                            19,900                775,105
 National Health Investors                                    18,000                511,920
 Parkway Properties                                            4,500                209,025
 Pennsylvania Real Estate Invest Trust                        12,400                479,384
 Saul Centers                                                  8,700                286,056
 Senior Housing Properties Trust                              18,600                331,452
 Sun Communities                                               7,800                305,682
 Taubman Centers                                               5,600                144,648
 Urstadt Biddle Properties                                     2,600                 39,624
 Ventas                                                       20,500                531,360
 Winston Hotels                                                7,000                 74,900
                                                                                 10,269,023
MULTI-LINE INSURANCE (0.44%)
 Allmerica Financial /1/                                      12,700                341,376
 United Fire & Casualty                                        1,000                 57,330
                                                                                    398,706
MUSIC (0.12%)
 Steinway Musical Instruments /1/                              4,200                114,240
NETWORKING PRODUCTS (0.69%)
 Adaptec /1/                                                  23,400                177,840
 Anixter International                                         5,400                189,486
 Black Box                                                     3,500                129,325
 Hypercom /1/                                                  3,300                 24,354
 SafeNet /1/                                                   4,076                107,525
                                                                                    628,530
NON-HOTEL GAMBLING (0.21%)
 Argosy Gaming /1/                                             3,300                129,360
 Isle of Capri Casinos /1/                                     3,000                 58,110
                                                                                    187,470
OFFICE AUTOMATION & EQUIPMENT (0.25%)
 Global Imaging Systems /1/                                      600                 18,648
 Imagistics International /1/                                  6,300                211,680
                                                                                    230,328
OFFICE SUPPLIES & FORMS (0.24%)
 John H. Harland                                               7,100                222,585
                                                           Shares
                                                            Held                  Value
 --------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL & GAS DRILLING (0.19%)
                                                                                $
 TODCO /1/                                                     9,800                170,030
OIL COMPANY-EXPLORATION & PRODUCTION (2.32%)
 Cimarex Energy /1/                                            6,600                230,604
 Comstock Resources /1/                                        7,700                161,084
 Denbury Resources /1/                                        17,900                454,660
 Houston Exploration /1/                                       4,900                290,815
 Magnum Hunter Resources /1/                                  23,400                270,036
 Stone Energy /1/                                              6,500                284,440
 Swift Energy /1/                                              6,100                146,156
 Vintage Petroleum                                            14,200                284,994
                                                                                  2,122,789
OIL FIELD MACHINERY & EQUIPMENT (0.27%)
 Lone Star Technologies /1/                                    3,400                128,520
 Universal Compression Holdings /1/                            3,400                115,838
                                                                                    244,358
OIL REFINING & MARKETING (0.55%)
 Tesoro Petroleum /1/                                         17,000                502,010
OIL-FIELD SERVICES (0.60%)
 Cal Dive International /1/                                    1,500                 53,430
 Hanover Compressor /1/                                        4,200                 56,490
 Oceaneering International /1/                                 3,500                128,940
 Oil States International /1/                                  9,700                181,390
 RPC                                                           7,400                132,312
                                                                                    552,562
OPTICAL SUPPLIES (0.20%)
 Sola International /1/                                        9,800                186,690
PAPER & RELATED PRODUCTS (0.73%)
 Chesapeake                                                    4,400                105,688
 Rock-Tenn                                                     4,100                 64,534
 Schweitzer-Mauduit International                              9,100                294,840
 Wausau-Mosinee Paper                                         12,100                201,465
                                                                                    666,527
PHARMACEUTICALS (0.15%)
 Cubist Pharmaceuticals /1/                                   13,600                134,368
PHYSICIAN PRACTICE MANAGEMENT (0.37%)
 Pediatrix Medical Group /1/                                   6,100                334,585
POULTRY (0.10%)
 Sanderson Farms                                               2,800                 93,660
PRINTING-COMMERCIAL (0.27%)
 Banta                                                         1,000                 39,750
 Bowne                                                        11,400                148,086
 Consolidated Graphics /1/                                     1,300                 54,470
                                                                                    242,306
PRIVATE CORRECTIONS (0.20%)
 Cornell /1/                                                   3,200                 39,680
 GEO Group /1/                                                 7,000                143,150
                                                                                    182,830
PROPERTY & CASUALTY INSURANCE (2.79%)
 Argonaut Group /1/                                            8,900                166,163
 Baldwin & Lyons                                                 875                 22,085
 Direct General                                                4,000                115,680
                                                           Shares
                                                            Held                  Value
 --------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
                                                                                $
 LandAmerica Financial Group                                   7,400                336,700
 Midland                                                       3,300                 90,255
 Navigators Group /1/                                            900                 26,316
 NYMAGIC                                                       1,700                 37,213
 PMA Capital /1/                                              35,800                270,290
 ProAssurance /1/                                                900                 31,518
 RLI                                                           2,400                 90,120
 Safety Insurance Group                                        6,600                146,718
 Selective Insurance Group                                     6,600                245,520
 State Auto Financial                                          2,700                 78,165
 Stewart Information Services                                 11,600                457,040
 Zenith National Insurance                                    10,400                440,024
                                                                                  2,553,807
PUBLISHING-NEWSPAPERS (0.14%)
 Journal Register /1/                                          3,600                 68,040
 Pulitzer                                                      1,300                 64,220
                                                                                    132,260
REAL ESTATE MANAGEMENT & SERVICES (0.28%)
 Jones Lang LaSalle /1/                                        7,800                257,478
REITS-WHOLE LOANS (0.70%)
 Novastar Financial                                            5,200                226,720
 RAIT Investment Trust                                        15,000                410,250
                                                                                    636,970
RENTAL-AUTO & EQUIPMENT (0.53%)
 Aaron Rents                                                   9,825                213,792
 Dollar Thrifty Automotive Group /1/                           7,700                187,341
 Rent-Way /1/                                                 11,800                 80,830
                                                                                    481,963
RESEARCH & DEVELOPMENT (0.02%)
 PAREXEL International /1/                                       800                 15,680
RESORTS & THEME PARKS (0.05%)
 Six Flags /1/                                                 9,200                 50,048
RETAIL-APPAREL & SHOE (1.51%)
 Aeropostale /1/                                               9,550                250,210
 Brown Shoe                                                    4,700                117,782
 Charming Shoppes /1/                                         41,000                291,920
 Dress Barn /1/                                                6,600                115,170
 Genesco /1/                                                   3,800                 89,490
 Goody's Family Clothing                                       2,800                 23,576
 Kenneth Cole Productions                                      3,900                109,746
 Men's Wearhouse /1/                                           4,500                130,725
 Payless ShoeSource /1/                                       10,700                108,391
 Stage Stores /1/                                              4,200                143,724
                                                                                  1,380,734
RETAIL-AUTO PARTS (0.25%)
 CSK Auto /1/                                                  7,300                 97,236
 PEP Boys-Manny, Moe & Jack                                    9,100                127,400
                                                                                    224,636
RETAIL-AUTOMOBILE (0.49%)
 Asbury Automotive Group /1/                                  14,400                194,400
 Lithia Motors                                                 7,600                161,576
 Sonic Automotive                                              1,800                 36,090
                                                           Shares
                                                            Held                  Value
 --------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-AUTOMOBILE (CONTINUED)
                                                                                $
 United Auto Group                                             2,400                 60,216
                                                                                    452,282
RETAIL-BEDDING (0.01%)
 Linens 'N Things /1/                                            400                  9,268
RETAIL-COMPUTER EQUIPMENT (0.18%)
 GameStop /1/                                                  2,800                 51,828
 Insight Enterprises /1/                                       4,100                 69,044
 Systemax /1/                                                  8,000                 45,280
                                                                                    166,152
RETAIL-CONVENIENCE STORE (0.08%)
 Casey's General Stores                                        4,000                 74,360
RETAIL-DISCOUNT (0.28%)
 ShopKo Stores /1/                                            14,800                257,668
RETAIL-FABRIC STORE (0.16%)
 Jo-Ann Stores /1/                                             5,275                147,911
RETAIL-HYPERMARKETS (0.11%)
 Smart & Final /1/                                             6,000                100,560
RETAIL-JEWELRY (0.14%)
 Movado Group                                                  1,200                 20,400
 Zale /1/                                                      3,800                106,780
                                                                                    127,180
RETAIL-MAIL ORDER (0.07%)
 J. Jill Group /1/                                             3,400                 67,490
RETAIL-PAWN SHOPS (0.50%)
 Cash America International                                   18,600                454,956
RETAIL-PETROLEUM PRODUCTS (0.04%)
 World Fuel Services                                           1,100                 39,380
RETAIL-REGIONAL DEPARTMENT STORE (0.22%)
 Dillards                                                     10,100                199,374
RETAIL-RESTAURANTS (0.87%)
 Bob Evans Farms                                                 100                  2,716
 Jack in the Box /1/                                           8,100                257,013
 Landry's Seafood Restaurant                                  14,800                403,892
 Papa John's International /1/                                 3,200                 98,176
 Ryan's Restaurant Group /1/                                   2,050                 30,422
                                                                                    792,219
RETAIL-SPORTING GOODS (0.03%)
 Sports Authority /1/                                          1,295                 30,044
RETAIL-VIDEO RENTAL (0.15%)
 Hollywood Entertainment /1/                                  11,100                109,557
 Movie Gallery                                                 1,600                 28,048
                                                                                    137,605
RUBBER-TIRES (0.69%)
 Cooper Tire & Rubber                                         21,300                429,621
 Goodyear Tire & Rubber /1/                                   19,100                205,134
                                                                                    634,755
SAVINGS & LOANS-THRIFTS (3.01%)
 BankAtlantic Bancorp                                         20,200                370,064
                                                           Shares
                                                            Held                  Value
 --------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
                                                                                $
 Commercial Capital Bancorp.                                   2,899                 65,778
 Commercial Federal                                            3,700                 99,826
 Dime Community Bancshares                                     6,725                112,980
 First Financial Holdings                                      1,800                 56,268
 First Niagara Financial Group                                 4,891                 65,442
 FirstFed Financial /1/                                        3,000                146,640
 Flagstar Bancorp.                                             7,600                161,728
 Hudson River Bancorp.                                        15,800                299,884
 ITLA Capital /1/                                              1,400                 64,680
 MAF Bancorp                                                   6,818                294,060
 Ocwen Financial /1/                                           7,700                 70,455
 Sterling Financial                                            5,625                150,975
 Sterling Financial /1/                                       14,280                503,227
 TierOne                                                       5,700                131,442
 WSFS Financial                                                3,200                160,000
                                                                                  2,753,449
SEISMIC DATA COLLECTION (0.17%)
 Veritas DGC /1/                                               7,000                159,460
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.21%)
 Cirrus Logic /1/                                             16,000                 76,320
 Exar /1/                                                      2,800                 39,648
 Standard Microsystems /1/                                     2,700                 47,277
 Vitesse Semiconductor /1/                                     9,200                 25,116
                                                                                    188,361
SEMICONDUCTOR EQUIPMENT (0.33%)
 Axcelis Technologies /1/                                     14,800                122,544
 Cohu                                                          1,600                 23,648
 Credence Systems /1/                                          6,100                 43,920
 Dupont Photomasks /1/                                         1,100                 18,744
 MKS Instruments /1/                                           2,100                 32,172
 Photronics /1/                                                3,500                 58,170
                                                                                    299,198
STEEL PIPE & TUBE (0.33%)
 NS Group /1/                                                  4,400                 81,400
 Valmont Industries                                           10,700                223,309
                                                                                    304,709
STEEL PRODUCERS (1.67%)
 AK Steel Holding /1/                                         26,400                215,424
 Reliance Steel & Aluminum                                    10,900                432,730
 Ryerson Tull                                                  9,800                168,266
 Schnitzer Steel Industries                                    2,550                 82,492
 Steel Dynamics                                               16,300                629,506
                                                                                  1,528,418
TELECOMMUNICATION EQUIPMENT (0.17%)
 Arris Group /1/                                               5,500                 28,710
 Ditech Communications /1/                                     5,000                111,950
 North Pittsburgh Systems                                        800                 16,568
                                                                                    157,228
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.16%)
 C-COR.net /1/                                                 3,600                 30,420
 Corvis /1/                                                   48,000                 38,400
 MRV Communications /1/                                       15,300                 38,250
                                                           Shares
                                                            Held                  Value
 --------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (CONTINUED)
                                                                                $
 Sycamore Networks /1/                                        10,900                 41,202
                                                                                    148,272
TELECOMMUNICATION SERVICES (0.73%)
 Commonwealth Telephone Enterprises /1/                        2,400                104,520
 ITC DeltaCom /1/                                             18,300                 80,703
 MasTec /1/                                                   13,200                 69,300
 PTEK Holdings /1/                                            42,900                367,653
 Time Warner Telecom /1/                                      10,200                 48,960
                                                                                    671,136
TELEPHONE-INTEGRATED (0.57%)
 Cincinnati Bell /1/                                          57,500                200,675
 CT Communications                                            14,900                205,471
 General Communication /1/                                     8,800                 79,640
 Talk America Holdings /1/                                     6,600                 34,518
                                                                                    520,304
TELEVISION (0.02%)
 Sinclair Broadcast Group                                      2,700                 19,710
THEATERS (0.29%)
 AMC Entertainment /1/                                        13,700                262,218
THERAPEUTICS (0.91%)
 AtheroGenics /1/                                              5,089                167,683
 AVANIR Pharmaceuticals /1/                                  113,900                323,476
 Cypress Bioscience /1/                                       19,400                226,398
 United Therapeutics /1/                                       3,400                118,762
                                                                                    836,319
TOBACCO (0.70%)
 Universal                                                    14,300                638,352
TOYS (0.07%)
 Jakks Pacific /1/                                             2,600                 59,800
TRANSPORT-EQUIPMENT & LEASING (0.43%)
 Gatx                                                          9,500                253,270
 Greenbrier                                                    2,600                 62,400
 Interpool                                                     4,200                 77,490
                                                                                    393,160
TRANSPORT-MARINE (0.32%)
 Overseas Shipholding Group                                    5,900                292,876
TRANSPORT-RAIL (0.46%)
 Genesee & Wyoming /1/                                        11,050                279,786
 RailAmerica /1/                                              12,900                142,545
                                                                                    422,331
TRANSPORT-SERVICES (0.17%)
 Offshore Logistics /1/                                        4,600                158,332
TRANSPORT-TRUCK (0.59%)
 Covenant Transport /1/                                        4,200                 81,144
 SCS Transportation /1/                                        9,350                177,089
 Swift Transportation /1/                                      3,000                 50,460
 U.S. Xpress Enterprises /1/                                   3,200                 59,328
 USF                                                             700                 25,123
 Werner Enterprises                                            7,507                144,960
                                                                                    538,104
                                                           Shares
                                                            Held                  Value
 --------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRAVEL SERVICES (0.13%)
                                                                                $
 Navigant International /1/                                    7,000                114,310
WATER (0.15%)
 American States Water                                         2,400                 59,760
 California Water Service Group                                2,400                 70,488
 SJW                                                             300                  9,906
                                                                                    140,154
WEB PORTALS (0.31%)
 Earthlink /1/                                                21,700                223,510
 United Online /1/                                             6,050                 58,201
                                                                                    281,711
WIRE & CABLE PRODUCTS (0.12%)
 Encore Wire /1/                                               8,250                109,230
WIRELESS EQUIPMENT (0.02%)
 REMEC /1/                                                     3,700                 17,427
                           TOTAL COMMON STOCKS                                   88,735,800

        `                                                  Principal
                                                            Amount                 Value
--------------------------------------------------------------------------------------------------
TREASURY BONDS (0.42%)
 U.S. Treasury /2/
                                                             $                  $
  2.13%; 10/31/04                                            385,000                385,150
                          TOTAL TREASURY BONDS                                      385,150
                                                                                -----------

          TOTAL PORTFOLIO INVESTMENTS (97.51%)                                   89,120,950
CASH, RECEIVABLES AND OTHER ASSETS,
  NET OF LIABILITIES (2.49%)                                                      2,273,798
                    TOTAL NET ASSETS (100.00%)                                  $91,394,748
                                                                                -------------

                            SCHEDULE OF INVESTMENTS
                             SMALLCAP VALUE ACCOUNT

                         SEPTEMBER 30, 2004 (UNAUDITED)


                                                          Unrealized
   Contract                    Opening       Current     Gain (Loss)
     Type        Commitment  Market Value  Market Value
---------------------------------------------------------------------
FUTURES CONTRACTS
10 Russell 2000    Buy        $2,820,073    $2,870,000     $49,927
December, 2004
Futures


/1 //Non-income producing security./
/2 //Security or a portion of the security was pledged to cover margin /
  /requirements for futures contracts./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $21,814,062
Unrealized Depreciation                       (3,205,042)
                                             -----------
Net Unrealized Appreciation (Depreciation)    18,609,020
Cost for federal income tax purposes         $70,511,930

 The Fund's schedules of investments as of September 30, 2004 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.

ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Variable Contracts Fund, Inc.
------------------------------------------



By           /s/ Ralph C. Eucher
  ----------------------------------------
         Ralph C. Eucher, President

Date      11/22/2004
     ---------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By         /s/ Ralph C. Eucher
  ----------------------------------------
         Ralph C. Eucher, President

Date      11/22/2004
    ---------------------



By        /s/ Jill R. Brown
    --------------------------------------
         Jill R. Brown, Vice President
           and Chief Financial Officer

Date      11/22/2004
    ---------------------